UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

Amendment No. 1

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

The purpose of this Amendment No. 1 to the VALIC Company I Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company on Form N-Q for the period ended February 29, 2012, originally filed with the U.S. Securities and Exchange Commission on April 27, 2012 (the “Form N-Q”), is to file the Notes to Portfolio of Investments, as required by Rule 30b1-5 under the Investment Company Act of 1940, “as amended”, which were inadvertently excluded from the original filing. Except as set forth above, no other changes have been made to the Form N-Q, and this Amendment No. 1 does not amend, update or change any other items or disclosure found in the Form N-Q. Further, this Amendment No. 1 does not reflect events that may have occurred after the filing of the Form N-Q.

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 51.2%
Advanced Materials - 0.0%

Ceradyne, Inc.	358	$11,066
STR Holdings, Inc.†	605	4,295

		15,361

Advertising Agencies - 0.4%

Interpublic Group of Cos., Inc.	3,263	38,242
Omnicom Group, Inc.	11,326	559,958

		598,200

Aerospace/Defense - 1.2%

Aerovironment, Inc.†	266	7,576
Boeing Co.	12,246	917,838
Cubic Corp.	235	11,233
General Dynamics Corp.	3,861	282,741
Lockheed Martin Corp.	2,813	248,697
National Presto Industries, Inc.	69	5,975
Northrop Grumman Corp.	3,217	192,409
Raytheon Co.	1,531	77,346
Teledyne Technologies, Inc.†	551	32,839

		1,776,654

Aerospace/Defense-Equipment - 0.4%

AAR Corp.	574	12,657
Curtiss-Wright Corp.	696	25,856
GenCorp, Inc.†	855	5,130
Kaman Corp.	380	13,106
Moog, Inc., Class A†	668	29,332
Orbital Sciences Corp.†	876	12,308
United Technologies Corp.	5,781	484,852

		583,241

Agricultural Chemicals - 0.3%

CF Industries Holdings, Inc.	2,065	384,090
Mosaic Co.	1,603	92,573

		476,663

Agricultural Operations - 0.0%

Andersons, Inc.	276	11,893

Airlines - 0.0%

Allegiant Travel Co.†	220	10,995
SkyWest, Inc.	764	8,725

		19,720

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	845	12,768
Darling International, Inc.†	1,745	27,903

		40,671

Apparel Manufacturers - 0.1%

Coach, Inc.	934	69,901
Maidenform Brands, Inc.†	340	7,140
Oxford Industries, Inc.	200	10,080
Quiksilver, Inc.†	1,784	8,349
Ralph Lauren Corp.	381	66,191
True Religion Apparel, Inc.†	381	10,047

		171,708

Applications Software - 1.2%

Ebix, Inc.	464	10,811
EPIQ Systems, Inc.	463	5,320
Intuit, Inc.	1,070	61,889
Microsoft Corp.	52,586	1,669,080
Progress Software Corp.†	964	22,355

		1,769,455

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	391	1,302

Audio/Video Products - 0.0%

DTS, Inc.†	248	6,964
Harman International Industries, Inc.	763	37,486
Universal Electronics, Inc.†	218	4,264
VOXX International Corp.†	272	3,479

		52,193

Auto Repair Centers - 0.0%

Midas, Inc.†	199	1,817
Monro Muffler Brake, Inc.	459	21,054

		22,871

Auto/Truck Parts & Equipment-Original - 0.1%

BorgWarner, Inc.†	2,247	186,142
Spartan Motors, Inc.	478	2,729
Superior Industries International, Inc.	346	6,256

		195,127

Auto/Truck Parts & Equipment-Replacement - 0.0%

Standard Motor Products, Inc.	289	6,566

Banks-Commercial - 0.4%

Bank of the Ozarks, Inc.	424	12,444
BBCN Bancorp, Inc.†	1,127	11,552
City Holding Co.	224	7,676
Columbia Banking System, Inc.	577	12,204
Community Bank System, Inc.	577	15,764
First BanCorp†	292	1,130
First Commonwealth Financial Corp.	1,513	9,063
First Financial Bancorp	849	13,898
First Financial Bankshares, Inc.	469	16,068
First Midwest Bancorp, Inc.	1,082	12,508
FNB Corp.	2,076	24,476
Glacier Bancorp, Inc.	1,072	14,794
Hanmi Financial Corp.†	458	3,971
Home Bancshares, Inc.	333	8,392
Independent Bank Corp.	319	8,769
Lloyds Banking Group PLC†	105,984	58,904
National Penn Bancshares, Inc.	1,832	16,030
NBT Bancorp, Inc.	496	10,818
Old National Bancorp	1,412	17,057
PacWest Bancorp	500	10,885
Pinnacle Financial Partners, Inc.†	499	8,263
PrivateBancorp, Inc.	857	12,426
S&T Bancorp, Inc.	405	8,590
Simmons First National Corp., Class A	256	6,730
Sterling Bancorp	442	3,934
Susquehanna Bancshares, Inc.	2,783	25,798
Texas Capital Bancshares, Inc.†	548	18,572
Tompkins Financial Corp.	119	4,891
Trustco Bank Corp.	1,391	7,456
UMB Financial Corp.	482	20,075
Umpqua Holdings Corp.	1,707	21,030
United Bankshares, Inc.	673	19,705
United Community Banks, Inc.†	265	2,377
Wilshire Bancorp, Inc.†	883	3,832
Wintrust Financial Corp.	536	18,069
Zions Bancorporation	5,857	111,283

		579,434

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	15,380	340,052
Boston Private Financial Holdings, Inc.	1,125	10,721

		350,773

Banks-Super Regional - 1.9%

Capital One Financial Corp.	14,198	718,419
Comerica, Inc.	10,197	302,749
Fifth Third Bancorp	24,727	336,535
SunTrust Banks, Inc.	2,423	55,632
US Bancorp	9,226	271,244
Wells Fargo & Co.	36,301	1,135,858

		2,820,437

Batteries/Battery Systems - 0.0%

EnerSys†	722	24,245

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	7,732	540,158
Coca-Cola Enterprises, Inc.	5,030	145,367
Dr Pepper Snapple Group, Inc.	3,626	137,969
PepsiCo, Inc.	1,421	89,438

		912,932

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	673	54,950
Constellation Brands, Inc., Class A†	3,220	70,325

		125,275

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	125	11,815

Broadcast Services/Program - 0.1%

Digital Generation, Inc.†	396	3,960
Discovery Communications, Inc., Class A†	2,275	106,129

		110,089

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.†	277	7,590
Gibraltar Industries, Inc.†	440	6,081
NCI Building Systems, Inc.†	287	3,473
Quanex Building Products Corp.	532	9,049
Simpson Manufacturing Co., Inc.	603	17,981

		44,174

Building & Construction-Misc. - 0.0%

Aegion Corp.†	574	10,108
Dycom Industries, Inc.†	490	10,427

		20,535

Building Products-Air & Heating - 0.0%

AAON, Inc.	279	5,175
Comfort Systems USA, Inc.	556	6,361

		11,536

Building Products-Cement - 0.0%

Eagle Materials, Inc.	669	20,993
Headwaters, Inc.†	878	2,669
Texas Industries, Inc.	416	14,074

		37,736

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	409	5,427
Griffon Corp.	695	7,430

		12,857

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	283	9,096

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	389	2,840

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	714	16,208

Building-Mobile Home/Manufactured Housing - 0.0%

Winnebago Industries, Inc.†	430	3,836

Building-Residential/Commercial - 0.0%

M/I Homes, Inc.†	269	3,257
Meritage Homes Corp.†	402	10,408
Ryland Group, Inc.	662	12,002
Standard Pacific Corp.†	1,437	6,294

		31,961

Cable/Satellite TV - 0.4%

Cablevision Systems Corp., Class A	423	6,020
Comcast Corp., Class A	11,477	337,194
DIRECTV, Class A†	1,560	72,259
Time Warner Cable, Inc.	1,115	88,464

		503,937

Casino Hotels - 0.1%

Boyd Gaming Corp.†	815	6,528
Monarch Casino & Resort, Inc.†	164	1,719
Wynn Resorts, Ltd.	983	116,525

		124,772

Casino Services - 0.0%

Multimedia Games Holding Co, Inc.†	385	3,939
Shuffle Master, Inc.†	782	11,417

		15,356

Cellular Telecom - 0.1%

Sprint Nextel Corp.†	59,293	146,454

Chemicals-Diversified - 0.4%

Air Products & Chemicals, Inc.	268	24,184
E.I. du Pont de Nemours & Co.	6,502	330,627
PPG Industries, Inc.	2,884	263,165

		617,976

Chemicals-Other - 0.0%

American Vanguard Corp.	347	5,732

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	452	11,680
PolyOne Corp.	1,350	18,130

		29,810

Chemicals-Specialty - 0.2%

Balchem Corp.	432	11,772
Eastman Chemical Co.	4,568	247,266
H.B. Fuller Co.	718	21,633
Hawkins, Inc.	124	4,805

Kraton Performance Polymers, Inc.†	470	13,061
OM Group, Inc.†	482	13,246
Quaker Chemical Corp.	192	7,912
Stepan Co.	119	10,404
Zep, Inc.	323	4,900

		334,999

Circuit Boards - 0.0%

Park Electrochemical Corp.	309	8,806
TTM Technologies, Inc.†	739	8,654

		17,460

Coal - 0.0%

Cloud Peak Energy, Inc.†	901	15,966
SunCoke Energy, Inc.†	1,037	14,860

		30,826

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	193	12,427

Commercial Services - 0.1%

Arbitron, Inc.	398	13,309
Healthcare Services Group, Inc.	995	19,383
Iron Mountain, Inc.	4,442	137,924
Live Nation Entertainment, Inc.†	2,203	20,532
Medifast, Inc.†	202	3,279
TeleTech Holdings, Inc.†	368	5,619

		200,046

Commercial Services-Finance - 0.5%

Cardtronics, Inc.†	654	17,390
Heartland Payment Systems, Inc.	588	16,652
Mastercard, Inc., Class A	656	275,520
Visa, Inc., Class A	3,127	363,889
Wright Express Corp.†	576	35,643

		709,094

Communications Software - 0.0%

Digi International, Inc.†	365	4,103

Computer Aided Design - 0.1%

Autodesk, Inc.†	2,663	100,795

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	520	7,296

Computer Services - 1.4%

Accenture PLC, Class A	3,860	229,824
CACI International, Inc., Class A†	394	23,301
CIBER, Inc.†	1,038	4,546
Cognizant Technology Solutions Corp., Class A†	146	10,359
Computer Sciences Corp.	1,439	45,703
iGate Corp.†	428	7,460
Insight Enterprises, Inc.†	653	13,648
International Business Machines Corp.	8,216	1,616,334
j2 Global, Inc.	707	20,906
LivePerson, Inc.†	707	10,661
Manhattan Associates, Inc.†	305	14,140
SYKES Enterprises, Inc.†	572	7,882
Virtusa Corp.†	268	4,189

		2,008,953

Computer Software - 0.0%

Avid Technology, Inc.†	425	4,526
Blackbaud, Inc.	644	20,318

		24,844

Computers - 2.5%

Apple, Inc.†	6,549	3,552,440
Dell, Inc.†	2,527	43,717

		3,596,157

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	222	1,787
Mercury Computer Systems, Inc.†	445	6,395
MTS Systems Corp.	234	11,492
NCI, Inc., Class A†	110	792
Netscout Systems, Inc.†	520	11,040
Radisys Corp.†	332	2,487
Stratasys, Inc.†	316	11,641
Super Micro Computer, Inc.†	410	6,781

		52,415

Computers-Memory Devices - 0.5%

EMC Corp.†	24,280	672,313
Western Digital Corp.†	692	27,161

		699,474

Computers-Periphery Equipment - 0.0%

Synaptics, Inc.†	475	17,456

Consulting Services - 0.0%

Forrester Research, Inc.	214	6,897
MAXIMUS, Inc.	498	20,772
Navigant Consulting, Inc.†	779	10,524

		38,193

Consumer Products-Misc. - 0.2%

Blyth, Inc.	75	4,785
Central Garden and Pet Co., Class A†	639	6,115
Clorox Co.	2,829	191,269
Helen of Troy, Ltd.†	471	15,307
Kimberly-Clark Corp.	251	18,293
Prestige Brands Holdings, Inc.†	731	12,062
WD-40 Co.	239	10,296

		258,127

Containers-Metal/Glass - 0.1%

Ball Corp.	3,749	150,260
Owens-Illinois, Inc.†	618	14,770

		165,030

Cosmetics & Toiletries - 0.5%

Avon Products, Inc.	5,267	98,440
Inter Parfums, Inc.	241	4,066
Procter & Gamble Co.	8,402	567,303

		669,809

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	647	33,366
CSG Systems International, Inc.†	502	8,037
Fidelity National Information Services, Inc.	1,273	40,392
Fiserv, Inc.†	823	54,565

		136,360

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	200	5,600

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	1,019	26,097

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	1,022	4,262

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	599	10,794

Direct Marketing - 0.0%

Harte-Hanks, Inc.	634	5,541

Disposable Medical Products - 0.2%

C.R. Bard, Inc.	3,182	297,899
ICU Medical, Inc.†	181	8,304
Merit Medical Systems, Inc.†	625	7,825

		314,028

Distribution/Wholesale - 0.1%

Brightpoint, Inc.†	989	8,703
MWI Veterinary Supply, Inc.†	190	16,448
Pool Corp.	710	25,844
Scansource, Inc.†	405	14,985
United Stationers, Inc.	641	18,615

		84,595

Diversified Banking Institutions - 2.0%

Bank of America Corp.	136,787	1,090,193
Citigroup, Inc.	10,866	362,055
JPMorgan Chase & Co.	19,664	771,615
Morgan Stanley	36,969	685,405

		2,909,268

Diversified Manufacturing Operations - 1.5%

3M Co.	2,328	203,933
A.O. Smith Corp.	580	26,193
Actuant Corp., Class A	1,027	28,931
AZZ, Inc.	184	9,237
Barnes Group, Inc.	690	19,113
Dover Corp.	14,565	932,451
EnPro Industries, Inc.†	310	11,721
Federal Signal Corp.†	908	4,268
General Electric Co.	29,030	553,021
Koppers Holdings, Inc.	299	11,251
Leggett & Platt, Inc.	5,385	121,863
LSB Industries, Inc.†	266	10,698
Lydall, Inc.†	244	2,223
Parker Hannifin Corp.	2,241	201,264
Standex International Corp.	182	6,954
Tredegar Corp.	334	7,762

		2,150,883

Diversified Minerals - 0.0%

AMCOL International Corp.	361	10,588

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	296	18,299
Viad Corp.	298	5,799

		24,098

E-Commerce/Products - 0.0%

Blue Nile, Inc.†	202	7,201
Nutrisystem, Inc.	419	4,722
Stamps.com, Inc.†	188	4,860

		16,783

E-Commerce/Services - 0.3%

Expedia, Inc.	4,020	136,881
priceline.com, Inc.†	510	319,780
United Online, Inc.	1,287	6,512

		463,173

E-Marketing/Info - 0.0%

comScore, Inc.†	492	10,819
Digital River, Inc.†	553	9,760
Liquidity Services, Inc.†	346	14,965

		35,544

E-Services/Consulting - 0.0%

Perficient, Inc.†	437	5,279
Websense, Inc.†	577	10,392

		15,671

Electric Products-Misc. - 0.6%

Emerson Electric Co.	16,477	828,958
Littelfuse, Inc.	321	16,990
Molex, Inc.	2,107	57,100

		903,048

Electric-Generation - 0.3%

AES Corp.†	31,498	427,113

Electric-Integrated - 0.8%

Allete, Inc.	483	20,083
Ameren Corp.	3,044	97,621
Avista Corp.	868	21,440
Central Vermont Public Service Corp.	200	7,048
CH Energy Group, Inc.	221	14,734
CMS Energy Corp.	11,569	247,692
El Paso Electric Co.	607	19,867
Exelon Corp.	4,502	175,893
NextEra Energy, Inc.	5,716	340,159
NorthWestern Corp.	541	18,789
Public Service Enterprise Group, Inc.	6,731	207,180
UIL Holdings Corp.	752	26,508
Unisource Energy Corp.	550	20,235

		1,217,249

Electronic Components-Misc. - 0.5%

Bel Fuse, Inc., Class B	147	2,569
Benchmark Electronics, Inc.†	879	14,433
CTS Corp.	500	4,975
Daktronics, Inc.	517	4,653
Jabil Circuit, Inc.	17,807	459,955
Methode Electronics, Inc.	532	4,868
OSI Systems, Inc.†	293	17,287
Plexus Corp.†	517	17,940
Pulse Electronics Corp.	602	1,854
Rogers Corp.†	241	8,939
TE Connectivity, Ltd.	3,363	122,918

		660,391

Electronic Components-Semiconductors - 0.9%

Altera Corp.	4,515	173,602
Ceva, Inc.†	351	8,652

Diodes, Inc.†	539	13,389
DSP Group, Inc.†	334	2,134
Entropic Communications, Inc.†	1,247	7,688
GT Advanced Technologies, Inc.†	1,785	15,280
Intel Corp.	34,831	936,257
Kopin Corp.†	935	3,366
Microsemi Corp.†	1,295	27,091
Monolithic Power Systems, Inc.†	425	7,901
NVIDIA Corp.†	5,832	88,355
Rubicon Technology, Inc.†	238	2,135
Supertex, Inc.†	191	3,526
Volterra Semiconductor Corp.†	358	11,001

		1,300,377

Electronic Forms - 0.1%

Adobe Systems, Inc.†	3,421	112,517

Electronic Measurement Instruments - 0.0%

Analogic Corp.	184	10,479
Badger Meter, Inc.	225	7,238
ESCO Technologies, Inc.	398	14,244
FARO Technologies, Inc.†	241	13,366
Measurement Specialties, Inc.†	224	7,285

		52,612

Electronic Security Devices - 0.0%

American Science & Engineering, Inc.	134	9,742

Engineering/R&D Services - 0.6%

EMCOR Group, Inc.	994	27,633
Exponent, Inc.†	197	9,499
Fluor Corp.	2,142	129,548
Foster Wheeler AG†	26,017	640,799

		807,479

Engines-Internal Combustion - 0.2%

Briggs & Stratton Corp.	734	12,434
Cummins, Inc.	2,280	274,900

		287,334

Enterprise Software/Service - 1.0%

BMC Software, Inc.†	1,076	40,285
CA, Inc.	4,068	109,958
JDA Software Group, Inc.†	634	15,888
MicroStrategy, Inc., Class A†	120	16,271
Omnicell, Inc.†	484	7,221
Opnet Technologies, Inc.	213	6,081
Oracle Corp.	42,886	1,255,273
SYNNEX Corp.†	383	15,791
Taleo Corp., Class A†	619	28,363
Tyler Technologies, Inc.†	363	13,711

		1,508,842

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,292	19,961

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	932	22,890

Finance-Consumer Loans - 0.1%

Encore Capital Group, Inc.†	325	7,241
Portfolio Recovery Associates, Inc.†	255	17,781
SLM Corp.	9,765	153,897
World Acceptance Corp.†	216	13,720

		192,639

Finance-Investment Banker/Broker - 0.0%

Interactive Brokers Group, Inc., Class A	559	8,866
Investment Technology Group, Inc.†	605	6,957
Piper Jaffray Cos.†	227	5,580
Stifel Financial Corp.†	801	30,062
SWS Group, Inc.	419	2,342

		53,807

Finance-Other Services - 0.4%

CME Group, Inc.	304	88,005
Higher One Holdings, Inc.†	454	6,674
IntercontinentalExchange, Inc.†	1,740	240,050
NYSE Euronext	6,934	206,425

		541,154

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	281	11,740

Food-Canned - 0.0%

Seneca Foods Corp., Class A†	139	3,561
TreeHouse Foods, Inc.†	535	30,816

		34,377

Food-Confectionery - 0.2%

Hershey Co.	3,841	233,149

Food-Misc. - 1.0%

B&G Foods, Inc.	711	16,552
Cal-Maine Foods, Inc.	207	7,970
Campbell Soup Co.	7,366	245,435
ConAgra Foods, Inc.	19,174	503,317
Diamond Foods, Inc.	320	7,654
Hain Celestial Group, Inc.†	657	26,832
J&J Snack Foods Corp.	211	10,586
Kellogg Co.	2,223	116,374
Kraft Foods, Inc., Class A	13,792	525,061
Snyders-Lance, Inc.	697	15,648

		1,475,429

Food-Retail - 0.3%

Kroger Co.	8,359	198,861
Safeway, Inc.	6,339	135,971
SUPERVALU, Inc.	7,636	49,863

		384,695

Food-Wholesale/Distribution - 0.2%

Calavo Growers, Inc.	187	5,143
Nash Finch Co.	181	4,853
Spartan Stores, Inc.	323	5,762
Sysco Corp.	9,544	280,784
United Natural Foods, Inc.†	727	33,093

		329,635

Footwear & Related Apparel - 0.1%

Crocs, Inc.†	1,345	26,429
Iconix Brand Group, Inc.†	1,098	19,940
Skechers U.S.A., Inc., Class A†	550	7,023
Steven Madden, Ltd.†	569	24,569
Wolverine World Wide, Inc.	711	27,118

		105,079

Forestry - 0.0%

Deltic Timber Corp.	161	10,499

Gambling (Non-Hotel) - 0.1%

International Game Technology	9,389	141,023
Pinnacle Entertainment, Inc.†	899	9,898

		150,921

Garden Products - 0.0%

Toro Co.	457	30,957

Gas-Distribution - 0.1%

Laclede Group, Inc.	326	13,395
New Jersey Resources Corp.	618	28,854
Northwest Natural Gas Co.	398	18,217
Piedmont Natural Gas Co., Inc.	1,076	34,862
South Jersey Industries, Inc.	449	23,348
Southwest Gas Corp.	684	29,173

		147,849

Gold Mining - 0.1%

Newmont Mining Corp.	1,413	83,932

Golf - 0.0%

Callaway Golf Co.	939	6,150

Health Care Cost Containment - 0.0%

Corvel Corp.†	91	4,126

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	374	9,443
La-Z-Boy, Inc.†	758	10,832
Select Comfort Corp.†	837	24,767

		45,042

Hotel/Motels - 0.0%

Marcus Corp.	317	3,820

Human Resources - 0.0%

AMN Healthcare Services, Inc.†	568	3,033
CDI Corp.	181	2,717
Cross Country Healthcare, Inc.†	454	2,570
Heidrick & Struggles International, Inc.	251	5,100
Insperity, Inc.	325	9,792
Kelly Services, Inc., Class A	415	6,225
On Assignment, Inc.†	541	7,509
Resources Connection, Inc.	658	8,600
TrueBlue, Inc.†	597	9,887

		55,433

Identification Systems - 0.0%

Brady Corp., Class A	781	24,953
Checkpoint Systems, Inc.†	587	6,516

		31,469

Independent Power Producers - 0.0%

GenOn Energy, Inc.†	439	1,080
NRG Energy, Inc.†	2,181	37,295

		38,375

Industrial Automated/Robotic - 0.0%

Cognex Corp.	627	26,735
Intermec, Inc.†	739	5,528
iRobot Corp.†	403	10,285

		42,548

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	434	17,160

Instruments-Scientific - 0.5%

FEI Co.†	556	24,753
PerkinElmer, Inc.	26,331	710,937

		735,690

Insurance Brokers - 0.0%

eHealth, Inc.†	285	4,284

Insurance-Life/Health - 0.3%

Aflac, Inc.	6,040	285,390
Delphi Financial Group, Inc., Class A	814	36,272
Presidential Life Corp.	308	3,333
Prudential Financial, Inc.	372	22,751
Torchmark Corp.	2,405	116,498

		464,244

Insurance-Multi-line - 0.3%

Assurant, Inc.	3,098	131,572
Horace Mann Educators Corp.	583	10,103
MetLife, Inc.	5,969	230,105
United Fire Group, Inc.	307	6,168

		377,948

Insurance-Property/Casualty - 0.4%

AMERISAFE, Inc.†	268	6,046
Employers Holdings, Inc.	519	8,974
Infinity Property & Casualty Corp.	181	9,924
Meadowbrook Insurance Group, Inc.	779	7,416
Navigators Group, Inc.†	166	7,804
ProAssurance Corp.	455	39,931
Progressive Corp.	18,331	392,650
RLI Corp.	248	17,375
Safety Insurance Group, Inc.	223	9,518
Selective Insurance Group, Inc.	808	13,881
Stewart Information Services Corp.	281	3,692
Tower Group, Inc.	605	13,945

		531,156

Insurance-Reinsurance - 0.3%

Berkshire Hathaway, Inc., Class B†	5,415	424,807

Internet Application Software - 0.0%

DealerTrack Holdings, Inc.†	618	17,211
eResearchTechnology, Inc.†	629	4,013

		21,224

Internet Connectivity Services - 0.0%

PC-Tel, Inc.	271	1,992

Internet Content-Information/News - 0.0%

XO Group, Inc.†	430	3,887

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	450	56,232

Internet Security - 0.2%

Sourcefire, Inc.†	428	19,269
Symantec Corp.†	11,642	207,693
VeriSign, Inc.	1,232	45,522

		272,484

Investment Companies - 0.0%

Prospect Capital Corp.	1,811	19,577

Investment Management/Advisor Services - 0.7%

BlackRock, Inc.	1,943	386,657
Calamos Asset Management, Inc., Class A	289	3,543
Federated Investors, Inc., Class B	3,238	66,346
Financial Engines, Inc.†	583	13,438
Legg Mason, Inc.	19,120	523,697
National Financial Partners Corp.†	637	9,721
Virtus Investment Partners, Inc.†	91	7,238

		1,010,640

Lasers-System/Components - 0.1%

Cymer, Inc.†	456	20,967
Electro Scientific Industries, Inc.	352	4,872
II-VI, Inc.†	813	19,016
Newport Corp.†	536	8,962
Rofin-Sinar Technologies, Inc.†	418	9,806

		63,623

Leisure Products - 0.0%

Brunswick Corp.	1,328	31,752

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	275	9,166
Unifirst Corp.	228	13,698

		22,864

Machinery-Construction & Mining - 0.3%

Astec Industries, Inc.†	289	10,967
Caterpillar, Inc.	3,660	418,009

		428,976

Machinery-Electrical - 0.0%

Franklin Electric Co., Inc.	280	14,003

Machinery-Farming - 0.0%

Lindsay Corp.	189	12,397

Machinery-General Industrial - 0.1%

Albany International Corp., Class A	410	9,807
Applied Industrial Technologies, Inc.	626	25,146
Intevac, Inc.†	334	2,639
Robbins & Myers, Inc.	684	33,386
Tennant Co.	278	11,409

		82,387

Machinery-Material Handling - 0.0%

Cascade Corp.	125	6,655

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	160	9,734
Medidata Solutions, Inc.†	327	6,520
Quality Systems, Inc.	588	25,208

		41,462

Medical Instruments - 0.2%

Abaxis, Inc.†	320	8,499
CONMED Corp.†	410	12,235
CryoLife, Inc.†	406	2,213
Integra LifeSciences Holdings Corp.†	301	9,512
Intuitive Surgical, Inc.†	157	80,324
Kensey Nash Corp.	111	2,506
Natus Medical, Inc.†	424	4,439
NuVasive, Inc.†	611	9,587
St. Jude Medical, Inc.	3,001	126,402
SurModics, Inc.†	210	2,982
Symmetry Medical, Inc.†	533	3,859

		262,558

Medical Labs & Testing Services - 0.0%

Bio-Reference Labs, Inc.†	356	7,170

Medical Laser Systems - 0.0%

Palomar Medical Technologies, Inc.†	268	2,959

Medical Products - 0.4%

Baxter International, Inc.	2,810	163,345
Cantel Medical Corp.	292	5,896
Covidien PLC	5,011	261,825
Cyberonics, Inc.†	371	13,812
Greatbatch, Inc.†	340	8,415
Haemonetics Corp.†	372	24,935
Hanger Orthopedic Group, Inc.†	487	10,076
Invacare Corp.	469	7,743
PSS World Medical, Inc.†	786	19,045
West Pharmaceutical Services, Inc.	503	20,925
Zoll Medical Corp.†	325	23,774

		559,791

Medical-Biomedical/Gene - 0.3%

Amgen, Inc.	2,469	167,769
Arqule, Inc.†	775	5,503
Biogen Idec, Inc.†	1,283	149,431
Cambrex Corp.†	424	2,824
Cubist Pharmaceuticals, Inc.†	918	39,345
Emergent Biosolutions, Inc.†	357	5,451
Enzo Biochem, Inc.†	491	1,267
Medicines Co.†	777	16,651
Momenta Pharmaceuticals, Inc.†	652	9,558

		397,799

Medical-Drugs - 2.3%

Abbott Laboratories	21,290	1,205,227
Akorn, Inc.†	995	12,467
Bristol-Myers Squibb Co.	14,371	462,315
Eli Lilly & Co.	6,520	255,845
Forest Laboratories, Inc.†	773	25,138
Hi-Tech Pharmacal Co., Inc.†	148	5,908
Johnson & Johnson	6,053	393,929
Merck & Co., Inc.	5,872	224,134
Pfizer, Inc.	32,334	682,248
PharMerica Corp.†	422	5,174
Salix Pharmaceuticals, Ltd.†	881	43,451
Savient Pharmaceuticals, Inc.†	1,032	2,074
Viropharma, Inc.†	1,051	33,695

		3,351,605

Medical-Generic Drugs - 0.0%

Par Pharmaceutical Cos., Inc.†	535	19,854

Medical-HMO - 0.8%

Aetna, Inc.	3,140	146,826
Centene Corp.†	751	36,649
Cigna Corp.	1,038	45,786
Humana, Inc.	4,570	398,047
Magellan Health Services, Inc.†	417	19,707
Molina Healthcare, Inc.†	412	13,992
UnitedHealth Group, Inc.	5,189	289,287
WellPoint, Inc.	2,131	139,858

		1,090,152

Medical-Nursing Homes - 0.0%

Ensign Group, Inc.	236	6,469
Kindred Healthcare, Inc.†	753	7,748

		14,217

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	169	15,249
Almost Family, Inc.†	124	2,837
Amedisys, Inc.†	427	5,487
Amsurg Corp.†	467	12,203
Gentiva Health Services, Inc.†	442	3,470
LHC Group, Inc.†	232	3,948

		43,194

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	2,080	77,688
Cardinal Health, Inc.	5,210	216,475
McKesson Corp.	2,247	187,647

		481,810

Metal Processors & Fabrication - 0.1%

CIRCOR International, Inc.	257	8,509
Haynes International, Inc.	176	11,139
Kaydon Corp.	475	17,870
Mueller Industries, Inc.	570	26,220
RTI International Metals, Inc.†	439	9,895

		73,633

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	239	2,737
Lawson Products, Inc.	52	848
Olympic Steel, Inc.	139	3,258

		6,843

Metal-Aluminum - 0.0%

Century Aluminum Co.†	827	8,113
Kaiser Aluminum Corp.	236	11,408

		19,521

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	11,129	473,650

Miscellaneous Manufacturing - 0.0%

Hillenbrand, Inc.	932	21,408
John Bean Technologies Corp.	422	7,288
Movado Group, Inc.	257	5,500

		34,196

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	1,146	53,381

Multimedia - 0.6%

EW Scripps Co., Class A†	451	4,293
News Corp., Class A	8,049	159,934
Time Warner, Inc.	3,584	133,361
Viacom, Inc., Class B	6,197	295,101
Walt Disney Co.	5,753	241,568

		834,257

Networking Products - 0.3%

Anixter International, Inc.†	413	28,720
Black Box Corp.	257	6,918
Cisco Systems, Inc.	16,818	334,342
LogMeIn, Inc.†	315	11,611
Netgear, Inc.†	560	21,039

		402,630

Non-Ferrous Metals - 0.0%

Materion Corp.†	295	8,658

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc.	2,103	62,732

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.	3,672	66,573
Xerox Corp.	8,816	72,556

		139,129

Office Furnishings-Original - 0.0%

Interface, Inc., Class A	831	10,180

Office Supplies & Forms - 0.0%

Standard Register Co.	187	294

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.	1,408	96,406
Helmerich & Payne, Inc.	4,111	252,004
Rowan Cos., Inc.†	255	9,402

		357,812

Oil Companies-Exploration & Production - 0.7%

Anadarko Petroleum Corp.	7,277	612,141
Apache Corp.	2,854	308,032
Approach Resources, Inc.†	397	13,720
Comstock Resources, Inc.†	705	11,301
Contango Oil & Gas Co.†	188	11,953
Denbury Resources, Inc.†	1,619	32,234
GeoResources, Inc.†	297	9,516
Gulfport Energy Corp.†	664	22,324
Penn Virginia Corp.	658	3,218
Petroleum Development Corp.†	346	11,259
Petroquest Energy, Inc.†	813	4,959
Stone Energy Corp.†	730	23,324
Swift Energy Co.†	633	19,009

		1,082,990

Oil Companies-Integrated - 4.7%

Chevron Corp.	19,636	2,142,680
ConocoPhillips	25,786	1,973,918
Exxon Mobil Corp.	29,387	2,541,975
Marathon Oil Corp.	4,620	156,572
Murphy Oil Corp.	707	45,206

		6,860,351

Oil Field Machinery & Equipment - 0.3%

Gulf Island Fabrication, Inc.	214	6,272
Lufkin Industries, Inc.	454	36,157
National Oilwell Varco, Inc.	4,130	340,849

		383,278

Oil Refining & Marketing - 0.1%

Valero Energy Corp.	2,793	68,401

Oil-Field Services - 0.2%

Basic Energy Services, Inc.†	420	8,341

Exterran Holdings, Inc.†	923	13,291
Halliburton Co.	6,924	253,349
Hornbeck Offshore Services, Inc.†	506	20,620
Matrix Service Co.†	382	5,058
Pioneer Drilling Co.†	884	8,805
SEACOR Holdings, Inc.†	324	32,037
Tetra Technologies, Inc.†	1,113	10,117

		351,618

Paper & Related Products - 0.2%

Buckeye Technologies, Inc.	586	20,018
Clearwater Paper Corp.†	332	11,391
International Paper Co.	1,336	46,960
KapStone Paper and Packaging Corp.†	581	11,678
MeadWestvaco Corp.	5,843	176,926
Neenah Paper, Inc.	214	5,968
Schweitzer-Mauduit International, Inc.	241	16,882
Wausau Paper Corp.	719	6,716

		296,539

Pharmacy Services - 0.5%

Medco Health Solutions, Inc.†	10,563	713,953

Physicians Practice Management - 0.0%

Healthways, Inc.†	491	3,903
IPC The Hospitalist Co., Inc.†	245	8,911

		12,814

Pipelines - 0.1%

ONEOK, Inc.	1,787	147,678

Poultry - 0.0%

Sanderson Farms, Inc.	281	13,825

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	629	7,548
Powell Industries, Inc.†	128	4,197
Vicor Corp.	286	2,322

		14,067

Printing-Commercial - 0.0%

Consolidated Graphics, Inc.†	133	6,210
R.R. Donnelley & Sons Co.	3,093	42,745

		48,955

Private Corrections - 0.0%

Geo Group, Inc.†	942	16,589

Protection/Safety - 0.0%

Landauer, Inc.	139	7,456

Publishing-Books - 0.1%

McGraw-Hill Cos., Inc.	1,243	57,849

Publishing-Newspapers - 0.1%

Dolan Co.†	440	3,951
Washington Post Co., Class B	285	112,262

		116,213

Real Estate Investment Trusts - 1.3%

Acadia Realty Trust	635	13,456
Apartment Investment & Management Co., Class A	8,683	215,686
AvalonBay Communities, Inc.	416	53,943
BioMed Realty Trust, Inc.	2,293	42,237
Boston Properties, Inc.	797	80,935
Cedar Realty Trust, Inc.	805	3,832
Colonial Properties Trust	1,303	26,738
Cousins Properties, Inc.	1,546	11,425
DiamondRock Hospitality Co.	2,497	24,870
Digital Realty Trust, Inc.	9,622	697,595
EastGroup Properties, Inc.	400	19,276
Entertainment Properties Trust	697	31,713
Equity Residential	4,935	280,752
Extra Space Storage, Inc.	1,407	37,103
Franklin Street Properties Corp.	1,075	11,083
Getty Realty Corp.	403	6,851
Healthcare Realty Trust, Inc.	1,160	23,977
Inland Real Estate Corp.	1,115	9,667
Kilroy Realty Corp.	995	43,621
Kite Realty Group Trust	918	4,507
LaSalle Hotel Properties	1,242	33,136
Lexington Realty Trust	1,968	17,023
LTC Properties, Inc.	452	13,949
Medical Properties Trust, Inc.	1,920	18,662
Mid-America Apartment Communities, Inc.	564	35,177
Parkway Properties, Inc.	314	3,137
Pennsylvania Real Estate Investment Trust	804	10,790
Post Properties, Inc.	773	33,757
PS Business Parks, Inc.	275	17,165
Saul Centers, Inc.	175	6,625
Sovran Self Storage, Inc.	415	19,717
Tanger Factory Outlet Centers	1,292	37,830
Universal Health Realty Income Trust	184	6,953
Urstadt Biddle Properties, Inc., Class A	337	6,410

		1,899,598

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	509	7,986

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	170	6,253

Research & Development - 0.0%

PAREXEL International Corp.†	882	21,591

Resort/Theme Parks - 0.0%

Marriott Vacations Worldwide Corp.†	390	9,723

Retail-Apparel/Shoe - 0.3%

Brown Shoe Co., Inc.	644	6,942
Buckle, Inc.	403	18,103
Cato Corp., Class A	439	11,901
Children’s Place Retail Stores, Inc.†	371	18,828
Christopher & Banks Corp.	514	1,100
Finish Line, Inc., Class A	777	17,863
Gap, Inc.	4,427	103,415
Genesco, Inc.†	360	24,531
HOT Topic, Inc.	616	5,495
Jos. A. Bank Clothiers, Inc.†	415	21,368
Limited Brands, Inc.	2,295	106,786
Liz Claiborne, Inc.†	1,371	13,408
Men’s Wearhouse, Inc.	763	29,551
Rue21, Inc.†	220	5,870
Stein Mart, Inc.†	398	2,854

		388,015

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	85	31,831
O’Reilly Automotive, Inc.†	1,555	134,507
PEP Boys-Manny Moe & Jack	767	11,536

		177,874

Retail-Automobile - 0.1%

AutoNation, Inc.†	1,973	67,240
Group 1 Automotive, Inc.	339	17,482
Lithia Motors, Inc., Class A	322	7,602
Sonic Automotive, Inc., Class A	512	8,771

		101,095

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	1,097	65,535

Retail-Building Products - 1.0%

Home Depot, Inc.	30,794	1,464,871
Lumber Liquidators Holdings, Inc.†	400	8,756

		1,473,627

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	1,249	1,174

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A	2,066	47,063

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	567	29,047

Retail-Discount - 0.2%

Fred’s, Inc., Class A	572	7,922
Tuesday Morning Corp.†	623	2,137
Wal-Mart Stores, Inc.	4,987	294,632

		304,691

Retail-Drug Store - 0.3%

CVS Caremark Corp.	8,149	367,520

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	271	2,981
Kirkland’s, Inc.†	227	3,621

		6,602

Retail-Jewelry - 0.0%

Zale Corp.†	332	1,066

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	337	2,723

Retail-Major Department Stores - 0.1%

Sears Holdings Corp.†	1,269	88,399

Retail-Office Supplies - 0.0%

OfficeMax, Inc.†	1,254	7,022
Staples, Inc.	2,228	32,663

		39,685

Retail-Pawn Shops - 0.1%

Cash America International, Inc.	437	20,268
EZCORP, Inc., Class A†	653	20,569
First Cash Financial Services, Inc.†	445	18,806

		59,643

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	310	3,776

Retail-Regional Department Stores - 0.3%

Kohl’s Corp.	8,685	431,471
Stage Stores, Inc.	449	6,712

		438,183

Retail-Restaurants - 0.3%

Biglari Holdings, Inc.†	21	8,621
BJ’s Restaurants, Inc.†	359	17,824
Buffalo Wild Wings, Inc.†	274	23,698
CEC Entertainment, Inc.	284	10,837
Chipotle Mexican Grill, Inc.†	537	209,548
Cracker Barrel Old Country Store, Inc.	342	19,039
DineEquity, Inc.†	230	12,277
Jack in the Box, Inc.†	655	15,622
McDonald’s Corp.	570	56,590
O’Charley’s, Inc.†	269	2,666
Papa John’s International, Inc.†	277	10,293
PF Chang’s China Bistro, Inc.	311	11,918
Red Robin Gourmet Burgers, Inc.†	166	5,712
Ruby Tuesday, Inc.†	941	7,321
Ruth’s Hospitality Group, Inc.†	525	3,271
Sonic Corp.†	900	7,434
Texas Roadhouse, Inc.	886	14,823

		437,494

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	326	2,539
Cabela’s, Inc.†	643	22,814
Hibbett Sports, Inc.†	387	18,944
Zumiez, Inc.†	325	10,211

		54,508

Retail-Video Rentals - 0.0%

Coinstar, Inc.†	459	26,728

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	511	6,807

Savings & Loans/Thrifts - 0.1%

Bank Mutual Corp.	665	2,613
Brookline Bancorp, Inc.	1,016	9,327
Dime Community Bancshares, Inc.	412	5,735
Northwest Bancshares, Inc.	1,453	18,337
Oritani Financial Corp.	677	8,821
Provident Financial Services, Inc.	802	11,020
ViewPoint Financial Group	502	7,525

		63,378

Schools - 0.1%

American Public Education, Inc.†	266	10,416
Apollo Group, Inc., Class A†	1,765	75,260
Capella Education Co.†	223	8,652
Career Education Corp.†	893	7,698
Corinthian Colleges, Inc.†	1,233	5,536
Lincoln Educational Services Corp.	328	2,775
Universal Technical Institute, Inc.	299	3,884

		114,221

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	1,897	13,582
OYO Geospace Corp.†	95	10,455

		24,037

Semiconductor Components-Integrated Circuits - 0.7%

Cirrus Logic, Inc.†	956	22,542
Exar Corp.†	647	4,529
Hittite Microwave Corp.†	416	23,787
Micrel, Inc.	728	7,768
Pericom Semiconductor Corp.†	367	2,822
Power Integrations, Inc.	416	15,517
QUALCOMM, Inc.	14,667	911,994
Sigma Designs, Inc.†	464	2,668
Standard Microsystems Corp.†	328	8,394
TriQuint Semiconductor, Inc.†	2,478	15,958

		1,015,979

Semiconductor Equipment - 0.3%

ATMI, Inc.†	457	10,068
Brooks Automation, Inc.	956	11,424
Cabot Microelectronics Corp.	338	16,985
Cohu, Inc.	344	3,860
KLA-Tencor Corp.	3,183	154,057
Kulicke & Soffa Industries, Inc.†	1,046	11,778
Lam Research Corp.†	4,632	193,154
MKS Instruments, Inc.	782	23,421
Nanometrics, Inc.†	251	4,405
Rudolph Technologies, Inc.†	466	4,599
Tessera Technologies, Inc.†	768	12,902
Ultratech, Inc.†	370	10,068
Veeco Instruments, Inc.†	577	15,602

		472,323

Software Tools - 0.3%

VMware, Inc., Class A†	4,466	441,643

Steel-Producers - 0.0%

AK Steel Holding Corp.	1,644	13,020

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	519	11,210

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,669	9,830
Oplink Communications, Inc.†	288	4,726

		14,556

Telecom Services - 0.0%

Cbeyond, Inc.†	460	3,533
Lumos Networks Corp.	214	2,739
Neutral Tandem, Inc.†	458	5,111
NTELOS Holdings Corp.	214	4,976
USA Mobility, Inc.	326	4,473

		20,832

Telecommunication Equipment - 0.0%

Arris Group, Inc.†	1,757	20,012
Comtech Telecommunications Corp.	296	9,552
Nortel Networks Corp.†	62	1
Symmetricom, Inc.†	623	3,657

		33,222

Telephone-Integrated - 1.1%

AT&T, Inc.	31,698	969,642
Atlantic Tele-Network, Inc.	136	5,212
Cincinnati Bell, Inc.†	2,893	10,849
General Communication, Inc., Class A†	550	5,824
Verizon Communications, Inc.	16,677	635,560

		1,627,087

Television - 0.1%

CBS Corp., Class B	1,937	57,916

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	170	2,963

Therapeutics - 0.0%

Questcor Pharmaceuticals, Inc.†	935	36,372

Tobacco - 1.0%

Alliance One International, Inc.†	1,268	4,679
Altria Group, Inc.	3,496	105,230
Lorillard, Inc.	683	89,528
Philip Morris International, Inc.	14,578	1,217,554

		1,416,991

Toys - 0.0%

Jakks Pacific, Inc.	389	6,041
Mattel, Inc.	1,292	41,913

		47,954

Transactional Software - 0.0%

Bottomline Technologies, Inc.†	524	14,724
Synchronoss Technologies, Inc.†	398	13,317

		28,041

Transport-Marine - 0.0%

Overseas Shipholding Group, Inc.	364	3,221

Transport-Rail - 0.5%

CSX Corp.	7,471	156,966
Norfolk Southern Corp.	6,584	453,637
Union Pacific Corp.	567	62,512

		673,115

Transport-Services - 0.2%

Bristow Group, Inc.	539	25,446
Hub Group, Inc., Class A†	559	19,917
United Parcel Service, Inc., Class B	3,226	248,047

		293,410

Transport-Truck - 0.1%

Arkansas Best Corp.	373	6,639
Forward Air Corp.	425	14,310
Heartland Express, Inc.	863	12,487
Knight Transportation, Inc.	859	14,715
Old Dominion Freight Line, Inc.†	702	30,544

		78,695

Travel Services - 0.0%

Interval Leisure Group, Inc.†	593	8,000

Veterinary Diagnostics - 0.0%

Neogen Corp.†	340	11,798

Vitamins & Nutrition Products - 0.0%

Vitamin Shoppe, Inc.†	435	18,457

Water - 0.0%

American States Water Co.	279	10,284

Web Portals/ISP - 0.3%

Google, Inc., Class A†	724	447,613
InfoSpace, Inc.†	587	6,815

		454,428

Wire & Cable Products - 0.0%

Belden, Inc.	685	27,037
Encore Wire Corp.	274	7,982

		35,019

Wireless Equipment - 0.0%

Novatel Wireless, Inc.†	469	1,608
Viasat, Inc.†	629	29,016

		30,624

Total Common Stock (cost $66,269,739)		75,485,857

EXCHANGE-TRADED FUNDS - 7.7%

iShares MSCI All Country Asia ex-Japan Index Fund	92,370	5,369,468
iShares S&P SmallCap 600 Index Fund	7,660	569,751
SPDR S&P 500 ETF Trust, Series 1	6,142	840,655
Vanguard MSCI Emerging Markets ETF	101,820	4,544,227

Total Exchange-Traded Funds (cost $10,330,970)		11,324,101

PREFERRED STOCK - 0.9%
Banks-Super Regional - 0.1%

US Bancorp FRS 3.50%	137	107,134
Wachovia Capital Trust IX 6.38%	3,100	78,585

		185,719

Diversified Banking Institutions - 0.4%

Ally Financial, Inc. 7.00%*	116	100,652
Goldman Sachs Group, Inc. 6.13%	12,000	305,880
Goldman Sachs Group, Inc. 6.50%	2,750	71,692
HSBC Holdings PLC 8.00%	3,240	87,577

		565,801

Diversified Financial Services - 0.1%

General Electric Capital Corp. 5.50%(1)	5,900	153,695

Electric-Integrated - 0.1%

Southern California Edison Co. FRS 4.52%	450	44,685

Finance-Investment Banker/Broker - 0.1%

JP Morgan Chase Capital XXIX 6.70%	6,120	158,753

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mgt. Corp. FRS 0.00%†	2,200	3,256

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities FRS
3.00%	7,600	165,756

Total Preferred Stock (cost $1,287,308)		1,277,665

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

Reader’s Digest Assoc., Inc. Expires 02/19/14†(2)(3)	143	0

Television - 0.0%

ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(2)(3)	9	2,250
ION Media Networks, Inc. Expires 03/18/15 (strike price $500.00)†(2)(3)	9	1,350

		3,600

Total Warrants (cost $148)		3,600

ASSET BACKED SECURITIES - 2.9%
Diversified Financial Services - 2.9%

Banc of America Merrill Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(4)	$500,000	488,767
Banc of America Mtg. Securities, Inc. Series 2006-2, Class A15 6.00% due 07/25/46(5)	69,456	66,235
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW11, Class AJ 5.45% due 03/11/39(4)	222,457	208,112
Bear Stearns Commercial Mtg. Securities, Inc.VRS Series 2007-T26, Class C 5.65% due 01/12/45*(4)	2,500,000	1,160,475
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34	53,327	46,346
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2004-22, Class A2 2.75% due 11/25/34(5)	88,814	68,409
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	240,244
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	183,388	189,726
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(4)	239,803	268,097
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class AM 5.87% due 04/15/45(4)	231,142	251,655

Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	148,618	152,164
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(4)	100,000	93,581
Morgan Stanley Capital I VRS Series2007-HQ11, Class AM 5.48% due 02/12/44(4)	600,000	629,941
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	237,533	247,654
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36(5)	168,031	166,232
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(5)	49,341	48,659

Total Asset Backed Securities (cost $4,963,870)		4,326,297

U.S. CORPORATE BONDS & NOTES - 14.1%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	66,000	65,637
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	125,494

		191,131

Advertising Services - 0.0%

Visant Corp. Company Guar. Notes 10.00% due 10/01/17	37,000	34,040

Aerospace/Defense - 0.1%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	62,000	67,612
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	59,000	72,532
Raytheon Co. Senior Notes 4.70% due 12/15/41	49,000	52,858

		193,002

Aerospace/Defense-Equipment - 0.1%

BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	50,000	55,750
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	112,000	117,008

		172,758

Airlines - 0.1%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	41,892	41,892
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	13,859	11,919
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	34,000	36,465

		90,276

Auto-Cars/Light Trucks - 0.0%

Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	50,000	50,500

Auto-Heavy Duty Trucks - 0.1%

Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	90,000	98,438

Auto/Truck Parts & Equipment-Original - 0.1%

Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	80,000	85,600

Banks-Commercial - 0.5%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	133,000	141,093
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	56,000	50,774
CIT Group, Inc. Sec. Notes 5.50% due 02/15/19*	25,000	25,531
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	76,140	76,140
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	117,000	118,648
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	28,471
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	62,130
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	101,000	112,822
Zions Bancorp. Senior Notes 7.75% due 09/23/14	84,000	89,905

		705,514

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	130,000	130,110
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/15/37	202,000	142,603

		272,713

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 1.08% due 03/01/27	72,000	55,386
Comerica Bank Sub. Notes 5.20% due 08/22/17	53,000	58,066

		113,452

Banks-Super Regional - 0.4%

Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	39,000	40,304
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	49,000	48,681
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	54,000	61,072
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	53,000	58,338
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 04/13/12*(6)	83,000	63,080
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	13,027
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 04/13/12(6)	83,000	76,049
Wachovia Corp. Senior Notes 5.75% due 02/01/18	112,000	129,965
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	50,000	54,375

		544,891

Brewery - 0.1%

SABMiller Holdings, Inc. Company Guar. Notes 4.95% due 01/15/42*	200,000	214,625

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	38,000	40,660

Building & Construction Products-Misc. - 0.1%

Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	65,000	70,687
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	10,000	10,563

		81,250

Building Products-Cement - 0.0%

Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	40,000	38,400

Building-Residential/Commercial - 0.1%

Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	70,000	59,675
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	30,000	32,100

		91,775

Cable/Satellite TV - 0.3%

Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	39,000	44,555
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	198,000	223,740
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	40,000	45,900
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	55,000	69,760

		383,955

Capacitors - 0.0%

Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	25,000	27,250

Casino Hotels - 0.1%

CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(7)	55,813	60,278
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	35,000	35,875
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	57,000	62,415
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(1)	30,000	20,025

		178,593

Cellular Telecom - 0.1%

Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	114,000	112,575
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	27,000	24,570
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	20,000	20,100

		157,245

Chemicals-Plastics - 0.0%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	25,000	25,875

Chemicals-Specialty - 0.1%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	120,000	149,099
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	51,000	64,500

		213,599

Coal - 0.1%

Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	30,000	32,700
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	30,000	20,250
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	37,000	33,300
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	30,000	31,200

		117,450

Coatings/Paint - 0.1%

Valspar Corp. Senior Notes 4.20% due 01/15/22	128,000	133,062

Computer Services - 0.2%

Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	48,508
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	12,000	12,420
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	114,000	113,594
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	156,975

		331,497

Consumer Products-Misc. - 0.1%

American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	25,000	17,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	80,000	87,600

		105,413

Containers-Paper/Plastic - 0.1%

Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	30,038
Rock-Tenn Co. Notes 4.45% due 03/01/19*	75,000	76,219
Rock-Tenn Co. Notes 4.90% due 03/01/22*	99,000	100,742

		206,999

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	25,000	27,031

Data Processing/Management - 0.0%

Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	60,000	62,475

Dialysis Centers - 0.1%

DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	70,000	75,075

Diversified Banking Institutions - 1.3%

BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.95% due 03/29/12(6)	178,000	119,290
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	50,000	33,412
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,000
Bank of America Corp. Senior Notes 5.75% due 12/01/17	165,000	172,726
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	56,000	58,018

Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	152,000	149,593
GMAC LLC Sub. Notes 8.00% due 12/31/18	25,000	26,875
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	139,000	150,641
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	62,000	62,131
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	578,000	570,043
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	72,000	74,790
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	57,000	61,608
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	114,000	128,236
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	65,000	70,712
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	23,000	17,074
Morgan Stanley Senior Notes 5.55% due 04/27/17	70,000	71,802
Morgan Stanley Senior Notes 5.63% due 09/23/19	57,000	56,991
National Bank Corp. Sub. Notes 7.25% due 10/15/25	24,000	24,377

		1,849,319

Diversified Financial Services - 0.9%

Associates Corp. of North America Senior Notes 6.95% due 11/01/18	180,000	203,616
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	770,000	792,330
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	95,000	101,322
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	154,000	187,141

		1,284,409

Diversified Manufacturing Operations - 0.3%

3M Co. Senior Notes 1.38% due 09/29/16	41,000	41,547
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	114,481
Harsco Corp. Senior Notes 2.70% due 10/15/15	124,000	127,388
Textron, Inc. Senior Notes 4.63% due 09/21/16	145,000	153,515

		436,931

Electric-Distribution - 0.0%

Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	55,000	63,861

Electric-Generation - 0.1%

AES Corp. Senior Notes 8.00% due 10/15/17	54,000	62,235
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	70,000	77,419

		139,654

Electric-Integrated - 0.6%

Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	67,000	68,527
Cleco Power LLC Senior Notes 6.00% due 12/01/40	57,000	67,280
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	110,118
Entergy Corp. Senior Notes 4.70% due 01/15/17	128,000	134,660
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	106,000	107,599
Exelon Corp. Senior Notes 5.63% due 06/15/35	45,000	50,974
Georgia Power Co. Senior Notes 3.00% due 04/15/16	37,000	39,395
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	67,000	70,967
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs. Series B 9.13% due 06/30/17	47,394	48,401
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	46,000	57,663

Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	80,000	83,128
SCANA Corp. Senior Notes 4.13% due 02/01/22	56,000	56,808
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	42,000	41,878

		937,398

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	52,000	55,380

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	66,000	81,786

Electronics-Military - 0.1%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	106,000	109,790

Enterprise Software/Service - 0.1%

BMC Software, Inc. Senior Notes 4.25% due 02/15/22	138,000	142,787

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	130,000	137,026
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	134,000	149,540
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	85,000	91,729
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	106,000	107,730

		486,025

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	20,720
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	77,000	80,095

		100,815

Finance-Consumer Loans - 0.1%

SLM Corp. Notes 6.00% due 01/25/17	129,000	133,168

Finance-Credit Card - 0.0%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	33,000	33,578

Finance-Investment Banker/Broker - 0.2%

Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	62,000	67,611
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(6)(8)(9)	45,000	5
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(9)	44,000	11,935
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	71,000	7
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	67,000	69,180
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	21,000	22,710
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	50,000	51,000
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	57,000	57,469

		279,924

Finance-Leasing Companies - 0.1%

Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	72,000	74,985
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	29,000	30,811

		105,796

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	69,000	69,257
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	55,000	53,831

		123,088

Financial Guarantee Insurance - 0.1%

Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	125,000	90,625

Funeral Services & Related Items - 0.1%

Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	77,000	77,770

Gas-Distribution - 0.1%

Boston Gas Co. Senior Notes 4.49% due 02/15/42*	69,000	70,085
Southern Union Co. Senior Notes 7.60% due 02/01/24	60,000	71,320

		141,405

Home Furnishings - 0.0%

Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	20,000	17,650

Independent Power Producers - 0.1%

Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	27,625
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	40,000	38,200
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	125,000	126,562

		192,387

Insurance-Life/Health - 0.1%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	42,741
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	55,000	55,440
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	79,000	86,065

		184,246

Insurance-Multi-line - 0.2%

Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	98,000	105,853
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	139,000	140,461

		246,314

Insurance-Mutual - 0.4%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	60,000	63,160
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	270,000	271,358
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	205,000	204,747

		539,265

Insurance-Reinsurance - 0.1%

Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	139,000	141,585

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	74,000	77,145

Medical Products - 0.1%

Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	35,000	35,729
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	76,000	98,589
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(7)	70,000	72,100

		206,418

Medical-Biomedical/Gene - 0.1%

Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	50,000	54,188
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	70,000	77,734

		131,922

Medical-Drugs - 0.1%

Johnson & Johnson Notes 5.55% due 08/15/17	85,000	104,607

Medical-Generic Drugs - 0.0%

Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	20,000	20,925

Medical-HMO - 0.1%

Cigna Corp. Senior Notes 6.15% due 11/15/36	36,000	40,712
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	79,000	87,626

		128,338

Medical-Hospitals - 0.1%

Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	40,000	41,300
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	75,000	84,000

IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	23,875

		149,175

Metal-Aluminum - 0.0%

Alcoa, Inc. Senior Notes 5.72% due 02/23/19	50,000	53,748

Motion Pictures & Services - 0.0%

NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	40,000	44,000

MRI/Medical Diagnostic Imaging - 0.0%

Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	60,000	57,375

Multimedia - 0.2%

News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	54,000	69,369
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	58,000	66,466
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	59,000	77,359
Viacom, Inc. Senior Notes 4.50% due 02/27/42	83,000	82,431

		295,625

Music - 0.0%

WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	50,000	55,250

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	88,000	95,182
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	95,000	114,430

		209,612

Oil & Gas Drilling - 0.1%

Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	89,000	112,048

Oil Companies-Exploration & Production - 0.7%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	30,000	28,650
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	40,000	41,600
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	40,000	44,400
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	250,000	260,625
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	40,000	42,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	20,000	19,975
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	20,000	22,200
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	36,000	27,720
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	56,000	66,638
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	70,000	86,504
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	49,000	54,145
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	25,000	26,313
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	146,000	145,820
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	180,000	211,936

		1,078,526

Oil-Field Services - 0.1%

Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	50,000	48,125
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	50,000	53,750

		101,875

Paper & Related Products - 0.1%

Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	90,000	99,704

Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	47,000	48,293

		147,997

Pharmacy Services - 0.3%

Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	117,000	117,932
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	126,000	129,148
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	146,000	156,822
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	45,000	50,651

		454,553

Pipelines - 0.3%

Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	55,000	58,300
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	73,000	81,340
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	36,000	41,220
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	67,000	74,367
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	50,000	51,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	65,000	70,200
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	61,000	62,940

		439,867

Private Corrections - 0.0%

Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	50,000	52,313

Publishing-Newspapers - 0.2%

McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	240,000	257,400

Real Estate Investment Trusts - 0.4%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/22	138,000	139,663
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	50,000	51,446
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	50,000	50,748
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	94,000	97,708
HCP, Inc. Senior Notes 3.75% due 02/01/16	65,000	67,451
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	28,000	28,792
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	20,000	21,450
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	59,000	60,790

		518,048

Real Estate Management/Services - 0.0%

Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	40,000	41,300

Real Estate Operations & Development - 0.0%

First Industrial LP Senior Notes 5.75% due 01/15/16	30,000	29,384

Recycling - 0.0%

Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	60,000	6

Rental Auto/Equipment - 0.1%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	50,000	54,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	45,000	47,700
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	45,000	46,575

		148,775

Retail-Discount - 0.0%

Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	40,000	47,217

Retail-Drug Store - 0.2%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	87,000	106,067
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	53,612	57,220
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	77,856	84,642

		247,929

Retail-Propane Distribution - 0.0%

AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	15,000	15,394

Retail-Regional Department Stores - 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	41,757

Retail-Restaurants - 0.1%

Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	37,275
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	139,000	135,260

		172,535

Retail-Toy Stores - 0.0%

Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	38,000	40,185

Savings & Loans/Thrifts - 0.1%

First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	106,000	111,852

Seismic Data Collection - 0.0%

Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	50,000	38,250

Special Purpose Entities - 0.1%

FUEL Trust Sec. Notes 3.98% due 06/15/16*	73,000	74,552
FUEL Trust Sec. Notes 4.21% due 04/15/16*	64,000	65,655

		140,207

Steel-Producers - 0.1%

AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	50,000	50,312
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	46,350
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	30,000	31,200

		127,862

Storage/Warehousing - 0.1%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	65,000	68,250

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.70% due 03/15/37	41,000	41,287
Corning, Inc. Senior Notes 4.75% due 03/15/42	28,000	28,485

		69,772

Telecom Services - 0.1%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	84,000	97,736
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	61,080

		158,816

Telecommunication Equipment - 0.0%

Harris Corp. Senior Notes 4.40% due 12/15/20	54,000	56,491

Telephone-Integrated - 0.5%

AT&T, Inc. Senior Notes 0.88% due 02/13/15	277,000	276,399
AT&T, Inc. Senior Notes 3.00% due 02/15/22	151,000	151,166
BellSouth Corp. Senior Notes 6.55% due 06/15/34	35,000	41,280
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	50,000	49,251
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	89,000	91,268
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,150
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,775
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,800
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	25,000	27,062

SBC Communications Senior Notes 6.45% due 06/15/34	39,000	47,853
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	56,000	70,165

		791,169

Television - 0.1%

CBS Corp. Company Guar. Notes 3.38% due 03/01/22	76,000	75,414

Transport-Rail - 0.2%

Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	211,000	208,155
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	76,000	89,279

		297,434

Transport-Services - 0.2%

Federal Express Corp. 2012 Pass-Through Trust Pass Through Certs. 2.63% due 01/15/18*	144,000	143,895
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	48,000	48,023
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	47,000	49,179

		241,097

Web Hosting/Design - 0.0%

Equinix, Inc. Senior Notes 8.13% due 03/01/18	50,000	55,813

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	3,740	4,105

Total U.S. Corporate Bonds & Notes (cost $20,295,124)		20,777,281

FOREIGN CORPORATE BONDS & NOTES - 3.4%
Banks-Commercial - 1.0%

Bank of Montreal Senior Notes 2.50% due 01/11/17	128,000	130,615
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	257,000	265,976
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.35% due 02/23/17*	146,000	146,716
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	105,000	90,562
Barclays Bank PLC Sub. Notes
6.05% due 12/04/17*	89,000	90,608
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	56,000	50,400
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	37,000	38,969
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(6)	102,000	46,762
HBOS PLC Sub. Notes 6.75% due 05/21/18*	100,000	89,846
ING Bank NV Notes 3.75% due 03/07/17*	291,000	289,941
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	36,000	37,980
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	58,000	58,009
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 09/28/12(6)	180,000	102,600

		1,438,984

Banks-Special Purpose - 0.1%

Eksportfinans ASA Senior Notes 2.38% due 05/25/16	145,000	126,011

Cellular Telecom - 0.0%

Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	30,000	29,880

Diversified Banking Institutions - 0.1%

Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	165,000	144,733

Diversified Minerals - 0.4%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	59,000	59,528
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	185,000	185,528
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	46,000	59,998
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/42	97,000	98,751

Xstrata Canada Financial Corp. Company Guar. Notes 4.95% due 11/15/21*	147,000	158,772
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	48,000	56,574

		619,151

Diversified Operations - 0.1%

Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	135,000	136,956
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	82,000	82,082

		219,038

Finance-Investment Banker/Broker - 0.1%

Macquarie Bank, Ltd. Senior Notes 5.00% due 02/22/17*	98,000	99,049

Gold Mining - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	49,000	50,450
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	59,000	61,632

		112,082

Insurance-Multi-line - 0.1%

Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(6)	75,000	39,439
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	30,000	26,850
XL Group PLC Senior Notes 6.38% due 11/15/24	60,000	64,592

		130,881

Insurance-Reinsurance - 0.1%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	121,000	132,270

Oil & Gas Drilling - 0.2%

Noble Holding International, Ltd. Company Guar. Notes 5.25% due 03/15/42	61,000	64,511
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	123,000	145,159
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	21,000	24,553
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	69,000	82,931

		317,154

Oil Companies-Exploration & Production - 0.3%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	161,000	207,362
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	28,262
Nexen, Inc. Senior Notes 6.40% due 05/15/37	88,000	100,936
Nexen, Inc. Senior Notes 7.50% due 07/30/39	62,000	79,633

		416,193

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	204,000	210,882
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	82,000	87,800
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	88,000	99,279
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	93,000	126,293

		524,254

Paper & Related Products - 0.0%

PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	27,000	29,396

Pipelines - 0.1%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	94,000	96,467

Telecom Services - 0.0%

UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	50,000	51,500

Telephone-Integrated - 0.2%

Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/42*	237,000	233,073
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	97,000	97,970
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	10,000	10,200

		341,243

Therapeutics - 0.0%

Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	50,000	53,000

Transport-Rail - 0.1%

Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	99,000	102,360
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	79,000	83,279

		185,639

Total Foreign Corporate Bonds & Notes
(cost $4,908,383)		5,066,925

FOREIGN GOVERNMENT AGENCIES - 0.2%
Regional Authority - 0.1%

Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	98,000	104,688

Sovereign - 0.1%

Government of Canada Senior Notes 0.88% due 02/14/17	130,000	129,449

Total Foreign Government Agencies
(cost $232,681)		234,137

MUNICIPAL BONDS & NOTES - 0.1%

Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	96,474
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	83,000	89,280

Total Municipal Bonds & Notes
(cost $173,087)		185,754

U.S. GOVERNMENT AGENCIES - 12.3%
Federal Home Loan Mtg. Corp. - 6.9%

3.50% due 02/01/42	279,831	288,907
4.00% due 09/01/40	172,119	180,859
4.50% due 01/01/39	45,371	48,237
4.50% due 12/01/39	1,136,714	1,238,181
4.50% due 08/01/40	66,762	70,969
5.00% due 10/01/33	10,180	10,995
5.00% due 07/01/35	46,651	50,354
5.00% due 01/01/37	90,704	97,875
5.00% due 03/01/38	106,079	114,400
5.00% due 09/01/38	496,738	535,623
5.00% due 07/01/40	806,287	868,900
5.50% due 01/01/36	867,764	950,783
5.50% due 08/01/37	13,718	14,902
5.50% due 09/01/37	161,425	175,355
5.50% due 10/01/37	223,049	242,297
5.50% due 01/01/38	58,387	63,489
5.50% due 07/01/38	66,352	72,078
5.50% due 01/01/40	2,673,521	2,926,177
6.00% due 08/01/36	215,949	238,865
6.00% due 02/01/39	441,385	485,878
6.00% due 04/01/40	706,924	778,185
6.50% due 12/01/28	135,046	153,874
6.50% due 05/01/36	1,945	2,192
7.00% due 06/01/32	44,433	51,416
7.50% due 04/01/31	52,302	62,524
8.00% due 04/01/30	8,768	10,291
8.00% due 07/01/30	62	69
8.00% due 12/01/30	28,354	34,646
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	357,069	392,979

		10,161,300

Federal National Mtg. Assoc. - 5.3%
zero coupon due 05/25/40 STRIPS	633,106	581,294
3.50% due 02/01/42	200,000	206,955
4.00% due 09/01/40	235,444	248,051
4.00% due 11/01/40	467,247	492,268
4.50% due 10/01/24	291,600	312,184
4.50% due 01/01/25	1,038,455	1,130,907
4.50% due 03/01/25	364,693	390,437
4.50% due 05/01/25	320,122	342,720
4.50% due 07/01/25	476,325	509,950
4.50% due 01/01/39	84,001	89,557
4.50% due 11/01/40	62,180	66,312
5.00% due 03/15/16	74,000	86,093
5.00% due 11/01/33	13,257	14,332
5.00% due 05/01/40	110,189	119,059
5.00% due 07/01/40	1,649,604	1,782,382
5.50% due 03/01/18	10,605	11,561
5.50% due 11/01/22	56,625	61,660
5.50% due 05/01/34	226,813	247,839
5.50% due 03/01/35	248,689	271,665
6.00% due 05/01/17	38,588	41,706
6.00% due 12/01/33	106,445	118,772
6.00% due 10/01/36	45,104	49,707
6.50% due 02/01/17	24,665	27,154
6.50% due 08/01/31	37,108	42,339
6.50% due 07/01/32	57,920	66,084
6.50% due 07/01/36	73,373	83,073
7.00% due 09/01/31	30,178	35,237
7.50% due 06/01/15	6,949	7,417
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	377,326	413,228

		7,849,943

Government National Mtg. Assoc. - 0.1%

6.00% due 02/15/29	3,680	4,161
6.00% due 04/15/29	21,766	24,649
6.00% due 06/15/29	17,988	20,337
6.50% due 02/15/29	50,500	58,916

		108,063

Total U.S. Government Agencies
(cost $17,528,776)		18,119,306

U.S. GOVERNMENT TREASURIES - 4.6%
United States Treasury Bonds - 0.5%

2.13% due 02/15/40 TIPS(10)	68,917	94,927
3.13% due 11/15/41	87,000	87,721
3.75% due 08/15/41	449,000	509,475
4.75% due 02/15/41	28,000	37,345
5.25% due 11/15/28	13,000	17,562

		747,030

United States Treasury Notes - 4.1%

1.38% due 11/30/15	18,000	18,512
1.50% due 07/31/16	42,000	43,362
2.00% due 11/30/13	150,000	154,459
2.13% due 11/30/14	136,000	142,300
2.13% due 12/31/15	576,000	609,120
2.13% due 02/29/16	500,000	529,062
2.13% due 08/15/21	440,000	448,800
2.38% due 10/31/14	115,000	120,966
2.38% due 05/31/18	811,000	868,531
2.63% due 02/29/16	77,000	83,010
2.75% due 05/31/17	253,000	276,442
3.00% due 02/28/17	25,000	27,586
3.13% due 05/15/21	1,438,000	1,596,629
3.50% due 05/15/20	250,000	286,230
3.75% due 11/15/18	700,000	810,906

		6,015,915

Total U.S. Government Treasuries
(cost $6,436,525)		6,762,945

Total Long-Term Investment Securities
(cost $132,426,611)		143,563,868

SHORT-TERM INVESTMENT SECURITIES - 2.8%
Time Deposits - 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	3,804,000	3,804,000

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.00% due 03/15/12(11)	150,000	150,000
0.02% due 03/15/12(11)	200,000	199,999

		349,999

Total Short-Term Investment Securities
(cost $4,153,999)		4,153,999

TOTAL INVESTMENTS
(cost $136,580,610)(12)	100.2%	147,717,867
Liabilities in excess of other assets	(0.2)	(296,193)

NET ASSETS	100.0%	$147,421,674

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $6,787,573 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $3,606 representing 0.0% of net assets.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Bond in default
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 5 for cost of investments on a tax basis.

TIPS - Treasury Inflation Protected Security

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Unrealized Appreciation (Depreciation)
28	Long	MSCI Emerging Market E-Mini Index	March 2012	$1,303,204	$1,505,140	$201,936
31	Long	S&P 500 E-Mini Index	March 2012	1,950,381	2,114,820	164,439
11	Short	U.S. Treasury 10 Year Note	June 2012	1,444,640	1,440,484	4,156

						$370,531

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	$00,000,000	$00,000,000	$00,000,000	$00,000,000
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$75,485,857	$—	$—	$75,485,857
Exchange-Traded Funds	11,324,101	—	—	11,324,101
Preferred Stock	1,277,665	—	—	1,277,665
Warrants	—	—	3,600	3,600
Asset Backed Securities	—	4,326,297	—	4,326,297
U.S. Corporate Bonds & Notes	—	20,723,464	53,817	20,777,281
Foreign Corporate Bonds & Notes	—	5,066,925	—	5,066,925
Foreign Government Agencies	—	234,137	—	234,137
Municipal Bonds & Notes	—	185,754	—	185,754
U.S. Government Agencies	—	18,119,306	—	18,119,306
U.S. Government Treasuries	—	6,762,945	—	6,762,945
Short-Term Investment Securities:
Time Deposits	—	3,804,000	—	3,804,000
U.S. Government Treasuries	—	349,999	—	349,999
Other Financial Instruments:†
Open Futures Contracts - Appreciation	370,531	—	—	370,531

Total	$88,458,154	$59,572,827	$57,417	$148,088,398

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	$000,000,000	$000,000,000
	Warrants	U.S. Corporate Bonds & Notes

Balance as of 5/31/2011	$2,790	$113,955
Accrued discounts	—	491
Accrued premiums	—	(724)
Realized gain	—	600
Realized loss	—	(1)
Change in unrealized appreciation (1)	810	247
Change in unrealized depreciation (1)	—	(5,406)
Net purchases	—	—
Net sales	—	(6,944)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	(48,401)

Balance as of 02/29/2012	$3,600	$53,817

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

$00,000,000	$00,000,000
Warrants	U.S. Corporate Bonds & Notes
$810	$(1,545)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.2%
Advertising Agencies - 0.2%

Omnicom Group, Inc.#	19,700	$973,968

Aerospace/Defense - 0.8%

Boeing Co.	43,100	3,230,345

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	47,700	4,000,599

Agricultural Chemicals - 0.8%

Monsanto Co.	43,400	3,358,292
Potash Corp. of Saskatchewan, Inc.	2,600	121,030

		3,479,322

Apparel Manufacturers - 1.7%

Coach, Inc.	37,000	2,769,080
Ralph Lauren Corp.#	25,100	4,360,623

		7,129,703

Applications Software - 0.7%

Intuit, Inc.	18,300	1,058,472
Microsoft Corp.	30	952
Salesforce.com, Inc.†	14,000	2,004,240

		3,063,664

Athletic Footwear - 1.2%

NIKE, Inc., Class B	44,300	4,780,856

Auto-Cars/Light Trucks - 0.0%

General Motors Co.†	2,000	52,040

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	44,600	1,455,298

Banks-Fiduciary - 0.5%

Northern Trust Corp.	23,800	1,056,958
State Street Corp.	19,500	823,485

		1,880,443

Banks-Super Regional - 0.6%

US Bancorp	80,400	2,363,760
Wells Fargo & Co.	10,300	322,287

		2,686,047

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co.	700	48,902
Monster Beverage Corp.†	15,000	857,850

		906,752

Broadcast Services/Program - 0.7%

Discovery Communications, Inc., Class C†	65,150	2,831,419

Casino Hotels - 1.4%

Las Vegas Sands Corp.†	98,200	5,460,902
Wynn Resorts, Ltd.	3,200	379,328

		5,840,230

Chemicals-Diversified - 0.3%

Air Products & Chemicals, Inc.	16,100	1,452,864

Chemicals-Specialty - 0.1%

Ecolab, Inc.	7,800	468,000

Coal - 0.2%

Peabody Energy Corp.	27,400	955,712

Coatings/Paint - 0.3%

Sherwin-Williams Co.	11,200	1,155,280

Commercial Services - 0.1%

Weight Watchers International, Inc.#	5,300	413,294

Commercial Services-Finance - 4.2%

Mastercard, Inc., Class A	27,800	11,676,000
Visa, Inc., Class A	48,100	5,597,397

		17,273,397

Computer Aided Design - 0.5%

Autodesk, Inc.†	55,200	2,089,320

Computer Services - 0.3%

Accenture PLC, Class A	18,500	1,101,490
International Business Machines Corp.	900	177,057

		1,278,547

Computers - 10.1%

Apple, Inc.†	76,800	41,659,392

Computers-Memory Devices - 1.2%

EMC Corp.†	187,000	5,178,030

Cruise Lines - 0.5%

Carnival Corp.	64,400	1,950,676

Data Processing/Management - 0.1%

Fiserv, Inc.†	4,600	304,980

Distribution/Wholesale - 3.2%

Fastenal Co.#	132,000	6,953,760
Fossil, Inc.†#	28,400	3,464,232
WW Grainger, Inc.	14,100	2,928,993

		13,346,985

Diversified Banking Institutions - 0.2%

Citigroup, Inc.	1,300	43,316
Goldman Sachs Group, Inc.	400	46,056
JPMorgan Chase & Co.	20,300	796,572

		885,944

Diversified Manufacturing Operations - 3.4%

3M Co.	5,800	508,080
Danaher Corp.	250,180	13,217,009
General Electric Co.	22,900	436,245

		14,161,334

E-Commerce/Products - 4.4%

Amazon.com, Inc.†	74,900	13,458,781
eBay, Inc.†	128,440	4,590,446

		18,049,227

E-Commerce/Services - 3.2%

Groupon, Inc.†#	26,500	522,447
Liberty Interactive Corp., Class A†	83,500	1,566,460
priceline.com, Inc.†	18,100	11,349,062

		13,437,969

Electronic Components-Semiconductors - 2.1%

Altera Corp.	24,200	930,490
Broadcom Corp., Class A†	145,200	5,394,180
Xilinx, Inc.	66,930	2,471,725

		8,796,395

Engines-Internal Combustion - 0.2%

Cummins, Inc.	5,900	711,363

Finance-Credit Card - 1.1%

American Express Co.	83,800	4,432,182

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	200	2,776
TD Ameritrade Holding Corp.	19,300	360,331

		363,107

Finance-Other Services - 0.6%

CME Group, Inc.	500	144,745
IntercontinentalExchange, Inc.†#	17,000	2,345,320

		2,490,065

Food-Retail - 0.6%

Whole Foods Market, Inc.	31,300	2,527,162

Hotels/Motels - 1.8%

Marriott International, Inc., Class A#	104,890	3,700,519
Starwood Hotels & Resorts Worldwide, Inc.	66,500	3,584,350

		7,284,869

Industrial Gases - 2.1%

Praxair, Inc.#	80,500	8,774,500

Instruments-Controls - 0.7%

Honeywell International, Inc.	48,600	2,895,102

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.	30,900	1,749,558

Insurance Brokers - 0.1%

Marsh & McLennan Cos., Inc.	19,900	620,880

Insurance-Life/Health - 0.5%

Prudential Financial, Inc.	30,800	1,883,728

Internet Application Software - 1.0%

Tencent Holdings, Ltd.	154,500	4,031,717

Internet Content-Information/News - 0.2%

LinkedIn Corp., Class A†	10,400	903,448

Investment Management/Advisor Services - 3.3%

Ameriprise Financial, Inc.	30,140	1,680,606
BlackRock, Inc.	1,600	318,400
Franklin Resources, Inc.	60,400	7,120,556
Invesco, Ltd.	177,700	4,401,629

		13,521,191

Machinery-Construction & Mining - 0.5%

Caterpillar, Inc.	13,900	1,587,519
Joy Global, Inc.	7,200	626,112

		2,213,631

Machinery-Farming - 0.0%

Deere & Co.	1,600	132,688

Machinery-General Industrial - 0.3%

Roper Industries, Inc.	12,400	1,134,848

Medical Information Systems - 0.0%

Cerner Corp.†	200	14,766

Medical Instruments - 0.1%

Edwards Lifesciences Corp.†	4,600	336,398
Intuitive Surgical, Inc.†	100	51,162

		387,560

Medical Products - 1.0%

Baxter International, Inc.	28,600	1,662,518
Covidien PLC	9,400	491,150
Stryker Corp.	33,500	1,796,940

		3,950,608

Medical-Biomedical/Gene - 3.3%

Alexion Pharmaceuticals, Inc.†	23,900	2,001,147
Amgen, Inc.	100	6,795
Biogen Idec, Inc.†	36,700	4,274,449
Celgene Corp.†	71,500	5,242,737
Gilead Sciences, Inc.†	46,900	2,133,950

		13,659,078

Medical-Drugs - 0.7%

Allergan, Inc.	33,300	2,983,347
Shire PLC ADR	800	83,720

		3,067,067

Medical-Generic Drugs - 0.0%

Perrigo Co.	400	41,224

Medical-HMO - 0.4%

UnitedHealth Group, Inc.	30,100	1,678,075

Medical-Wholesale Drug Distribution - 2.1%

Cardinal Health, Inc.	66,500	2,763,075
McKesson Corp.	71,200	5,945,912

		8,708,987

Metal Processors & Fabrication - 1.5%

Precision Castparts Corp.	38,000	6,362,340

Metal-Copper - 0.0%

Freeport-McMoRan Copper & Gold, Inc.	100	4,256

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	14,700	684,726

Multimedia - 0.6%

Time Warner, Inc.	1,100	40,931
Walt Disney Co.	53,500	2,246,465

		2,287,396

Oil Companies-Exploration & Production - 3.2%

Concho Resources, Inc.†#	30,300	3,237,252
Devon Energy Corp.	600	43,986
EOG Resources, Inc.	35,800	4,076,188
EQT Corp.	18,700	991,474
Occidental Petroleum Corp.	21,200	2,212,644
Pioneer Natural Resources Co.	13,100	1,436,284
Range Resources Corp.	17,700	1,127,136

		13,124,964

Oil Companies-Integrated - 0.0%

Exxon Mobil Corp.	100	8,650

Oil Field Machinery & Equipment - 1.2%

Cameron International Corp.†	52,600	2,930,346
FMC Technologies, Inc.†	36,900	1,860,867

		4,791,213

Oil-Field Services - 2.5%

Baker Hughes, Inc.	22,300	1,121,244
Halliburton Co.	6,600	241,494
Schlumberger, Ltd.	116,800	9,064,848

		10,427,586

Pharmacy Services - 1.3%

Express Scripts, Inc.†#	97,800	5,215,674

Real Estate Investment Trusts - 2.0%

American Tower Corp.	129,600	8,110,368

Retail-Apparel/Shoe - 0.4%

Limited Brands, Inc.	16,400	763,092
PVH Corp.	9,400	799,094

		1,562,186

Retail-Auto Parts - 0.8%

O’Reilly Automotive, Inc.†	38,800	3,356,200

Retail-Bedding - 0.4%

Bed Bath & Beyond, Inc.†#	24,700	1,475,578

Retail-Building Products - 0.2%

Home Depot, Inc.	11,700	556,569
Lowe’s Cos., Inc.	12,800	363,264

		919,833

Retail-Discount - 0.1%

Costco Wholesale Corp.	100	8,606
Dollar Tree, Inc.†	3,150	278,807

		287,413

Retail-Jewelry - 0.1%

Tiffany & Co.	5,100	331,551

Retail-Restaurants - 4.5%

Chipotle Mexican Grill, Inc.†	7,800	3,043,716
McDonald’s Corp.	39,200	3,891,776
Starbucks Corp.	174,100	8,454,296
Tim Hortons, Inc.	800	43,232
Yum! Brands, Inc.	48,100	3,186,144

		18,619,164

Semiconductor Components-Integrated Circuits - 2.4%

QUALCOMM, Inc.	157,820	9,813,248

Telecommunication Equipment - 0.6%

Juniper Networks, Inc.†	108,770	2,475,605

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	8,100	622,080

Transport-Rail - 1.8%

Kansas City Southern†	12,500	869,750
Union Pacific Corp.	58,600	6,460,650

		7,330,400

Transport-Services - 1.9%

C.H. Robinson Worldwide, Inc.	500	33,085
Expeditors International of Washington, Inc.	32,700	1,426,701
FedEx Corp.	71,000	6,389,290

		7,849,076

Transport-Truck - 0.0%

J.B. Hunt Transport Services, Inc.	800	40,968

Web Portals/ISP - 7.8%

Baidu, Inc. ADR†	71,100	9,719,370
Facebook, Inc., Class A†(1)(2)(3)	23,255	724,326
Facebook, Inc., Class B†(1)(2)(3)	68,686	2,139,370
Google, Inc., Class A†	31,500	19,474,875

		32,057,941

Total Long-Term Investment Securities
(cost $281,452,254)		410,103,852

SHORT-TERM INVESTMENT SECURITIES - 5.8%
Registered Investment Companies - 0.7%

Navigator Securities Lending Prime Portfolio(4)(5)	21,169,973	21,169,973
T.Rowe Price Reserve Investment Fund	2,660,237	2,660,237

Total Registered Investment Companies
(cost $23,830,210)		23,830,210

TOTAL INVESTMENTS
(cost $305,282,464)(6)	105.0%	433,934,062
Liabilities in excess of other assets	(5.0)	(20,724,973)

NET ASSETS	100.0%	$413,209,089

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $2,863,696 representing 0.7% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the Blue Chip Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Facebook, Inc., Class A Common Stock	8/12/2011	14,555	$453,346	$724,326	$31.15	0.18%
	12/29/2011	8,700	237,075

		23,255	690,421
Facebook, Inc., Class B Common Stock	3/31/2011	59,883	1,497,075
	5/19/2011	2,897	72,425
	5/19/2011	5,906	148,063

		68,686	1,717,563	2,139,370	31.15	0.52

				$2,863,696		0.70%

(4)	The security is purchased with the cash collateral received from securities loaned.

(5)	At February 29, 2012, the Fund had loaned securities with a total value of $31,594,403. This was secured by collateral of $21,169,973, which was received in cash and subsequently invested in short-term investments currently valued at $21,169,973 as reported in the portfolio of investments. The remaining collateral of $12,023,268 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal National Mtg. Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41
Federal Home Loan Mtg. Corp.	0.60% to 5.00%	02/15/18 to 06/15/40

(6)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$41,659,392	$—	$—	$41,659,392
Web Portals/ISP	29,194,245	—	2,863,696	32,057,941
Other Industries*	336,386,519	—	—	336,386,519
Short-Term Investment Securities:
Registered Investment Companies	—	23,830,210	—	23,830,210

Total	$407,240,156	$23,830,210	$2,863,696	$433,934,062

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$1,946,925
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	226,350
Change in unrealized depreciation(1)	—
Net purchases	690,421
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 02/29/2012	$2,863,696

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$226,350

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.7%
Aerospace/Defense - 1.5%

Raytheon Co.	8,360	$422,347

Aerospace/Defense-Equipment - 0.2%

Exelis, Inc.	4,200	44,142

Apparel Manufacturers - 1.0%

Hanesbrands, Inc.†	10,100	290,173

Applications Software - 1.8%

Microsoft Corp.	16,635	527,995

Banks-Fiduciary - 1.1%

State Street Corp.	7,510	317,147

Banks-Super Regional - 7.6%

Capital One Financial Corp.	16,225	820,985
Fifth Third Bancorp	22,100	300,781
PNC Financial Services Group, Inc.	10,125	602,640
Wells Fargo & Co.	14,945	467,629

		2,192,035

Beverages-Wine/Spirits - 0.6%

Diageo PLC ADR	1,900	181,564

Building Products-Wood - 1.0%

Masco Corp.	24,700	293,436

Cellular Telecom - 0.9%

Vodafone Group PLC ADR	10,035	271,848

Commercial Services-Finance - 0.8%

Western Union Co.	13,100	228,857

Computer Services - 1.5%

International Business Machines Corp.	2,200	432,806

Computers - 0.5%

Hewlett-Packard Co.	6,115	154,771

Containers-Paper/Plastic - 1.0%

Sonoco Products Co.	8,600	282,424

Cruise Lines - 2.4%

Carnival Corp.	11,100	336,219
Royal Caribbean Cruises, Ltd.	12,600	358,974

		695,193

Data Processing/Management - 0.9%

Dun & Bradstreet Corp.	3,100	256,215

Diversified Banking Institutions - 3.1%

Bank of America Corp.	28,926	230,541
Citigroup, Inc.	9,410	313,541
JPMorgan Chase & Co.	8,505	333,736

		877,818

Diversified Manufacturing Operations - 4.8%

Eaton Corp.	5,400	281,826
General Electric Co.	16,815	320,326
Illinois Tool Works, Inc.	8,600	478,934
ITT Corp.	2,100	52,395
SPX Corp.	3,500	255,990

		1,389,471

Electric Products-Misc. - 1.9%

Emerson Electric Co.	4,540	228,407
Molex, Inc.	12,000	325,200

		553,607

Electric-Integrated - 2.9%

Dominion Resources, Inc.	3,700	186,739
Entergy Corp.	3,145	209,551
Pinnacle West Capital Corp.	4,400	206,932
Xcel Energy, Inc.	8,800	233,112

		836,334

Electronic Components-Semiconductors - 2.3%

Intel Corp.	7,780	209,126
Microchip Technology, Inc.	6,200	223,634
Texas Instruments, Inc.	6,720	224,112

		656,872

Electronics-Military - 1.1%

L-3 Communications Holdings, Inc.	4,400	309,100

Finance-Consumer Loans - 2.3%

SLM Corp.	41,305	650,967

Finance-Credit Card - 3.1%

American Express Co.	9,355	494,786
Discover Financial Services	12,800	384,128

		878,914

Gambling (Non-Hotel) - 1.1%

International Game Technology	21,400	321,428

Gas-Distribution - 1.1%

CenterPoint Energy, Inc.	15,700	305,993

Instruments-Controls - 1.5%

Honeywell International, Inc.	7,300	434,861

Insurance Brokers - 1.1%

Willis Group Holdings PLC	8,500	304,980

Insurance-Multi-line - 0.9%

XL Group PLC	13,020	270,816

Insurance-Property/Casualty - 0.7%

Chubb Corp.	2,800	190,288

Investment Management/Advisor Services - 0.7%

Ameriprise Financial, Inc.	3,800	211,888

Machinery-Pumps - 0.4%

Xylem, Inc.	4,200	109,116

Medical Instruments - 2.1%

Medtronic, Inc.	12,430	473,832
St. Jude Medical, Inc.	3,200	134,784

		608,616

Medical Products - 1.5%

Baxter International, Inc.	7,200	418,536

Medical-Drugs - 3.9%

Johnson & Johnson	6,685	435,060
Pfizer, Inc.	24,141	509,375
Sanofi SA ADR	5,100	188,853

		1,133,288

Medical-HMO - 5.4%

Cigna Corp.	6,700	295,537
Coventry Health Care, Inc.	11,000	359,590
UnitedHealth Group, Inc.	8,120	452,690
WellPoint, Inc.	6,615	434,142

		1,541,959

Medical-Wholesale Drug Distribution - 0.7%

Cardinal Health, Inc.	4,900	203,595

Office Automation & Equipment - 0.8%

Xerox Corp.	28,900	237,847

Oil & Gas Drilling - 1.5%

Seadrill, Ltd.	10,300	433,321

Oil Companies-Exploration & Production - 1.9%

Occidental Petroleum Corp.	5,365	559,945

Oil Companies-Integrated - 6.4%

BP PLC ADR	6,635	312,907

Chevron Corp.	1,445	157,678
ConocoPhillips	7,565	579,101
Marathon Oil Corp.	12,265	415,661
Murphy Oil Corp.	5,900	377,246

		1,842,593

Pharmacy Services - 1.2%

Omnicare, Inc.	9,800	344,764

Pipelines - 2.0%

ONEOK, Inc.	1,800	148,752
Spectra Energy Corp.	13,825	433,829

		582,581

Real Estate Investment Trusts - 1.7%

Annaly Capital Management, Inc.	9,800	162,876
Essex Property Trust, Inc.	2,400	335,976

		498,852

Rental Auto/Equipment - 0.7%

Rent-A-Center, Inc.	5,900	208,978

Retail-Discount - 0.8%

Target Corp.	4,100	232,429

Retail-Drug Store - 1.1%

Walgreen Co.	9,200	305,072

Savings & Loans/Thrifts - 0.8%

New York Community Bancorp, Inc.	18,300	238,083

Semiconductor Equipment - 0.5%

Applied Materials, Inc.	10,770	131,825

Telephone-Integrated - 2.6%

AT&T, Inc.	13,810	422,448
Verizon Communications, Inc.	8,505	324,125

		746,573

Tobacco - 6.4%

Altria Group, Inc.	9,970	300,097
Imperial Tobacco Group PLC ADR	2,900	229,767
Lorillard, Inc.	2,800	367,024
Philip Morris International, Inc.	7,100	592,992
Reynolds American, Inc.	8,200	343,826

		1,833,706

Tools-Hand Held - 2.9%

Stanley Black & Decker, Inc.	10,660	818,688

Total Long-Term Investment Securities (cost $24,680,751)		27,814,657

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Time Deposits - 3.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12 (cost $883,000)	$883,000	883,000

TOTAL INVESTMENTS (cost $25,563,751)(1)	99.8%	28,697,657
Other assets less liabilities	0.2	50,818

NET ASSETS	100.0%	$28,748,475

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$2,192,035	$—	$—	$2,192,035
Medical-HMO	1,541,959	—	—	1,541,959
Oil Companies - Integrated	1,842,593	—	—	1,842,593
Tobacco	1,833,706	—	—	1,833,706
Other Industries*	20,404,364	—	—	20,404,364
Short-Term Investment Securities:
Time Deposits	—	883,000	—	883,000

Total	$27,814,657	$883,000	$—	$28,697,657

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Principal Amount/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 9.7%
Diversified Financial Services - 9.7%

AmeriCredit Automobile Receivables Trust Series 2011-2, Class B 2.33% due 03/08/16	$240,000	$243,192
Banc of America Merrill Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	488,767
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.83% due 12/25/34	482,864	464,308
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.10% due 08/25/34	1,295,995	1,014,331
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34	86,919	75,540
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	240,244
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	458,470	474,315
Entergy Texas Restoration Funding LLC Series 2009-A, Class A3 4.38% due 11/01/23	247,000	282,536
Ford Credit Auto Owner Trust Series 2010-A, Class D 4.05% due 10/15/16	500,000	529,159
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/16*	640,000	648,178
GS Mtg. Securities Corp. II, Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	1,044,538
Harborview Mtg. Loan Trust VRS Series 2004-6, Class 4A 2.68% due 08/19/34(2)	1,740,037	1,514,700
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	346,776	355,049
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.97% due 08/12/49(1)	400,000	372,227
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(1)	400,000	374,326
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.47% due 03/12/44(1)	1,800,000	1,898,815
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.64% due 06/11/42(1)	2,500,000	2,006,300
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	500,000	501,227
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.79% due 08/12/45(1)*	3,500,000	3,623,557
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	710,643	740,923

Total Asset Backed Securities (cost $17,087,901)		16,892,232

U.S. CORPORATE BONDS & NOTES - 19.2%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	149,000	148,182

Aerospace/Defense - 0.3%

Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19#	169,000	184,298
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36#	157,000	193,009
Raytheon Co. Senior Notes 4.70% due 12/15/41#	102,000	110,031

		487,338

Aerospace/Defense-Equipment - 0.1%

Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	237,000	247,598

Banks-Commercial - 0.8%

Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	335,000	355,385
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	168,000	152,322
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	244,000	247,436
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	50,372
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	218,000	243,518
Zions Bancorp. Senior Notes 7.75% due 09/23/14	256,000	273,995

		1,323,028

Banks-Fiduciary - 0.4%

Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	289,000	289,245
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/15/37	509,000	359,330

		648,575

Banks-Money Center - 0.1%

Chase Capital III FRS Ltd. Guar. Notes 1.08% due 03/01/27	103,000	79,233
Comerica Bank Sub. Notes 5.20% due 08/22/17	141,000	154,477

		233,710

Banks-Super Regional - 1.0%

Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	112,000	115,745
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	127,000	126,173
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20#	171,000	193,394
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/2016	170,000	187,123
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 04/13/12*(3)	165,000	125,400
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	30,063
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 04/13/12(3)	245,000	224,481
Wachovia Corp. Senior Notes 5.75% due 02/01/18	241,000	279,657
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018#(3)	165,000	179,438
Wells Fargo Bank NA FRS Sub. Notes 0.71% due 05/16/16	290,000	268,579

		1,730,053

Brewery - 0.2%

SABMiller Holdings, Inc. Company Guar. Notes 4.95% due 01/15/2042*#	289,000	310,134

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	104,000	118,815
TCI Communications, Inc.
Senior Notes 7.13% due 02/15/28	155,000	196,595

		315,410

Chemicals-Specialty - 0.3%

Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	329,000	408,780
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34#	157,000	198,558

		607,338

Coatings/Paint - 0.2%

Valspar Corp. Senior Notes 4.20% due 01/15/22	275,000	285,876

Computer Services - 0.4%

International Business Machines Corp. Senior Notes 1.25% due 02/06/17	250,000	249,109
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	310,000	405,518

		654,627

Containers-Paper/Plastic - 0.2%

Rock-Tenn Co. Notes 4.45% due 03/01/19*	189,000	192,072
Rock-Tenn Co. Notes 4.90% due 03/01/22*	218,000	221,837

		413,909

Diversified Banking Institutions - 1.5%

BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	155,000	103,578
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	148,000	148,029
Bank of America Corp. Senior Notes 5.75% due 12/01/17	370,000	387,325
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	150,000	155,404
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	331,000	325,759

Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	349,000	378,227
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	174,000	174,368
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	122,000	120,321
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	195,000	202,555
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42#	109,000	117,811
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018#(3)	160,000	174,061
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	73,000	54,192
Morgan Stanley Senior Notes 5.55% due 04/27/17	168,000	172,326
Morgan Stanley Senior Notes 5.63% due 09/23/19	145,000	144,977
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	44,000	44,692

		2,703,625

Diversified Financial Services - 0.6%

Associates Corp. of North America Senior Notes 6.95% due 11/01/18	350,000	395,919
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	270,000	287,968
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	374,000	454,487

		1,138,374

Diversified Manufacturing Operations - 0.5%

3M Co. Senior Notes 1.38% due 09/29/16	106,000	107,413
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	230,143
Harsco Corp. Senior Notes 2.70% due 10/15/15#	201,000	206,492
Textron, Inc. Senior Notes 4.63% due 09/21/16#	305,000	322,911

		866,959

Electric-Distribution - 0.1%

Oglethorpe Power Corp.
1st. Mtg. Notes 5.38% due 11/01/40#	160,000	185,777

Electric-Generation - 0.1%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	150,000	165,897

Electric-Integrated - 1.3%

Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	143,000	146,260
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	214,822
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	362,612
Entergy Corp. Senior Notes 4.70% due 01/15/17	274,000	288,256
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	227,000	230,424
Exelon Corp. Senior Notes 5.63% due 06/15/35#	135,000	152,921
Georgia Power Co. Senior Notes 3.00% due 04/15/16	112,000	119,250
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	143,000	151,467
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34#	125,000	156,693
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41#	189,000	196,389
SCANA Corp. Senior Notes 4.13% due 02/01/22	121,000	122,747
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	94,000	93,727

		2,235,568

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	166,000	176,790

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	211,000	261,467

Electronics-Military - 0.2%

L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20#	267,000	276,546

Enterprise Software/Service - 0.2%

BMC Software, Inc. Senior Notes 4.25% due 02/15/22#	306,000	316,615

Finance-Auto Loans - 0.1%

Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	223,000	226,640

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	121,000	125,864

Finance-Consumer Loans - 0.2%

SLM Corp. Notes 6.00% due 01/25/17	282,000	291,111

Finance-Credit Card - 0.1%

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	106,838

Finance-Investment Banker/Broker - 0.3%

Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	165,000	179,932
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 0.00% due 05/31/12†(3)(4)(5)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(4)(5)	89,000	24,141
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(4)(5)	87,000	9
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(4)(5)	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16#	176,000	181,727
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	60,000	64,887
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	148,000	149,217

		599,932

Finance-Leasing Companies - 0.2%

Boeing Capital Corp. Senior Notes 2.13% due 08/15/16#	199,000	207,250
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	83,000	88,182

		295,432

Finance-Other Services - 0.1%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	150,000	150,559

Gas-Distribution - 0.2%

Boston Gas Co. Senior Notes 4.49% due 02/15/42*	154,000	156,421
Southern Union Co. Senior Notes 7.60% due 02/01/24	192,000	228,225

		384,646

Insurance-Life/Health - 0.3%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14#	139,000	144,902
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	188,498
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	207,000	225,511

		558,911

Insurance-Multi-line - 0.3%

Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18#	246,000	265,713
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*#	293,000	296,080

		561,793

Insurance-Mutual - 0.7%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	157,901

New York Life Global Funding Sec. Notes 1.30% due 01/12/15*#	577,000	579,902
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	453,000	452,441

		1,190,244

Insurance-Reinsurance - 0.2%

Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	304,000	309,653

Medical Products - 0.2%

Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	74,000	75,541
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	303,552

		379,093

Medical-Biomedical/Gene - 0.2%

Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15#	150,000	162,563
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	156,000	173,236

		335,799

Medical-Drugs - 0.2%

Johnson & Johnson Notes 5.55% due 08/15/17#	280,000	344,587

Medical-HMO - 0.2%

Cigna Corp. Senior Notes 6.15% due 11/15/36	80,000	90,470
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	281,000	311,683

		402,153

Metal-Aluminum - 0.1%

Alcoa, Inc. Senior Notes 5.72% due 02/23/19#	135,000	145,120

Multimedia - 0.5%

News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	173,000	222,239
News America, Inc. Company Guar. Notes 6.55% due 03/15/33#	155,000	177,623
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	159,000	208,476
Viacom, Inc. Senior Notes 4.50% due 02/27/42	187,000	185,719

		794,057

Non-Hazardous Waste Disposal - 0.1%

Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	248,000	268,239

Oil & Gas Drilling - 0.2%

Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19#	232,000	292,079

Oil Companies-Exploration & Production - 0.6%

Noble Energy, Inc. Senior Notes 6.00% due 03/01/41#	161,000	191,586
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	330,000	329,594
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	468,000	551,033

		1,072,213

Paper & Related Products - 0.2%

Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	256,000	283,604

Pharmacy Services - 0.6%

Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	259,000	261,063
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	294,000	301,346
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	323,000	346,942
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*#	105,000	118,185

		1,027,536

Pipelines - 0.3%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	190,000	211,707

Energy Transfer Partners LP Senior Notes
6.50% due 02/01/42	143,000	158,724
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes
4.40% due 06/15/21	216,000	222,870

		593,301

Real Estate Investment Trusts - 0.7%

Alexandria Real Estate Equities, Inc. Company Guar. Notes	310,000	313,735
4.60% due 04/01/22
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	150,000	154,336
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18#	150,000	152,243
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17#	245,000	254,665
HCP, Inc. Senior Notes 3.75% due 02/01/16#	160,000	166,034
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18#	76,000	78,151
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	153,000	157,641

		1,276,805

Retail-Discount - 0.1%

Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	106,000	125,124

Retail-Drug Store - 0.4%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	243,000	296,258
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	165,709	176,861
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	160,702	174,709

		647,828

Retail-Restaurants - 0.2%

McDonald’s Corp. Senior Notes 3.70% due 02/15/42	306,000	297,768

Savings & Loans/Thrifts - 0.1%

First Niagara Financial Group Sub. Notes 7.25% due 12/15/21#	218,000	230,035

Special Purpose Entities - 0.2%

FUEL Trust
Sec. Notes 3.98% due 06/15/16*	187,000	190,976
FUEL Trust Sec. Notes 4.21% due 04/15/16*	161,000	165,163

		356,139

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 4.70% due 03/15/37	93,000	93,651
Corning, Inc. Senior Notes 4.75% due 03/15/42#	62,000	63,075

		156,726

Telecom Services - 0.2%

BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28#	130,000	151,259
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	277,635

		428,894

Telecommunication Equipment - 0.1%

Harris Corp. Senior Notes 4.40% due 12/15/20#	151,000	157,965

Telephone-Integrated - 1.0%

AT&T, Inc. Senior Notes 0.88% due 02/13/15	612,000	610,672
AT&T, Inc. Senior Notes 3.00% due 02/15/22#	336,000	336,369
BellSouth Corp. Senior Notes 6.55% due 06/15/34	94,000	110,867
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28#	155,000	152,677
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	226,000	231,759
SBC Communications Senior Notes 6.45% due 06/15/34	107,000	131,288

Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	125,000	156,618

		1,730,250

Television - 0.1%

CBS Corp. Company Guar. Notes 3.38% due 03/01/22	171,000	169,681

Transport-Rail - 0.5%

Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	479,000	472,541
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	127,581
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111#	197,000	231,422

		831,544

Transport-Services - 0.3%

Federal Express Corp. 2012 Pass-Through Trust Pass Through Certs. 2.63% due 01/15/18*	314,000	313,772
Ryder System, Inc. Senior Notes 2.50% due 03/01/17#	109,000	109,326
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	125,000	130,795

		553,893

Wireless Equipment - 0.0%

Motorola, Inc. Senior Notes 6.63% due 11/15/37	9,930	10,900

Total U.S. CORPORATE BONDS & NOTES
(cost $32,396,129)		33,446,352

FOREIGN CORPORATE BONDS & NOTES - 7.0%
Banks-Commercial - 2.1%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*#	317,000	319,239
Bank of Montreal Senior Notes 2.50% due 01/11/17	274,000	279,598
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17#	549,000	568,174
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.35% due 02/23/17*#	325,000	326,594
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)	231,000	199,237
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*#	222,000	226,011
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	137,000	123,300
Credit Suisse New York Sub. Notes 6.00% due 02/15/18#	97,000	102,161
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(3)	196,000	89,856
HBOS PLC Sub. Notes 6.75% due 05/21/18*	191,000	171,606
ING Bank NV Notes 3.75% due 03/07/17*	660,000	657,598
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	120,000	126,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	192,000	192,030
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 09/28/12(3)	580,000	330,600

		3,712,604

Banks-Money Center - 0.0%

ABN Amro Bank NV FRS Senior Notes 2.32% due 01/30/14*#	84,000	82,892

Banks-Special Purpose - 0.2%

Eksportfinans ASA Senior Notes 2.38% due 05/25/16#	300,000	260,713

Diversified Banking Institutions - 0.2%

Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18#	350,000	307,008

Diversified Minerals - 0.8%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	138,000	139,234
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	416,000	417,188
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	196,950

Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/42#	217,000	220,916
Xstrata Canada Financial Corp. Company Guar. Notes 4.95% due 11/15/21*	321,000	346,707
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	99,000	116,684

		1,437,679

Diversified Operations - 0.3%

Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*#	289,000	293,188
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	181,000	181,181

		474,369

Finance-Investment Banker/Broker - 0.1%

Macquarie Bank, Ltd. Senior Notes 5.00% due 02/22/17*	217,000	219,322

Gold Mining - 0.3%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	135,000	138,996
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	176,000	167,650
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	160,000	167,138

		473,784

Insurance-Multi-line - 0.1%

Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(3)	154,000	80,981
XL Group PLC Senior Notes 6.38% due 11/15/24	101,000	108,730

		189,711

Insurance-Reinsurance - 0.2%

Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40#	320,000	349,804

Oil & Gas Drilling - 0.4%

Noble Holding International, Ltd. Company Guar. Notes 5.25% due 03/15/42	134,000	141,713
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21#	259,000	305,659
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	75,000	87,688
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	157,000	188,699

		723,759

Oil Companies-Exploration & Production - 0.6%

Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	357,000	459,802
EnCana Corp. Bonds 6.50% due 08/15/34#	50,000	56,525
Nexen, Inc. Senior Notes 6.40% due 05/15/37	246,000	282,162
Nexen, Inc. Senior Notes 7.50% due 07/30/39	192,000	246,606

		1,045,095

Oil Companies-Integrated - 1.0%

BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	364,000	377,551
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16#	530,000	547,879
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	271,000	290,170
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	230,000	259,480
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	219,000	297,399

		1,772,479

Pipelines - 0.2%

TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	259,000	265,798

Telephone-Integrated - 0.3%

Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/42*	345,000	339,283

Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15#	179,000	180,790

		520,073

Transport-Rail - 0.2%

Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22#	207,000	214,026
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	167,000	176,045

		390,071

Total Foreign Corporate Bonds & Notes
(cost $11,786,105)		12,225,161

FOREIGN GOVERNMENT AGENCIES - 0.3%
Regional Authority - 0.2%

Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	272,000	290,563

Sovereign - 0.1%

Government of Canada Senior Notes 0.88% due 02/14/17	288,000	286,780

Total Foreign Government Agencies
(cost $573,037)		577,343

MUNICIPAL BONDS & NOTES - 0.3%

Ohio State University Revenue Bonds Series A 4.80% due 01/06/2111	241,000	255,496
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	216,000	232,343

Total Municipal Bonds & Notes
(cost $454,582)		487,839

U.S. GOVERNMENT AGENCIES - 37.0%
Federal Home Loan Bank - 0.2%

5.50% due 07/15/36	250,000	320,717

Federal Home Loan Mtg. Corp. - 11.9%

1.00% due 07/30/14	1,000,000	1,016,065
3.50% due 02/01/42	1,500,000	1,548,650
4.00% due 09/01/40	345,153	362,680
4.50% due 01/01/39	176,444	187,590
4.50% due 06/01/40	2,016,660	2,173,986
4.50% due 08/01/40	857,448	911,479
4.50% due 06/01/41	2,646,371	2,813,127
5.00% due 10/01/33	9,068	9,794
5.00% due 07/01/35	146,617	158,254
5.00% due 05/01/36	909,387	981,285
5.00% due 11/01/36	93,354	100,735
5.00% due 03/01/38	331,780	357,804
5.00% due 06/01/39	1,303,219	1,422,545
5.00% due 07/01/40	1,612,574	1,737,800
5.50% due 11/01/18	169,871	184,719
5.50% due 02/01/35	556,907	606,184
5.50% due 07/01/36	746,406	811,633
5.50% due 07/01/37	130,151	141,383
5.50% due 09/01/37	34,664	37,655
5.50% due 10/01/37	37,933	41,207
5.50% due 01/01/38	437,903	476,171
5.50% due 07/01/38	147,270	159,978
6.00% due 10/01/33	359,635	401,076
6.00% due 07/01/36	311,710	343,424
6.00% due 11/01/37	203,998	224,561
6.00% due 01/01/38	524,393	577,254
6.50% due 02/01/35	20,750	23,517
6.50% due 01/01/36	44,449	50,610
6.50% due 03/01/36	142,202	160,273
6.75% due 09/15/29#	500,000	729,071
6.75% due 03/15/31	250,000	371,385
7.00% due 11/01/16	17,134	18,408
7.00% due 07/01/32	18,445	21,345
7.50% due 04/01/31	57,429	68,653
8.00% due 01/01/29	7,079	8,017
8.00% due 12/01/29	5,251	5,966
8.00% due 12/01/30	32,297	35,163
8.00% due 01/01/31	224	274
Federal Home Loan Mtg. Corp. REMIC
Series 3980, Class LC
3.50% due 01/15/42	916,289	919,019
Series 3841, Class PA
5.00% due 12/15/40	446,336	491,224

		20,689,964

Federal National Mtg. Assoc. - 23.7%

zero coupon due 05/25/40 STRIPS	731,914	672,016
3.50% due 10/01/41	1,147,786	1,188,779
3.50% due 12/01/41	996,587	1,033,425
4.00% due 07/01/40	297,659	314,110
4.00% due 08/01/40	94,392	99,446
4.00% due 09/01/40	1,530,207	1,612,149
4.00% due 10/01/40	446,214	470,109
4.00% due 12/01/40	951,864	1,008,153
4.00% due 03/01/41	482,016	507,827
4.00% due 10/01/41	2,929,207	3,086,979
4.00% due 11/01/41	2,982,099	3,142,719
4.38% due 07/17/13	2,000,000	2,110,656
4.50% due 11/01/22	795,338	853,967
4.50% due 01/01/39	311,618	332,227
4.50% due 05/01/40	3,558,781	3,844,199
4.50% due 08/01/40	1,515,333	1,616,029
4.50% due 09/01/40	1,561,637	1,665,409
4.50% due 11/01/40	798,604	851,672
4.50% due 12/01/40	1,545,298	1,647,984
4.50% due 05/01/41	2,607,775	2,781,064
5.00% due 03/15/16	1,140,000	1,326,299
5.00% due 05/11/17	500,000	596,533
5.00% due 10/01/33	23,901	25,839
5.00% due 03/01/34	261,677	282,904
5.00% due 01/01/37	159,624	172,522
5.00% due 05/01/39	2,284,671	2,499,267
5.00% due 05/01/40	383,929	414,832
5.00% due 07/01/40	1,026,407	1,109,023
5.50% due 11/01/22	114,338	124,505
5.50% due 04/01/33	362,660	396,279
5.50% due 12/01/33	299,434	327,192

5.50% due 05/01/34	209,221	228,616
5.50% due 03/01/35	341,947	373,539
5.50% due 12/01/35	389,241	425,081
5.50% due 03/01/37	294,867	321,373
6.00% due 03/01/16	694	749
6.00% due 12/01/16	20,403	22,025
6.00% due 11/01/17	56,841	61,434
6.00% due 12/01/20	161,195	174,017
6.00% due 12/01/33	241,586	269,562
6.00% due 10/01/36	45,220	49,835
6.00% due 05/01/38	1,673,098	1,846,107
6.50% due 03/01/17	34,979	38,630
6.50% due 08/01/31	21,569	24,609
6.50% due 07/01/32	153,691	175,355
6.50% due 07/01/36	118,693	134,385
6.50% due 10/01/37	308,764	348,428
7.00% due 09/01/31	121,283	141,615
7.50% due 08/01/15	271	290
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	471,657	516,535

		41,266,299

Government National Mtg. Assoc. - 1.2%

5.00% due 04/15/40	1,680,021	1,866,933
6.00% due 04/15/29	14,917	16,892
6.50% due 07/15/32	60,890	71,039
6.50% due 09/15/32	99,768	116,396

		2,071,260

Total U.S. Government Agencies
(cost $62,212,750)		64,348,240

U.S. GOVERNMENT TREASURIES - 22.7%
United States Treasury Bonds - 4.6%

3.13% due 11/15/41#	190,000	191,573
3.50% due 02/15/39	238,000	259,011
3.75% due 08/15/41	1,071,000	1,215,251
3.88% due 08/15/40#	54,000	62,598
4.25% due 05/15/39#	267,000	329,036
4.38% due 02/15/38	483,000	605,712
4.38% due 11/15/39#	934,000	1,173,776
4.38% due 05/15/41#	657,000	827,409
4.50% due 05/15/38	120,000	153,431
4.50% due 08/15/39	972,000	1,245,072
4.75% due 02/15/37	587,000	774,565
4.75% due 02/15/41	162,000	216,067
5.00% due 05/15/37	159,000	217,234
5.25% due 11/15/28#	404,000	545,779
8.13% due 08/15/19#	92,000	135,937

		7,952,451

United States Treasury Notes - 18.1%

0.75% due 06/15/14	3,210,000	3,239,343
1.00% due 10/31/16	2,819,000	2,844,546
1.38% due 11/30/15	53,000	54,507
1.50% due 12/31/13	475,000	485,483
1.50% due 06/30/16	128,000	132,170
1.75% due 07/31/15	95,000	98,919
2.00% due 11/30/13	2,477,000	2,550,634
2.00% due 11/15/21	1,000,000	1,005,000
2.13% due 12/31/15	150,000	158,625
2.38% due 08/31/14	4,960,000	5,204,900
2.38% due 09/30/14	16,000	16,815
2.38% due 10/31/14	487,000	512,263
2.63% due 02/29/16	322,000	347,131
2.75% due 05/31/17	681,000	744,099
2.75% due 02/15/19	510,000	556,856
3.00% due 02/28/17	556,000	613,512
3.13% due 05/15/19#	11,000	12,282
3.13% due 05/15/21	1,568,000	1,740,969
3.38% due 07/31/13	393,000	410,301
3.50% due 05/15/20	310,000	354,926
3.63% due 08/15/19#	52,000	59,930
3.63% due 02/15/20#	1,186,000	1,368,811
3.75% due 11/15/18#	355,000	411,245
3.88% due 05/15/18	5,459,000	6,347,791
4.00% due 08/15/18	1,403,000	1,646,552
4.25% due 08/15/15	538,000	606,090

		31,523,700

Total U.S. Government Treasuries (cost $36,860,996)		39,476,151

COMMON STOCK - 0.0%
Banks-Commercial - 0.0%

Lloyds Banking Group PLC†	49,459	27,488

Independent Power Producers - 0.0%

GenOn Energy, Inc.†#	615	1,513

Total Common Stock (cost $30,299)		29,001

PREFERRED STOCK - 0.2%
Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%#(3) (cost $304,527)	437	341,734

Total Long-Term Investment Securities (cost $161,706,326)		167,824,053

SHORT-TERM INVESTMENT SECURITIES - 8.3%
Registered Investment Companies - 4.1%

Navigator Securities Lending Prime Portfolio (6)(7)	7,205,558	7,205,558

Time Deposits - 4.2%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	$7,346,000	7,346,000

Total Short-Term Investment Securities (cost $14,551,558)		14,551,558

TOTAL INVESTMENTS (cost $176,257,884)(8)	104.7%	182,375,611
Liabilities in excess of other assets	(4.7)	(8,229,712)

NET ASSETS	100.0%	$174,145,899

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $15,626,643 representing 9.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Bond in default
(6)	The securities is purchased with the cash collateral received from securities loaned.
(7)	At February 29, 2012, the Fund had loaned securities with a total value of $7,323,660. This was secured by collateral of $7,205,558, which was received in cash and subsequently invested in short-term investments currently valued at $7,205,558 as reported in the portfolio of investments. The remaining collateral of $275,920 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mortgage Corp.	3.00% to 7.50%	02/01/13 to 04/01/48
Federal National Mortgage Assoc.	3.00% to 6.00%	11/01/17 to 03/01/42
United States Treasury Notes/Bonds	3.88% to 4.38%	08/15/40 to 05/15/41

(8)	See Note 5 for cost of investments on a tax basis.

REMIC- Real Estate Mortgage Investment Conduit

STRIPS- Separate Trading of Registered Interest and Principal Securities

FRS- Floating Rate Security

VRS- Variable Rate Security

The rate shown on FRS and VRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$16,892,232	$—	$16,892,232
U.S. Corporate Bonds & Notes	—	33,446,352	—	33,446,352
Foreign Corporate Bonds & Notes	—	12,225,161	—	12,225,161
Foreign Government Agencies	—	577,343	—	577,343
Municipal Bonds & Notes	—	487,839	—	487,839
U.S. Government Agencies	—	64,348,240	—	64,348,240
U.S. Government Treasuries	—	39,476,151	—	39,476,151
Common Stock	29,001	—	—	29,001
Preferred Stock	341,734	—	—	341,734
Short-Term Investment Securities:
Registered Investment Companies	—	7,205,558	—	7,205,558
Time Deposits	—	7,346,000	—	7,346,000

Total	$370,735	$182,004,876	$—	$182,375,611

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$150,000	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	112	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	(18)	—
Net purchases	—	—
Net sales	(150,094)	(0)
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—

Balance as of 02/29/2012	$—	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Aerospace/Defense - 3.0%

General Dynamics Corp.	25,000	$1,830,750
Lockheed Martin Corp.#	21,000	1,856,610
Northrop Grumman Corp.#	29,000	1,734,490
Raytheon Co.	33,000	1,667,160

		7,089,010

Agricultural Chemicals - 0.8%

CF Industries Holdings, Inc.	10,000	1,860,000

Agricultural Operations - 0.5%

Archer-Daniels-Midland Co.	40,800	1,272,960

Airlines - 0.5%

Delta Air Lines, Inc.†	117,100	1,148,751

Applications Software - 3.1%

Microsoft Corp.	225,950	7,171,653

Auto-Cars/Light Trucks - 0.1%

General Motors Co.†#	7,050	183,441

Banks-Super Regional - 1.5%

US Bancorp	39,316	1,155,890
Wells Fargo & Co.	77,290	2,418,404

		3,574,294

Beverages-Non-alcoholic - 1.0%

Dr Pepper Snapple Group, Inc.	39,000	1,483,950
PepsiCo, Inc.	12,400	780,456

		2,264,406

Building-Heavy Construction - 0.5%

Chicago Bridge & Iron Co.	27,000	1,256,040

Cable/Satellite TV - 1.5%

Comcast Corp., Special Class A	34,860	996,647
DISH Network Corp., Class A	12,000	350,040
Time Warner Cable, Inc.	26,000	2,062,840

		3,409,527

Chemicals-Diversified - 1.3%

E.I. du Pont de Nemours & Co.#	26,150	1,329,728
LyondellBasell Industries NV, Class A	39,000	1,684,020

		3,013,748

Coal - 0.4%

Peabody Energy Corp.	26,626	928,715

Commercial Services-Finance - 1.8%

Moody’s Corp.#	32,000	1,235,520
Western Union Co.	170,750	2,983,002

		4,218,522

Computer Services - 2.7%

Computer Sciences Corp.	49,000	1,556,240
International Business Machines Corp.#	23,850	4,692,010

		6,248,250

Computers - 3.2%

Apple, Inc.†	7,000	3,797,080
Dell, Inc.†	109,000	1,885,700
Hewlett-Packard Co.	76,000	1,923,560

		7,606,340

Computers-Memory Devices - 1.3%

Seagate Technology PLC	57,000	1,496,820
Western Digital Corp.†	42,000	1,648,500

		3,145,320

Consumer Products-Misc. - 0.4%

Kimberly-Clark Corp.#	12,900	940,152

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	1,800	35,334

Cosmetics & Toiletries - 0.2%

Procter & Gamble Co.	8,000	540,160

Cruise Lines - 0.0%

Carnival Corp.#	2,200	66,638

Distribution/Wholesale - 0.6%

Ingram Micro, Inc., Class A†	79,000	1,511,270

Diversified Banking Institutions - 2.5%

Citigroup, Inc.	59,114	1,969,679
JPMorgan Chase & Co.	99,880	3,919,291

		5,888,970

Diversified Manufacturing Operations - 2.4%

General Electric Co.	151,190	2,880,169
Ingersoll-Rand PLC	12,000	478,560
Parker Hannifin Corp.	19,000	1,706,390
Textron, Inc.#	21,500	591,465

		5,656,584

E-Commerce/Services - 0.5%

Expedia, Inc.#	26,000	885,300
IAC/InterActiveCorp.#	8,000	364,800

		1,250,100

Electric-Integrated - 1.2%

Dominion Resources, Inc.#	27,270	1,376,317
Southern Co.	33,070	1,461,363

		2,837,680

Electronic Components-Semiconductors - 2.0%

LSI Corp.†	231,790	1,993,394
Micron Technology, Inc.†	121,500	1,038,825
Xilinx, Inc.	45,000	1,661,850

		4,694,069

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.†	38,000	1,657,560

Electronic Security Devices - 1.6%

Tyco International, Ltd.	70,560	3,656,419

Engineering/R&D Services - 1.3%

Fluor Corp.	27,000	1,632,960
Jacobs Engineering Group, Inc.†#	29,400	1,358,868

		2,991,828

Enterprise Software/Service - 0.7%

CA, Inc.	62,000	1,675,860

Finance-Credit Card - 0.7%

Discover Financial Services	58,000	1,740,580

Finance-Other Services - 0.2%

NASDAQ OMX Group, Inc.†	20,000	526,800

Food-Meat Products - 0.2%

Smithfield Foods, Inc.†	16,000	374,880

Food-Misc. - 1.0%

Campbell Soup Co.#	17,000	566,440
General Mills, Inc.	7,060	270,469
Unilever NV#	45,590	1,518,603

		2,355,512

Food-Retail - 1.8%

Kroger Co.	107,110	2,548,147
Safeway, Inc.#	79,000	1,694,550

		4,242,697

Funeral Services & Related Items - 0.4%

Service Corp. International#	74,000	839,160

Hotel/Motels - 0.5%

Wyndham Worldwide Corp.	29,000	1,275,710

Independent Power Producers - 0.2%

NRG Energy, Inc.†#	28,000	478,800

Instruments-Controls - 0.5%

Honeywell International, Inc.	19,220	1,144,935

Insurance-Life/Health - 2.5%

Aflac, Inc.	18,000	850,500
Lincoln National Corp.#	16,102	399,974
Prudential Financial, Inc.	49,310	3,015,799
Unum Group	65,000	1,498,250

		5,764,523

Insurance-Multi-line - 1.3%

ACE, Ltd.	14,940	1,071,347
Hartford Financial Services Group, Inc.#	44,087	913,042
MetLife, Inc.	27,290	1,052,030

		3,036,419

Insurance-Property/Casualty - 1.0%

Chubb Corp.	11,000	747,560
Travelers Cos., Inc.	26,070	1,511,278

		2,258,838

Internet Security - 0.7%

Symantec Corp.†	96,000	1,712,640

Medical Instruments - 0.7%

Medtronic, Inc.	40,634	1,548,968

Medical Products - 1.2%

Baxter International, Inc.#	17,350	1,008,556
Zimmer Holdings, Inc.†	28,000	1,701,000

		2,709,556

Medical-Biomedical/Gene - 0.3%

Amgen, Inc.	11,400	774,630

Medical-Drugs - 7.7%

Abbott Laboratories	45,000	2,547,450
Bristol-Myers Squibb Co.	16,000	514,720
Eli Lilly & Co.	71,680	2,812,723
Forest Laboratories, Inc.†	47,000	1,528,440
Johnson & Johnson	33,800	2,199,704
Merck & Co., Inc.	68,834	2,627,394
Pfizer, Inc.	275,712	5,817,523

		18,047,954

Medical-HMO - 4.0%

Aetna, Inc.	58,400	2,730,784
Health Net, Inc.†	25,000	943,500
Humana, Inc.	20,000	1,742,000
UnitedHealth Group, Inc.	42,000	2,341,500
WellPoint, Inc.	24,000	1,575,120

		9,332,904

Medical-Hospitals - 0.5%

Health Management Associates, Inc., Class A†	162,000	1,195,560

Medical-Wholesale Drug Distribution - 1.9%

AmerisourceBergen Corp.	40,000	1,494,000
Cardinal Health, Inc.	26,000	1,080,300
McKesson Corp.	22,000	1,837,220

		4,411,520

Metal-Aluminum - 1.0%

Alcoa, Inc.#	221,850	2,256,215

Metal-Copper - 0.2%

Freeport-McMoRan Copper & Gold, Inc.	12,800	544,768

Multimedia - 1.2%

Time Warner, Inc.	30,416	1,131,780
Viacom, Inc., Class B	20,110	957,638
Walt Disney Co.	15,770	662,182

		2,751,600

Networking Products - 1.7%

Cisco Systems, Inc.	201,100	3,997,868

Oil & Gas Drilling - 1.8%

Ensco PLC ADR	14,000	816,200
Nabors Industries, Ltd.†	79,000	1,720,620
Noble Corp.†#	40,890	1,642,960

		4,179,780

Oil Companies-Exploration & Production - 2.5%

Apache Corp.	20,700	2,234,151
Denbury Resources, Inc.†	9,000	179,190
Devon Energy Corp.	48,300	3,540,873

		5,954,214

Oil Companies-Integrated - 7.6%

Chevron Corp.	42,680	4,657,242
ConocoPhillips	37,000	2,832,350
Exxon Mobil Corp.	61,700	5,337,050
Hess Corp.	6,550	425,226
Marathon Oil Corp.#	88,900	3,012,821
Murphy Oil Corp.	24,000	1,534,560

		17,799,249

Oil Refining & Marketing - 2.1%

HollyFrontier Corp.#	48,000	1,566,240
Tesoro Corp.#†	62,000	1,644,860
Valero Energy Corp.	71,000	1,738,790

		4,949,890

Oil-Field Services - 0.6%

Halliburton Co.	30,260	1,107,213
Weatherford International, Ltd.†	14,500	231,710

		1,338,923

Paper & Related Products - 0.8%

International Paper Co.	52,000	1,827,800

Private Corrections - 0.4%

Corrections Corp. of America†	37,000	927,220

Publishing-Newspapers - 0.7%

Gannett Co., Inc.#	108,000	1,602,720

Retail-Apparel/Shoe - 0.7%

Limited Brands, Inc.	36,000	1,675,080

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A#	57,000	1,298,460

Retail-Consumer Electronics - 0.7%

Best Buy Co., Inc.#	68,000	1,679,600

Retail-Drug Store - 0.1%

CVS Caremark Corp.	5,400	243,540

Retail-Major Department Stores - 0.7%

Nordstrom, Inc.	31,000	1,662,220

Retail-Regional Department Stores - 0.8%

Macy’s, Inc.	47,000	1,784,590

Schools - 1.1%

Apollo Group, Inc., Class A†	31,000	1,321,840
ITT Educational Services, Inc.†#	18,000	1,235,520

		2,557,360

Semiconductor Components-Integrated Circuits - 0.7%

Marvell Technology Group, Ltd.†	28,503	427,545
Maxim Integrated Products, Inc.	47,000	1,310,830

		1,738,375

Steel-Producers - 0.4%

Nucor Corp.#	20,500	892,365

Telecom Equipment-Fiber Optics - 0.7%

Corning, Inc.	125,350	1,634,564

Telecom Services - 0.2%

Amdocs, Ltd.†	16,000	490,720

Telephone-Integrated - 2.2%

AT&T, Inc.	40,730	1,245,931
Telephone & Data Systems, Inc.#	8,696	219,748
Verizon Communications, Inc.#	97,120	3,701,243

		5,166,922

Television - 0.8%

CBS Corp., Class B	59,000	1,764,100

Tobacco - 2.2%

Lorillard, Inc.#	14,000	1,835,120
Philip Morris International, Inc.	39,000	3,257,280

		5,092,400

Vitamins & Nutrition Products - 0.7%

Herbalife, Ltd.#	25,000	1,655,250

Web Portals/ISP - 0.3%

Google, Inc., Class A†	1,000	618,250

Wireless Equipment - 0.7%

Motorola Solutions, Inc.	34,000	1,693,200

Total Long-Term Investment Securities
(cost $201,676,654)		231,343,430

SHORT-TERM INVESTMENT SECURITIES - 13.3%
Registered Investment Companies - 13.3%

Navigator Securities Lending Prime Portfolio(1)(3)
(cost $31,189,820)	31,189,820	31,189,820

REPURCHASE AGREEMENT - 0.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $2,089,001 and collateralized by $1,970,000 of United States Treasury Notes, bearing interest at 2.63% due 11/15/20 and having approximate value of $2,135,271 (cost $2,089,000)	$2,089,000	2,089,000

TOTAL INVESTMENTS
(cost $234,955,474)(2)	113.0%	264,622,250
Liabilities in excess of other assets	(13.0)	(30,468,540)

NET ASSETS	100.0%	$234,153,710

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At February 29, 2012, the Fund had loaned securities with a total value of $30,977,819. This was secured by collateral of $31,189,820, which was received in cash and subsequently invested in short-term investments currently valued at $31,189,820 as reported in the portfolio of investments. The remaining collateral of $742,939 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mortgage Corp.	0.29% to 5.00%	01/10/13 to 06/15/40
Federal National Mortgage Assoc.	4.00% to 5.00%	07/01/17 to 08/25/41
United States Treasury Bill	zero coupon	06/28/12
United States Treasury Notes/Bonds	0.38% to 1.88%	04/30/12 to 07/15/19

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Medical - Drugs	$18,047,954	$—	$—	18,047,954
Oil Companies - Integrated	17,799,249	—	—	17,799,249
Other Industries*	195,496,227	—	—	195,496,227
Short-Term Investment Securities:
Registered Investment Companies	—	31,189,820	—	31,189,820
Repurchase Agreement	—	2,089,000	—	2,089,000

Total	$231,343,430	$33,278,820	$—	$264,622,250

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.3%
Aerospace/Defense - 6.7%

General Dynamics Corp.	80,854	$5,920,938
Lockheed Martin Corp.	44,897	3,969,344
Northrop Grumman Corp.	88,258	5,278,711
Raytheon Co.	127,491	6,440,845
Rockwell Collins, Inc.	7,200	426,888

		22,036,726

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	37,100	3,111,577

Apparel Manufacturers - 0.8%

VF Corp.	17,600	2,570,480

Applications Software - 2.0%

Microsoft Corp.	207,627	6,590,081

Auto/Truck Parts & Equipment-Original - 1.5%

Autoliv, Inc.	62,561	4,166,563
Johnson Controls, Inc.	28,000	913,640

		5,080,203

Banks-Commercial - 2.0%

Bank of Nova Scotia	37,300	2,011,173
M&T Bank Corp.	5,500	448,910
National Bank of Canada	30,900	2,407,168
Toronto-Dominion Bank	23,000	1,878,912

		6,746,163

Banks-Fiduciary - 0.1%

Bank of New York Mellon Corp.	10,700	236,577

Banks-Super Regional - 2.5%

US Bancorp	94,400	2,775,360
Wells Fargo & Co.	176,500	5,522,685

		8,298,045

Beverages-Non-alcoholic - 1.8%

Coca-Cola Co.	35,300	2,466,058
Dr Pepper Snapple Group, Inc.	94,080	3,579,744

		6,045,802

Beverages-Wine/Spirits - 0.7%

Diageo PLC	90,835	2,172,699

Cable/Satellite TV - 1.2%

Comcast Corp., Special Class A	84,500	2,415,855
Time Warner Cable, Inc.	20,400	1,618,536

		4,034,391

Cellular Telecom - 0.3%

Rogers Communications, Inc., Class B	5,000	191,672
Vodafone Group PLC ADR	30,400	823,536

		1,015,208

Chemicals-Diversified - 2.6%

Dow Chemical Co.	37,900	1,270,029
E.I. du Pont de Nemours & Co.	132,533	6,739,303
Olin Corp.	31,100	654,033

		8,663,365

Coal - 0.1%

Consol Energy, Inc.	5,400	193,428
Peabody Energy Corp.	4,100	143,008

		336,436

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	9,600	521,472
H&R Block, Inc.	228,098	3,717,997

		4,239,469

Computer Services - 1.2%

International Business Machines Corp.	20,800	4,091,984

Consumer Products-Misc. - 0.5%

Kimberly-Clark Corp.	20,700	1,508,616

Containers-Paper/Plastic - 0.1%

Packaging Corp. of America	9,800	290,472

Cosmetics & Toiletries - 2.9%

Avon Products, Inc.	187,774	3,509,496
Procter & Gamble Co.	91,734	6,193,880

		9,703,376

Diversified Banking Institutions - 1.9%

Bank of America Corp.	108,900	867,933
JPMorgan Chase & Co.	141,800	5,564,232

		6,432,165

Diversified Manufacturing Operations - 2.7%

3M Co.	19,200	1,681,920
General Electric Co.	382,281	7,282,453

		8,964,373

Diversified Minerals - 1.3%

BHP Billiton, Ltd.	109,718	4,247,783

Electric-Integrated - 4.0%

American Electric Power Co., Inc.	22,400	842,464
Consolidated Edison, Inc.	8,300	482,230
Dominion Resources, Inc.	37,900	1,912,813
Duke Energy Corp.	37,400	782,408
Edison International	16,300	682,481
FirstEnergy Corp.	14,700	651,063
International Power PLC	186,600	1,026,845
NextEra Energy, Inc.	26,200	1,559,162
Northeast Utilities	19,300	692,870
PPL Corp.	21,900	625,245
Public Service Enterprise Group, Inc.	43,200	1,329,696
Southern Co.	44,100	1,948,779
Wisconsin Energy Corp.	20,100	685,008

		13,221,064

Electric-Transmission - 0.2%

ITC Holdings Corp.	6,800	513,264

Electronic Components-Semiconductors - 1.8%

Intel Corp.	218,321	5,868,468

Finance-Credit Card - 0.6%

American Express Co.	40,300	2,131,467

Food-Misc. - 3.3%

General Mills, Inc.	42,700	1,635,837
H.J. Heinz Co.	22,400	1,180,704
Kraft Foods, Inc., Class A	153,694	5,851,131
Unilever NV	64,600	2,151,826

		10,819,498

Gas-Distribution - 0.2%

Sempra Energy	11,900	704,956

Gold Mining - 0.3%

Barrick Gold Corp.	20,100	961,680

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	8,800	703,824

Industrial Gases - 0.5%

Praxair, Inc.	14,000	1,526,000

Instruments-Controls - 0.5%

Honeywell International, Inc.	28,000	1,667,960

Insurance-Life/Health - 0.5%

Prudential Financial, Inc.	24,700	1,510,652

Insurance-Multi-line - 0.4%

ACE, Ltd.	18,500	1,326,635

Insurance-Property/Casualty - 1.4%

Chubb Corp.	30,100	2,045,596
Travelers Cos., Inc.	43,700	2,533,289

		4,578,885

Machinery-Construction & Mining - 1.4%

Caterpillar, Inc.	39,800	4,545,558

Machinery-Farming - 1.1%

Deere & Co.	43,800	3,632,334

Medical Labs & Testing Services - 0.1%

Quest Diagnostics, Inc.	4,121	239,224

Medical-Drugs - 9.5%

Abbott Laboratories	28,200	1,596,402
Bristol-Myers Squibb Co.	198,963	6,400,640
Eli Lilly & Co.	91,659	3,596,699
Johnson & Johnson	93,009	6,053,026
Merck & Co., Inc.	170,658	6,514,016
Pfizer, Inc.	342,473	7,226,180

		31,386,963

Medical-Outpatient/Home Medical - 1.2%

Lincare Holdings, Inc.	150,238	4,035,393

Metal-Copper - 1.3%

Southern Copper Corp.	134,846	4,336,645

Metal-Diversified - 0.4%

Rio Tinto, Ltd.	19,148	1,385,105

Multimedia - 0.2%

Walt Disney Co.	18,300	768,417

Non-Ferrous Metals - 0.1%

Cameco Corp.	9,700	238,223

Oil Companies-Exploration & Production - 1.0%

EQT Corp.	22,400	1,187,648
Occidental Petroleum Corp.	20,600	2,150,022

		3,337,670

Oil Companies-Integrated - 5.9%

Chevron Corp.	59,900	6,536,288
ConocoPhillips	26,000	1,990,300
Exxon Mobil Corp.	53,100	4,593,150
Marathon Oil Corp.	38,700	1,311,543
Marathon Petroleum Corp.	19,350	803,992
Murphy Oil Corp.	2,500	159,850
Royal Dutch Shell PLC, Class A	17,300	629,304
Total SA ADR	58,900	3,302,523

		19,326,950

Oil-Field Services - 0.4%

Schlumberger, Ltd.	15,100	1,171,911

Paper & Related Products - 0.4%

MeadWestvaco Corp.	44,400	1,344,432

Pipelines - 1.3%

Enbridge, Inc.	71,100	2,742,105
Kinder Morgan, Inc.	12,300	433,452
Spectra Energy Corp.	30,600	960,228

		4,135,785

Real Estate Investment Trusts - 0.1%

Weyerhaeuser Co.	20,768	433,844

Retail-Apparel/Shoe - 0.8%

Limited Brands, Inc.	55,400	2,577,762

Retail-Building Products - 1.0%

Home Depot, Inc.	71,200	3,386,984

Retail-Discount - 0.4%

Wal-Mart Stores, Inc.	21,400	1,264,312

Retail-Restaurants - 1.1%

McDonald’s Corp.	35,000	3,474,800

Semiconductor Equipment - 2.1%

Applied Materials, Inc.	283,512	3,470,187
KLA-Tencor Corp.	74,280	3,595,152

		7,065,339

Telecom Services - 0.2%

BCE, Inc.	16,400	671,088

Telecommunication Equipment - 1.2%

Harris Corp.	92,850	4,051,045

Telephone-Integrated - 5.2%

AT&T, Inc.	225,718	6,904,714
CenturyLink, Inc.	74,646	3,004,501
Verizon Communications, Inc.	175,217	6,677,520
Windstream Corp.	46,500	561,720

		17,148,455

Tobacco - 7.0%

Altria Group, Inc.	163,103	4,909,400
Lorillard, Inc.	46,209	6,057,076
Philip Morris International, Inc.	97,498	8,143,033
Reynolds American, Inc.	91,463	3,835,044

		22,944,553

Toys - 0.3%

Mattel, Inc.	32,700	1,060,788

Transport-Rail - 1.1%

Canadian National Railway Co.	27,700	2,132,623
Union Pacific Corp.	13,600	1,499,400

		3,632,023

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	21,000	1,614,690

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	24,400	1,897,100

Water - 0.4%

American Water Works Co., Inc.	38,400	1,316,352

Total Long-Term Investment Securities
(cost $269,828,865)		314,374,089

SHORT-TERM INVESTMENT SECURITIES - 3.9%
Time Deposits - 3.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12 (cost $12,758,000)	$12,758,000	12,758,000

REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $2,766,000)	2,766,000	2,766,000

TOTAL INVESTMENTS
(cost $285,352,865) (2)	100.0%	329,898,089
Other assets less liabilities	0.0	147,781

NET ASSETS	100.0%	$330,045,870

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipts

See Notes to Portfolio of Investments

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$22,036,726	$—	$—	$22,036,726
Medical Drugs	31,386,963	—	—	31,386,963
Oil Companies-Intergrated	19,326,950	—	—	19,326,950
Telephone-Intergrated	17,148,455	—	—	17,148,455
Tobacco	22,944,553	—	—	22,944,553
Other Industries*	201,530,442	—	—	201,530,442
Short-Term Investment Securities:
Time Deposits	—	12,758,000	—	12,758,000
Repurchase Agreement	—	2,766,000	—	2,766,000

Total	$314,374,089	$15,524,000	$—	$329,898,089

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 85.7%
Bermuda - 2.6%

Jardine Matheson Holdings, Ltd.	94,800	$4,834,800
Skyworth Digital Holdings, Ltd.	5,204,000	2,925,329
VimpelCom, Ltd. ADR	412,900	5,024,993

		12,785,122

Brazil - 8.3%

Banco do Brasil SA	293,500	4,725,739
BRF - Brasil Foods SA ADR	275,400	5,758,614
Cia de Saneamento Basico do Estado de Sao Paulo	154,300	5,826,964
Cielo SA	200,600	7,172,421
MRV Engenharia e Participacoes SA	418,900	3,378,521
Sul America SA	293,800	3,233,554
Telefonica Brasil SA ADR	200,700	5,906,601
Tim Participacoes SA ADR	182,300	5,478,115

		41,480,529

Cayman Islands - 4.3%

China Shanshui Cement Group, Ltd.	3,885,000	3,606,405
Dongyue Group	4,584,000	4,716,268
GCL Poly Energy Holdings, Ltd.	5,677,000	1,946,935
Hengan International Group Co., Ltd.	564,000	5,126,480
Soho China, Ltd.	5,042,000	3,672,843
Xinyi Glass Holding Co., Ltd.	3,764,000	2,368,211

		21,437,142

China - 12.8%

Bank of China, Ltd.	17,654,000	7,716,029
China Construction Bank Corp.	13,932,000	11,747,412
China Shenhua Energy Co., Ltd.	1,393,500	6,422,942
Dongfeng Motor Group Co., Ltd.	3,060,000	5,973,080
Great Wall Motor Co., Ltd.	2,131,000	4,291,563
Industrial & Commercial Bank of China	15,732,000	11,541,100
PetroChina Co., Ltd.	5,770,000	8,718,754
Ping An Insurance Group Co.	837,000	7,321,942

		63,732,822

Hong Kong - 4.3%

China Mobile, Ltd.	234,000	2,502,553
CNOOC, Ltd.	4,619,000	10,576,499
Guangdong Investment, Ltd.	4,056,000	2,661,746
Lenovo Group, Ltd.	6,538,000	5,774,129

		21,514,927

India - 5.2%

Housing Development Finance Corp.	491,803	6,655,547
Infosys, Ltd. ADR#	140,500	8,104,040
Oil & Natural Gas Corp., Ltd.	768,198	4,595,708
Tata Motors, Ltd. ADR#	242,500	6,620,250

		25,975,545

Indonesia - 0.3%

Indofood Sukses Makmur Tbk PT	2,588,000	1,463,282

Kazakhstan - 0.6%

KazMunaiGas Exploration Production GDR	174,104	3,116,462

Luxembourg - 0.5%

Kernel Holding SA†	108,273	2,544,187

Mexico - 0.4%

Compartamos SAB de CV#	1,865,700	2,096,537

Philippines - 0.4%

Philippine Long Distance Telephone Co.	25,900	1,731,311
Philippine Long Distance Telephone Co. ADR	7,965	525,451

		2,256,762

Poland - 1.6%

KGHM Polska Miedz SA	115,231	5,478,601
Powszechna Kasa Oszczednosci Bank Polski SA	242,053	2,656,360

		8,134,961

Russia - 7.6%

Lukoil OAO ADR	139,540	8,895,675
MMC Norilsk Nickel OJSC ADR	300,273	5,948,408
Rosneft Oil Co. GDR†	251,551	1,945,747
Sberbank of Russia ADR†	682,181	9,345,880
Severstal OAO GDR	274,196	4,222,618
Tatneft ADR (OTC)	73,000	2,917,810
Tatneft ADR (Turquoise)	111,966	4,475,281

		37,751,419

South Africa - 7.0%

Exxaro Resources, Ltd.	201,305	5,654,371
Imperial Holdings, Ltd.	298,800	5,862,279
Kumba Iron Ore, Ltd.	82,884	6,297,549
Sasol, Ltd.	152,700	8,127,996
Tiger Brands, Ltd.	160,874	5,578,801
Vodacom Group, Ltd.	228,652	3,150,378

		34,671,374

South Korea - 15.8%

BS Financial Group, Inc.	257,740	3,213,902
CJ CheilJedang Corp.	11,065	3,179,868
Dongbu Insurance Co., Ltd.	84,925	3,708,316
Hana Financial Group, Inc.	145,900	5,144,924
Hankook Tire Co., Ltd.	84,880	3,251,119
Hynix Semiconductor, Inc.†	133,730	3,610,044
Hyundai Motor Co.	44,521	8,595,978
Industrial Bank of Korea	207,580	2,412,157
Kangwon Land, Inc.	145,000	3,343,985
Kia Motors Corp.	84,530	5,342,038
KP Chemical Corp.	184,620	2,755,953
KT&G Corp.	29,882	1,955,228
S-Oil Corp.	35,541	3,987,035
Samsung Electronics Co., Ltd.	20,168	21,741,365
Samsung Heavy Industries Co., Ltd.	89,720	3,268,086
SK Holdings Co., Ltd.	21,139	3,202,807

		78,712,805

Taiwan - 7.2%

China Motor Corp.	3,279,000	3,641,970
E Ink Holdings, Inc.	989,000	1,480,337
Hon Hai Precision Industry Co., Ltd. GDR (OTC)	472,800	3,295,416
Hon Hai Precision Industry Co., Ltd. GDR (Turquoise)	726,142	5,061,210

Radiant Opto-Electronics Corp.	649,000	2,892,196
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	987,500	14,338,500
Wistron Corp.	3,267,000	5,440,184

		36,149,813

Thailand - 4.3%

Charoen Pokphand Foods PCL	4,470,100	5,354,077
Krung Thai Bank PCL	6,923,300	3,980,354
PTT Global Chemical PCL	2,079,084	5,117,851
PTT PCL	569,100	6,825,815

		21,278,097

Turkey - 2.5%

Arcelik AS	737,205	3,388,286
Tupras-Turkiye Petrol Rafinerileri AS	184,955	4,567,573
Turkiye Garanti Bankasi AS	481,200	1,826,541
Turkiye Sise ve Cam Fabrikalari AS	1,250,608	2,537,963

		12,320,363

Total Common Stock
(cost $361,280,421)		427,422,149

PREFERRED STOCK - 9.7%
Brazil - 9.7%

Banco Estado Rio Grande Sul	348,000	4,146,211
Cia Energetica de Minas Gerais ADR#	257,700	5,883,291
Companhia de Bebidas das Americas ADR	222,700	8,910,227
Itau Unibanco Holding SA ADR	169,300	3,563,765
Petroleo Brasileiro SA ADR	330,300	9,410,247
Vale SA ADR#	672,300	16,525,134

Total Preferred Stock
(cost $41,035,221)		48,438,875

Total Long-Term Investment Securities
(cost $402,315,642)		475,861,024

SHORT-TERM INVESTMENT SECURITIES - 11.9%
Registered Investment Companies - 4.6%

Navigator Securities Lending Prime Portfolio(1)	22,688,943	22,688,943

Time Deposits - 7.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	$36,456,000	36,456,000

Total Short-Term Investment Securities
(cost $59,144,942)		59,144,943

TOTAL INVESTMENTS -
(cost $461,460,584) (2)	107.3%	535,005,967
Liabilities in excess of other assets	(7.3)	(36,476,017)

NET ASSETS -	100.0%	$498,529,950

†	Non-income producing security.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

GDR - Global Depository Receipt

OTC - Over the Counter U.S.

Turquoise - Turquoise Trading Limited

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Appreciation (Depreciation)
47	Long	Emini –Mini MSCI Emerging Market Index	March 2012	$2,542,263	$2,526,485	$(15,778)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$41,480,529	$—	$—	$41,480,529
China	63,732,822	—	—	63,732,822
India	25,975,545	—	—	25,975,545
Russia	37,751,419	—	—	37,751,419
South Africa	34,671,374	—	—	34,671,374
South Korea	78,712,805	—	—	78,712,805
Taiwan	36,149,813	—	—	36,149,813
Other Countries*	108,947,842	—	—	108,947,842
Preferred Stock	48,438,875	—	—	48,438,875
Short-Term Investment Securities:
Registered Investment Companies	—	22,688,943	—	22,688,943
Time Deposits	—	36,456,000	—	36,456,000

Total	$475,861,024	$59,144,943	$—	$535,005,967

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$15,778	$—	$—	$15,778

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	11.8%
Oil Companies-Integrated	8.7
Time Deposits	7.3
Auto-Cars/Light Trucks	6.9
Electronic Components-Semiconductors	5.1
Metal-Iron	4.6
Registered Investment Companies	4.6
Oil Companies-Exploration & Production	3.6
Chemicals-Diversified	3.6
Food-Misc.	3.1
Semiconductor Components-Integrated Circuits	2.9
Diversified Operations	2.2
Electronic Components-Misc.	2.5
Coal	2.5
Oil Refining & Marketing	2.3
Metal-Diversified	2.3
Computers	2.3
Cellular Telecom	2.2
Insurance-Multi-line	2.1
Brewery	1.8
Water	1.7
Diversified Financial Services	1.6
Telephone-Integrated	1.6
Computer Services	1.6
Commercial Services-Finance	1.4
Finance-Mortgage Loan/Banker	1.4
Electric-Integrated	1.2
Food-Meat Products	1.2
Female Health Care Products	1.0
Telecom Services	1.0
Steel-Producers	0.8
Banks-Super Regional	0.8
Insurance-Property/Casualty	0.7
Real Estate Operations & Development	0.7
Building Products-Cement	0.7
Appliances	0.7
Building-Residential/Commercial	0.7
Casino Hotels	0.7
Shipbuilding	0.7
Rubber-Tires	0.7
Audio/Video Products	0.6
Petrochemicals	0.6
Agricultural Operations	0.5
Housewares	0.5
Banks-Special Purpose	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Tobacco	0.4
Energy-Alternate Sources	0.4

107.3%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Australia - 1.2%

Billabong International, Ltd.#	1,335,207	$4,410,386
Downer EDI, Ltd.†	1,631,724	6,912,275

		11,322,661

Austria - 0.7%

Telekom Austria AG	601,270	6,998,963

Belgium - 0.1%

KBC Groep NV	23,404	552,842

Bermuda - 0.8%

First Pacific Co., Ltd.	2,330,000	2,610,518
PartnerRe, Ltd.#	71,130	4,512,487

		7,123,005

Canada - 1.3%

Suncor Energy, Inc.	146,400	5,270,370
Talisman Energy, Inc.	534,640	7,348,632

		12,619,002

Cayman Islands - 1.1%

Kingboard Chemical Holdings, Ltd.	1,403,000	5,191,473
Trina Solar, Ltd. ADR†#	636,710	4,902,667

		10,094,140

China - 0.8%

China Telecom Corp., Ltd.	11,947,823	7,270,793
Shanghai Electric Group Co., Ltd.	72,000	38,895

		7,309,688

Denmark - 1.8%

Danske Bank A/S†	802,350	14,449,892
Vestas Wind Systems A/S†#	251,200	2,583,843

		17,033,735

France - 12.4%

AXA SA	996,452	16,070,265
BNP Paribas SA	340,980	16,642,822
Carrefour SA	229,550	5,755,708
France Telecom SA	695,195	10,609,712
GDF Suez	172,090	4,463,992
Sanofi	341,550	25,259,652
Societe Generale SA	412,383	13,323,378
Total SA	279,300	15,624,951
Vivendi SA	404,500	8,687,312

		116,437,792

Germany - 5.7%

Deutsche Lufthansa AG	431,830	5,994,906
E.ON AG	445,220	10,241,017
Kloeckner & Co. SE	211,880	3,273,125
Merck KGaA	120,990	12,510,337
Muenchener Rueckversicherungs AG	77,140	11,248,569
Siemens AG	99,875	9,961,127

		53,229,081

Hong Kong - 0.8%

Cheung Kong Holdings, Ltd.	488	7,122
China Mobile, Ltd.	701,500	7,502,311

		7,509,433

India - 1.0%

Reliance Industries, Ltd. GDR (LSE)*	94,320	3,103,128
Reliance Industries, Ltd. GDR (OTC US)*	178,360	5,868,044

		8,971,172

Ireland - 0.8%

CRH PLC	352,760	7,538,511

Italy - 1.5%

UniCredit SpA	2,772,333	14,427,115

Japan - 6.6%

ITOCHU Corp.	639,000	7,271,190
Mazda Motor Corp.†#	2,066,000	3,405,634
Nintendo Co., Ltd.	60,996	9,004,207
NKSJ Holdings, Inc.#	418,999	9,824,235
Nomura Holdings, Inc.	2,200,300	10,150,234
Toyota Motor Corp.	320,900	13,244,181
Trend Micro, Inc.#	309,900	9,050,346

		61,950,027

Jersey - 0.7%

Informa PLC	943,060	6,502,362

Netherlands - 8.9%

Aegon NV†	2,326,133	12,179,486
Akzo Nobel NV	177,000	10,039,909
ING Groep NV CVA†	3,609,314	32,016,239
Koninklijke Philips Electronics NV	562,120	11,799,111
Randstad Holding NV	236,610	8,952,685
Reed Elsevier NV	654,324	8,075,071

		83,062,501

Norway - 4.7%

Statoil ASA	746,520	21,369,593
Telenor ASA	1,244,458	22,999,340

		44,368,933

Russia - 1.4%

Gazprom OAO ADR(LSE)	767,400	10,129,680
Gazprom OAO ADR(OTC US)	253,600	3,360,200

		13,489,880

Singapore - 2.1%

Flextronics International, Ltd.†	1,326,280	9,350,274
Singapore Telecommunications, Ltd.	4,103,999	10,402,332

		19,752,606

South Korea - 6.3%

KB Financial Group, Inc.	506,733	18,661,780
KIWOOM Securities Co., Ltd.	77,172	4,759,765
Korea Investment Holdings Co., Ltd.	129,250	5,227,882
POSCO	30,835	11,466,053
Samsung Electronics Co., Ltd.	17,987	19,390,218

		59,505,698

Spain - 1.4%

Telefonica SA	770,656	13,152,598
Telefonica SA ADR	837	14,304

		13,166,902

Sweden - 0.7%

Telefonaktiebolaget LM Ericsson, Class B	637,260	6,399,759

Switzerland - 9.9%

Basilea Pharmaceutica†	33,210	1,750,986
Credit Suisse Group AG†	804,758	21,624,480
Lonza Group AG†	86,480	4,493,672
Noble Corp.†#	169,310	6,802,876
Novartis AG	166,100	9,049,485
Roche Holding AG	102,700	17,879,131
Swiss Re AG†	294,940	17,506,663
UBS AG†(ZSE)	504,919	7,060,048
UBS AG†(NYSE)	441,010	6,187,370

		92,354,711

Taiwan - 4.3%

Compal Electronics, Inc.	11,335,528	13,419,389
Lite-On Technology Corp.	21,680	29,464
Siliconware Precision Industries Co.	8,689,000	10,242,001
Taiwan Semiconductor Manufacturing Co., Ltd.	5,908,862	16,301,834

		39,992,688

United Kingdom - 19.8%

Aviva PLC	3,356,978	19,669,490
BAE Systems PLC	1,818,520	9,046,672
BP PLC	1,687,372	13,218,184
BP PLC ADR	180	8,489
Carillion PLC	1,538,340	7,953,872
G4S PLC	2,215,310	10,192,382
GlaxoSmithKline PLC	971,621	21,439,579
Hays PLC	6,300,480	8,073,876
Kingfisher PLC	2,660,645	12,029,675
Lloyds Banking Group PLC†	14,357,580	7,979,669
Marks & Spencer Group PLC	678,710	3,919,528
Premier Foods PLC†#	20,777,609	3,883,974
Rexam PLC	1,196,170	7,899,299
Royal Dutch Shell PLC, Class A	167,235	6,103,801
Royal Dutch Shell PLC, Class B	268,205	9,939,682
SIG PLC	4,032,874	7,468,107
Tesco PLC	3,688,800	18,550,367
Vodafone Group PLC	6,644,657	17,901,963

		185,278,609

Total Common Stock
(cost $955,480,449)		906,991,816

PREFERRED STOCK - 1.1%
Brazil - 1.1%

Petroleo Brasileiro SA ADR	147,700	4,207,973
Vale SA ADR#	263,264	6,471,029

Total Preferred Stock
(cost $6,719,210)		10,679,002

Total Long-Term Investment Securities
(cost $962,199,659)		917,670,818

SHORT-TERM INVESTMENT SECURITIES - 6.1%
Registered Investment Companies - 4.2%

Navigator Securities Lending Prime Portfolio(1)	39,048,466	39,048,466

Time Deposits - 0.0%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/12	$129,000	129,000

U.S. Government Agencies - 1.9%

Federal Home Loan Bank
0.00% due 03/01/12	18,000,000	18,000,000

Total Short-Term Investment Securities
(cost $57,177,466)		57,177,466

TOTAL INVESTMENTS
(cost $1,019,377,125)(2)	104.0%	974,848,284
Liabilities in excess of other assets	(4.0)	(37,306,901)

NET ASSETS	100.0%	$937,541,383

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $8,971,172 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
GDR	- Global Depository Receipt
LSE	- London Stock Exchange
NYSE	- New York Stock Exchange
OTC	- Over the Counter U.S.
ZSE	- Zurich Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$116,437,792	$—	$—	$116,437,792
Germany	53,229,081	—	—	53,229,081
Japan	61,950,027	—	—	61,950,027
Netherlands	83,062,501	—	—	83,062,501
South Korea	59,505,698	—	—	59,505,698
Switzerland	92,354,711	—	—	92,354,711
United Kingdom	185,278,609	—	—	185,278,609
Other Countries*	255,173,397	—	—	255,173,397
Preferred Stock	10,679,002	—	—	10,679,002
Short-Term Investment Securities:
Registered Investment Companies	—	39,048,466	—	39,048,466
Time Deposits	—	129,000	—	129,000
U.S. Government Agencies	—	18,000,000	—	18,000,000

Total	$917,670,818	$57,177,466	$—	$974,848,284

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Industry Allocation*

Medical-Drugs	9.2%
Diversified Banking Institutions	8.4
Oil Companies-Integrated	8.0
Insurance-Life/Health	5.5
Telecom Services	5.2
Registered Investment Companies	4.2
Insurance-Reinsurance	3.6
Telephone-Integrated	3.2
Insurance-Multi-line	3.0
Semiconductor Components-Integrated Circuits	2.9
Cellular Telecom	2.7
Food-Retail	2.6
Banks-Commercial	2.5
Electronic Components-Misc.	2.3
Oil Companies-Exploration & Production	2.2
Finance-Investment Banker/Broker	2.1
Electronic Components-Semiconductors	2.1
Diversified Financial Services	2.0
U.S. Government Agencies	1.9
Human Resources	1.8
Auto-Cars/Light Trucks	1.8
Electric-Integrated	1.6
Computers	1.4
Retail-Building Products	1.3
Steel-Producers	1.2
Security Services	1.1
Chemicals-Diversified	1.1
Diversified Manufacturing Operations	1.1
Insurance-Property/Casualty	1.0
Internet Security	1.0
Aerospace/Defense	1.0
Oil Refining & Marketing	1.0
Toys	0.9
Publishing-Books	0.9
Building & Construction-Misc.	0.8
Containers-Metal/Glass	0.8
Building Products-Cement	0.8
Building Products-Air & Heating	0.8
Import/Export	0.8
Engineering/R&D Services	0.7
Oil & Gas Drilling	0.7
Multimedia	0.7
Metal-Iron	0.7
Wireless Equipment	0.7
Airlines	0.6
Chemicals-Other	0.6
Energy-Alternate Sources	0.5
Chemicals-Specialty	0.5
Apparel Manufacturers	0.5
Retail-Major Department Stores	0.4
Food-Wholesale/Distribution	0.4
Metal Products-Distribution	0.4
Diversified Operations	0.3
Power Converter/Supply Equipment	0.3
Medical-Biomedical/Gene	0.2

104.0%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.0%
Australia - 8.1%

BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust	424,111	809,612
Charter Hall Group	332,524	766,723
Dexus Property Group	5,539,814	5,317,353
GPT Group	362,595	1,213,259
Stockland	852,229	2,897,296
Westfield Group	621,179	5,855,755
Westfield Retail Trust	2,448,389	6,590,697

		23,450,695

Bermuda - 1.2%

Hong Kong Land Holdings, Ltd.	319,000	1,764,070
Kerry Properties, Ltd.	335,500	1,596,136

		3,360,206

Brazil - 0.0%

BR Properties SA	5,300	68,054

Canada - 5.9%

Allied Properties Real Estate Investment Trust	86,676	2,329,289
Canadian Apartment Properties REIT	70,197	1,633,874
Canadian Real Estate Investment Trust	76,600	2,960,416
Dundee Real Estate Investment Trust	59,898	2,082,461
InnVest Real Estate Investment Trust	351,777	1,941,182
Primaris Retail Real Estate Investment Trust	135,559	2,974,366
Transglobe Apartment Real Estate Investment Trust(1)	245,413	3,073,088

		16,994,676

Cayman Islands - 0.9%

Shimao Property Holdings, Ltd.	1,970,500	2,571,035

Finland - 0.3%

Citycon Oyj	211,408	712,597

France - 3.7%

ICADE	18,966	1,571,441
Nexity SA	75,924	2,132,822
Unibail-Rodamco SE	36,566	7,063,945

		10,768,208

Germany - 0.5%

Alstria Office REIT-AG	131,522	1,475,409

Guernsey - 0.3%

Etalon Group, Ltd. GDR†*(1)(3)	129,744	795,331

Hong Kong - 11.2%

China Overseas Land & Investment, Ltd.	2,560,000	5,360,151
Hang Lung Properties, Ltd.	1,305,000	4,946,623
Henderson Land Development Co., Ltd.	1,086,000	6,825,830
Link REIT	718,000	2,689,190
Sun Hung Kai Properties, Ltd.	796,504	12,282,030

		32,103,824

Japan - 9.6%

Japan Prime Realty Investment Corp.	334	884,202
Mitsubishi Estate Co., Ltd.	265,000	4,792,102
Mitsui Fudosan Co., Ltd.	491,000	9,313,839
Nippon Building Fund, Inc.	193	1,849,514
Orix JREIT, Inc.	229	1,070,489
Sankei Building Co., Ltd.	103,400	947,632
Sumitomo Realty & Development Co., Ltd.	231,000	5,387,822
United Urban Investment Corp.	3,208	3,528,050

		27,773,650

Jersey - 0.8%

Atrium European Real Estate, Ltd.	511,741	2,433,998

Netherlands - 1.2%

Corio NV	14,793	710,893
Eurocommercial Properties NV	72,952	2,624,722

		3,335,615

Norway - 0.8%

Norwegian Property ASA	1,577,116	2,339,122

Singapore - 4.3%

AIMS AMP Capital Industrial REIT	610,000	521,888
CapitaLand, Ltd.	4,053,000	9,981,402
K-REIT Asia	2,701,000	1,997,701

		12,500,991

Sweden - 1.3%

Castellum AB	292,852	3,854,946

United Kingdom - 5.2%

Derwent London PLC	117,645	3,163,028
Great Portland Estates PLC	108,727	610,770
Hammerson PLC	600,109	3,740,567
Land Securities Group PLC	272,811	2,929,602
Metric Property Investments PLC	1,267,278	1,733,857
Segro PLC	394,663	1,475,493
Shaftesbury PLC	152,931	1,192,160

		14,845,477

United States - 41.7%

Acadia Realty Trust	54,361	1,151,910
Alexandria Real Estate Equities, Inc.	40,826	2,926,816
American Tower Corp.	105,396	6,595,682
Apartment Investment & Management Co., Class A	77,121	1,915,686
AvalonBay Communities, Inc.	40,080	5,197,174
Boston Properties, Inc.	46,105	4,681,963
Brandywine Realty Trust	70,100	757,781
BRE Properties, Inc.	25,739	1,246,540
DCT Industrial Trust, Inc.	272,400	1,541,784
DDR Corp.	137,691	1,945,574
DiamondRock Hospitality Co.	130,501	1,299,790
Digital Realty Trust, Inc.	41,370	2,999,325
Douglas Emmett, Inc.	65,394	1,377,851
Duke Realty Corp.	209,692	2,910,525
Equity Residential	95,114	5,411,035
Essex Property Trust, Inc.	25,689	3,596,203
Federal Realty Investment Trust	25,338	2,415,978
General Growth Properties, Inc.	158,189	2,573,735
HCP, Inc.	111,486	4,403,697
Health Care REIT, Inc.	42,696	2,324,370
Healthcare Realty Trust, Inc.	65,021	1,343,984
Hersha Hospitality Trust	40,054	201,472
Highwoods Properties, Inc.	43,913	1,405,216

Host Hotels & Resorts, Inc.	334,659	5,280,919
Kilroy Realty Corp.	57,464	2,519,222
Kimco Realty Corp.	94,406	1,735,182
Macerich Co.	57,239	3,090,334
Pebblebrook Hotel Trust	31,503	675,109
Plum Creek Timber Co., Inc.	51,704	2,024,729
ProLogis, Inc.	190,140	6,400,112
Public Storage	28,928	3,878,377
Rayonier, Inc.	29,090	1,295,087
Regency Centers Corp.	22,012	941,893
Retail Opportunity Investments Corp.	84,787	986,073
Simon Property Group, Inc.	74,935	10,152,194
SL Green Realty Corp.	14,334	1,090,101
Sovran Self Storage, Inc.	28,424	1,350,424
Starwood Hotels & Resorts Worldwide, Inc.	16,143	870,108
Sunstone Hotel Investors, Inc.†	72,377	649,945
Taubman Centers, Inc.	14,904	1,029,419
UDR, Inc.	114,622	2,867,842
Ventas, Inc.	112,687	6,301,457
Vornado Realty Trust	34,753	2,840,363
Weyerhaeuser Co.	183,490	3,833,106

		120,036,087

Total Common Stock (cost $259,726,201)		279,419,921

ASSET BACKED SECURITIES - 0.1%
United States - 0.1%
Citigroup Commercial Mtg. Trust VRS Series 2006-C5, Class AMP3 5.50% due 10/15/49*(4) (cost $186,349)	$217,952	205,261

Total Long-Term Investment Securities (cost $259,912,550)		279,625,182

SHORT-TERM INVESTMENT SECURITIES - 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12 (cost $6,940,000)	6,940,000	6,940,000

TOTAL INVESTMENTS - (cost $266,852,550) (5)	99.5%	286,565,182
Other assets less liabilities	0.5	1,375,205

NET ASSETS -	100.0%	$287,940,387

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $1,000,592 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $3,868,419 representing 1.3% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Commercial Mortgage Backed Security
(5)	See Note 5 for cost of investments on a tax basis.

GDR - Global Depository Receipt

VRS - Variable Rate Security

The rates shown on VRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$23,450,695	$—	$0	$23,450,695
Canada	16,994,676	—	—	16,994,676
Hong Kong	32,103,824	—	—	32,103,824
Japan	27,773,650	—	—	27,773,650
United Kingdom	14,845,477	—	—	14,845,477
United States	120,036,087	—	—	120,036,087
Other Countries*	43,420,181	795,331	—	44,215,512
Asset Backed Securities	—	205,261	—	205,261
Short-Term Investment Securities:
Time Deposits	—	6,940,000	—	6,940,000

Total	$278,624,590	$7,940,592	$0	$286,565,182

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—

Balance as of 02/29/2012	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

Industry Allocation†

Real Estate Investment Trusts	69.4%
Real Estate Operations & Development	22.0
Real Estate Management/Services	5.3
Time Deposits	2.4
Hotels/Motels	0.3
Diversified Financial Services	0.1

99.5%

†	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.7%
Australia - 4.1%

AGL Energy, Ltd.	7,555	$113,028
Alumina, Ltd.	37,512	55,115
Amcor, Ltd.	24,859	189,286
AMP, Ltd.	42,158	181,302
Asciano, Ltd.	6,228	33,062
ASX, Ltd.	724	24,055
Australia & New Zealand Banking Group, Ltd.	37,500	882,761
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	49,207	1,905,072
Boral, Ltd.	7,374	34,796
Brambles, Ltd.	23,970	186,116
Caltex Australia, Ltd.	2,237	33,011
Coca-Cola Amatil, Ltd.	14,598	187,868
Cochlear, Ltd.	358	23,470
Commonwealth Bank of Australia	22,032	1,167,943
Computershare, Ltd.	8,455	70,183
CSL, Ltd.	7,359	258,705
Fortescue Metals Group, Ltd.	28,937	172,857
Goodman Group	33,298	24,640
GPT Group	10,789	36,100
Iluka Resources, Ltd.	6,376	114,194
Incitec Pivot, Ltd.	21,309	74,500
Insurance Australia Group, Ltd.	22,893	81,266
Lynas Corp., Ltd.†	12,554	16,425
Macquarie Group, Ltd.	4,982	143,031
Mirvac Group	11,554	14,869
National Australia Bank, Ltd.	30,615	777,159
Orica, Ltd.	5,521	161,051
Origin Energy, Ltd.	21,260	310,312
OZ Minerals, Ltd.	4,059	47,666
QBE Insurance Group, Ltd.	15,613	195,070
QR National, Ltd.	13,975	58,601
Ramsay Health Care, Ltd.	1,969	38,749
Santos, Ltd.	13,005	201,119
Sims Metal Management, Ltd.	3,253	53,726
Sonic Healthcare, Ltd.	5,736	74,065
SP AusNet	44,806	47,812
Stockland	26,024	88,473
Suncorp Group, Ltd.	17,989	157,811
Sydney Airport	8,277	23,257
Telstra Corp., Ltd.	66,717	236,117
Transurban Group	24,159	145,092
Wesfarmers, Ltd.	13,877	433,078
Wesfarmers, Ltd. PPS	5,794	185,605
Westfield Group	41,708	393,175
Westfield Retail Trust	22,525	60,634
Westpac Banking Corp.	42,092	943,459
Woodside Petroleum, Ltd.	9,890	394,987

		11,050,673

Austria - 0.3%

OMV AG	21,703	807,593

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	18,000	105,709
Kerry Properties, Ltd.	9,500	45,196
Li & Fung, Ltd.	86,000	198,252
NWS Holdings, Ltd.	286,000	473,459
Orient Overseas International, Ltd.	3,000	20,635

		843,251

Canada - 6.1%

Agnico-Eagle Mines, Ltd.	4,300	156,320
Agrium, Inc.	2,300	195,678
Alimentation Couche-Tard, Inc., Class B	2,700	83,201
ARC Resources, Ltd.	3,600	92,961
Athabasca Oil Sands Corp.†	2,300	28,545
Bank of Montreal	8,100	475,464
Bank of Nova Scotia	14,200	765,648
Baytex Energy Corp.	1,400	80,962
BCE, Inc.	3,900	159,792
Bonavista Energy Corp.	1,300	30,219
Brookfield Asset Management, Inc., Class A	8,900	278,122
Brookfield Office Properties, Inc.	2,200	38,221
Canadian Imperial Bank of Commerce	4,900	379,788
Canadian National Railway Co.	6,200	477,728
Canadian Natural Resources, Ltd.	16,000	593,946
Canadian Oil Sands, Ltd.	7,000	167,174
Canadian Pacific Railway, Ltd.	1,700	127,382
Canadian Tire Corp., Ltd., Class A	1,100	69,850
Canadian Utilities, Ltd., Class A	2,000	133,286
Cenovus Energy, Inc.	11,500	447,006
Centerra Gold, Inc.	5,700	114,639
Crescent Point Energy Corp.	3,700	175,193
Eldorado Gold Corp.	14,200	216,993
Empire Co., Ltd., Class A	300	17,279
Encana Corp.	11,400	232,275
Enerplus Corp.	2,400	58,069
Fairfax Financial Holdings, Ltd.	200	82,668
First Quantum Minerals, Ltd.	6,400	146,441
Fortis, Inc.	4,200	138,550
Franco-Nevada Corp.	5,100	225,349
George Weston, Ltd.	2,000	129,041
Great-West Lifeco, Inc.	6,400	148,964
IAMGOLD Corp.	9,900	149,683
IGM Financial, Inc.	1,300	60,030
Imperial Oil, Ltd.	8,200	391,913
Inmet Mining Corp.	600	40,738
Intact Financial Corp.	600	36,384
Ivanhoe Mines, Ltd.†	3,700	64,206
Kinross Gold Corp.	23,100	255,642
Loblaw Cos., Ltd.	4,300	150,888
Magna International, Inc.	3,300	157,187
Manulife Financial Corp.	25,500	319,056
MEG Energy Corp.†	1,800	79,171
National Bank of Canada	300	23,371
New Gold, Inc.†	11,800	137,862
Nexen, Inc.	7,700	156,965
Open Text Corp.†	600	36,602
Osisko Mining Corp.†	9,400	119,133
Pacific Rubiales Energy Corp.	3,200	92,916
Pan American Silver Corp.	3,400	85,047
Pengrowth Energy Corp.	2,200	22,435
Penn West Petroleum, Ltd.	7,200	157,251

Potash Corp. of Saskatchewan, Inc.	11,600	539,641
Power Corp. of Canada	6,000	151,599
Power Financial Corp.	5,600	155,585
Research In Motion, Ltd.†	5,500	77,988
RioCan Real Estate Investment Trust	1,200	32,891
Rogers Communications, Inc., Class B	5,200	199,339
Royal Bank of Canada	19,000	1,069,200
Saputo, Inc.	2,000	82,955
Shaw Communications, Inc., Class B	6,800	139,581
Shoppers Drug Mart Corp.	4,400	186,904
Silver Wheaton Corp.	8,200	313,928
Sino-Forest Corp.†(1)(2)	2,600	443
Sun Life Financial, Inc.	8,100	178,053
Suncor Energy, Inc.	23,600	849,595
Talisman Energy, Inc.	14,300	196,554
Teck Resources, Ltd., Class B	8,900	356,378
TELUS Corp.	2,000	116,570
Thomson Reuters Corp.(NYSE)#	24,198	701,258
Thomson Reuters Corp.(TSX)	7,500	217,621
Tim Hortons, Inc.	2,800	151,284
Toronto-Dominion Bank	11,700	955,795
Tourmaline Oil Corp.†	800	20,795
TransAlta Corp.	5,000	105,564
Valeant Pharmaceuticals International, Inc.†	3,400	180,300
Vermilion Energy, Inc.	1,000	49,169
Viterra, Inc.	1,400	15,140
Yamana Gold, Inc.	22,800	395,881

		16,443,245

Cayman Islands - 0.0%

ASM Pacific Technology, Ltd.	4,700	66,232
Lifestyle International Holdings, Ltd.	14,000	38,627

		104,859

Curacao - 0.9%

Schlumberger, Ltd.	32,398	2,514,409

Finland - 0.2%

Kesko Oyj, Class B	2,995	100,674
Neste Oil Oyj	28,760	354,240
Nokian Renkaat Oyj	1,469	65,192

		520,106

France - 3.8%

Aeroports de Paris	4,085	322,737
Arkema SA	601	55,073
AXA SA	59,311	956,537
BNP Paribas SA	24,623	1,201,819
Casino Guichard Perrachon SA	4,340	422,793
Credit Agricole SA	80,629	516,377
Danone	16,040	1,085,173
Eutelsat Communications SA	17,646	658,038
France Telecom SA	61,135	933,011
L’Oreal SA	8,541	974,171
Lafarge SA	957	44,511
Legrand SA	20,305	737,176
PPR	1,675	284,752
Renault SA	2,496	132,152
Sanofi	21,022	1,554,702
Vivendi SA	18,239	391,713

		10,270,735

Germany - 3.2%

Allianz SE	10,579	1,283,013
Axel Springer AG	2,815	134,284
Bayerische Motoren Werke AG	10,965	1,014,280
Beiersdorf AG	4,142	259,419
Brenntag AG	6,570	765,906
Deutsche Telekom AG	83,072	969,529
Fresenius SE & Co. KGaA	7,768	803,106
Infineon Technologies AG	27,197	275,056
Lanxess AG	4,313	322,362
Linde AG	6,094	1,013,255
Merck KGaA	5,344	552,568
Muenchener Rueckversicherungs AG	6,716	979,328
Suedzucker AG	12,112	350,895

		8,723,001

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA†	26,548	498,715

Hong Kong - 1.1%

BOC Hong Kong Holdings, Ltd.	49,500	138,808
Cathay Pacific Airways, Ltd.	25,000	49,702
Cheung Kong Holdings, Ltd.	23,000	335,680
Hang Lung Group, Ltd.	13,000	87,575
Hang Lung Properties, Ltd.	40,000	151,621
Hang Seng Bank, Ltd.	10,000	140,146
Henderson Land Development Co., Ltd.	18,000	113,135
Hong Kong & China Gas Co., Ltd.	99,000	253,237
Hong Kong Exchanges and Clearing, Ltd.	15,900	296,016
Hysan Development Co., Ltd.	4,000	17,405
Link REIT	40,000	149,816
MTR Corp.	40,500	143,073
New World Development Co., Ltd.	57,000	78,928
Power Assets Holdings, Ltd.	28,500	212,752
Sino Land Co., Ltd.	46,200	82,558
Sun Hung Kai Properties, Ltd.	24,000	370,078
Swire Pacific, Ltd., Class A	13,500	153,255
Wharf Holdings, Ltd.	26,000	162,915
Wheelock & Co., Ltd.	13,000	44,751

		2,981,451

Ireland - 0.9%

Accenture PLC, Class A	26,839	1,597,994
Cooper Industries PLC	1,961	120,052
CRH PLC	5,357	114,480
Warner Chilcott PLC, Class A†	39,646	663,278

		2,495,804

Israel - 0.3%

Delek Group, Ltd.	1,450	262,120
NICE Systems, Ltd.†	800	27,252

Teva Pharmaceutical Industries, Ltd.	12,600	564,517

		853,889

Italy - 1.5%

Assicurazioni Generali SpA	37,600	605,642
Atlantia SpA	37,347	625,450
Enel Green Power SpA	53,858	106,054
Saipem SpA	14,795	748,441
Snam SpA	162,309	785,831
Telecom Italia SpA	479,785	552,923
Telecom Italia SpA RSP	419,969	397,542
UniCredit SpA	29,254	152,237

		3,974,120

Japan - 10.2%

Aeon Co., Ltd.	16,500	209,472
Air Water, Inc.	2,000	26,006
Aisin Seiki Co., Ltd.	5,100	179,557
Ajinomoto Co., Inc.	13,000	153,205
All Nippon Airways Co., Ltd.	12,000	36,757
Amada Co., Ltd.	11,000	77,267
Asahi Glass Co., Ltd.	29,000	260,426
Asics Corp.	2,000	23,570
Astellas Pharma, Inc.	7,000	287,612
Benesse Holdings, Inc.	1,900	87,182
Casio Computer Co., Ltd.	3,900	26,819
Central Japan Railway Co.	35	287,182
Chugai Pharmaceutical Co., Ltd.	3,700	60,536
Citizen Holdings Co., Ltd.	7,800	48,168
Coca-Cola West Co., Ltd.	1,800	30,602
Cosmo Oil Co., Ltd.	24,000	69,972
Credit Saison Co., Ltd.	1,600	31,925
Dai Nippon Printing Co., Ltd.	12,000	123,558
Dai-ichi Life Insurance Co., Ltd.	127	166,854
Daido Steel Co., Ltd.	8,000	52,749
Daihatsu Motor Co., Ltd.	7,000	134,162
Daiichi Sankyo Co., Ltd.	10,200	187,337
Daito Trust Construction Co., Ltd.	800	70,464
Daiwa House Industry Co., Ltd.	5,000	64,522
Daiwa Securities Group, Inc.	23,000	95,350
Dena Co., Ltd.	1,450	47,180
Denki Kagaku Kogyo KK	6,000	24,062
Denso Corp.	10,700	353,683
Dentsu, Inc.	3,000	93,185
East Japan Railway Co.	6,200	397,367
Eisai Co., Ltd.	4,000	161,889
FANUC Corp.	3,400	616,091
Fast Retailing Co., Ltd.	900	186,333
Fuji Electric Co., Ltd.	26,000	67,487
FUJIFILM Holdings Corp.	10,800	273,288
Furukawa Electric Co., Ltd.	14,000	40,817
Gree, Inc.	1,300	40,652
GS Yuasa Corp.	13,000	70,045
Hamamatsu Photonics KK	2,000	71,251
Hino Motors, Ltd.	10,000	71,103
Hirose Electric Co., Ltd.	900	92,447
Hitachi Chemical Co., Ltd.	900	16,618
Hitachi Construction Machinery Co., Ltd.	4,800	100,322
Hitachi High-Technologies Corp.	2,200	50,338
Hitachi Metals, Ltd.	5,000	62,492
Honda Motor Co., Ltd.	27,600	1,050,830
Ibiden Co., Ltd.	3,000	72,223
Idemitsu Kosan Co., Ltd.	1,000	103,088
Inpex Corp.	36	255,530
Isetan Mitsukoshi Holdings, Ltd.	6,000	67,536
Isuzu Motors, Ltd.	30,000	169,024
J. Front Retailing Co., Ltd.	4,000	20,175
Japan Real Estate Investment Corp.	2	17,665
JGC Corp.	6,000	173,674
JS Group Corp.	8,500	177,759
JSR Corp.	2,300	48,297
JTEKT Corp.	6,700	75,662
Jupiter Telecommunications Co., Ltd.	58	56,509
Kao Corp.	10,100	258,308
KDDI Corp.	42	266,601
Keikyu Corp.	4,000	35,626
Keio Corp.	4,000	28,737
Keyence Corp.	900	236,044
Kikkoman Corp.	2,000	22,045
Kinden Corp.	13,000	102,829
Kintetsu Corp.	23,000	87,711
Koito Manufacturing Co., Ltd.	2,000	34,272
Konica Minolta Holdings, Inc.	74,500	628,700
Kubota Corp.	28,000	275,557
Kuraray Co., Ltd.	5,000	72,088
Kurita Water Industries, Ltd.	3,900	100,223
Kyocera Corp.	3,200	283,036
Kyowa Hakko Kirin Co., Ltd.	2,000	21,356
Mabuchi Motor Co., Ltd.	1,300	60,450
Makita Corp.	3,100	128,897
Marui Group Co., Ltd.	2,400	19,545
Maruichi Steel Tube, Ltd.	1,400	31,207
Mazda Motor Corp.†	39,000	64,288
McDonald’s Holdings Co. Japan, Ltd.	2,200	57,348
Medipal Holdings Corp.	2,000	24,037
MEIJI Holdings Co., Ltd.	1,200	50,855
Miraca Holdings, Inc.	600	22,918
Mitsubishi Chemical Holdings Corp.	26,000	149,686
Mitsubishi Estate Co., Ltd.	18,000	325,501
Mitsubishi Gas Chemical Co., Inc.	5,000	31,738
Mitsubishi Materials Corp.	40,000	128,921
Mitsubishi Motors Corp.†	125,000	149,157
Mitsubishi Tanabe Pharma Corp.	3,600	49,157
Mitsubishi UFJ Financial Group, Inc.	194,200	1,003,371
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,170	49,943
Mitsui Chemicals, Inc.	15,000	51,298
Mitsui Fudosan Co., Ltd.	12,000	227,629
Mitsui O.S.K. Lines, Ltd.	15,000	68,274
Mizuho Financial Group, Inc.	363,900	608,813
MS&AD Insurance Group Holdings	8,900	190,832
Murata Manufacturing Co., Ltd.	3,900	232,446

Namco Bandai Holdings, Inc.	3,200	44,680
NGK Insulators, Ltd.	8,000	109,927
NGK Spark Plug Co., Ltd.	4,000	53,930
NHK Spring Co., Ltd.	3,000	30,926
Nidec Corp.	2,800	264,534
Nikon Corp.	5,800	157,040
Nippon Building Fund, Inc.	4	38,332
Nippon Electric Glass Co., Ltd.	10,000	93,492
Nippon Express Co., Ltd.	8,000	31,394
Nippon Meat Packers, Inc.	3,000	38,566
Nippon Sheet Glass Co., Ltd.	35,000	58,556
Nippon Telegraph & Telephone Corp.	8,800	415,156
Nippon Yusen KK	28,000	83,356
Nissan Motor Co., Ltd.	56,300	576,228
Nisshin Seifun Group, Inc.	3,000	35,872
Nisshin Steel Co., Ltd.	10,000	17,222
Nissin Foods Holdings Co., Ltd.	1,600	60,032
Nitori Holdings Co., Ltd.	750	63,384
Nitto Denko Corp.	2,400	98,610
NKSJ Holdings, Inc.	3,850	90,271
NOK Corp.	2,400	47,947
Nomura Holdings, Inc.	61,300	282,784
Nomura Research Institute, Ltd.	2,800	66,581
NSK, Ltd.	15,000	118,465
NTN Corp.	17,000	74,031
NTT Data Corp.	31	104,452
NTT DoCoMo, Inc.	236	402,962
Obayashi Corp.	33,000	148,985
Odakyu Electric Railway Co., Ltd.	9,000	85,915
Olympus Corp.	1,700	28,420
Omron Corp.	6,000	132,858
Ono Pharmaceutical Co., Ltd.	1,000	54,619
Oracle Corp.	1,200	43,238
Oriental Land Co., Ltd.	1,700	176,086
ORIX Corp.	1,830	176,269
Osaka Gas Co., Ltd.	44,000	168,877
Otsuka Corp.	300	22,217
Otsuka Holdings Co., Ltd.	5,000	140,423
Panasonic Corp.	38,800	362,273
Rakuten, Inc.	123	122,259
Resona Holdings, Inc.	28,400	135,904
Rinnai Corp.	600	43,548
Rohm Co., Ltd.	2,200	110,690
Secom Co., Ltd.	4,100	194,433
Sekisui Chemical Co., Ltd.	8,000	68,692
Sekisui House, Ltd.	12,000	113,667
Sharp Corp.	19,000	133,694
Shimamura Co., Ltd.	400	43,745
Shimano, Inc.	1,300	75,323
Shimizu Corp.	31,000	125,464
Shin-Etsu Chemical Co., Ltd.	6,600	353,586
Shionogi & Co., Ltd.	4,200	58,125
Shiseido Co., Ltd.	7,300	126,711
Shizuoka Bank, Ltd.	2,000	20,322
Showa Denko KK	26,000	58,851
Showa Shell Sekiyu KK	6,900	46,515
SMC Corp.	1,300	221,651
Softbank Corp.	12,100	360,365
Sony Financial Holdings, Inc.	1,900	34,756
Square Enix Holdings Co., Ltd.	700	13,657
Stanley Electric Co., Ltd.	2,800	47,430
Sumitomo Chemical Co., Ltd.	33,000	142,896
Sumitomo Electric Industries, Ltd.	23,200	301,666
Sumitomo Metal Industries, Ltd.	91,000	189,187
Sumitomo Metal Mining Co., Ltd.	14,000	207,529
Sumitomo Mitsui Financial Group, Inc.	21,400	725,794
Sumitomo Mitsui Trust Holdings, Inc.	35,000	121,417
Sumitomo Realty & Development Co., Ltd.	5,000	116,619
Sumitomo Rubber Industries, Ltd.	4,500	56,631
Suzuken Co., Ltd.	600	17,677
Sysmex Corp.	900	32,373
T&D Holdings, Inc.	7,200	84,055
Taisei Corp.	48,000	126,953
Taisho Pharmaceutical Holdings Co., Ltd.†	400	32,033
Taiyo Nippon Sanso Corp.	6,000	39,636
Takashimaya Co., Ltd.	2,000	15,328
Takeda Pharmaceutical Co., Ltd.	12,600	568,852
TDK Corp.	3,000	156,477
Teijin, Ltd.	15,000	50,191
Terumo Corp.	3,000	144,483
THK Co., Ltd.	3,300	69,865
Tobu Railway Co., Ltd.	13,000	67,647
Toho Gas Co., Ltd.	7,000	40,817
Tokio Marine Holdings, Inc.	12,800	353,500
Tokyo Electron, Ltd.	3,000	166,441
Tokyo Gas Co., Ltd.	55,000	251,015
Tokyu Corp.	20,000	96,199
TonenGeneral Sekiyu KK	11,000	101,759
Toppan Printing Co., Ltd.	13,000	102,190
Toray Industries, Inc.	26,000	184,869
Tosoh Corp.	5,000	14,700
TOTO, Ltd.	17,000	128,614
Toyo Seikan Kaisha, Ltd.	1,000	14,651
Toyo Suisan Kaisha, Ltd.	1,000	25,673
Toyoda Gosei Co., Ltd.	1,300	24,356
Toyota Industries Corp.	5,800	180,800
Trend Micro, Inc.	1,600	46,726
Ube Industries, Ltd.	15,000	43,363
Unicharm Corp.	2,800	144,839
Ushio, Inc.	4,800	71,153
USS Co., Ltd.	290	28,397
West Japan Railway Co.	3,400	138,652
Yahoo Japan Corp.	311	98,323
Yakult Honsha Co., Ltd.	1,900	58,713
Yamada Denki Co., Ltd.	1,430	92,706
Yamaha Motor Co., Ltd.	8,400	120,487
Yamato Holdings Co., Ltd.	5,800	91,470
Yamato Kogyo Co., Ltd.	1,000	31,468
Yamazaki Baking Co., Ltd.	3,000	40,374
Yaskawa Electric Corp.	6,000	57,572

		27,620,754

Jersey - 0.4%

Glencore International PLC	54,007	371,173
Petrofac, Ltd.	32,239	816,009

		1,187,182

Luxembourg - 0.3%

Millicom International Cellular SA SDR	7,685	861,206

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	149,000	86,971

Netherlands - 0.8%

ASML Holding NV	17,739	815,361
ING Groep NV CVA†	110,951	984,186
Koninklijke KPN NV	24,723	267,954

		2,067,501

New Zealand - 0.1%

Contact Energy, Ltd.†	14,357	57,864
Fletcher Building, Ltd.	19,574	106,821
Telecom Corp. of New Zealand, Ltd.	17,306	30,904

		195,589

Norway - 0.4%

Statoil ASA	36,239	1,037,364

Portugal - 0.2%

Galp Energia SGPS SA, Class B	26,212	457,132

Singapore - 0.8%

Ascendas Real Estate Investment Trust	20,000	32,943
CapitaLand, Ltd.	49,000	120,673
CapitaMall Trust	33,000	47,495
City Developments, Ltd.	7,000	62,296
DBS Group Holdings, Ltd.	29,000	329,269
Global Logistic Properties, Ltd.†	30,000	52,293
Jardine Cycle & Carriage, Ltd.	3,000	114,636
Oversea-Chinese Banking Corp., Ltd.	42,000	301,571
Singapore Airlines, Ltd.	11,000	96,926
Singapore Exchange, Ltd.	10,000	57,650
Singapore Press Holdings, Ltd.	35,000	106,065
Singapore Telecommunications, Ltd.	135,000	342,182
United Overseas Bank, Ltd.	20,000	288,650
Wilmar International, Ltd.	53,000	216,551
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	122,880

		2,292,080

Spain - 1.9%

Abertis Infraestructuras SA	39,303	671,560
ACS Actividades de Construccion y Servicios SA	22,451	668,072
Banco Popular Espanol SA	36,923	151,562
Banco Santander SA	167,371	1,388,548
Bankia SA†	60,919	246,409
Enagas SA	5,684	116,583
Ferrovial SA	56,348	713,188
Inditex SA	5,158	476,299
Repsol YPF SA	33,625	876,708

		5,308,929

Sweden - 1.1%

Assa Abloy AB, Class B	28,327	860,496
Atlas Copco AB, Class A	35,429	924,170
Atlas Copco AB, Class B	36,191	839,031
Getinge AB, Class B	7,207	205,967
Lundin Petroleum AB†	8,263	192,813

		3,022,477

Switzerland - 2.9%

ACE, Ltd.	19,263	1,381,350
Actelion, Ltd.†	9,720	366,474
Aryzta AG†	14,437	716,504
Geberit AG†	1,172	251,578
Lindt & Spruengli AG	20	727,534
Lindt & Spruengli AG (Participation Certificate)	233	714,684
Lonza Group AG†	2,499	129,853
Novartis AG	11,849	645,559
Roche Holding AG	6,798	1,183,470
Sonova Holding AG†	5,365	598,944
UBS AG†	86,173	1,204,917

		7,920,867

United Kingdom - 8.7%

Aggreko PLC	22,970	808,696
Anglo American PLC	28,860	1,216,475
Antofagasta PLC	23,179	490,444
Associated British Foods PLC	41,639	793,597
AstraZeneca PLC	27,823	1,242,701
Aviva PLC	146,119	856,153
Balfour Beatty PLC	123,352	545,353
BG Group PLC	63,088	1,523,065
BHP Billiton PLC	41,837	1,356,129
British Sky Broadcasting Group PLC	74,184	790,730
BT Group PLC	258,278	883,423
Burberry Group PLC	35,274	792,378
Carnival PLC	7,330	215,501
Eurasian Natural Resources Corp. PLC	6,573	73,251
GlaxoSmithKline PLC	83,451	1,841,412
HSBC Holdings PLC	133,037	1,175,284
International Power PLC	139,656	768,516
ITV PLC	262,203	358,531
Kingfisher PLC	183,559	829,932
Legal & General Group PLC	59,554	114,451
Marks & Spencer Group PLC	51,837	299,357
Pearson PLC	30,913	589,662
Reckitt Benckiser Group PLC	18,850	1,043,599
Rexam PLC	122,187	806,902
Royal Bank of Scotland Group PLC†	1,228,733	545,778
SSE PLC	41,305	847,686
Tate & Lyle PLC	68,058	755,207
Tullow Oil PLC	38,339	899,654

Xstrata PLC	57,814	1,103,716

		23,567,583

United States - 46.0%

Aetna, Inc.#	9,649	451,187
Aflac, Inc.	16,788	793,233
Allergan, Inc.	18,653	1,671,122
Amazon.com, Inc.†#	3,736	671,322
Amgen, Inc.	28,896	1,963,483
Annaly Capital Management, Inc.#	3,331	55,361
Apache Corp.	17,626	1,902,374
Apple, Inc.†	12,841	6,965,472
Applied Materials, Inc.	13,294	162,719
Automatic Data Processing, Inc.	7,084	384,803
Ball Corp.#	10,767	431,541
Bank of New York Mellon Corp.#	58,117	1,284,967
Bed Bath & Beyond, Inc.†	9,799	585,392
Biogen Idec, Inc.†	2,748	320,060
BlackRock, Inc.	5,784	1,151,016
BorgWarner, Inc.†#	1,526	126,414
Boston Properties, Inc.	905	91,903
Bristol-Myers Squibb Co.#	62,375	2,006,604
Campbell Soup Co.#	41,167	1,371,684
Cardinal Health, Inc.	32,441	1,347,924
Celgene Corp.†	233	17,085
CenterPoint Energy, Inc.	1,801	35,101
Citigroup, Inc.	43,704	1,456,217
Clorox Co.	21,603	1,460,579
CME Group, Inc.	377	109,138
Coach, Inc.#	6,347	475,009
Cognizant Technology Solutions Corp., Class A†	806	57,186
Colgate-Palmolive Co.	20,707	1,929,478
Comcast Corp., Class A	82,872	2,434,779
Costco Wholesale Corp.	16,838	1,449,078
Crown Castle International Corp.†#	1,605	83,155
CSX Corp.	76,039	1,597,579
Cummins, Inc.	13,959	1,683,037
CVS Caremark Corp.	46,155	2,081,590
Dell, Inc.†#	8,919	154,299
Devon Energy Corp.	25,151	1,843,820
DIRECTV, Class A†	8,386	388,440
Dr Pepper Snapple Group, Inc.	2,825	107,491
Eaton Corp.	21,500	1,122,085
El Paso Corp.	7,519	209,103
EMC Corp.†#	73,800	2,043,522
Endo Pharmaceuticals Holdings, Inc.†	7,605	281,917
EOG Resources, Inc.	4,631	527,286
Equity Residential#	27,090	1,541,150
Estee Lauder Cos., Inc., Class A	10,340	605,304
FedEx Corp.	6,609	594,744
Fluor Corp.	2,017	121,988
Forest Laboratories, Inc.†	47,833	1,555,529
Frontier Communications Corp.#	30,229	138,751
General Mills, Inc.	16,453	630,314
Google, Inc., Class A†	5,014	3,099,905
H.J. Heinz Co.#	16,950	893,435
Halliburton Co.	10,808	395,465
Hershey Co.#	23,906	1,451,094
Hess Corp.	13,293	862,982
Hewlett-Packard Co.	21,250	537,838
Hospira, Inc.†#	2,101	74,838
Humana, Inc.	130	11,323
Intel Corp.#	106,639	2,866,456
Intuitive Surgical, Inc.†	185	94,650
Iron Mountain, Inc.#	6,611	205,272
JPMorgan Chase & Co.	76,779	3,012,808
Kellogg Co.#	30,929	1,619,133
Kohl’s Corp.#	10,322	512,797
Marsh & McLennan Cos., Inc.	19,016	593,299
Mastercard, Inc., Class A	3,578	1,502,760
Mattel, Inc.#	14,866	482,253
McGraw-Hill Cos., Inc.	6,165	286,919
McKesson Corp.	18,619	1,554,873
MetLife, Inc.#	43,478	1,676,077
Microsoft Corp.	126,759	4,023,331
Morgan Stanley	9,216	170,865
Mosaic Co.	7,527	434,684
Motorola Solutions, Inc.	1,617	80,527
Murphy Oil Corp.	8,251	527,569
Mylan, Inc.†	23,120	541,933
National Oilwell Varco, Inc.#	21,134	1,744,189
News Corp., Class A	90,832	1,804,832
NIKE, Inc., Class B	431	46,514
Noble Energy, Inc.	5,722	558,753
Norfolk Southern Corp.	23,201	1,598,549
NSTAR	2,519	118,141
NYSE Euronext	2,693	80,171
O’Reilly Automotive, Inc.†	136	11,764
Omnicom Group, Inc.#	5,574	275,579
ONEOK, Inc.	18,477	1,526,939
Oracle Corp.	92,257	2,700,362
Parker Hannifin Corp.#	14,111	1,267,309
PepsiCo, Inc.	37,018	2,329,913
Perrigo Co.#	6,998	721,214
Pitney Bowes, Inc.#	24,963	452,579
PPG Industries, Inc.#	15,561	1,419,941
Praxair, Inc.	16,330	1,779,970
priceline.com, Inc.†	823	516,037
Progressive Corp.#	54,969	1,177,436
Prudential Financial, Inc.	18,160	1,110,666
QUALCOMM, Inc.	40,997	2,549,193
Ralph Lauren Corp.	1,079	187,455
Republic Services, Inc.#	38,782	1,156,867
Roper Industries, Inc.	1,340	122,637
Sherwin-Williams Co.#	7,817	806,324
SLM Corp.	747	11,773
Southern Copper Corp.#	7,537	242,390
Spectra Energy Corp.#	18,442	578,710
Sprint Nextel Corp.†	51,267	126,629
St. Jude Medical, Inc.	15,384	647,974
Stanley Black & Decker, Inc.	220	16,896
Staples, Inc.	12,822	187,971
Starbucks Corp.	22,300	1,082,888
Time Warner, Inc.	45,372	1,688,292
Travelers Cos., Inc.	18,917	1,096,618
UnitedHealth Group, Inc.#	38,626	2,153,399

US Bancorp#	56,758	1,668,685
Viacom, Inc., Class B	26,992	1,285,359
Visa, Inc., Class A	18,541	2,157,616
Walt Disney Co.	54,185	2,275,228
Watson Pharmaceuticals, Inc.†	1,236	72,084
WellPoint, Inc.#	13,745	902,084
Wells Fargo & Co.	93,297	2,919,263
Whole Foods Market, Inc.	1,337	107,949
Williams Cos., Inc.	55,024	1,644,117
Xerox Corp.	2,598	21,382

		124,937,062

Total Common Stock
(cost $249,512,578)		262,644,548

PREFERRED STOCK - 0.3%
Germany - 0.3%

Bayerische Motoren Werke AG
(cost $506,489)	12,189	722,815

Total Long-Term Investment Securities
(cost $250,019,067)		263,367,363

SHORT-TERM INVESTMENT SECURITIES - 6.1%
Registered Investment Companies - 3.3%

Navigator Securities Lending Prime Portfolio(3)(4)	8,827,207	8,827,207

Time Deposits - 2.5%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/12	$6,799,000	6,799,000

U.S. Government Treasuries - 0.3%

United States Treasury Bills
0.00% due 03/15/12@	900,000	900,000

Total Short-Term Investment Securities
(cost $16,526,207)		16,526,207

TOTAL INVESTMENTS -
(cost $266,545,274) (5)	103.1%	279,893,570
Liabilities in excess of other assets	(3.1)	(8,335,774)

NET ASSETS -	100.0%	$271,557,796

†	Non-income producing security.
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At February 29, 2012, the Fund had loaned securities with a total value of $8,719,135. This was secured by collateral of $8,827,207, which was received in cash and subsequently invested in short-term investments currently valued at $8,827,207 as reported in the portfolio of investments. The remaining collateral of $101,680 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/2017
Federal Home Loan Mortgage Corp.	0.29% to 5.40%	01/10/13 to 06/15/40
Federal National Mortgage Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41
United States Treasury Bill	zero coupon	06/28/12
United States Treasury Notes/Bonds	0.38% to 1.88%	04/30/12 to 07/15/19

(5)	See Note 5 for cost of investments on a tax basis.

CVA - Certification Van Aandelen (Dutch Cert.)

NYSE - New York Stock Exchange

PPS - Price Protected Shares

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

TSX - Toronto Stock Exchange

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Unrealized Appreciation (Depreciation)
117	Long	S&P 500 E-Mini Index	March 2012	$7,724,029	$7,981,740	$257,711

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	$00,000,000	$00,000,000	$00,000,000	$00,000,000
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$16,442,802	$—	$443	$16,443,245
Japan	27,620,754	—	—	27,620,754
United Kingdom	23,567,583	—	—	23,567,583
United States	124,937,062	—	—	124,937,062
Other Countries*	70,075,904	—	0	70,075,904
Preferred Stock	722,815	—	—	722,815
Short Term Investment Securities:
Registered Investment Companies	—	8,827,207	—	8,827,207
Time Deposits	—	6,799,000	—	6,799,000
U.S. Government Treasuries	—	900,000	—	900,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	257,711	—	—	257,711

Total	$263,624,631	$16,526,207	$443	$280,151,281

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock

Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	443
Transfers out of Level 3(2)	—

Balance as of 02/29/2012	$443

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*

Medical-Drugs	5.4%
Banks-Commercial	4.5
Diversified Banking Institutions	3.8
Oil Companies-Exploration & Production	3.4
Registered Investment Companies	3.3
Multimedia	3.2
Oil Companies-Integrated	3.0
Computers	2.9
Time Deposits	2.5
Food-Misc.	2.4
Diversified Minerals	2.3
Insurance-Multi-line	2.2
Insurance-Life/Health	2.2
Telephone-Integrated	2.0
Transport-Rail	1.9
Banks-Super Regional	1.7
Oil-Field Services	1.7
Cosmetics & Toiletries	1.7
Auto-Cars/Light Trucks	1.7
Commercial Services-Finance	1.5
Applications Software	1.5
Pipelines	1.5
Cable/Satellite TV	1.4
Medical-HMO	1.3
Electronic Components-Semiconductors	1.3
Beverages-Non-alcoholic	1.2
Insurance-Property/Casualty	1.1
Web Portals/ISP	1.1
Medical-Wholesale Drug Distribution	1.1
Food-Confectionery	1.1
Industrial Gases	1.1
Enterprise Software/Service	1.0
Chemicals-Diversified	0.9
Electric-Integrated	0.9
Medical-Biomedical/Gene	0.9
Semiconductor Components-Integrated Circuits	0.9
Diversified Manufacturing Operations	0.9
Retail-Drug Store	0.9
Computers-Memory Devices	0.9
Real Estate Investment Trusts	0.8
Building & Construction-Misc.	0.8
Real Estate Operations & Development	0.7
Medical-Generic Drugs	0.7
Gold Mining	0.7
Auto/Truck Parts & Equipment-Original	0.7
Cellular Telecom	0.7
Machinery-Construction & Mining	0.6
Oil Field Machinery & Equipment	0.6
Computer Services	0.6
Engines-Internal Combustion	0.6
Medical Products	0.6
Apparel Manufacturers	0.6
Retail-Discount	0.5
Consumer Products-Misc.	0.5
Public Thoroughfares	0.5
Retail-Restaurants	0.5
Banks-Fiduciary	0.5
Containers-Metal/Glass	0.5
Agricultural Chemicals	0.5
Semiconductor Equipment	0.5
Investment Management/Advisor Services	0.4
Non-Hazardous Waste Disposal	0.4
Metal Processors & Fabrication	0.4
Sugar	0.4
Electric Products-Misc.	0.4
Photo Equipment & Supplies	0.4
Soap & Cleaning Preparation	0.4
Commercial Services	0.4
Insurance-Reinsurance	0.4
Metal-Copper	0.4
Chemicals-Specialty	0.4
Retail-Misc./Diversified	0.4
Food-Retail	0.4
Diversified Operations	0.4
Building & Construction Products-Misc.	0.4
Telecom Services	0.3
Gas-Distribution	0.3
Medical Instruments	0.3
U.S. Government Treasuries	0.3
Retail-Building Products	0.3
Coatings/Paint	0.3
Electronic Components-Misc.	0.3
Gas-Transportation	0.3
Food-Baking	0.3
Retail-Apparel/Shoe	0.3
E-Commerce/Services	0.3
E-Commerce/Products	0.3
Therapeutics	0.3
Retail-Major Department Stores	0.2
Building-Heavy Construction	0.2
Satellite Telecom	0.2
Transport-Services	0.2
Industrial Automated/Robotic	0.2
Insurance Brokers	0.2
Retail-Bedding	0.2
Toys	0.2
Finance-Investment Banker/Broker	0.2
Retail-Regional Department Stores	0.2
Audio/Video Products	0.2
Office Automation & Equipment	0.2
Engineering/R&D Services	0.2
Distribution/Wholesale	0.2
Oil Refining & Marketing	0.1
Finance-Other Services	0.1
Metal-Diversified	0.1
Silver Mining	0.1
Investment Companies	0.1
Television	0.1
Airport Development/Maintenance	0.1
Real Estate Management/Services	0.1
Building Products-Doors & Windows	0.1
Agricultural Operations	0.1
Machinery-Electrical	0.1
Publishing-Books	0.1
Advertising Agencies	0.1
Machinery-Farming	0.1
Building-Residential/Commercial	0.1
Steel-Producers	0.1
Electronic Measurement Instruments	0.1
Textile-Products	0.1
Finance-Leasing Companies	0.1
Printing-Commercial	0.1
Cruise Lines	0.1
Machinery-General Industrial	0.1
Security Services	0.1
Containers-Paper/Plastic	0.1
Retail-Office Supplies	0.1
Diversified Operations/Commercial Services	0.1
Resorts/Theme Parks	0.1
Metal-Iron	0.1
Mining	0.1
Tools-Hand Held	0.1
Non-Ferrous Metals	0.1
Computers-Integrated Systems	0.1
Shipbuilding	0.1
Recreational Vehicles	0.1

103.1%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCK - 56.4%
Austria - 0.3%

Telekom Austria AG	112,010	$1,303,830

Bermuda - 0.6%

PartnerRe, Ltd.#	45,070	2,859,241

Canada - 0.6%

Talisman Energy, Inc.	200,900	2,761,372

China - 0.7%

China Telecom Corp., Ltd.	5,854,000	3,562,425

France - 4.1%

Alstom SA	31,650	1,363,690
AXA SA	172,825	2,787,232
Cie Generale des Etablissements Michelin, Class B	24,680	1,701,928
Credit Agricole SA	208,260	1,333,773
France Telecom SA ADR	158,022	2,420,897
Ipsen SA	4,450	119,731
Sanofi	53,162	3,931,646
Thales SA	36,230	1,307,854
Total SA#	68,920	3,855,609
Vivendi SA	61,294	1,316,391

		20,138,751

Germany - 3.2%

Deutsche Post AG	101,587	1,784,515
E.ON AG	65,557	1,507,952
Merck KGaA	32,690	3,380,138
Muenchener Rueckversicherungs AG	22,490	3,279,496
SAP AG ADR#	38,930	2,632,057
Siemens AG ADR	33,160	3,306,384

		15,890,542

Hong Kong - 0.6%

Cheung Kong Holdings, Ltd.	99,324	1,449,611
Citic Pacific, Ltd.	866,700	1,629,211

		3,078,822

Ireland - 0.4%

CRH PLC	98,541	2,105,829

Italy - 1.7%

ENI SpA	149,008	3,436,438
Intesa Sanpaolo SpA	532,344	1,036,202
UniCredit SpA	777,438	4,045,758

		8,518,398

Japan - 4.0%

ITOCHU Corp.	336,600	3,830,176
Konica Minolta Holdings, Inc.#	224,000	1,890,318
Nintendo Co., Ltd.	8,824	1,302,596
Nissan Motor Co., Ltd.	265,800	2,720,453
NKSJ Holdings, Inc.#	115,999	2,719,819
Toyota Motor Corp. ADR	45,350	3,750,898
Trend Micro, Inc.#	116,000	3,387,674

		19,601,934

Jersey - 0.4%

Wolseley PLC	47,833	1,853,736

Netherlands - 2.1%

Akzo Nobel NV	61,220	3,472,561
ING Groep NV CVA†	298,461	2,647,483
Koninklijke Philips Electronics NV	114,886	2,411,500
Reed Elsevier NV	160,793	1,984,361

		10,515,905

Norway - 1.7%

Statoil ASA	149,670	4,284,395
Telenor ASA	219,132	4,049,869

		8,334,264

Russia - 0.3%

Gazprom OAO ADR	98,600	1,301,520

Singapore - 1.8%

DBS Group Holdings, Ltd.	387,095	4,395,114
Singapore Telecommunications, Ltd.	1,667,000	4,225,315
Singapore Telecommunications, Ltd.-10	51,000	128,861

		8,749,290

South Korea - 1.8%

KB Financial Group, Inc. ADR	44,720	1,647,932
POSCO ADR	15,690	1,451,325
Samsung Electronics Co., Ltd.	5,229	5,636,929

		8,736,186

Spain - 0.6%

Telefonica SA ADR	175,719	3,003,038

Switzerland - 3.0%

ACE, Ltd.	41,767	2,995,112
Credit Suisse Group AG†	70,660	1,898,690
Lonza Group AG†	15,820	822,038
Novartis AG	28,780	1,567,996
Roche Holding AG	24,920	4,338,344
Swiss Re AG†	54,430	3,230,785

		14,852,965

Taiwan - 0.7%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,211,914	3,343,524

Thailand - 0.4%

Bangkok Bank PCL	331,400	2,124,289

Turkey - 0.2%

Turkcell Iletisim Hizmet AS ADR†	67,260	914,736

United Kingdom - 7.4%

Aviva PLC	549,820	3,221,552
BAE Systems PLC	423,809	2,108,341
BP PLC	359,125	2,813,239
G4S PLC	587,403	2,702,572
GlaxoSmithKline PLC	180,486	3,982,565
HSBC Holdings PLC	316,783	2,858,979
Kingfisher PLC	294,780	1,332,800
Marks & Spencer Group PLC	333,420	1,925,490
Rexam PLC	527,830	3,485,697
Royal Dutch Shell PLC, Class B	100,936	3,740,690
Tesco PLC	591,140	2,972,746
Unilever PLC	41,375	1,336,875
Vodafone Group PLC ADR	142,817	3,868,912

		36,350,458

United States - 19.8%

American Express Co.#		53,660	2,838,077
Amgen, Inc.		84,760	5,759,442
Baker Hughes, Inc.		26,310	1,322,867
Bank of New York Mellon Corp.#		132,520	2,930,017
Brocade Communications Systems, Inc.†#		205,740	1,189,177
Chesapeake Energy Corp.#		122,110	3,052,750
Chevron Corp.		31,830	3,473,290
Cisco Systems, Inc.		279,490	5,556,261
Citigroup, Inc.		88,220	2,939,490
Comcast Corp., Special Class A#		163,475	4,673,750
CVS Caremark Corp.		96,880	4,369,288
General Electric Co.		113,030	2,153,222
Gilead Sciences, Inc.†		55,380	2,519,790
Home Depot, Inc.#		48,420	2,303,339
Isis Pharmaceuticals, Inc.†#		41,560	378,612
JPMorgan Chase & Co.		80,840	3,172,162
Medtronic, Inc.		61,600	2,348,192
Merck & Co., Inc.		128,230	4,894,539
Microsoft Corp.		148,914	4,726,530
News Corp., Class A		158,737	3,154,104
Onyx Pharmaceuticals, Inc.†#		17,470	669,450
Pfizer, Inc.#		230,449	4,862,474
PG&E Corp.#		49,230	2,051,906
Progressive Corp.#		74,980	1,606,072
Quest Diagnostics, Inc.#		52,240	3,032,532
SAIC, Inc.†#		181,390	2,216,586
Sprint Nextel Corp.†		529,340	1,307,470
Symantec Corp.†#		168,860	3,012,463
Target Corp.		61,013	3,458,827
Time Warner Cable, Inc.#		56,088	4,450,022
Time Warner, Inc.#		48,642	1,809,969
United Parcel Service, Inc., Class B#		36,480	2,804,947
Watson Pharmaceuticals, Inc.†		31,940	1,862,741

			96,900,358

Total Common Stock
(cost $277,350,202)			276,801,413

PREFERRED STOCK - 1.2%
Brazil - 1.2%

Petroleo Brasileiro SA ADR		93,000	2,649,570
Vale SA ADR#		129,000	3,170,820

Total Preferred Stock
(cost $4,475,175)			5,820,390

FOREIGN GOVERNMENT AGENCIES - 34.4%
Argentina - 0.3%

Republic of Argentina FRS Senior Bonds 0.79% due 08/03/12		$11,593,000	1,428,258

Australia - 2.3%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/13	AUD	340,000	371,313
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,698,855
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	110,000	118,308
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,798,931
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/21/13	AUD	720,000	789,754
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12	AUD	3,925,000	4,229,868
Western Australia Treasury Corp. Local Government Guar. 8.00% due 06/15/13	AUD	390,000	438,019

			11,445,048

Brazil - 3.2%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	3,455,860
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/16	BRL	463,000	603,141
Brazil Nota do Tesouro Nacional Bonds 6.00% due 08/15/18	BRL	440,000	575,374
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	6,560,244
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,750,099
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,982,546

			15,927,264

Hungary - 1.1%

Republic of Hungary Senior Bonds 3.50% due 07/18/16	EUR	135,000	150,588
Republic of Hungary Senior Bonds 3.88% due 02/24/20	EUR	495,000	497,254
Republic of Hungary Senior Bonds 4.38% due 07/04/17#	EUR	685,000	767,335
Republic of Hungary Senior Bonds 5.75% due 06/11/18	EUR	2,165,000	2,541,903
Republic of Hungary Senior Bonds 6.25% due 01/29/20#		910,000	857,675
Republic of Hungary Senior Notes 6.38% due 03/29/21#		400,000	376,500

			5,191,255

Indonesia - 3.7%

Republic of Indonesia Senior Bonds 9.00% due 09/15/18	IDR	2,780,000,000	370,005
Republic of Indonesia Senior Bonds 9.50% due 07/15/23	IDR	7,720,000,000	1,107,530
Republic of Indonesia Senior Bonds 10.00% due 02/15/28	IDR	6,235,000,000	945,822
Republic of Indonesia Senior Bonds 10.25% due 07/15/22	IDR	1,280,000,000	189,913
Republic of Indonesia Senior Bonds 10.25% due 07/15/27	IDR	1,640,000,000	252,497
Republic of Indonesia Senior Bonds 10.75% due 05/15/16	IDR	39,900,000,000	5,370,748
Republic of Indonesia Senior Bonds 11.00% due 11/15/20	IDR	21,782,000,000	3,290,255
Republic of Indonesia Senior Bonds 11.63% due 03/04/19#*		1,120,000	1,688,400
Republic of Indonesia Senior Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,670,336
Republic of Indonesia Senior Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,466,555
Republic of Indonesia Senior Bonds 14.28% due 12/15/13	IDR	4,200,000,000	542,386

			17,894,447

Ireland - 1.4%

Republic of Ireland Bonds 4.40% due 06/18/19	EUR	204,000	239,908
Republic of Ireland Notes 4.50% due 10/18/18	EUR	159,000	192,135
Republic of Ireland Bonds 4.50% due 04/18/20	EUR	354,000	408,247
Republic of Ireland Bonds 4.60% due 04/18/16	EUR	165,000	214,773
Republic of Ireland Notes 5.00% due 10/18/20	EUR	1,770,000	2,060,404
Republic of Ireland Notes 5.40% due 03/13/25	EUR	2,827,000	3,308,076
Republic of Ireland Bonds 5.90% due 10/18/19	EUR	472,000	606,710

			7,030,253

Israel - 0.8%

State of Israel Bonds 3.50% due 09/30/13	ILS	11,820,000	3,213,689
State of Israel Bonds 5.00% due 03/31/13	ILS	1,734,000	491,583

			3,705,272

Lithuania - 0.9%

Republic of Lithuania Notes 6.13% due 03/09/21#*		240,000	249,600
Republic of Lithuania Senior Bonds 7.38% due 02/11/20*		3,560,000	4,009,628

			4,259,228

Malaysia - 0.8%

Government of Malaysia Senior Bonds 2.51% due 08/27/12	MYR	365,000	121,613
Government of Malaysia Senior Bonds 3.46% due 07/31/13	MYR	7,530,000	2,533,584
Government of Malaysia Senior Notes 3.70% due 05/15/13	MYR	10,000	3,371
Government of Malaysia Senior Bonds 3.72% due 06/15/12	MYR	129,000	43,161
Government of Malaysia Senior Bonds 3.81% due 02/15/17	MYR	3,115,000	1,066,359
Government of Malaysia Senior Notes 5.09% due 04/30/14	MYR	10,000	3,488

			3,771,576

Mexico - 2.5%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,646,174
United Mexican States Bonds 8.00% due 12/19/13	MXN	47,120,000	3,868,969
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,523,841
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	370,479
United Mexican States Bonds 9.00% due 06/20/13	MXN	22,280,000	1,828,137

			12,237,600

Norway - 0.1%

Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	387,561

Poland - 4.9%

Government of Poland Bonds zero coupon due 07/25/12	PLN	120,000	38,054
Government of Poland Bonds zero coupon due 10/25/12	PLN	600,000	188,037
Government of Poland Bonds zero coupon due 01/25/13	PLN	2,520,000	780,867
Government of Poland Bonds zero coupon due 07/25/13	PLN	1,390,000	421,960
Government of Poland Bonds zero coupon due 01/25/14	PLN	6,980,000	2,066,638
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,370,000	8,191,214
Government of Poland Bonds 5.00% due 10/24/13	PLN	11,940,000	3,876,767
Government of Poland Bonds 5.25% due 04/25/13	PLN	465,000	151,245
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,772,987
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	523,730
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	2,935,601
Government of Poland Senior Bonds 6.38% due 07/15/19		2,620,000	3,065,400

			24,012,500

Russia - 1.5%

Russian Federation Senior Bonds 7.50% due 03/31/30*(1)		6,325,960	7,543,707

South Africa - 0.2%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	388,823
Republic of South Africa Senior Notes 5.88% due 05/30/22		700,000	819,000

			1,207,823

South Korea - 5.6%

KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/13	KRW	1,104,000,000	1,002,569
Republic of South Korea Bonds 3.00% due 12/10/13	KRW	7,048,200,000	6,256,359
Republic of South Korea Senior Bonds 3.75% due 06/10/13	KRW	5,638,000,000	5,099,587
Republic of South Korea Senior Bonds 4.00% due 06/10/12	KRW	7,473,970,000	6,690,941
Republic of South Korea Senior Bonds 4.25% due 12/10/12	KRW	1,852,400,000	1,666,321
Republic of South Korea Senior Bonds 5.25% due 09/10/12	KRW	6,755,000,000	6,094,755
Republic of South Korea Senior Bonds 5.25% due 03/10/13	KRW	622,970,000	566,921

			27,377,453

SupraNational - 0.3%

European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,551,966

Sweden - 3.0%

Kingdom of Sweden Bonds 1.50% due 08/30/13	SEK	35,000,000	5,338,511
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	62,065,000	9,612,759

			14,951,270

Ukraine - 0.1%

Government of Ukraine Senior Notes 7.95% due 02/23/21*		770,000	704,888

United Kingdom - 1.0%

United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	1,330,000	2,117,255
United Kingdom Gilt Treasury Bonds 5.25% due 06/07/12	GBP	1,680,000	2,707,324

			4,824,579

Venezuela - 0.3%

Republic of Venezuela Senior Notes 10.75% due 09/19/13#		1,415,000	1,478,675

Vietnam - 0.4%

Republic of Vietnam Senior Bonds 6.75% due 01/29/20*		1,695,000	1,831,988

Total Foreign Government Agencies
(cost $152,386,486)			168,762,611

MUNICIPAL BONDS & NOTES - 0.2%
United States - 0.2%

California State General Obligation Bonds 7.63% due 03/01/40
(cost $789,062)		685,000	910,214

Total Long-Term Investment Securities
(cost $435,000,925)			452,294,628

SHORT-TERM INVESTMENT SECURITIES - 12.1%
Foreign Government Treasuries - 1.1%

Bank Negara Malaysia Monetary Notes
2.78% due 03/29/12	MYR	20,000	6,663
2.79% due 03/01/12	MYR	15,000	5,007
2.80% due 03/29/12	MYR	10,000	3,331
2.80% due 04/26/12	MYR	435,000	144,602
2.80% due 06/14/12	MYR	520,000	172,181
2.80% due 08/14/12	MYR	460,000	151,562
2.82% due 10/18/12	MYR	1,300,000	426,067
2.83% due 09/27/12	MYR	190,000	62,379
2.83% due 10/25/12	MYR	25,000	8,189
2.83% due 11/01/12	MYR	10,000	3,274
2.83% due 01/10/13	MYR	10,000	3,256
2.83% due 01/17/13	MYR	20,000	6,507
2.83% due 02/19/13	MYR	10,000	3,249
2.85% due 09/27/12	MYR	980,000	321,742
2.85% due 02/19/13	MYR	10,000	3,250
2.87% due 04/12/12	MYR	70,000	23,292
2.89% due 05/29/12	MYR	25,000	8,288
2.89% due 08/02/12	MYR	490,000	161,607
2.90% due 06/14/12	MYR	35,000	11,589
2.90% due 08/14/12	MYR	290,000	95,550
2.91% due 08/09/12	MYR	40,000	13,192
2.92% due 04/12/12	MYR	15,000	4,991
2.92% due 08/09/12	MYR	15,000	4,947
2.93% due 04/26/12	MYR	15,000	4,986
2.93% due 01/10/13	MYR	440,000	143,246
2.93% due 01/17/13	MYR	1,220,000	396,957
2.95% due 03/01/12	MYR	50,000	16,692
2.95% due 03/06/12	MYR	210,000	70,077
2.96% due 04/05/12	MYR	330,000	109,855
2.96% due 06/14/12	MYR	160,000	52,979
2.97% due 05/29/12	MYR	1,310,000	434,296

			2,873,803

Government of Malaysia
2.79% due 03/23/12	MYR	10,000	3,333

Kingdom of Norway
2.52% due 03/21/12	NOK	3,520,000	628,905
2.54% due 03/21/12	NOK	7,120,000	1,272,103
2.60% due 03/21/12	NOK	2,160,000	385,919

			2,286,927

Total Foreign Government Treasuries
(cost $5,157,608)			5,164,063

Registered Investment Companies - 4.7%

Navigator Securities Lending Prime Portfolio(2)
(cost $23,017,157)		23,017,157	23,017,157

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12
(cost $2,462,000)		2,462,000	2,462,000

U.S. Government Agencies - 5.8%

Federal Home Loan Bank Disc. Notes 0.00% due 03/01/12
(cost $28,585,000)		28,585,000	28,585,000

Total Short-Term Investment Securities
(cost $59,221,765)			59,228,220

TOTAL INVESTMENTS -
(cost $494,222,690)(4)		104.3%	511,522,848
Liabilities in excess of other assets		(4.3)	(20,949,475)

NET ASSETS -		100.0%	$490,573,373

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $16,028,211 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 29, 2012.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 1).
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
AUD -	Australian Dollar
BRL -	Brazilian Real
CVA -	Certification Van Aandelen (Dutch Cert.)
EUR -	Euro Dollar
GBP -	British Pound
IDR -	Indonesian Rupiah
ILS -	Israeli New Shekel
KRW -	South Korean Won
MXN -	Mexican Peso
MYR -	Malaysian Ringgit
NOK -	Norwegian Krone
PLN -	Polish Zloty
SEK -	Swedish Krona
FRS -	Floating Rate Security

The rates shown of FRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates whown are the original maturity dates

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Investments, Inc.	CLP	66,800,000	USD	138,446	03/01/2012	$–	$(765)
	EUR	181,000	USD	253,599	07/19/2012	12,273	–
	EUR	221,308	USD	314,390	08/06/2012	19,288	–
	EUR	80,327	USD	115,510	08/23/2012	8,387	–
	EUR	133,913	USD	192,112	08/24/2012	13,526	–
	EUR	854,436	NOK	6,799,000	08/27/2012	68,003	–
	EUR	290,394	USD	417,908	08/27/2012	30,632	–
	EUR	82,816	USD	116,282	09/10/2012	5,826	–
	EUR	80,778	USD	112,928	09/12/2012	5,188	–
	EUR	230,698	USD	315,554	09/14/2012	7,850	–
	EUR	54,521	USD	75,577	09/19/2012	2,854	–
	EUR	131,194	USD	178,492	09/24/2012	3,491	–
	EUR	45,404	USD	62,390	10/24/2012	1,810	–
	EUR	345,709	USD	479,637	10/25/2012	18,374	–
	EUR	462,350	USD	589,658	01/14/2013	–	(27,678)
	EUR	375,660	USD	479,342	01/22/2013	–	(22,283)
	EUR	3,039,000	USD	4,032,753	02/11/2013	–	(26,049)
	GBP	4,872	USD	7,768	03/01/2012	18	–
	USD	135,883	CLP	66,800,000	03/01/2012	3,327	–
	USD	7,639	GBP	4,872	03/01/2012	112	–
	USD	271,744	GBP	169,537	03/12/2012	–	(2,047)
	USD	395,660	GBP	251,053	03/14/2012	3,707	–
	USD	238,476	GBP	152,186	03/27/2012	3,594	–
	USD	885,025	GBP	557,166	03/30/2012	1,195	–
	USD	7,763	GBP	4,872	06/06/2012	–	(18)
	USD	385,226	SGD	485,000	08/17/2012	2,946	–
	USD	1,067,086	AUD	1,064,000	12/12/2012	38,820	–
	USD	156,143	CLP	77,400,000	02/13/2013	–	(332)
	USD	138,753	SGD	172,151	02/13/2013	–	(679)
	USD	402,320	CLP	200,300,000	03/01/2013	300	–

						251,521	(79,851)

Citibank N.A.	EUR	97,289	USD	136,589	08/08/2012	6,858	–
	EUR	27,522	USD	38,725	08/09/2012	2,025	–
	EUR	134,537	USD	187,298	10/26/2012	7,791	–
	EUR	1,203,000	USD	1,540,802	01/10/2013	–	(65,399)
	EUR	375,660	USD	479,184	01/14/2013	–	(22,402)
	EUR	2,172,000	USD	2,840,802	02/08/2013	–	(59,976)
	GBP	39,261	USD	62,661	03/01/2012	200	–
	USD	61,507	GBP	39,261	03/01/2012	953	–
	USD	404,134	GBP	257,222	03/16/2012	5,039	–
	USD	1,347,006	AUD	1,433,000	03/19/2012	186,857	–
	USD	95,636	GBP	61,025	03/26/2012	1,432	–
	USD	327,940	CLP	159,543,000	04/30/2012	2,282	–
	USD	162,211	CLP	79,240,000	05/31/2012	1,260	–
	USD	62,618	GBP	39,261	06/06/2012	–	(202)
	USD	657,318	CLP	327,410,000	02/25/2013	1,046	–

						215,743	(147,979)

Credit Suisse AG	USD	484,235	SGD	622,000	03/26/2012	13,112	–
	USD	531,011	GBP	334,116	04/02/2012	418	–
	USD	957,175	SGD	1,146,600	08/06/2012	–	(39,589)

						13,530	(39,589)

Deutsche Bank AG	AUD	2,129,500	USD	2,303,480	03/02/2012	19,697	–
	CLP	171,950,000	USD	356,004	03/01/2012	–	(2,337)
	CLP	171,950,000	USD	358,229	03/02/2012	–	(112)
	CLP	190,310,000	USD	396,479	03/05/2012	14	–
	EUR	234,000	USD	327,509	03/26/2012	15,722	–
	EUR	306,000	USD	429,854	04/04/2012	22,117	–
	EUR	205,000	USD	286,926	04/05/2012	13,768	–
	EUR	190,735	USD	255,189	05/25/2012	972	–
	EUR	154,000	USD	215,760	07/16/2012	10,437	–
	EUR	347,504	MYR	1,491,000	07/18/2012	29,974	–

EUR	241,000	USD	338,048	07/18/2012	16,727	-
EUR	395,089	MYR	1,683,000	07/20/2012	29,978	–
EUR	133,000	USD	185,515	07/20/2012	8,186	–
EUR	120,000	USD	168,330	07/23/2012	8,331	–
EUR	505,667	MYR	2,164,000	07/25/2012	41,427	–
EUR	754,894	SEK	6,934,000	07/27/2012	35,785	–
EUR	80,784	USD	115,650	08/29/2012	7,914	–
EUR	3,563	USD	5,153	08/31/2012	401	–
EUR	2,581,408	SEK	23,782,000	09/24/2012	124,575	–
EUR	137,755	USD	186,837	11/19/2012	3,000	–
EUR	2,243,000	USD	2,880,236	01/14/2013	–	(114,650)
EUR	3,053,000	USD	4,035,731	02/11/2013	–	(41,769)
EUR	375,000	USD	495,450	02/14/2013	–	(5,404)
EUR	3,191,817	USD	4,297,782	03/01/2013	34,149	–
JPY	691,920,000	USD	9,000,000	11/15/2012	459,731	–
JPY	686,286,000	USD	9,000,000	11/16/2012	529,120	–
USD	350,132	CLP	171,950,000	03/01/2012	8,209	–
USD	2,163,359	AUD	2,129,500	03/02/2012	120,424	–
USD	350,132	CLP	171,950,000	03/02/2012	8,209	–
USD	387,755	CLP	190,310,000	03/05/2012	8,711	–
USD	384,354	CLP	189,160,000	03/07/2012	9,624	–
USD	376,745	CLP	184,040,000	03/09/2012	6,481	–
USD	759,628	CLP	372,560,000	03/15/2012	15,616	–
USD	594,276	SGD	758,100	03/19/2012	11,894	–
USD	657,502	AUD	701,350	03/21/2012	93,043	–
USD	636,711	SGD	816,200	03/21/2012	15,916	–
USD	43,115	AUD	46,040	03/22/2012	6,149	–
USD	218,711	GBP	139,156	03/27/2012	2,633	–
USD	442,512	GBP	277,775	03/29/2012	–	(685)
USD	359,627	CLP	179,490,000	03/30/2012	13,220	–
USD	380,616	CLP	190,700,000	04/02/2012	15,381	–
USD	457,396	INR	21,429,000	04/11/2012	–	(24,638)
USD	984,362	INR	45,950,000	04/13/2012	–	(56,857)
USD	224,899	INR	10,622,000	04/19/2012	–	(10,809)
USD	456,997	INR	21,520,000	04/26/2012	–	(23,996)
USD	230,851	CLP	113,140,000	05/29/2012	2,604	–
USD	611,002	INR	29,157,000	06/01/2012	–	(28,600)
USD	452,910	INR	21,477,000	06/07/2012	–	(24,377)
USD	123,435	INR	5,815,000	06/11/2012	–	(7,484)
USD	308,282	INR	14,554,000	06/18/2012	–	(18,413)
USD	1,623,377	MYR	5,000,000	06/18/2012	33,868	–
USD	279,764	INR	13,258,000	06/20/2012	–	(15,794)
USD	1,427,942	MYR	4,406,200	06/21/2012	32,223	–
USD	1,123,979	AUD	1,111,640	06/22/2012	53,214	–
USD	323,281	INR	15,233,000	06/25/2012	–	(20,240)
USD	2,687,702	AUD	2,673,000	06/27/2012	141,362	–
USD	217,051	INR	10,114,000	07/11/2012	–	(16,377)
USD	109,687	INR	5,110,000	07/12/2012	–	(8,315)
USD	298,944	MYR	912,824	07/12/2012	3,172	–
USD	1,161,837	MYR	3,540,000	07/13/2012	9,720	–
USD	532,278	MYR	1,621,000	07/18/2012	4,027	–
USD	837,098	MYR	2,557,000	07/20/2012	8,778	–
USD	1,024,787	MYR	3,109,000	07/25/2012	3,385	–
USD	957,181	SGD	1,147,162	08/06/2012	–	(39,145)
USD	375,493	SGD	471,000	08/23/2012	1,497	–
USD	330,530	INR	15,617,000	08/24/2012	–	(22,903)
USD	376,113	SGD	473,000	08/24/2012	2,481	–
USD	469,566	SGD	589,000	08/27/2012	1,891	–
USD	234,325	SGD	294,500	08/31/2012	1,412	–
USD	232,706	INR	11,044,000	09/06/2012	–	(15,612)
USD	1,495,583	ILS	5,519,000	09/10/2012	–	(43,762)
USD	425,216	PHP	18,920,000	09/24/2012	11,682	–
USD	528,634	PHP	23,022,000	10/04/2012	2,711	–
USD	632,055	PHP	27,526,000	10/05/2012	3,208	–
USD	519,150	PHP	22,596,000	10/09/2012	2,226	–
USD	1,449,126	ILS	5,469,000	10/10/2012	–	(11,750)
USD	415,369	PHP	18,081,000	10/11/2012	1,786	–
USD	123,345	PHP	5,384,000	10/12/2012	865	–
USD	124,014	MYR	394,093	10/15/2012	5,765	–
USD	111,701	PHP	4,878,000	10/19/2012	794	–

	USD	446,633	PHP	19,500,000	10/22/2012	3,002	-
	USD	154,101	INR	7,960,000	10/29/2012	1,197	–
	USD	326,848	INR	16,813,000	10/31/2012	1,078	–
	USD	104,070	PHP	4,500,000	11/14/2012	–	(433)
	USD	1,901,837	AUD	1,917,000	12/10/2012	91,088	–
	USD	110,028	PHP	4,819,000	01/22/2013	673	–
	USD	626,455	CLP	319,210,000	01/24/2013	17,323	–
	USD	892,428	CLP	452,780,000	01/25/2013	20,647	–
	USD	557,150	CLP	281,940,000	01/28/2013	11,252	–
	USD	179,993	CLP	91,080,000	01/29/2013	3,611	–
	USD	356,652	CLP	182,160,000	01/30/2013	10,522	–
	USD	332,336	CLP	169,990,000	01/31/2013	10,275	–
	USD	292,074	PHP	12,603,000	01/31/2013	–	(2,644)
	USD	502,618	SGD	624,000	02/07/2013	–	(2,176)
	USD	999,421	SGD	1,242,000	02/08/2013	–	(3,336)
	USD	156,093	CLP	77,500,000	02/11/2013	–	(52)
	USD	1,157,344	MYR	3,542,747	02/14/2013	4,128	–
	USD	458,716	CLP	228,220,000	02/15/2013	619	–
	USD	579,283	SGD	727,000	02/19/2013	3,853	–
	USD	271,346	CLP	136,080,000	02/25/2013	2,287	–
	USD	309,698	CLP	156,410,000	02/26/2013	4,786	–
	USD	475,671	CLP	239,310,000	02/28/2013	5,406	–
	USD	234,867	SGD	294,500	02/28/2013	1,382	–
	USD	104,376	CLP	52,350,000	03/01/2013	851	–
	USD	343,488	CLP	171,950,000	03/04/2013	2,050	–
	USD	345,802	CLP	171,950,000	03/06/2013	–	(342)
	USD	382,763	CLP	190,310,000	03/07/2013	–	(460)

						2,272,236	(563,472)

HSBC Securities, Inc.	EUR	1,801,000	USD	2,473,289	10/17/2012	70,464	–
	EUR	372,921	USD	501,356	12/07/2012	3,606	–
	EUR	1,585,000	USD	2,074,464	02/08/2013	–	(42,357)
	USD	679,488	SGD	867,000	03/19/2012	13,757	–
	USD	509,196	SGD	652,000	03/21/2012	12,138	–
	USD	713,684	INR	33,693,000	06/04/2012	–	(41,068)
	USD	121,746	INR	5,733,000	06/08/2012	–	(7,373)
	USD	307,219	INR	14,470,000	06/13/2012	–	(18,784)
	USD	216,783	INR	10,230,000	06/27/2012	–	(13,338)
	USD	296,707	MYR	883,000	07/31/2012	–	(4,797)
	USD	599,081	MYR	1,800,000	08/08/2012	–	(4,309)
	USD	2,050,807	KRW	2,228,406,400	08/09/2012	–	(77,665)
	USD	575,272	SGD	727,000	08/17/2012	6,586	–
	USD	381,815	INR	18,021,000	08/24/2012	–	(26,833)
	USD	86,929	PHP	3,800,000	09/28/2012	802	–
	USD	70,623	PHP	3,100,000	10/03/2012	928	–
	USD	418,933	PHP	18,467,000	10/04/2012	7,282	–
	USD	620,635	PHP	27,532,000	10/05/2012	14,766	–
	USD	624,474	PHP	27,159,000	10/11/2012	2,123	–
	USD	205,729	PHP	8,977,000	10/15/2012	1,340	–
	USD	409,499	PHP	17,658,000	10/19/2012	–	(2,274)
	USD	157,985	INR	8,148,000	10/29/2012	981	–
	USD	235,918	INR	12,138,000	10/31/2012	825	–
	USD	407,298	PHP	17,658,000	01/28/2013	–	(1,741)
	USD	502,415	SGD	624,000	02/07/2013	–	(1,974)
	USD	848,509	SGD	1,053,000	02/14/2013	–	(3,939)
	USD	289,554	MYR	892,000	02/19/2013	2,837	–

						138,435	(246,452)

JPMorgan Chase & Co.	EUR	504,335	MYR	2,164,000	07/27/2012	43,107	–
	EUR	112,835	USD	162,239	08/29/2012	11,758	–
	EUR	548,072	USD	699,038	01/14/2013	–	(32,755)
	EUR	1,064,000	USD	1,404,267	02/19/2013	–	(16,890)
	USD	849,167	SGD	1,086,000	03/19/2012	19,189	–
	USD	141,696	CLP	70,600,000	03/21/2012	5,111	–
	USD	56,408	GBP	35,906	03/27/2012	704	–
	USD	659,487	INR	30,864,000	04/16/2012	–	(36,953)
	USD	643,500	INR	30,296,000	04/18/2012	–	(32,723)
	USD	321,180	INR	15,134,000	04/19/2012	–	(16,148)
	USD	242,003	MYR	740,795	04/19/2012	4,458	–
	USD	694,222	MYR	2,123,000	04/23/2012	11,902	–
	USD	200,728	CLP	98,979,000	04/27/2012	4,210	–
	USD	388,165	INR	18,302,000	04/27/2012	–	(20,002)

	USD	323,716	INR	15,247,000	04/30/2012	–	(17,232)
	USD	212,608	INR	10,067,000	06/22/2012	–	(12,239)
	USD	1,815,160	MYR	5,625,000	06/29/2012	48,000	–
	USD	350,610	INR	16,267,000	07/12/2012	–	(27,906)
	USD	109,834	INR	5,104,000	07/19/2012	–	(8,698)
	USD	1,084,317	MYR	3,269,000	07/27/2012	–	(3,363)
	USD	1,529,019	SGD	1,831,000	07/31/2012	–	(63,817)
	USD	66,874	MYR	200,000	08/27/2012	–	(864)
	USD	166,713	PHP	7,272,000	10/09/2012	1,080	–
	USD	206,809	PHP	9,021,000	10/11/2012	1,319	–
	USD	291,283	PHP	12,598,000	10/12/2012	–	(645)
	USD	503,971	PHP	21,971,000	10/15/2012	2,825	–
	USD	225,466	PHP	9,792,000	10/22/2012	320	–
	USD	219,930	PHP	9,466,000	10/29/2012	–	(1,741)
	USD	753,378	MYR	2,432,356	12/17/2012	45,587	–
	USD	439,654	PHP	19,234,000	01/22/2013	2,182	–
	USD	190,774	CLP	96,770,000	01/30/2013	4,282	–
	USD	221,113	INR	11,460,000	02/06/2013	–	(460)
	USD	141,700	CLP	70,000,000	02/21/2013	–	(891)
	USD	237,638	CLP	118,700,000	02/22/2013	1,113	–
	USD	64,220	CLP	32,200,000	02/28/2013	510	–

						207,657	(293,327)

Morgan Stanley and Co., Inc.	EUR	111,847	SEK	1,039,903	07/16/2012	7,258	–
	EUR	26,146	SEK	243,450	07/18/2012	1,747	–
	EUR	116,969	SEK	1,094,428	07/20/2012	8,600	–
	USD	155,144	CLP	76,300,000	03/12/2012	3,680	–
	USD	503,230	GBP	314,891	03/14/2012	–	(2,313)
	USD	473,907	GBP	300,002	03/15/2012	3,322	–
	USD	484,026	SGD	621,300	03/26/2012	12,763	–
	USD	147,160	GBP	93,009	03/28/2012	780	–
	USD	442,512	GBP	277,738	03/29/2012	–	(743)
	USD	1,206,318	ILS	4,318,135	03/30/2012	–	(65,864)
	USD	354,170	CLP	174,340,000	04/16/2012	7,266	–
	USD	315,576	CLP	156,210,000	04/20/2012	8,123	–
	USD	160,443	CLP	77,900,000	05/11/2012	603	–
	USD	568,334	CLP	280,490,000	05/22/2012	10,862	–
	USD	1,223,208	SGD	1,467,690	08/01/2012	–	(48,722)
	USD	1,172,166	AUD	1,105,921	08/09/2012	–	(7,208)
	USD	39,815	PHP	1,720,000	10/29/2012	–	(169)
	USD	290,028	CLP	152,700,000	01/14/2013	18,220	–
	USD	258,102	CLP	130,090,000	02/04/2013	3,994	–
	USD	129,332	CLP	63,890,000	02/11/2013	–	(694)
	USD	347,761	CLP	171,620,000	02/13/2013	–	(2,280)
	USD	298,253	CLP	149,380,000	02/25/2013	2,124	–
	USD	322,800	CLP	161,400,000	02/27/2013	1,687	–

						91,029	(127,993)

UBS AG	EUR	729,000	USD	1,039,244	04/12/2012	67,835	–
	EUR	871,923	SEK	8,109,360	07/16/2012	56,962	–
	EUR	126,371	SEK	1,173,460	07/18/2012	7,962	–
	EUR	855,672	NOK	6,799,000	08/22/2012	66,636	–
	EUR	851,866	NOK	6,799,000	08/23/2012	71,654	–
	EUR	976,192	SEK	9,000,000	08/27/2012	49,595	–
	EUR	1,333,312	USD	1,918,129	08/27/2012	139,997	–
	EUR	214,699	USD	294,288	09/17/2012	7,915	–
	EUR	711,204	NOK	5,605,000	11/08/2012	43,524	–
	EUR	701,089	USD	952,710	11/19/2012	17,089	–
	EUR	195,111	USD	261,244	12/10/2012	816	–
	EUR	2,118,000	USD	2,709,134	01/11/2013	–	(118,770)
	EUR	866,907	USD	1,104,786	01/14/2013	–	(52,721)
	EUR	664,629	USD	868,205	01/25/2013	–	(19,311)
	EUR	177,000	USD	232,153	02/01/2013	–	(4,220)
	EUR	1,629,000	USD	2,129,755	02/08/2013	–	(45,829)
	EUR	1,210,000	USD	1,610,183	02/13/2013	–	(5,889)
	EUR	1,064,000	USD	1,405,384	02/19/2013	–	(15,772)
	EUR	849,000	USD	1,122,531	02/21/2013	–	(11,478)
	USD	370,731	AUD	350,000	08/09/2012	–	(2,047)

						529,985	(276,037)

Net Unrealized Appreciation/(Depreciation)						$3,720,136	$(1,774,700)

Currency Legend

AUD - Australian Dollar

CLP - Chilean Peso

EUR - Euro Dollar

GBP - British Pound

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PHP - Philippine Peso

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Industry Allocation*
Sovereign	34.1%
U.S. Government Agencies	5.8
Medical-Drugs	5.5
Oil Companies-Integrated	5.0
Registered Investment Companies	4.7
Diversified Banking Institutions	3.3
Telecom Services	2.7
Insurance-Reinsurance	1.9
Cable/Satellite TV	1.9
Medical-Biomedical/Gene	1.7
Banks-Commercial	1.5
Oil Companies-Exploration & Production	1.5
Telephone-Integrated	1.4
Auto-Cars/Light Trucks	1.3
Internet Security	1.3
Cellular Telecom	1.3
Insurance-Multi-line	1.2
Electronic Components-Semiconductors	1.2
Insurance-Life/Health	1.1
Networking Products	1.1
Diversified Manufacturing Operations	1.1
Foreign Government Agencies	1.1
Multimedia	1.0
Applications Software	1.0
Transport-Services	0.9
Retail-Drug Store	0.9
Insurance-Property/Casualty	0.8
Import/Export	0.8
Retail-Building Products	0.8
Electric-Integrated	0.7
Containers-Metal/Glass	0.7
Chemicals-Diversified	0.7
Retail-Discount	0.7
Semiconductor Components-Integrated Circuits	0.7
Metal-Iron	0.7
Aerospace/Defense	0.6
Medical Labs & Testing Services	0.6
Food-Retail	0.6
Banks-Fiduciary	0.6
Finance-Credit Card	0.6
Security Services	0.5
Enterprise Software/Service	0.5
Time Deposits	0.5
Electronic Components-Misc.	0.5
Medical Instruments	0.5
Consulting Services	0.5
Building Products-Cement	0.4
Publishing-Books	0.4
Retail-Major Department Stores	0.4
Photo Equipment & Supplies	0.4
Medical-Generic Drugs	0.4
Distribution/Wholesale	0.4
Rubber-Tires	0.3
Diversified Financial Services	0.3
Steel-Specialty	0.3
SupraNational Banks	0.3
Steel-Producers	0.3
Real Estate Operations & Development	0.3
Machinery-General Industrial	0.3
Food-Misc.	0.3
Oil-Field Services	0.3
Toys	0.3
Computers-Integrated Systems	0.2
Therapeutics	0.2
U.S. Municipal Bonds & Notes	0.2
Chemicals-Specialty	0.2

104.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$36,350,458	$—	$—	$36,350,458
United States	96,900,358	—	—	96,900,358
Other Countries*	143,550,597	—	—	143,550,597
Preferred Stock	5,820,390	—	—	5,820,390
Foreign Government Agencies	—	168,762,611	—	168,762,611
Municipal Bonds & Notes	—	910,214	—	910,214
Short-Term Investment Securities:
Foreign Government Treasuries	—	5,164,063	—	5,164,063
Registered Investment Companies	—	23,017,157	—	23,017,157
Time Deposits	—	2,462,000	—	2,462,000
U.S. Government Agencies	—	28,585,000	—	28,585,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	3,720,136	—	3,720,136

Total Assets	$282,621,803	$232,621,181	$—	$515,242,984

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$1,774,700	$—	$1,774,700

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 0.6%
Diversified Financial Services - 0.6%

DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/44*(1)	$407,863	$429,017

WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/44*(1)	310,000	337,583

Total Asset Backed Securities
(cost $744,507)		766,600

U.S. CORPORATE BONDS & NOTES - 1.6%
Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc. Senior Notes 5.00% due 03/30/20	200,000	228,830

Cable/Satellite TV - 0.2%

Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	200,000	236,194

Chemicals-Diversified - 0.2%

Dow Chemical Co. Senior Notes 8.55% due 05/15/19	200,000	266,029

Computers - 0.2%

Hewlett-Packard Co. Senior Notes 6.13% due 03/01/14	200,000	218,550

Diversified Banking Institutions - 0.3%

Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	200,000	216,139

Morgan Stanley Senior Notes 3.80% due 04/29/16	200,000	195,077

		411,216

Electric-Integrated - 0.2%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/26	200,000	256,279

Networking Products - 0.2%

Cisco Systems, Inc. Senior Notes 4.95% due 02/15/19	200,000	235,986

Real Estate Investment Trusts - 0.1%

CommonWealth REIT Senior Notes 5.75% due 11/01/15	200,000	209,120

Total U.S. Corporate Bonds & Notes
(cost $1,990,210)		2,062,204

FOREIGN CORPORATE BONDS & NOTES - 10.8%
Banks-Commercial - 0.2%

Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	250,000	251,766

Investment Companies - 10.4%

Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	12,000,000	13,193,988

Multimedia - 0.2%

Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/18	200,000	246,705

Total Foreign Corporate Bonds & Notes
(cost $13,746,357)		13,692,459

U.S. GOVERNMENT AGENCIES - 61.9%
Federal Farm Credit Bank - 3.9%

3.35% due 10/21/25	1,500,000	1,540,451
4.88% due 12/16/15	2,000,000	2,288,594
4.88% due 01/17/17	1,000,000	1,178,956

		5,008,001

Federal Home Loan Bank - 3.4%

4.75% due 09/11/15	1,000,000	1,135,017
4.88% due 11/27/13	2,000,000	2,156,414
5.38% due 06/14/13	1,000,000	1,065,253

		4,356,684

Federal Home Loan Mtg. Corp. - 23.3%

4.50% due 09/01/19	274,185	294,122
4.50% due 09/01/39	2,856,936	3,036,962
4.50% due 11/01/39	1,580,566	1,680,163
4.50% due 02/01/40	2,155,885	2,291,734
4.50% due 04/01/40	186,322	198,063
4.50% due 06/01/40	667,361	709,413
4.50% due 08/01/40	1,996,825	2,122,651
4.50% due 03/01/41	5,155,033	5,479,869
4.50% due 04/01/41	687,599	730,927
4.50% due 06/01/41	1,920,578	2,041,600
4.75% due 11/17/15	3,000,000	3,454,482
5.00% due 12/14/18	1,000,000	1,122,062
5.00% due 10/01/34	156,095	168,582
5.50% due 12/01/36	119,490	129,932
6.00% due 11/01/33	280,314	312,600
6.50% due 02/01/32	130,479	148,283
7.50% due 09/01/16	11,926	11,962
8.00% due 02/01/30	4,179	4,410
8.00% due 08/01/30	858	1,046
8.00% due 06/01/31	4,057	4,946
Federal Home Loan Mtg. Corp. FRS 5.37% due 12/01/35	62,036	66,184
Federal Home Loan Mtg. Corp. REMIC
Series 3981, Class PA
3.00% due 04/15/31	995,802	1,036,744
Series 3813, Class D
4.00% due 02/15/26	1,000,000	1,093,090
Series 3917, Class B
4.50% due 08/15/26	465,000	529,845
Series 3927, Class AY
4.50% due 09/15/26	1,494,968	1,704,239
Series 3786, Class PB
4.50% due 07/15/40	1,000,000	1,118,139

		29,492,050

Federal National Mtg. Assoc. - 21.7%
zero coupon due 10/09/19	1,250,000	972,571
4.00% due 09/01/40	458,215	482,752

4.00% due 10/01/40	393,301	414,362
4.00% due 12/01/40	448,819	472,853
4.00% due 01/01/41	1,208,286	1,272,989
4.00% due 02/01/41	9,693,892	10,215,867
4.00% due 03/01/41	6,466,795	6,815,106
5.00% due 02/01/19	302,410	327,278
5.00% due 12/01/36	411,684	444,950
5.25% due 08/01/12	1,000,000	1,020,900
5.50% due 12/01/33	193,146	211,051
5.50% due 10/01/34	359,513	392,728
6.00% due 06/01/35	107,073	118,402
6.00% due 08/25/37	2,036,445	314,128
6.50% due 02/01/17	23,445	25,893
6.50% due 07/01/32	28,102	32,063
7.00% due 09/01/31	63,582	74,241
11.50% due 09/01/19	48	49
12.00% due 01/15/16	36	41
12.50% due 09/20/15	34	38
13.00% due 11/15/15	47	52
14.50% due 11/15/14	18	19
Federal National Mtg. Assoc. FRS
2.18% due 01/01/36	28,275	29,864
2.27% due 11/01/34	42,479	44,646
2.34% due 02/01/35	15,193	16,028
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/32	1,088,253	972,158
Series 2004-90, Class GC 4.35% due 11/25/34	1,000,000	1,108,036
Series 2010-117, Class DY 4.50% due 10/25/25	974,930	1,096,070
Class 2007-116, Class PB 5.50% due 08/25/35	275,000	316,430
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA 6.31% due 10/25/27	4,087,968	341,699

		27,533,264

Government National Mtg. Assoc. - 9.6%
4.50% due 03/15/38	351,374	384,372
4.50% due 03/15/39	62,963	68,817
4.50% due 05/15/39	1,709,389	1,868,318
4.50% due 06/15/39	1,360,702	1,487,213
4.50% due 07/15/39	1,182,893	1,293,045
4.50% due 09/15/39	22,904	25,034
4.50% due 12/15/39	279,919	305,944
4.50% due 04/15/40	522,651	570,101
4.50% due 06/15/40	1,965,970	2,147,680
4.50% due 08/15/40	279,745	305,142
5.00% due 09/15/35	11,458	12,679
5.00% due 02/15/36	364,396	402,773
5.00% due 05/15/36	35,614	39,476
6.00% due 01/15/32	62,131	70,176
6.50% due 08/15/31	70,477	82,223
7.50% due 02/15/29	7,440	7,922
7.50% due 07/15/30	483	582
7.50% due 01/15/31	6,820	8,227
7.50% due 02/15/31	6,287	6,879
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z 4.50% due 03/16/34	713,507	776,916
Series 2005-21, Class Z 5.00% due 03/20/35	988,506	1,130,890
Series 2009-91, Class PR 5.00% due 09/20/38	1,000,000	1,128,428

		12,122,837

Total U.S. Government Agencies
(cost $74,152,647)		78,512,836

U.S. GOVERNMENT TREASURIES - 20.9%
United States Treasury Bonds - 12.6%
zero coupon due 08/15/24 STRIPS	2,040,000	1,479,743
2.00% due 01/15/26 TIPS(2)	2,251,478	2,826,836
3.75% due 08/15/41	7,750,000	8,793,832
3.88% due 08/15/40#	2,500,000	2,898,047

		15,998,458

United States Treasury Notes - 8.3%
2.00% due 11/15/21	4,000,000	4,020,000
2.63% due 08/15/20	3,250,000	3,489,941
4.00% due 02/15/15#	1,000,000	1,104,375
4.25% due 08/15/13#	750,000	793,477
4.25% due 08/15/15	1,000,000	1,126,562

		10,534,355

Total U.S. Government Treasuries
(cost $25,107,341)		26,532,813

Total Long-Term Investment Securities (cost $115,741,062)		121,566,912

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

Navigator Securities Lending Prime Portfolio(3)(4) (cost $1,139,989)	1,139,989	1,139,989

REPURCHASE AGREEMENTS - 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $1,087,000 and collateralized by $1,025,000 of U.S. Treasury Notes, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $1,110,991	1,087,000	1,087,000
State Street Bank & Trust Co. Joint Repurchase Agreement (5)	406,000	406,000

Total Repurchase Agreements (cost $1,493,000)		1,493,000

TOTAL INVESTMENTS (cost $118,374,051) (6)	97.9%	124,199,901
Other assets less liabilities	2.1	2,635,640

NET ASSETS	100.0%	$126,835,541

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $14,212,354 representing 11.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan.

(1)	Commercial Mortgage Backed Security
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At February 29, 2012, the Fund had loaned securities with a total value of $1,984,132. This was secured by collateral of $1,139,989, which was received in cash and subsequently invested in short-term investments currently valued at $1,139,989 as reported in the portfolio of investments. The remaining collateral of $892,718 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mortgage Corp.	3.00% to 6.50%	11/01/25 to 12/01/41
Federal National Mortgage Assoc.	3.00% to 6.00%	11/01/17 to 01/01/42
United States Treasury Bond	3.88%	08/15/40

(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$766,600	$—	$766,600
U.S. Corporate Bonds & Notes	—	2,062,204	—	2,062,204
Foreign Corporate Bonds & Notes	—	13,692,459	—	13,692,459
U.S. Government Agencies:
Federal Farm Credit Bank	—	5,008,001	—	5,008,001
Federal Home Loan Bank	—	4,356,684	—	4,356,684
Federal Home Loan Mtg Corp.	—	29,492,050	—	29,492,050
Federal National Mtg. Assoc.	—	27,533,264	—	27,533,264
Government National Mtg. Assoc.	—	12,122,837	—	12,122,837
U.S. Government Treasuries	—	26,532,813	—	26,532,813
Short Term Investment Securities:
Registered Investment Companies	—	1,139,989	—	1,139,989
Repurchase Agreement	—	1,493,000	—	1,493,000

Total	$—	$124,199,901	$—	$124,199,901

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.2%
Advanced Materials - 0.2%

Hexcel Corp.†#	62,473	$1,578,693

Aerospace/Defense - 0.1%

Boeing Co.	973	72,926
Northrop Grumman Corp.#	16,808	1,005,287

		1,078,213

Aerospace/Defense-Equipment - 1.7%

BE Aerospace, Inc.†	12,100	554,664
European Aeronautic Defence and Space Co. NV	13,820	502,014
United Technologies Corp.	144,944	12,156,453

		13,213,131

Agricultural Chemicals - 1.2%

CF Industries Holdings, Inc.	7,521	1,398,906
Monsanto Co.	94,174	7,287,184
Syngenta AG†	1,590	518,459

		9,204,549

Agricultural Operations - 0.1%

Bunge, Ltd.	9,882	665,256

Airlines - 0.1%

Alaska Air Group, Inc.†#	13,380	917,467

Apparel Manufacturers - 0.8%

Burberry Group PLC	31,150	699,739
Coach, Inc.	75,567	5,655,434

		6,355,173

Applications Software - 3.7%

Check Point Software Technologies, Ltd.†	55,370	3,220,319
Intuit, Inc.	24,850	1,437,324
Microsoft Corp.	690,684	21,922,310
Red Hat, Inc.†	42,051	2,079,843

		28,659,796

Athletic Footwear - 0.1%

NIKE, Inc., Class B	3,970	428,442

Audio/Video Products - 0.0%
Harman International Industries, Inc.	1,048	51,488

Auto-Cars/Light Trucks - 0.2%

Bayerische Motoren Werke AG	4,120	381,107
Daihatsu Motor Co., Ltd.#	24,000	459,983
Hyundai Motor Co.	4,450	859,192

		1,700,282

Auto/Truck Parts & Equipment-Original - 1.5%

Autoliv, Inc.#	53,558	3,566,963
BorgWarner, Inc.†#	94,098	7,795,078

		11,362,041

Banks-Commercial - 0.5%

Bank Mandiri Persero Tbk PT	447,715	320,151
Bank of Nova Scotia	9,320	502,524
CIT Group, Inc.†	16,540	673,343
Credicorp, Ltd.	2,410	296,165
Industrial & Commercial Bank of China	1,224,000	897,934
Sberbank of Russia ADR†#	54,330	745,408
Turkiye Garanti Bankasi AS	156,790	595,144

		4,030,669

Banks-Super Regional - 0.7%

Wells Fargo & Co.	177,335	5,548,812

Beverages-Non-alcoholic - 3.3%

Coca-Cola Co.	202,401	14,139,734
Dr Pepper Snapple Group, Inc.	29,198	1,110,984
Monster Beverage Corp.†	11,386	651,165
PepsiCo, Inc.	157,124	9,889,385

		25,791,268

Beverages-Wine/Spirits - 0.2%

Constellation Brands, Inc., Class A†	37,927	828,326
Pernod-Ricard SA	6,920	715,987

		1,544,313

Brewery - 0.1%

Boston Beer Co., Inc., Class A†#	6,913	653,417

Building-Heavy Construction - 0.2%

Chicago Bridge & Iron Co. NV	25,286	1,176,305

Cable/Satellite TV - 1.2%

DIRECTV, Class A†	81,862	3,791,848
Kabel Deutschland Holding AG†	4,150	249,194
Liberty Global, Inc., Class A†	27,340	1,371,921
Time Warner Cable, Inc.	47,550	3,772,617

		9,185,580

Casino Hotels - 0.3%

Las Vegas Sands Corp.†	16,520	918,677
Wynn Resorts, Ltd.	10,105	1,197,847

		2,116,524

Cellular Telecom - 0.1%

China Unicom Hong Kong, Ltd.	372,000	670,504

Chemicals-Diversified - 1.3%

Air Products & Chemicals, Inc.	11,230	1,013,395
E.I. du Pont de Nemours & Co.	81,935	4,166,395
LyondellBasell Industries NV, Class A	23,278	1,005,144
PPG Industries, Inc.	9,806	894,797
Rockwood Holdings, Inc.†	48,495	2,582,359
Sociedad Quimica y Minera de Chile SA ADR	4,640	274,595

		9,936,685

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.#	12,208	285,301

Commercial Services - 0.2%

Weight Watchers International, Inc.#	16,373	1,276,767

Commercial Services-Finance - 1.8%

Alliance Data Systems Corp.†#	11,054	1,341,514
Automatic Data Processing, Inc.	75,115	4,080,247
Mastercard, Inc., Class A	15,654	6,574,680
Visa, Inc., Class A	18,771	2,184,381
		14,180,822

Computer Aided Design - 0.0%

Autodesk, Inc.†	2,996	113,399

Computer Data Security - 0.2%

Fortinet, Inc.†	44,868	1,213,679

Computer Services - 2.7%

Accenture PLC, Class A	100,386	5,976,983
International Business Machines Corp.	75,358	14,825,179

		20,802,162

Computers - 7.0%

Apple, Inc.†	101,421	55,014,807

Computers-Integrated Systems - 0.0%

Brocade Communications Systems, Inc.†	29,276	169,215

Computers-Memory Devices - 2.1%

EMC Corp.†	485,534	13,444,437
NetApp, Inc.†	48,474	2,084,382
Seagate Technology PLC	23,935	628,533

		16,157,352

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc., Class A#	12,635	465,979

Consulting Services - 0.2%

Towers Watson & Co., Class A	16,273	1,040,496
Verisk Analytics, Inc., Class A†	11,370	494,595

		1,535,091

Cosmetics & Toiletries - 1.6%

Colgate-Palmolive Co.	68,489	6,381,805
Estee Lauder Cos., Inc., Class A	85,207	4,988,018
Unicharm Corp.#	19,900	1,029,395

		12,399,218

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	14,747	760,503

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	27,092	1,047,919

Diagnostic Equipment - 0.1%

Gen-Probe, Inc.†	11,648	795,325

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†#	12,898	1,106,004

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	11,190	783,885

Diversified Manufacturing Operations - 1.5%

3M Co.	20,173	1,767,155
Danaher Corp.	34,724	1,834,469
Illinois Tool Works, Inc.	101,409	5,647,467
Parker Hannifin Corp.	5,533	496,919
Textron, Inc.	70,728	1,945,727

		11,691,737

Diversified Minerals - 0.3%

BHP Billiton, Ltd.	38,901	1,506,070
Xstrata PLC	36,400	694,905

		2,200,975

E-Commerce/Products - 1.0%

Amazon.com, Inc.†	45,752	8,221,177

E-Commerce/Services - 0.6%

IAC/InterActiveCorp.#	3,101	141,405
priceline.com, Inc.†#	5,705	3,577,149
Rakuten, Inc.	1,196	1,188,791

		4,907,345

Electric Products-Misc. - 0.2%

Emerson Electric Co.	14,134	711,081
Molex, Inc.	26,166	709,099

		1,420,180

Electronic Components-Misc. - 0.6%

Jabil Circuit, Inc.	188,364	4,865,442

Electronic Components-Semiconductors - 1.8%

Altera Corp.	13,840	532,148
Avago Technologies, Ltd.	85,380	3,211,142
Broadcom Corp., Class A†	75,201	2,793,717
Intel Corp.	36,171	972,276
LSI Corp.†	72,198	620,903
NVIDIA Corp.†	77,274	1,170,701
Xilinx, Inc.	139,745	5,160,783

		14,461,670

Electronic Design Automation - 0.3%

Cadence Design Systems, Inc.†#	103,908	1,222,997
Synopsys, Inc.†	35,038	1,067,608

		2,290,605

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.†	95,031	4,145,252
Trimble Navigation, Ltd.†#	25,364	1,275,556

		5,420,808

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	6,676	468,989
Safran SA	16,590	555,997

		1,024,986

Engines-Internal Combustion - 0.8%

Cummins, Inc.	49,127	5,923,242

Enterprise Software/Service - 1.4%

Oracle Corp.	319,228	9,343,803
QLIK Technologies, Inc.†	30,000	908,100
SAP AG ADR	10,870	734,921

		10,986,824

Entertainment Software - 0.0%

Activision Blizzard, Inc.	18,955	226,512

Filtration/Separation Products - 0.1%

Pall Corp.	5,100	323,595
Polypore International, Inc.†#	9,920	407,910

		731,505

Finance-Consumer Loans - 0.0%

Ocwen Financial Corp.†	12,481	201,069

Finance-Credit Card - 0.2%

American Express Co.	29,080	1,538,041

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	113,050	1,569,134
Interactive Brokers Group, Inc., Class A#	40,514	642,552

		2,211,686

Finance-Leasing Companies - 0.1%

ORIX Corp.#	9,260	891,940

Finance-Other Services - 0.1%

CBOE Holdings, Inc.#	1,150	31,706

IntercontinentalExchange, Inc.†#	7,922	1,092,919

		1,124,625

Food-Catering - 0.2%

Compass Group PLC	139,203	1,395,186

Food-Confectionery - 0.4%

Hershey Co.	57,515	3,491,161

Food-Misc. - 1.0%

Danone	26,730	1,808,396
Kellogg Co.	57,165	2,992,588
Kraft Foods, Inc., Class A	27,200	1,035,504
Nestle SA	26,330	1,609,427

		7,445,915

Food-Retail - 0.7%

Jeronimo Martins SGPS SA†	32,050	591,825
Kroger Co.	31,357	745,983
Whole Foods Market, Inc.	42,362	3,420,308
WM Morrison Supermarkets PLC	99,080	457,116

		5,215,232

Gambling (Non-Hotel) - 0.1%

International Game Technology	62,759	942,640

Home Furnishings - 0.6%

Tempur-Pedic International, Inc.†#	62,277	4,919,883

Hotels/Motels - 0.7%

Marriott International, Inc., Class A#	67,431	2,378,966
Starwood Hotels & Resorts Worldwide, Inc.	61,924	3,337,703

		5,716,669

Human Resources - 0.1%

Capita PLC#	77,910	950,674

Industrial Automated/Robotic - 0.6%

FANUC Corp.	3,100	561,729
Rockwell Automation, Inc.#	48,018	3,840,480

		4,402,209

Instruments-Controls - 0.9%

Honeywell International, Inc.	124,443	7,413,070

Instruments-Scientific - 0.1%

Waters Corp.†	7,340	657,664

Insurance Brokers - 0.2%

Brown & Brown, Inc.	76,279	1,802,473
Marsh & McLennan Cos., Inc.	630	19,656

		1,822,129

Insurance-Life/Health - 0.3%

Aflac, Inc.	30,021	1,418,492
Principal Financial Group, Inc.	28,725	794,534

		2,213,026

Insurance-Property/Casualty - 0.1%

Admiral Group PLC	23,730	406,590

Internet Infrastructure Software - 0.4%

F5 Networks, Inc.†	27,114	3,388,165

Internet Security - 0.2%

Symantec Corp.†	73,277	1,307,262

Investment Management/Advisor Services - 0.6%

BlackRock, Inc.	23,614	4,699,186

Machinery-Construction & Mining - 0.7%

Atlas Copco AB, Class A	22,750	593,436
Caterpillar, Inc.	5,991	684,232
Joy Global, Inc.	41,921	3,645,450
Komatsu, Ltd.	31,900	950,447

		5,873,565

Machinery-Farming - 0.7%

AGCO Corp.†#	23,124	1,193,892
Deere & Co.	50,355	4,175,940

		5,369,832

Machinery-General Industrial - 0.2%

Sauer-Danfoss, Inc.†	24,863	1,346,083

Medical Information Systems - 0.5%

Cerner Corp.†#	53,363	3,939,790

Medical Instruments - 0.8%

Edwards Lifesciences Corp.†	27,121	1,983,358
Intuitive Surgical, Inc.†	6,045	3,092,743
Medtronic, Inc.	1,766	67,320
St. Jude Medical, Inc.	17,399	732,846

		5,876,267

Medical Products - 1.4%

Baxter International, Inc.	24,569	1,428,196
Cooper Cos., Inc.	17,701	1,406,875
Covidien PLC	87,986	4,597,269
Hill-Rom Holdings, Inc.	41,962	1,425,449
Zimmer Holdings, Inc.†	40,025	2,431,519

		11,289,308

Medical-Biomedical/Gene - 1.6%

Alexion Pharmaceuticals, Inc.†	33,088	2,770,458
Amgen, Inc.	2,628	178,573
Biogen Idec, Inc.†	14,181	1,651,661
Celgene Corp.†	29,791	2,184,425
Gilead Sciences, Inc.†	96,117	4,373,324
United Therapeutics Corp.†	22,991	1,097,360

		12,255,801

Medical-Drugs - 3.4%

Abbott Laboratories	201,494	11,406,575
Allergan, Inc.	37,418	3,352,279
Bristol-Myers Squibb Co.	27,580	887,249
Eli Lilly & Co.	33,214	1,303,317
GlaxoSmithKline PLC	18,080	398,949
Grifols SA†#	30,150	626,634
Johnson & Johnson	64,527	4,199,417
Medivation, Inc.†#	13,598	890,805
Merck & Co., Inc.	24,354	929,592
Novartis AG	7,860	428,230
Novo Nordisk A/S, Class B	8,230	1,154,035
Pfizer, Inc.	44,976	948,993
Sanofi	5,900	436,340

		26,962,415

Medical-Generic Drugs - 0.2%

Perrigo Co.#	18,570	1,913,824

Medical-HMO - 0.5%

Humana, Inc.	12,353	1,075,946

UnitedHealth Group, Inc.	38,089	2,123,462
WellCare Health Plans, Inc.†	15,757	1,069,270

		4,268,678

Medical-Wholesale Drug Distribution - 0.1%

McKesson Corp.	5,531	461,894

Metal Processors & Fabrication - 0.6%

Precision Castparts Corp.	28,503	4,772,257

Metal-Copper - 0.7%

Freeport-McMoRan Copper & Gold, Inc.	129,292	5,502,668

Metal-Diversified - 0.1%

Rio Tinto PLC	12,890	734,960

Motorcycle/Motor Scooter - 0.6%

Harley-Davidson, Inc.	104,099	4,848,931

Multimedia - 0.5%

FactSet Research Systems, Inc.#	5,894	515,135
Viacom, Inc., Class B	67,711	3,224,398

		3,739,533

Networking Products - 1.1%

Cisco Systems, Inc.	372,768	7,410,628
Polycom, Inc.†	41,600	859,040

		8,269,668

Oil Companies-Exploration & Production - 3.1%

Apache Corp.	4,810	519,143
Continental Resources, Inc.†#	4,132	374,690
Devon Energy Corp.	52,257	3,830,961
Energy XXI Bermuda, Ltd.†	20,631	772,218
EOG Resources, Inc.	37,046	4,218,057
Noble Energy, Inc.	48,419	4,728,115
Occidental Petroleum Corp.	87,464	9,128,618
W&T Offshore, Inc.#	23,627	596,582

		24,168,384

Oil Companies-Integrated - 4.3%

BG Group PLC	66,310	1,600,850
Chevron Corp.	12,068	1,316,860
ConocoPhillips	11,211	858,202
Exxon Mobil Corp.	324,323	28,053,940
Marathon Oil Corp.	31,134	1,055,131
Suncor Energy, Inc.	22,765	818,174

		33,703,157

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	6,760	557,903

Oil Refining & Marketing - 0.3%

CVR Energy, Inc.†#	27,613	751,350
HollyFrontier Corp.#	23,196	756,885
Tesoro Corp.†	19,154	508,156
Valero Energy Corp.	22,044	539,857

		2,556,248

Oil-Field Services - 3.3%

Core Laboratories NV#	18,076	2,199,126
Helix Energy Solutions Group, Inc.†	54,387	1,046,406
Hornbeck Offshore Services, Inc.†#	29,938	1,219,973
Oceaneering International, Inc.	65,339	3,545,948
Saipem SpA	32,726	1,655,524
Schlumberger, Ltd.	211,540	16,417,619

		26,084,596

Pharmacy Services - 1.0%

Express Scripts, Inc.†#	146,791	7,828,364

Precious Metals - 0.1%

Coeur d’Alene Mines Corp.†#	24,284	690,637

Real Estate Investment Trusts - 0.8%

American Campus Communities, Inc.	31,909	1,313,056
American Tower Corp.	24,804	1,552,234
AvalonBay Communities, Inc.	9,705	1,258,447
Simon Property Group, Inc.	17,387	2,355,591

		6,479,328

Real Estate Management/Services - 0.3%

BR Malls Participacoes SA	30,800	394,764
CBRE Group, Inc., Class A†	105,347	1,931,010

		2,325,774

Recreational Vehicles - 0.1%

Polaris Industries, Inc.#	17,753	1,172,763

Rental Auto/Equipment - 0.0%

Dollar Thrifty Automotive Group, Inc.†	1,462	110,980

Respiratory Products - 0.2%

ResMed, Inc.†#	55,891	1,637,606

Retail-Apparel/Shoe - 0.7%

Express, Inc.†#	46,222	1,100,084
Foot Locker, Inc.	37,206	1,085,299
Lululemon Athletica, Inc.†#	18,050	1,209,711
Urban Outfitters, Inc.†	65,746	1,866,529

		5,261,623

Retail-Auto Parts - 0.6%

O’Reilly Automotive, Inc.†	56,359	4,875,054

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	9,776	584,018

Retail-Building Products - 1.1%

Home Depot, Inc.	169,840	8,079,289
Kingfisher PLC	149,050	673,905

		8,753,194

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.#	4,174	103,098

Retail-Discount - 1.1%

Costco Wholesale Corp.	61,840	5,321,950
Dollar General Corp.†	68,784	2,893,055
Wal-Mart Stores, Inc.	12,088	714,159

		8,929,164

Retail-Drug Store - 0.5%

CVS Caremark Corp.	89,453	4,034,330

Retail-Gardening Products - 0.2%

Tractor Supply Co.#	17,485	1,494,443

Retail-Home Furnishings - 0.0%

Nitori Holdings Co., Ltd.#	4,500	380,305

Retail-Jewelry - 0.1%

Swatch Group AG	1,940	879,615

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.#	31,666	1,253,974

Retail-Misc./Diversified - 0.0%

Sally Beauty Holdings, Inc.†	711	16,922

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.	24,917	1,388,874

Retail-Regional Department Stores - 0.9%

Dillard’s, Inc., Class A	18,600	1,137,204
Macy’s, Inc.	150,863	5,728,268

		6,865,472

Retail-Restaurants - 2.7%

Chipotle Mexican Grill, Inc.†	6,416	2,503,651
Domino’s Pizza, Inc.†#	24,365	937,078
McDonald’s Corp.	76,910	7,635,625
Starbucks Corp.	176,085	8,550,688
Yum! Brands, Inc.	25,908	1,716,146

		21,343,188

Retail-Video Rentals - 0.1%

Coinstar, Inc.†	12,230	712,153

Rubber-Tires - 0.1%

Pirelli & C. SpA	38,340	399,448

Schools - 0.2%

Apollo Group, Inc., Class A†	1,597	68,096
ITT Educational Services, Inc.†#	16,604	1,139,699

		1,207,795

Semiconductor Components-Integrated Circuits - 2.6%

Linear Technology Corp.	91,221	3,054,079
Marvell Technology Group, Ltd.†	207,051	3,105,765
Maxim Integrated Products, Inc.	42,033	1,172,300
QUALCOMM, Inc.	206,309	12,828,294

		20,160,438

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	112,618	1,378,444
ASML Holding NV	10,610	483,286

		1,861,730

Soap & Cleaning Preparation - 0.2%

Church & Dwight Co., Inc.#	22,988	1,097,447
Reckitt Benckiser Group PLC	11,507	637,066

		1,734,513

Software Tools - 0.1%

VMware, Inc., Class A†	11,336	1,121,017

Steel-Producers - 0.3%

Nucor Corp.#	60,011	2,612,279

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	12,189	308,016
Verizon Communications, Inc.	8,097	308,577

		616,593

Television - 0.5%

CBS Corp., Class B	121,646	3,637,215

Tobacco - 1.8%

Philip Morris International, Inc.	169,206	14,132,085

Transactional Software - 0.1%

VeriFone Systems, Inc.†#	13,210	632,627

Transport-Marine - 0.2%

Kirby Corp.†#	23,957	1,643,929

Transport-Rail - 0.8%

Union Pacific Corp.	57,665	6,357,566

Transport-Services - 0.9%

United Parcel Service, Inc., Class B	90,271	6,940,937

Vitamins & Nutrition Products - 0.4%

Herbalife, Ltd.	1,343	88,920
Mead Johnson Nutrition Co.	41,663	3,239,298

		3,328,218

Web Hosting/Design - 0.1%

Equinix, Inc.†#	7,850	1,100,413

Web Portals/ISP - 2.6%

Baidu, Inc. ADR†	11,810	1,614,427
Google, Inc., Class A†	30,139	18,633,437

		20,247,864

Wireless Equipment - 0.9%

Crown Castle International Corp.†	122,008	6,321,235
Motorola Solutions, Inc.	7,489	372,952

		6,694,187

Total Common Stock (cost $641,356,085)		776,748,561

PREFERRED STOCK - 0.1%
Banks-Commercial - 0.1%

Itau Unibanco Holding SA ADR (cost $481,357)	26,300	553,615

Total Long-Term Investment Securities (cost $641,837,442)		777,302,176

SHORT-TERM INVESTMENT SECURITIES - 9.4%
Registered Investment Companies - 8.5%

Navigator Securities Lending Prime Portfolio(1)(2) (cost $66,492,459)	66,492,459	66,492,459

Time Deposits - 0.9%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/12 (cost $7,502,000)	$7,502,000	7,502,000

Total Short-Term Investment Securities (cost $73,994,459)		73,994,459

TOTAL INVESTMENTS (cost $715,831,901)(3)	108.7%	851,296,635
Liabilities in excess of other assets	(8.7)	(68,060,131)

NET ASSETS	100.0%	$783,236,504

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.

(2)	At February 29, 2012, the Fund had loaned securities with a total value of $69,974,527. This was secured by collateral of $66,492,459, which was received in cash and subsequently invested in short-term investments currently valued at $66,492,459 as reported in the portfolio of investments. The remaining collateral of $5,967,716 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal National Mtg. Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41
Federal Home Loan Mtg. Corp.	0.60% to 5.00%	02/15/18 to 06/15/40

(3)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$55,014,807	$—	$—	$55,014,807
Other Industries*	721,733,754	—	—	721,733,754
Preferred Stock	553,615	—	—	553,615
Short-Term Investment Securities:
Registered Investment Companies	—	66,492,459	—	66,492,459
Time Deposits	—	7,502,000	—	7,502,000

Total Assets	$777,302,176	$73,994,459	$—	$851,296,635

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.9%
Aerospace/Defense - 0.4%

Boeing Co.#	4,308	$322,885

Aerospace/Defense-Equipment - 2.2%

United Technologies Corp.#	22,850	1,916,430

Agricultural Chemicals - 0.7%

Monsanto Co.	7,418	574,005

Apparel Manufacturers - 0.6%

Coach, Inc.	7,460	558,306

Applications Software - 3.2%

Microsoft Corp.#	63,483	2,014,950
Red Hat, Inc.†	8,808	435,644
Salesforce.com, Inc.†#	2,023	289,613

		2,740,207

Athletic Footwear - 0.9%

NIKE, Inc., Class B	7,196	776,592

Auto-Cars/Light Trucks - 0.3%

Ford Motor Co.	20,000	247,600

Banks-Fiduciary - 0.4%

State Street Corp.	8,100	342,063

Banks-Super Regional - 4.5%

Capital One Financial Corp.#	21,273	1,076,414
Fifth Third Bancorp#	33,311	453,363
PNC Financial Services Group, Inc.	9,985	594,307
US Bancorp	21,641	636,245
Wells Fargo & Co.	36,373	1,138,111

		3,898,440

Beverages-Non-alcoholic - 0.7%

PepsiCo, Inc.	9,958	626,757

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†#	10,449	487,446

Cable/Satellite TV - 2.6%

Comcast Corp., Class A#	40,746	1,197,117
DISH Network Corp., Class A	34,911	1,018,354

		2,215,471

Casino Hotels - 0.4%

Las Vegas Sands Corp.#	6,415	356,738

Cellular Telecom - 0.5%

Vodafone Group PLC ADR	16,582	449,206

Chemicals-Diversified - 0.9%

E.I. du Pont de Nemours & Co.	8,358	425,005
FMC Corp.	3,493	345,702

		770,707

Chemicals-Specialty - 0.4%

Ashland, Inc.#	5,011	318,499

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.†#	4,891	317,768

Commercial Services-Finance - 1.1%

Mastercard, Inc., Class A	848	356,160
Visa, Inc., Class A#	4,931	573,820

		929,980

Computer Data Security - 0.4%

Fortinet, Inc.†#	11,486	310,696

Computer Software - 0.3%

Akamai Technologies, Inc.†	7,696	277,056

Computers - 5.3%

Apple, Inc.†	7,745	4,201,198
Hewlett-Packard Co.	16,636	421,057

		4,622,255

Computers-Memory Devices - 1.0%

EMC Corp.†#	32,454	898,651

Cosmetics & Toiletries - 1.6%

Estee Lauder Cos., Inc., Class A#	6,167	361,016
Procter & Gamble Co.	14,820	1,000,647

		1,361,663

Cruise Lines - 0.3%

Royal Caribbean Cruises, Ltd.#	10,025	285,612

Diversified Banking Institutions - 4.4%

Bank of America Corp.	66,625	531,001
Citigroup, Inc.#	19,984	665,867
Goldman Sachs Group, Inc.	5,567	640,984
JPMorgan Chase & Co.	44,535	1,747,554
Morgan Stanley#	13,400	248,436

		3,833,842

Diversified Manufacturing Operations - 1.3%

General Electric Co.	58,255	1,109,758

E-Commerce/Products - 0.4%

MercadoLibre, Inc.#	3,347	325,697

E-Commerce/Services - 0.8%

IAC/InterActiveCorp.#	4,787	218,287
priceline.com, Inc.†	756	474,027

		692,314

Electric Products-Misc. - 0.5%

AMETEK, Inc.	9,689	461,196

Electric-Integrated - 2.0%

Edison International#	9,991	418,323
Exelon Corp.#	13,291	519,279
NextEra Energy, Inc.#	6,641	395,206
Public Service Enterprise Group, Inc.#	13,300	409,374

		1,742,182

Electronic Components-Semiconductors - 2.4%

Broadcom Corp., Class A†#	9,645	358,312
Intel Corp.#	23,307	626,492
ON Semiconductor Corp.†#	51,228	464,638
Texas Instruments, Inc.	18,307	610,538

		2,059,980

Electronic Connectors - 0.5%

Amphenol Corp., Class A	8,382	469,057

Engines-Internal Combustion - 0.6%

Cummins, Inc.	4,362	525,926

Enterprise Software/Service - 0.6%

Oracle Corp.	16,700	488,809

Finance-Credit Card - 1.7%

American Express Co.	18,172	961,117
Discover Financial Services	16,600	498,166

		1,459,283

Food-Retail - 0.7%

Whole Foods Market, Inc.	7,212	582,297

Gambling (Non-Hotel) - 0.6%

International Game Technology	33,300	500,166

Home Furnishings - 0.6%

Tempur-Pedic International, Inc.†#	6,507	514,053

Instruments-Controls - 1.8%

Honeywell International, Inc.	25,451	1,516,116

Instruments-Scientific - 0.5%

Waters Corp.†#	4,754	425,958

Insurance-Multi-line - 0.7%

MetLife, Inc.	16,600	639,930

Insurance-Property/Casualty - 0.9%

Chubb Corp.#	4,987	338,917
Travelers Cos., Inc.	8,194	475,006

		813,923

Internet Infrastructure Software - 0.4%

F5 Networks, Inc.†	2,708	338,392

Investment Management/Advisor Services - 0.5%

Invesco, Ltd.	19,239	476,550

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.	6,071	693,369

Medical Instruments - 0.8%

Intuitive Surgical, Inc.†	1,287	658,455

Medical Products - 2.0%

Covidien PLC	13,292	694,507
Stryker Corp.#	19,289	1,034,662

		1,729,169

Medical-Biomedical/Gene - 1.2%

Alexion Pharmaceuticals, Inc.†	5,315	445,025
Biogen Idec, Inc.†	5,158	600,752

		1,045,777

Medical-Drugs - 4.7%

Allergan, Inc.#	7,315	655,351
Johnson & Johnson	13,295	865,239
Merck & Co., Inc.	23,254	887,605
Pfizer, Inc.#	78,536	1,657,109

		4,065,304

Medical-HMO - 1.3%

Aetna, Inc.	9,954	465,449
UnitedHealth Group, Inc.#	11,624	648,038

		1,113,487

Medical-Hospitals - 0.5%

Universal Health Services, Inc., Class B	10,000	446,100

Metal Processors & Fabrication - 0.6%

Precision Castparts Corp.	3,108	520,372

Metal-Copper - 0.5%

Freeport-McMoRan Copper & Gold, Inc.	10,043	427,430

Multimedia - 1.0%

Time Warner, Inc.#	10,036	373,440
Viacom, Inc., Class B	10,000	476,200

		849,640

Networking Products - 1.0%

Cisco Systems, Inc.	44,904	892,692

Oil & Gas Drilling - 1.2%

Ensco PLC ADR	17,336	1,010,689

Oil Companies-Exploration & Production - 3.3%

Anadarko Petroleum Corp.	4,049	340,602
Cobalt International Energy, Inc.†#	14,160	425,650
Devon Energy Corp.	5,000	366,550
Occidental Petroleum Corp.	8,082	843,518
Southwestern Energy Co.†	26,888	888,917

		2,865,237

Oil Companies-Integrated - 3.3%

Chevron Corp.	10,005	1,091,745
ConocoPhillips#	8,365	640,341
Exxon Mobil Corp.	8,326	720,199
Hess Corp.	6,700	434,964

		2,887,249

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†#	7,525	419,218

Oil-Field Services - 1.5%

Baker Hughes, Inc.#	8,500	427,380
Schlumberger, Ltd.#	11,037	856,582

		1,283,962

Paper & Related Products - 0.6%

International Paper Co.#	14,925	524,614

Pharmacy Services - 0.6%

Express Scripts, Inc.†#	9,048	482,530

Private Equity - 0.5%

KKR & Co. LP	29,713	425,490

Retail-Apparel/Shoe - 1.6%

Abercrombie & Fitch Co., Class A#	6,650	304,504
ANN, Inc.†#	13,300	317,737
Lululemon Athletica, Inc.†#	5,022	336,574
Michael Kors Holdings, Ltd.†	9,578	414,248

		1,373,063

Retail-Building Products - 0.8%

Home Depot, Inc.#	14,673	697,995

Retail-Discount - 1.8%

Costco Wholesale Corp.	7,128	613,436
Target Corp.	16,550	938,219

		1,551,655

Retail-Regional Department Stores - 0.6%

Kohl’s Corp.	9,986	496,104

Retail-Restaurants - 2.6%

Arcos Dorados Holdings, Inc., Class A#	18,244	383,489
Chipotle Mexican Grill, Inc.†#	448	174,819
McDonald’s Corp.#	9,634	956,463
Starbucks Corp.	15,270	741,511

		2,256,282

Semiconductor Components-Integrated Circuits - 1.3%

QUALCOMM, Inc.	18,184	1,130,681

Semiconductor Equipment - 0.4%

Applied Materials, Inc.#	26,700	326,808

Software Tools - 0.5%

VMware, Inc., Class A†	4,355	430,666

Steel-Producers - 0.3%

Carpenter Technology Corp.#	4,865	249,575

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	16,667	217,338

Telephone-Integrated - 1.4%

AT&T, Inc.#	23,281	712,166
Verizon Communications, Inc.	13,296	506,710

		1,218,876

Therapeutics - 0.5%

BioMarin Pharmaceutical, Inc.†#	12,253	438,045

Tobacco - 1.2%

Lorillard, Inc.#	3,779	495,351
Philip Morris International, Inc.	6,649	555,325

		1,050,676

Transport-Rail - 0.4%

Union Pacific Corp.#	2,909	320,717

Transport-Services - 1.5%

FedEx Corp.#	5,835	525,092
United Parcel Service, Inc., Class B#	9,991	768,208

		1,293,300

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.#	7,004	544,561

Web Portals/ISP - 1.8%

Google, Inc., Class A†	2,458	1,519,659

Wireless Equipment - 0.9%

Crown Castle International Corp.†#	10,273	532,244
Ubiquiti Networks, Inc.†#	8,192	215,286

		747,530

Total Long-Term Investment Securities
(cost $74,884,823)		82,784,777

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 5.2%

Navigator Securities Lending Prime Portfolio(1)(2) (cost $4,504,951)	4,504,951	4,504,951

REPURCHASE AGREEMENT - 3.3%

State Street Bank & Trust Co. Joint Repurchase Agreement (3) (cost $2,843,000)	$2,843,000	2,843,000

TOTAL INVESTMENTS
(cost $82,232,774)	104.4%	90,132,728
Liabilities in excess of other assets	(4.4)	(3,797,082)

NET ASSETS	100.0%	$86,335,646

†	Non-income producing security.
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 29, 2012, the Fund had loaned securities with a total value of $4,687,011. This was secured by collateral of $4,504,951, which was received in cash and subsequently invested in short-term investments currently valued at $4,504,951 as reported in the portfolio of investments. The remaining collateral of $361,643 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mortgage Corp.	0.60% to 5.00%	02/15/18 to 06/15/40
Federal National Mortgage Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41

(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs		Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers Other Industries	$4,622,255 78,162,522	$	— —	$	— —	$4,622,255
Short-Term Investment Securities:						78,162,522
Registered Investment Companies	—		4,504,951		—	4,504,951
Repurchase Agreement	—		2,843,000		—	2,843,000

Total	$82,784,777		$7,347,951		$—	$90,132,728

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.4%
Agricultural Chemicals - 0.8%

Monsanto Co.	24,300	$1,880,334

Applications Software - 0.7%

Nuance Communications, Inc.†	64,400	1,669,248

Chemicals-Diversified - 0.4%

Bayer AG	13,064	965,986
Bayer AG ADR	600	44,367

		1,010,353

Commercial Services - 0.5%

HMS Holdings Corp.†	41,400	1,333,908

Computer Software - 0.0%

DynaVox, Inc., Class A†	23,174	73,462

Consulting Services - 0.6%

Advisory Board Co.†	9,900	801,306
MAXIMUS, Inc.	18,700	779,977

		1,581,283

Dental Supplies & Equipment - 2.0%

DENTSPLY International, Inc.	127,700	4,939,436

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†	2,940	200,743
GenMark Diagnostics, Inc.†	55,000	228,800

		429,543

Diagnostic Kits - 1.2%

BG Medicine, Inc.†	21,500	166,410
IDEXX Laboratories, Inc.†	32,700	2,804,025

		2,970,435

Dialysis Centers - 1.3%

DaVita, Inc.†	23,000	1,990,650
Fresenius Medical Care AG & Co. KGaA	17,621	1,234,392

		3,225,042

Disposable Medical Products - 0.2%

Shandong Weigao Group Medical Polymer Co., Ltd.	432,000	427,756

Distribution/Wholesale - 0.3%

MWI Veterinary Supply, Inc.†	4,400	380,908
Owens & Minor, Inc.	15,900	476,364

		857,272

Drug Delivery Systems - 0.2%

Depomed, Inc.†	32,600	205,054
Nektar Therapeutics†	27,200	195,024

		400,078

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	4,000	174,480

Heart Monitors - 0.6%

HeartWare International, Inc.†	20,625	1,510,987

Instruments-Controls - 0.2%

Mettler-Toledo International, Inc.†	2,100	378,588

Instruments-Scientific - 1.2%

Thermo Fisher Scientific, Inc.	55,000	3,114,100

Insurance-Life/Health - 0.1%

Odontoprev SA	21,200	369,125

Medical Information Systems - 2.3%

Allscripts Healthcare Solutions, Inc.†	112,000	2,163,840
athenahealth, Inc.†	34,900	2,466,383
Cerner Corp.†	14,900	1,100,067

		5,730,290

Medical Instruments - 2.6%

Arthrocare Corp.†	21,587	563,421
Bruker Corp.†	67,300	1,078,819
Conceptus, Inc.†	68,000	915,960
Edwards Lifesciences Corp.†	30,200	2,208,526
Endologix, Inc.†	13,700	181,251
Intuitive Surgical, Inc.†	860	439,993
St. Jude Medical, Inc.	800	33,696
Volcano Corp.†	36,900	1,034,307

		6,455,973

Medical Labs & Testing Services - 1.4%

Covance, Inc.†	42,800	2,042,844
Fleury SA	43,200	616,083
Laboratory Corp. of America Holdings†	4,900	440,461
Quest Diagnostics, Inc.	8,800	510,840

		3,610,228

Medical Laser Systems - 0.2%

LCA-Vision, Inc.†	70,700	609,434

Medical Products - 10.3%

Baxter International, Inc.	83,144	4,833,161
BioMimetic Therapeutics, Inc.†	14,500	30,160
China Kanghui Holdings, Inc. ADR†	55,400	1,028,778
China Medical System Holdings, Ltd.	1,458,000	1,120,353
Cooper Cos., Inc.	12,400	985,552
Covidien PLC	92,300	4,822,675
EnteroMedics, Inc.†	105,150	229,227
Fresenius SE & Co. KGaA	4,236	437,945
Henry Schein, Inc.†	45,800	3,390,116
Hill-Rom Holdings, Inc.	13,400	455,198
Hospira, Inc.†	18,600	662,532
Nobel Biocare Holding AG†	11,273	133,202
Sonova Holding AG†	2,516	280,884
Straumann Holding AG	1,600	253,609
Stryker Corp.	77,400	4,151,736
Tornier NV†	6,300	148,050
Zimmer Holdings, Inc.†	45,200	2,745,900

		25,709,078

Medical-Biomedical/Gene - 26.8%

3SBio, Inc. ADR†	2,300	26,841
Acorda Therapeutics, Inc.†	31,375	820,770
Aegerion Pharmaceuticals, Inc.†	28,700	480,151
Alexion Pharmaceuticals, Inc.†	230,540	19,303,114
AMAG Pharmaceuticals, Inc.†	39,400	622,914
Amarin Corp. PLC ADR†	96,400	747,100
Amgen, Inc.	52,675	3,579,266
Amylin Pharmaceuticals, Inc.†	68,000	1,162,120
Ariad Pharmaceuticals, Inc.†	6,900	98,946
Arqule, Inc.†	16,900	119,990
Basilea Pharmaceutica†	1,848	97,435
Biocon, Ltd.	23,900	134,057
BioCryst Pharmaceuticals, Inc.†	31,500	146,790
Biogen Idec, Inc.†	13,700	1,595,639
Celgene Corp.†	64,540	4,732,396
Cubist Pharmaceuticals, Inc.†	55,200	2,365,872
Dendreon Corp.†	80,400	905,304
Dyadic International, Inc.†	33,700	41,114
Dynavax Technologies Corp.†	21,200	89,040
Exelixis, Inc.†	225,900	1,283,112
Gilead Sciences, Inc.†	142,900	6,501,950
GTx, Inc.†	31,844	110,180
Halozyme Therapeutics, Inc.†	20,000	230,200
Human Genome Sciences, Inc.†	156,754	1,235,222

Illumina, Inc.†	19,500	999,375
Incyte Corp., Ltd.†	300,700	5,099,872
Intercell AG†	8,622	27,443
InterMune, Inc.†	84,100	1,128,622
Lexicon Pharmaceuticals, Inc.†	34,200	58,140
Medicines Co.†	178,000	3,814,540
Micromet, Inc.†	15,700	172,543
Momenta Pharmaceuticals, Inc.†	34,200	501,372
Newron Pharmaceuticals SpA†	9,000	24,870
NPS Pharmaceuticals, Inc.†	69,200	471,944
Regeneron Pharmaceuticals, Inc.†	50,000	5,239,500
Seattle Genetics, Inc.†	38,900	718,094
Sinovac Biotech, Ltd.†	43,200	91,584
Tranzyme, Inc.†	62,300	313,992
United Therapeutics Corp.†	9,800	467,754
Vertex Pharmaceuticals, Inc.†	35,694	1,389,210
Vical, Inc.†	115,100	368,320

		67,316,698

Medical-Drugs - 15.6%

Abbott Laboratories	20,400	1,154,844
Achillion Pharmaceuticals, Inc.†	10,200	107,100
Alkermes PLC†	168,200	2,962,002
Allergan, Inc.	10,000	895,900
Anacor Pharmaceuticals, Inc.†	57,400	340,956
Ardea Biosciences, Inc.†	33,917	723,110
Auxilium Pharmaceuticals, Inc.†	44,000	869,440
Cadence Pharmaceuticals, Inc.†	86,300	323,625
Cardiome Pharma Corp.†	65,600	146,288
ChemoCentryx, Inc.†	7,200	73,728
Clovis Oncology, Inc.†	14,200	354,858
Elan Corp. PLC ADR†	263,900	3,298,750
Endocyte, Inc.†	15,300	54,315
Forest Laboratories, Inc.†	100	3,252
GlaxoSmithKline Pharmaceuticals, Ltd.†	3,696	156,577
Grifols SA†	6,500	91,882
Grifols SA ADR†	19,100	135,801
Hikma Pharmaceuticals PLC	10,303	120,146
Idenix Pharmaceuticals, Inc.†	166,800	1,963,236
Infinity Pharmaceuticals, Inc.†	22,750	185,413
Ironwood Pharmaceuticals, Inc.†	15,000	200,850
Jazz Pharmaceuticals PLC†	30,700	1,610,829
Lijun International Pharmaceutical Holding, Ltd.	190,000	27,926
MAP Pharmaceuticals, Inc.†	24,900	399,645
Medicis Pharmaceutical Corp., Class A	100	3,494
Medivation, Inc.†	30,900	2,024,259
Merck & Co., Inc.	87,504	3,340,028
Novo Nordisk A/S, Class B	6,846	959,966
Optimer Pharmaceuticals, Inc.†	44,900	574,271
Pacira Pharmaceuticals, Inc.†	70,700	756,490
Pfizer, Inc.	67,966	1,434,083
Poniard Pharmaceuticals, Inc.†	1,502	1,532
Ranbaxy Laboratories, Ltd.	29,600	258,524
Rigel Pharmaceuticals, Inc.†	61,800	618,000
Roche Holding AG	11,944	2,079,341
Salix Pharmaceuticals, Ltd.†	13,600	670,752
Sanofi	2,900	214,472
Savient Pharmaceuticals, Inc.†	8,700	17,487
Shire PLC	26,700	933,645
Shire PLC ADR	8,532	892,874
Sun Pharmaceutical Industries, Ltd.	23,000	258,111
Swedish Orphan Biovitrum AB†	95,623	277,470
Targacept, Inc.†	15,600	106,392
UCB SA	10,649	435,277
Valeant Pharmaceuticals International, Inc.†	124,633	6,594,332
Vectura Group PLC†	82,423	75,398
XenoPort, Inc.†	91,000	364,000

		39,090,671

Medical-Generic Drugs - 1.8%

Impax Laboratories, Inc.†	36,100	842,935
Mylan, Inc.†	700	16,408
Par Pharmaceutical Cos., Inc.†	3,800	141,018
Sawai Pharmaceutical Co., Ltd.	13,600	1,326,707
Simcere Pharmaceutical Group ADR†	32,100	277,665
Teva Pharmaceutical Industries, Ltd. ADR	23,635	1,059,084
Towa Pharmaceutical Co., Ltd.	14,800	641,777
Watson Pharmaceuticals, Inc.†	4,000	233,280

		4,538,874

Medical-HMO - 6.4%

Aetna, Inc.	8,100	378,756
AMERIGROUP Corp.†	47,600	3,233,468
Amil Participacoes SA	37,200	428,918
Centene Corp.†	25,500	1,244,400
Triple-S Management Corp., Class B†	13,957	330,362
UnitedHealth Group, Inc.	91,700	5,112,275
WellCare Health Plans, Inc.†	25,758	1,747,938
WellPoint, Inc.	53,300	3,498,079

		15,974,196

Medical-Hospitals - 3.1%

Acadia Healthcare Co., Inc.†	38,800	542,812
Bangkok Dusit Medical Services PCL†	543,700	1,351,840
Community Health Systems, Inc.†	18,200	459,368
Fortis Healthcare India, Ltd.†	134,100	295,233
HCA Holdings, Inc.	35,000	933,450
Health Management Associates, Inc., Class A†	66,800	492,984
Select Medical Holdings Corp.†	74,700	628,974
Universal Health Services, Inc., Class B	65,900	2,939,799

		7,644,460

Medical-Wholesale Drug Distribution - 3.1%

AmerisourceBergen Corp.	65,400	2,442,690
Cardinal Health, Inc.	300	12,465
McKesson Corp.	59,500	4,968,845
Sinopharm Group Co., Ltd.	92,000	250,277

		7,674,277

Patient Monitoring Equipment - 0.3%

Insulet Corp.†	41,800	824,296

Pharmacy Services - 5.1%

Catalyst Health Solutions, Inc.†	39,914	2,475,466
Express Scripts, Inc.†	57,221	3,051,596
Medco Health Solutions, Inc.†	6,900	466,371
SXC Health Solutions Corp.†	97,600	6,910,080

		12,903,513

Physicians Practice Management - 0.7%

Mednax, Inc.†	25,200	1,874,628

Research & Development - 0.0%

AVEO Pharmaceuticals, Inc.†	7,000	91,280

Retail-Convenience Store - 0.2%

CP ALL PCL	247,400	541,558

Retail-Drug Store - 1.1%

Raia Drogasil SA Company Guar. Notes	89,342	869,878
Shanghai Pharmaceuticals Holding Co., Ltd.†	357,000	657,275
Shoppers Drug Mart Corp.	26,600	1,129,919

		2,657,072

Therapeutics - 4.8%
Allos Therapeutics, Inc.†	49,300	73,457
AVANIR Pharmaceuticals, Inc., Class A†	467,711	1,290,882
BioMarin Pharmaceutical, Inc.†	80,800	2,888,600
ISTA Pharmaceuticals, Inc.†	34,800	288,144
Neurocrine Biosciences, Inc.†	139,435	1,097,354
Onyx Pharmaceuticals, Inc.†	24,800	950,336
Pharmacyclics, Inc.†	131,800	3,320,042
Puma Biotechnology, Inc.(1)(2)(3)	38,324	143,715
Theravance, Inc.†	52,900	989,230
Threshold Pharmaceuticals, Inc.†	17,000	88,230
Warner Chilcott PLC, Class A†	23,100	386,463
YM Biosciences, Inc.†	227,000	458,540

		11,974,993

Total Common Stock (cost $188,247,189)		241,566,949

CONVERTIBLE PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%

Tesaro, Inc. Series B(1)(2)(3)(5) (cost $149,919)	68,928	149,918

WARRANTS - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(2)(3)	82,200	8
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	33,705
Enteromedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	5,829

		39,542

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(1)(2)(3)	13,050	3,568
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	2,869

		6,437

Therapeutics - 0.0%
Puma Biotechnology, Inc. Expires 10/04/21 (Strike price $0.01)(1)(2)(3)	1	0

Total Warrants
(cost $13,092)		45,979

CONVERTIBLE BONDS & NOTES - 0.0%
Patient Monitoring Equipment - 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/16 (cost $68,000)	$68,000	71,910

U.S. CORPORATE BONDS & NOTES - 0.0%
Heart Monitors - 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/17 (cost $68,752)	71,000	77,035

CALL OPTIONS - PURCHASED - 0.0%
Medical-Drugs - 0.0%

Map Pharmaceuticals, Inc.(6) (cost $5,210)	25	5,210

Total Long-Term Investment Securities
(cost $188,552,162)		241,917,001

SHORT-TERM INVESTMENT SECURITIES - 5.3%
Registered Investment Companies - 5.3%

T. Rowe Price Reserve Investment Fund (cost $13,252,492)	13,252,492	13,252,492

TOTAL INVESTMENTS
(cost $201,804,654)(4)	101.8%	255,169,493
Liabilities in excess of other assets	(1.8)	(4,416,566)

NET ASSETS	100.0%	$250,752,927

†	Non-income producing security.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $300,078 representing 0.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/16
Strike Price $2.77
Warrant	10/5/2009	13,050	$1,631	$3,568	$0.27	0.0%
Cadence Pharmaceuticals, Inc.
Expires 02/18/14
Strike Price $7.84
Warrant	2/18/2009	9,484	1,186	2,869	0.30	0.0%
EnteroMedics, Inc.
Expires 02/23/13
Strike Price $8.28
Warrant	2/23/2009	82,200	10,275	8	0.00	0.0%
Puma Biotechnology, Inc.
Common Stock	10/4/2011	38,324	143,715	143,715	3.75	0.0%
Puma Biotechnology, Inc.
Expires 10/04/21
Strike Price $0.01
Warrant	10/4/2011	1	–	0	0.00	0.0%
Tesaro, Inc.
Series B
Convertible Preferred Stock	6/6/2011	68,928	149,919	149,918	2.17	0.1%

				300,078		0.1%

(4)	See Note 5 for cost of investments on a tax basis.
(5)	Security is subject to an unfunded commitment; see Note 6.
(6)	Options Purchased

Call Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Map Pharmaceuticals, Inc.	April 2012	$20	25	$5,210	$5,210	$–

ADR - American Depository Receipt

Open call option contracts written at February 29, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Alexion Pharmaceuticals, Inc.	May-12	80.00	35	$9,060	$25,900	$(16,840)
Alexion Pharmaceuticals, Inc.	May-12	85.00	53	14,500	24,380	(9,880)
Alexion Pharmaceuticals, Inc.	May-12	95.00	17	2,810	2,210	600
Alexion Pharmaceuticals, Inc.	Aug-12	85.00	35	16,870	25,550	(8,680)
Allergan, Inc.	Apr-12	95.00	18	3,996	1,080	2,916
Allergan, Inc.	Jul-12	100.00	18	2,286	1,980	306
Amgen, Inc.	Apr-12	65.00	35	4,379	15,050	(10,671)
Amgen, Inc.	Apr-12	70.00	28	2,604	3,976	(1,372)
Amgen, Inc.	Apr-12	72.50	52	5,460	3,640	1,820
Amgen, Inc.	Jul-12	75.00	52	10,868	6,708	4,160
Baxter International, Inc.	May-12	62.50	53	6,731	1,908	4,823
Biogen Idec, Inc.	Jan-13	135.00	33	26,630	22,770	3,860
Celgene Corp.	Apr-12	80.00	7	840	301	539
Celgene Corp.	Jan-13	85.00	70	16,241	21,350	(5,109)
Celgene Corp.	Jan-13	90.00	69	14,015	12,972	1,043
Edwards Lifesciences Corp.	May-12	95.00	57	9,406	1,140	8,266
Gilead Sciences, Inc.	Aug-12	55.00	34	3,949	4,828	(879)
Henry Schein, Inc.	Jul-12	80.00	17	3,480	2,890	590
Illumina, Inc.	Jun-12	55.00	7	2,989	1,960	1,029
Intermune, Inc.	Apr-12	20.00	103	20,839	5,665	15,174
Intuitive Surgical, Inc.	Jan-13	550.00	7	20,979	30,870	(9,891)
McKesson Corp.	Jan-13	95.00	52	10,937	13,520	(2,583)
Merck & Co., Inc.	Jan-13	40.00	71	9,159	11,360	(2,201)
Monsanto Co.	Jul-12	85.00	28	8,876	5,684	3,192
Monsanto Co.	Jul-12	90.00	35	6,927	3,325	3,602
Monsanto Co.	Jan-13	90.00	17	7,684	5,780	1,904
Regeneron Pharmaceuticals, Inc.	May-12	80.00	35	14,165	101,150	(86,985)
Regeneron Pharmaceuticals, Inc.	May-12	85.00	35	16,425	87,500	(71,075)
Regeneron Pharmaceuticals, Inc.	Jan-13	135.00	51	57,649	58,650	(1,001)
SXC Health Solutions Corp.	Oct-12	95.00	17	2,159	3,400	(1,241)
UnitedHealth Group, Inc.	Jan-13	65.00	105	14,910	19,110	(4,200)
Valeant Pharmaceuticals International, Inc.	Apr-12	55.00	33	5,140	6,600	(1,460)
Vertex Pharmaceuticals, Inc.	Apr-12	40.00	52	9,999	11,960	(1,961)
WellPoint, Inc.	Jun-12	80.00	18	2,772	270	2,502
Zimmer Holdings, Inc.	Jan-13	65.00	35	7,683	12,600	(4,917)
Zimmer Holdings, Inc.	Jan-13	70.00	88	13,928	17,160	(3,232)

			1,472	$387,345	$575,197	$(187,852)

Open put option contracts written at February 29, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Agilent Technologies, Inc.	Jan-13	45.00	15	$13,980	$10,350	$3,630
Alexion Pharmaceuticals, Inc.	May-12	70.00	10	6,395	1,150	5,245
Alexion Pharmaceuticals, Inc.	May-12	75.00	3	1,416	615	801
Alexion Pharmaceuticals, Inc.	May-12	80.00	27	12,676	9,720	2,956
Alexion Pharmaceuticals, Inc.	May-12	85.00	10	5,420	5,420	—
Alexion Pharmaceuticals, Inc.	Aug-12	80.00	27	18,954	16,470	2,484
AMERIGROUP Corp.	Mar-12	65.00	7	4,529	700	3,829
AMERIGROUP Corp.	Jun-12	60.00	18	18,396	4,860	13,536
AMERIGROUP Corp.	Jan-13	70.00	20	22,127	23,000	(873)
Amylin Pharmaceuticals, Inc.	Jan-13	20.00	14	11,858	7,420	4,438
athenahealth, Inc.	Jun-12	50.00	21	15,515	2,205	13,310
Baxter International, Inc.	Jan-13	60.00	28	27,635	17,500	10,135
Baxter International, Inc.	Jan-13	65.00	28	44,715	27,020	17,695
Biogen Idec, Inc.	Jan-13	115.00	47	68,172	63,920	4,252
Biogen Idec, Inc.	Jan-13	120.00	35	63,712	56,000	7,712
Bristol Myers Squibb Co.	Mar-12	30.00	55	17,985	330	17,655
Bristol Myers Squibb Co.	Mar-12	33.00	53	19,535	4,929	14,606
Catalyst Health Solutions, Inc.	Jun-12	50.00	21	15,477	1,995	13,482
Cooper Cos., Inc.	May-12	55.00	35	20,370	1,925	18,445
Coventry Health Care, Inc.	Aug-12	35.00	51	27,896	22,440	5,456
Covidien PLC	Jul-12	50.00	14	8,218	3,150	5,068
CVS Caremark Corp.	Jan-13	45.00	138	74,627	60,720	13,907
Davita, Inc.	Apr-12	60.00	42	23,499	840	22,659
Davita, Inc.	Jul-12	90.00	4	3,868	3,120	748
DENTSPLY International, Inc.	Apr-12	40.00	85	61,814	17,850	43,964
Depomed, Inc.	Mar-12	10.00	50	21,350	19,000	2,350
Edwards Lifesciences Corp.	Jan-13	70.00	21	18,282	17,430	852
Express Scripts, Inc.	Jun-12	50.00	21	15,567	5,880	9,687
Express Scripts, Inc.	Jan-13	50.00	20	13,040	9,400	3,640
Express Scripts, Inc.	Jan-13	55.00	33	28,950	22,935	6,015
Express Scripts, Inc.	Jan-13	58.00	33	26,630	26,630	—
Forest Laboratories, Inc.	Jan-13	35.00	33	15,576	14,190	1,386
Gilead Sciences, Inc.	Aug-12	45.00	6	2,562	2,550	12
Gilead Sciences, Inc.	Jan-13	35.00	21	10,332	4,158	6,174
Gilead Sciences, Inc.	Jan-13	55.00	27	18,144	31,995	(13,851)
Gilead Sciences, Inc.	Jan-13	60.00	27	26,283	42,795	(16,512)
Human Genome Sciences, Inc.	Apr-12	20.00	34	28,967	42,500	(13,533)
Humana, Inc.	Jan-13	85.00	35	43,853	30,800	13,053
Humana, Inc.	Jan-13	98.00	41	60,966	60,966	—
Idenix Pharmaceuticals, Inc.	Jul-12	13.00	20	6,940	5,700	1,240
Intuitive Surgical, Inc.	Jan-13	400.00	4	15,988	8,440	7,548
Johnson & Johnson	Apr-12	70.00	69	54,647	35,190	19,457
Johnson & Johnson	Jan-13	68.00	50	33,349	30,250	3,099
Johnson & Johnson	Jan-13	70.00	43	35,990	33,325	2,665
Maximus, Inc.	Apr-12	40.00	144	65,687	16,560	49,127
Medicis Pharmaceutical, Class A	Jul-12	35.00	150	58,980	40,500	18,480
Merck & Co., Inc.	Jan-13	45.00	69	57,579	60,720	(3,141)
Monsanto Co.	Jan-13	80.00	21	34,901	21,945	12,956
Nuance Communications, Inc.	Apr-12	25.00	21	12,957	2,310	10,647
Nuance Communications, Inc.	Jan-13	30.00	52	32,089	33,800	(1,711)
Pfizer, Inc.	Jan-13	23.00	217	58,374	61,411	(3,037)
Pfizer, Inc.	Jan-13	25.00	289	127,735	137,275	(9,540)
Quest Diagnostics, Inc.	May-12	60.00	20	13,540	7,200	6,340
Quest Diagnostics, Inc.	Aug-12	60.00	28	14,756	13,440	1,316

Quest Diagnostics, Inc.	Aug-12	65.00	55	47,959	46,200	1,759
Regeneron Pharmaceuticals, Inc.	Mar-12	105.00	24	25,727	14,400	11,327
Regeneron Pharmaceuticals, Inc.	May-12	90.00	41	36,059	26,240	9,819
Regeneron Pharmaceuticals, Inc.	Jan-13	105.00	26	46,567	57,200	(10,633)
Salix Pharmaceuticals, Ltd.	Jul-12	45.00	5	2,485	2,550	(65)
Sanofi ADR	Mar-12	35.00	42	18,564	420	18,144
Sanofi ADR	Sep-12	41.00	137	86,732	84,940	1,792
St. Jude Medical, Inc.	Jan-13	45.00	24	21,767	16,320	5,447
Stryker Corp.	Mar-12	60.00	6	7,795	3,900	3,895
Stryker Corp.	Jan-13	60.00	18	20,870	16,200	4,670
Stryker Corp.	Jan-13	65.00	7	10,899	9,100	1,799
SXC Health Solutions Corp.	Jul-12	65.00	19	15,465	8,550	6,915
SXC Health Solutions Corp.	Oct-12	70.00	33	30,260	29,040	1,220
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	45.00	21	19,257	9,345	9,912
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	50.00	51	46,129	38,250	7,879
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	53.00	20	17,890	18,700	(810)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	55.00	14	15,218	16,030	(812)
Thermo Fisher Scientific, Inc.	Jun-12	50.00	34	27,267	3,740	23,527
UnitedHealth Group, Inc.	Mar-12	60.00	23	25,427	10,350	15,077
UnitedHealth Group, Inc.	Jan-13	55.00	17	13,100	9,520	3,580
Valeant Pharmaceuticals International, Inc.	Apr-12	50.00	31	12,111	5,425	6,686
Valeant Pharmaceuticals International, Inc.	Jan-13	45.00	21	15,582	10,500	5,082
Valeant Pharmaceuticals International, Inc.	Jan-13	47.00	21	17,682	11,970	5,712
Vertex Pharmaceuticals, Inc.	Jan-13	45.00	68	82,074	80,240	1,834
Warner Chilcott PLC, Class A	Jan-13	20.00	36	17,892	18,360	(468)
Watson Pharmaceuticals, Inc.	Aug-12	60.00	18	8,586	9,360	(774)
Zimmer Holdings, Inc.	Jan-13	65.00	21	24,087	17,640	6,447
Zimmer Holdings, Inc.	Jan-13	70.00	7	10,829	8,750	2,079

			3,247	$2,287,083	$1,786,184	$500,899

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	$00,000,000	$00,000,000	$00,000,000	$00,000,000
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$25,709,078	$—	$—	$25,709,078
Medical - Biomedical/Gene	67,316,698	—	—	67,316,698
Medical - Drugs	39,090,671	—	—	39,090,671
Medical - HMO	15,974,196	—	—	15,974,196
Pharmacy Services	12,903,513	—	—	12,903,513
Other Industries*	80,429,078	—	143,715	80,572,793
Convertible Preferred Stock	—	—	149,918	149,918
Warrants	—	42,411	3,568	45,979
Convertible Bonds & Notes	—	71,910	—	71,910
U.S. Corporate Bonds & Notes	—	77,035	—	77,035
Options - Purchased	5,210	—	—	5,210
Short-Term Investment Securities:
Registered Investment Companies	—	13,252,492	—	13,252,492
Other Financial Instruments:†
Call Option Contracts Written -Appreciation	56,325	—	—	56,325
Put Option Contracts Written - Appreciation	576,659	—	—	576,659

Total	242,061,428	13,443,848	297,201	255,802,477

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	244,177	—	—	244,177
Put Option Contracts Written - Depreciation	75,760	—	—	75,760

Total	319,937	—	—	319,937

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	$000,000	$000,000	$000,000
	Common Stock	Convertible Preferred Stock	Warrants

Balance as of 5/31/2011	$—	$—	$53,521
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation (1)	—	—	—
Change in unrealized depreciation (1)	—	(1)	(16,240)
Net purchases	143,715	149,919	—
Net sales	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	(33,713)

Balance as of 02/29/2012	$143,715	$149,918	$3,568

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

$000,000	$000,000	$000,000
Common Stock	Convertible Preferred Stock	Warrants
$—	$(1)	$(2,096)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Principal Amount(7)/ Shares		Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 19.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22		$330,000	$328,188

Banks-Commercial - 3.0%

BNP Paribas LLC FRS Bank Guar. Notes 5.29% due 04/03/17		674,000	630,345

BNP Paribas US FRS Bank Guar. Notes 4.86% due 03/23/12(1)		3,000,000	3,008,520

Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17		1,500,000	1,360,021

Manufacturers & Traders Trust Co. FRS Sub. Notes 2.08% due 04/01/13		1,206,000	1,203,277

National City Bank FRS Sub. Notes 0.90% due 06/07/17		1,580,000	1,427,739

Regions Financial Corp. FRS Senior Notes 0.74% due 06/26/12		1,100,000	1,099,090

Sky Financial Capital Trust I Notes 9.34% due 05/01/30		1,000,000	1,030,000

SunTrust Bank FRS Sub. Notes 0.78% due 08/24/15		1,000,000	917,811

US Bank NA FRS Sub. Notes 3.78% due 04/29/20		1,000,000	1,042,065

			11,718,868

Banks-Money Center - 0.0%

RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(2)		50,000	33,500

Banks-Super Regional - 2.3%

Bank of America NA FRS Sub. Notes 0.83% due 06/15/16		2,000,000	1,694,044

Bank of America NA FRS Sub. Notes 0.85% due 06/15/17		2,000,000	1,602,384

Fifth Third Bancorp FRS Sub. Notes		2,255,000	2,050,918
0.98% due 12/20/16

Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 04/13/12(2)		1,500,000	1,374,375

Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/21		2,000,000	1,970,000

			8,691,721

Containers-Paper/Plastic - 0.1%

Rock-Tenn Co. Notes 4.45% due 03/01/19*		500,000	508,126

Diversified Banking Institutions - 4.3%

Bank of America Corp. FRS Senior Notes 2.13% due 07/11/14		1,000,000	964,970

Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13(3)		5,000,000	4,812,500

JPMorgan Chase & Co. FRS Senior Notes 2.25% due 06/23/16		2,000,000	1,949,200

JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/21		1,000,000	999,609

JPMorgan Chase & Co. FRS Senior Notes 5.04% due 04/28/20		2,000,000	2,093,000

Morgan Stanley FRS Senior Notes 1.05% due 10/15/15		2,000,000	1,763,594

Morgan Stanley Senior Notes 5.40% due 05/15/15*	BRL	1,632,500	941,141
Morgan Stanley FRS Senior Notes 5.74% due 11/01/13		1,150,000	1,162,029
Morgan Stanley FRS Senior Notes 6.50% due 04/25/23		2,000,000	1,715,650

			16,401,693

Diversified Financial Services - 1.3%
General Electric Capital Corp. FRS Senior Notes 1.39% due 05/09/16		1,000,000	972,511
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/20		2,000,000	1,952,336
ZFS Finance USA Trust II FRS Bonds 6.45% due 12/15/65*		2,000,000	1,940,000

			4,864,847

Electric-Integrated - 0.7%

Dominion Resources, Inc. FRS Jr. Sub Notes 2.88% due 09/30/66		2,000,000	1,702,470
Southern California Edison Co. FRS 1st Mtg. Notes 1.00% due 09/15/14		800,000	801,727

			2,504,197

Finance-Consumer Loans - 0.3%

SLM Corp. FRS Senior Notes 4.94% due 04/01/14		1,000,000	973,580

Finance-Investment Banker/Broker - 2.2%

Citigroup Funding, Inc. FRS Company Guar. Notes 4.44% due 05/28/13		5,000,000	5,021,250
Citigroup Funding, Inc. FRS Company Guar. Notes 5.46% due 03/30/20		3,000,000	3,106,710

Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 04/14/11†(4)(5)	400,000	103,500

Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 06/10/14†(4)(6)	578,000	155,338

Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 11/01/14†(4)(6)	1,000,000	258,750

		8,645,548

Finance-Other Services - 0.0%

National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	60,000	60,224

Food-Misc. 0.2%

Kraft Foods, Inc. FRS Senior Notes 1.46% due 07/10/13	800,000	804,082

Insurance-Life/Health - 2.5%

Pacific Life Global Funding FRS Bonds 5.57% due 02/06/16*	3,300,000	3,328,281

Principal Life Income Funding Trusts FRS Senior Sec. Notes 4.79% due 03/01/12	4,390,000	4,390,000

Prudential Financial, Inc. FRS Senior Notes 5.71% due 05/23/18	2,000,000	2,085,980

		9,804,261

Insurance-Multi-line - 1.7%

ING Capital Funding Trust III FRS Company Guar. Notes 4.18% due 06/30/12(2)	1,000,000	839,996

Monumental Global Funding III FRS Senior Sec. Notes 5.57% due 05/22/18*	5,000,000	5,797,582

		6,637,578

Real Estate Investment Trusts - 0.4%

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	800,000	831,558

Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	500,000	514,150

		1,345,708

Special Purpose Entities - 0.5%

FUEL Trust Sec. Notes 3.98% due 12/15/22*	50,000	51,063

Genworth Global Funding Trusts FRS Sec. Notes 0.64% due 05/15/12	1,000,000	997,273

Strats-Daimler Chrysler FRS Bonds 4.93% due 11/15/13*	1,000,000	1,004,260

		2,052,596

Total U.S. Corporate Bonds & Notes (cost $77,226,541)		75,374,717

FOREIGN CORPORATE BONDS & NOTES - 5.0%
Banks-Commercial - 1.9%

Banco Bradesco SA FRS Senior Notes 2.60% due 05/16/14*	1,500,000	1,486,623

Barclays Bank PLC FRS Senior Notes 4.50% due 03/10/17	2,000,000	1,933,000

Barclays Bank PLC FRS Senior Notes 4.89% due 02/25/13(3)	3,000,000	3,001,500

BBVA US Senior SAU FRS Company Guar. Notes 2.62% due 05/16/14	500,000	486,674

ING Bank NV Notes 3.75% due 03/07/17*	300,000	298,908

		7,206,705

Banks-Money Center - 0.6%

ABN Amro Bank NV FRS Senior Notes 2.32% due 01/30/14*	455,000	448,997

Royal Bank of Scotland NV FRS Company Guar. Notes 5.00% due 03/31/18	2,000,000	1,862,200

		2,311,197

Diversified Banking Institutions - 0.6%

UBS AG FRS Senior Notes 1.55% due 01/28/14	500,000	493,631

UBS AG FRS Notes 5.06% due 04/09/20	2,000,000	1,973,900

		2,467,531

Diversified Minerals - 0.4%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.00% due 02/24/15	536,000	537,723

Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	800,000	903,913

		1,441,636

Gold Mining - 1.0%

AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	500,000	514,801

AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	540,000	537,740

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		2,500,000	2,381,390

Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*		500,000	522,305

			3,956,236

Metal-Diversified — 0.3%

Noranda, Inc. Company Guar. Notes 5.50% due 06/15/17		1,000,000	1,117,260

Special Purpose Entity — 0.2%

Swiss Re Capital I LP FRS Company Guar. Notes 6.85% due 05/25/16*(2)		1,000,000	902,285

Total Foreign Corporate Bonds & Notes (cost $19,659,040)			19,402,850

FOREIGN GOVERNMENT AGENCIES - 12.0%
Sovereign - 12.0%

Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/14	BRL	2,600,000	3,362,443

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,305,000	3,034,575

Government of Australia Bonds 2.50% due 09/20/30	AUD	2,750,000	3,582,853

Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	16,648,764

Government of Canada Bonds 1.50% due 12/01/44	CAD	7,280,000	9,606,848

Government of Canada Bonds 2.00% due 12/01/41	CAD	2,486,231	3,605,632

Government of Canada Bonds 4.25% due 12/01/21	CAD	4,341,420	6,286,580

Total Foreign Government Agencies (cost $35,823,701)			46,127,695

FOREIGN GOVERNMENT TREASURIES - 0.8%
Sovereign - 0.8%
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/29 TIPS(8) (cost $3,313,863)	GBP	2,016,420	3,320,200

U.S. GOVERNMENT AGENCIES - 2.9%
Federal Home Loan Mtg. Corp. - 1.3%

Federal Home Loan Mtg. Corp. REMIC FRS Series 3925, Class FL 0.70% due 01/15/41		1,958,534	1,955,079
Series 4001, Class FM 0.77% due 02/15/42(3)		1,000,000	997,188
Series 3355, Class BF 0.95% due 08/15/37		1,905,623	1,915,458

			4,867,725

Federal National Mtg. Assoc. - 1.3%

Federal National Mtg. Assoc. REMIC FRS Series 2011-103, Class FD 0.69% due 05/25/40		4,947,498	4,946,514

Government National Mtg. Assoc. - 0.3%

Government National Mtg. Assoc. FRS Series 2010-14, Class FN 0.80% due 02/16/40		1,367,806	1,372,712

Total U.S. Government Agencies (cost $11,195,283)			11,186,951

U.S. GOVERNMENT TREASURIES - 53.7%
United States Treasury Bonds - 31.8%
0.75% due 02/15/42 TIPS(8)		3,995,240	4,020,522
1.75% due 01/15/28 TIPS(8)		17,129,070	21,012,556
2.00% due 01/15/26 TIPS(8)		9,108,251	11,435,837
2.13% due 02/15/40 TIPS(8)		2,506,056	3,451,897
2.13% due 02/15/41 TIPS(8)		6,183,600	8,547,380
2.38% due 01/15/25 TIPS(8)		3,591,960	4,668,707
2.50% due 01/15/29 TIPS(8)		8,935,115	12,146,172
2.63% due 07/15/17 TIPS(8)		8,711,600	10,576,422
3.63% due 04/15/28 TIPS(8)		12,558,600	19,037,067
3.88% due 04/15/29 TIPS(8)		17,504,093	27,757,657

			122,654,217

United States Treasury Notes - 21.9%
0.50% due 04/15/15 TIPS(8)		2,082,860	2,219,060
0.63% due 04/15/13 TIPS(8)		5,338,850	5,516,949
0.63% due 07/15/21 TIPS(8)		1,001,360	1,100,323
1.13% due 01/15/21 TIPS(8)		4,642,740	5,305,779
1.25% due 04/15/14 TIPS(8)		8,531,440	9,101,980
1.38% due 07/15/18 TIPS(8)		8,791,524	10,168,637
1.38% due 01/15/20 TIPS(8)		6,262,080	7,289,449
1.63% due 01/15/15 TIPS(8)		3,203,139	3,511,191
1.88% due 07/15/13 TIPS(8)		614,410	651,418
1.88% due 07/15/15 TIPS(8)		15,084,030	16,915,322
1.88% due 07/15/19 TIPS(8)		1,585,515	1,908,316
2.00% due 04/15/12 TIPS(8)		2,224,420	2,242,841
2.00% due 07/15/14 TIPS(8)		5,986,600	6,561,409
2.00% due 01/15/16 TIPS(8)		5,685,550	6,473,090
2.38% due 01/15/17 TIPS(8)		4,476,560	5,291,782

			84,257,546

Total U.S. Government Treasuries (cost $174,759,627)			206,911,763

PREFERRED STOCK - 2.2%
Banks-Super Regional - 0.2%

US Bancorp FRS 3.50%	1,000	782,000

Electric-Integrated - 1.1%

Southern California Edison Co. FRS 4.52%	39,830	3,955,119

Finance-Consumer Loans - 0.3%

SLM Corp. FRS 4.93%	53,000	1,224,300

Insurance-Life/Health - 0.6%

Principal Financial Group, Inc. FRS 5.56%	25,800	2,405,850

Total Preferred Stock (cost $8,230,797)		8,367,269

Total Long-Term Investment Securities (cost $330,208,852)		370,691,445

SHORT-TERM INVESTMENT SECURITIES - 3.6%
Time Deposits - 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12 (cost $13,746,000)	13,746,000	13,746,000

TOTAL INVESTMENTS (cost $343,954,852) (9)	99.8%	384,437,445
Other assets less liabilities	0.2	819,822

NET ASSETS	100.0%	$385,257,267

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $20,514,874 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $3,008,520 representing 0.8% of net assets.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Bond is in default and did not pay principal at maturity.
(6)	Bond in default
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	Principal amount of security is adjusted for inflation.
(9)	See Note 5 for cost of investments on a tax basis.

REMIC - Real Estate Mortgage Investment Conduit

TIPS - Treasury Inflation Protected Security

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

GBP - British Pound

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$53,413,537	$21,961,180	$75,374,717
Foreign Corporate Bonds & Notes	—	10,632,250	8,770,600	19,402,850
Foreign Government Agencies	—	46,127,695	—	46,127,695
Foreign Government Treasuries	—	3,320,200	—	3,320,200
U.S. Government Agencies	—	10,189,763	997,188	11,186,951
U.S. Government Treasuries	—	206,911,763	—	206,911,763
Preferred Stock	8,367,269	—	—	8,367,269
Short-Term Investment Securities:
Time Deposits	—	13,746,000	—	13,746,000

Total	$8,367,269	$344,341,208	$31,728,968	$384,437,445

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	US Government Agencies
Balance as of 5/31/2011	$20,328,400	$8,937,600	$—
Accrued discounts	12,339	1,039	—
Accrued premiums	(16,213)	(7,559)	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation (1)	85,070	33,900	—
Change in unrealized depreciation (1)	(448,416)	(194,380)	—
Net purchases	2,000,000	—	997,188
Net sales	—	—	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	—	—	—

Balance as of 02/29/2012	$21,961,180	$8,770,600	$997,188

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	US Government Agencies
$(363,346)	$(160,480)	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 1)
COMMON STOCK - 93.5%
Australia - 6.7%

AGL Energy, Ltd.	29,976	$448,462
Alumina, Ltd.	140,627	206,617
Amcor, Ltd.	82,925	631,424
AMP, Ltd.	213,303	917,315
APA Group(8)	33,000	173,769
Asciano, Ltd.	59,119	313,841
ASX, Ltd.	12,159	403,977
Australia & New Zealand Banking Group, Ltd.	171,989	4,048,671
Bendigo and Adelaide Bank, Ltd.#	23,498	194,799
BGP Holdings PLC†(6)(7)	835,027	0
BHP Billiton, Ltd.	208,012	8,053,281
Boral, Ltd.#	46,963	221,608
Brambles, Ltd.	97,342	755,816
Caltex Australia, Ltd.	8,235	121,523
Campbell Brothers, Ltd.	4,500	286,473
CFS Retail Property Trust#	98,492	188,018
Coca-Cola Amatil, Ltd.#	38,023	489,333
Cochlear, Ltd.#	3,775	247,485
Commonwealth Bank of Australia#	102,899	5,454,802
Computershare, Ltd.#	27,384	227,308
Crown, Ltd.#	24,497	220,683
CSL, Ltd.	34,218	1,202,931
Dexus Property Group#	280,379	269,120
Echo Entertainment Group, Ltd.	41,139	189,714
Fairfax Media, Ltd.#	113,622	97,483
Fortescue Metals Group, Ltd.#	78,789	470,650
Goodman Group(8)	418,886	309,972
GPT Group(8)	102,898	344,301
Harvey Norman Holdings, Ltd.#	26,022	57,768
Iluka Resources, Ltd.	27,200	487,150
Incitec Pivot, Ltd.	102,269	357,552
Insurance Australia Group, Ltd.#	163,079	578,900
James Hardie Industries CDI#	28,741	225,935
Leighton Holdings, Ltd.#	9,392	257,351
Lend Lease Group(8)	29,733	238,835
Lynas Corp., Ltd.†#	105,300	137,773
Macquarie Group, Ltd.	22,301	640,251
Metcash, Ltd.#	51,531	234,321
Mirvac Group	193,328	248,802
National Australia Bank, Ltd.	143,613	3,645,602
Newcrest Mining, Ltd.	50,291	1,806,270
Orica, Ltd.	23,323	680,347
Origin Energy, Ltd.	70,175	1,024,278
OZ Minerals, Ltd.	18,834	221,174
Qantas Airways, Ltd.†	59,591	110,562
QBE Insurance Group, Ltd.	77,200	964,541
QR National, Ltd.	110,435	463,085
Ramsay Health Care, Ltd.#	8,600	169,243
Rio Tinto, Ltd.#	28,031	2,027,672
Santos, Ltd.#	61,991	958,674
Sims Metal Management, Ltd.#	10,103	166,859
Sonic Healthcare, Ltd.#	24,070	310,799
SP AusNet(8)	70,405	75,128
Stockland	142,923	485,891
Suncorp Group, Ltd.	95,306	836,086
Sydney Airport(8)	19,776	55,567
TABCORP Holdings, Ltd.	42,552	124,583
Tatts Group, Ltd.#	83,010	211,877
Telstra Corp., Ltd.#	289,213	1,023,550
Toll Holdings, Ltd.#	40,454	245,992
Transurban Group	82,794	497,238
Wesfarmers, Ltd.	66,175	2,065,210
Westfield Group	139,546	1,315,478
Westfield Retail Trust	177,900	478,880
Westpac Banking Corp.#	197,340	4,423,221
Woodside Petroleum, Ltd.	42,114	1,681,951
Woolworths, Ltd.	81,012	2,198,967
WorleyParsons, Ltd.	12,205	384,432

		58,607,171

Austria - 0.1%

Erste Group Bank AG#	5,342	134,052
Immoeast AG†#(6)(7)	13,480	0
Immofinanz AG†	26,654	93,288
OMV AG	4,614	171,692
Raiffeisen Bank International AG#	1,272	46,070
Telekom Austria AG	9,396	109,372
Verbund AG	1,775	49,756
Vienna Insurance Group AG Wiener Versicherung Gruppe	906	40,002
Voestalpine AG	3,109	110,201

		754,433

Belgium - 0.8%

Ageas	62,894	133,567
Anheuser-Busch InBev NV	50,390	3,384,925
Bekaert NV#	1,110	37,112
Belgacom SA	22,593	719,255
Colruyt SA#	2,160	84,664
Delhaize Group SA	25,597	1,406,914
Dexia SA†#	13,793	5,090
Groupe Bruxelles Lambert SA	2,295	172,389
KBC Groep NV	4,561	107,738
Mobistar SA	2,124	101,746
Solvay SA	1,684	207,218
UCB SA	2,866	115,735
Umicore SA	3,238	168,461

		6,644,814

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	44,000	258,400
Credicorp, Ltd.	2,340	287,563
Esprit Holdings, Ltd.	2,200	4,941
First Pacific Co.	193,000	216,236
Kerry Properties, Ltd.	52,500	249,768
Li & Fung, Ltd.	376,000	866,775
Noble Group, Ltd.#	243,000	275,904
NWS Holdings, Ltd.	106,961	177,069
Orient Overseas International, Ltd.	17,500	120,371
Seadrill, Ltd.#	9,281	384,730
Shangri-La Asia, Ltd.	102,000	255,125
Yue Yuen Industrial Holdings, Ltd.	55,766	189,812

		3,286,694

Brazil - 0.8%

All America Latina Logistica SA	13,000	75,324
Amil Participacoes SA	5,300	61,109
Anhanguera Educacional Participacoes SA	2,900	38,115
Banco do Brasil SA	12,600	202,877
Banco Santander Brasil SA(8)	15,300	164,382

BM&FBovespa SA	44,600	298,416
BR Malls Participacoes SA	6,800	87,156
BRF - Brasil Foods SA	15,200	317,764
Brookfield Incorporacoes SA	4,831	18,286
CCR SA	22,700	181,362
Centrais Eletricas Brasileiras SA	14,884	161,906
CETIP SA - Balcao Organizado de Ativos e Derivativos	3,800	70,811
Cia de Saneamento Basico do Estado de Sao Paulo	2,900	109,515
Cia Hering	2,200	59,175
Cielo SA	5,800	207,378
Companhia Siderurgica Nacional SA	16,200	165,184
Companhia Vale do Rio Doce	32,113	814,396
Cosan SA Industria e Comercio	3,244	58,089
CPFL Energia SA	4,900	78,954
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,100	61,524
Diagnosticos da America SA	7,900	73,606
Duratex SA	7,940	44,433
EcoRodovias Infraestrutura e Logistica SA	7,100	57,263
EDP - Energias do Brasil SA	2,500	61,144
Embraer SA	14,300	106,589
Fibria Celulose SA	4,800	43,465
HRT Participacoes em Petroleo SA†	100	39,715
Hypermarcas SA	7,426	48,346
JBS SA†	17,800	75,667
Light SA	2,100	33,262
Localiza Rent a Car SA	3,200	59,108
Lojas Renner SA	2,500	95,181
MMX Mineracao E Metalicos SA†	5,800	32,559
MRV Engenharia e Participacoes SA	5,800	46,778
Multiplan Empreendimentos Imobiliarios SA	900	20,440
Natura Cosmeticos SA	4,300	101,387
Odontoprev SA	3,100	53,976
OGX Petroleo e Gas Participacoes SA†	26,600	263,328
PDG Realty SA Empreendimentos e Participacoes	24,300	103,865
Petroleo Brasileiro SA	68,544	1,025,815
Porto Seguro SA	1,700	21,284
Raia Drogasil SA	5,700	55,498
Redecard SA	7,900	164,234
Rossi Residencial SA	4,412	26,437
Souza Cruz SA	10,155	152,037
Sul America SA(8)	2,157	23,740
Tele Norte Leste Participacoes SA	1,400	18,873
Tim Participacoes SA	20,800	125,848
Totvs SA	2,900	53,837
Tractebel Energia SA	3,600	63,688
Ultrapar Participacoes SA	7,400	168,016
Usinas Siderurgicas de Minas Gerais SA	2,900	26,007

		6,517,149

Cayman Islands - 0.4%

Alibaba.com, Ltd.†	326,500	556,500
ASM Pacific Technology, Ltd.	13,300	187,423
Belle International Holdings, Ltd.	276,000	453,346
China Zhongwang Holdings, Ltd.	1,385,037	607,143
Foxconn International Holdings, Ltd.†	159,984	112,415
HKT, Ltd./Trust/HKT, Ltd.†(8)	6,043	4,379
Lifestyle International Holdings, Ltd.	46,167	127,378
Sands China, Ltd.	164,000	617,416
Semiconductor Manufacturing International Corp.†	8,711,000	460,472
Tencent Holdings, Ltd.	4,620	120,560
Wynn Macau, Ltd.	110,435	291,173

		3,538,205

China - 1.4%

Agricultural Bank of China, Ltd.	700,000	348,367
Air China, Ltd.	362,000	273,500
Aluminum Corp of China, Ltd.	194,000	107,303
Anhui Conch Cement Co., Ltd.	56,500	196,317
Bank of China, Ltd.	1,016,000	444,063
Bank of Communications Co., Ltd.	35,000	28,880
China Communications Construction Co., Ltd.	568,000	581,460
China Communications Services Corp., Ltd.	400,000	205,255
China Construction Bank Corp.	2,205,302	1,859,503
China Life Insurance Co., Ltd.	372,461	1,162,110
China Merchants Bank Co., Ltd.	240,500	551,313
China Oilfield Services, Ltd.	264,000	462,226
China Petroleum & Chemical Corp.	881,163	1,008,835
China Shenhua Energy Co., Ltd.	213,000	981,763
China Shipping Container Lines Co., Ltd.†	337,000	115,140
China Southern Airlines Co., Ltd.†	146,000	73,600
China Telecom Corp., Ltd.	1,186,000	721,735
China Vanke Co., Ltd.	52,800	68,075
Chongqing Rural Commercial Bank, Class H†	972,000	597,772
Dongfeng Motor Group Co., Ltd.	42,000	81,983
Industrial & Commercial Bank of China	803,000	589,086
Inner Mongolia Yitai Coal Co., Ltd.	110,605	625,803
Jiangsu Expressway Co., Ltd.	566,928	593,519
PetroChina Co., Ltd.	172,000	259,900
Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	268,800	415,874

		12,353,382

Colombia - 0.1%

Almacenes Exito SA	8,686	123,828
BanColombia SA	5,559	87,810
Cementos Argos SA	11,581	71,469
Corp Financiera Colombiana SA	4,791	92,116
Ecopetrol SA	97,106	286,436
Grupo de Inversiones Suramericana SA	8,396	154,489
Interconexion Electrica SA ESP	15,308	98,802
Inversiones Argos SA	9,371	89,133

		1,004,083

Czech Republic - 0.0%

CEZ AS	218	9,414
Telefonica Czech Republic AS	10,390	225,998

		235,412

Denmark - 1.3%

AP Moller - Maersk A/S, Series A	154	1,184,446
AP Moller - Maersk A/S, Series B	319	2,572,396
Carlsberg A/S, Class B	31,946	2,514,852
Coloplast A/S, Class B#	647	106,434
Danske Bank A/S†	18,450	332,275
DSV A/S	90,968	2,119,174
Novo Nordisk A/S, Class B	14,480	2,030,428
Novozymes A/S#	6,537	194,456
TDC A/S	29,127	230,859
Tryg A/S	650	34,827
Vestas Wind Systems A/S†#	5,766	59,309
William Demant Holding A/S†#	557	51,703

		11,431,159

Egypt - 0.0%

Commercial International Bank Egypt SAE	18,271	75,468
Egyptian Co. for Mobile Services	3,487	102,631
Egyptian Kuwaiti Holding Co SAE	98,083	121,623
Orascom Construction Industries	302	13,969
Orascom Telecom Holding SAE†	27,916	19,534

		333,225

Finland - 0.7%

Elisa Oyj#	4,015	91,418
Fortum Oyj	12,553	311,909
Kesko Oyj, Class B	1,900	63,866
Kone Oyj, Class B#	4,411	262,045
Metso Oyj	3,622	172,032
Neste Oil Oyj	35,448	436,617
Nokia Oyj	163,161	856,475
Nokian Renkaat Oyj	10,379	460,609
Orion Oyj, Class B	15,390	331,551
Pohjola Bank PLC, Class A	3,260	37,678
Sampo Oyj, Class A	11,894	335,151
Sanoma Oyj#	1,900	24,845
Stora Enso Oyj, Class R	16,465	123,611
UPM-Kymmene Oyj	156,201	2,153,902
Wartsila Oyj	4,751	163,561

		5,825,270

France - 7.0%

Accor SA	4,182	147,092
Aeroports de Paris	6,297	497,497
Air Liquide SA	27,337	3,552,147
Alcatel-Lucent†#	207,250	519,656
Alstom SA	5,838	251,539
Arkema SA	3,792	347,482
Atos	11,502	654,646
AXA SA	217,771	3,512,099
BNP Paribas SA	113,142	5,522,324
Bouygues SA	17,105	544,201
Bureau Veritas SA	1,943	160,523
Cap Gemini SA	4,192	184,696
Carrefour SA	18,357	460,281
Casino Guichard Perrachon SA	1,567	152,654
Christian Dior SA	22,332	3,464,727
Cie de St. Gobain	29,648	1,407,781
Cie Generale d’Optique Essilor International SA	5,699	453,744
Cie Generale de Geophysique-Veritas†	4,082	126,118
Cie Generale des Etablissements Michelin, Class B	6,014	414,724
CNP Assurances	4,212	60,718
Credit Agricole SA	216,095	1,383,951
Danone	16,735	1,132,192
Dassault Systemes SA	2,627	218,117
Edenred	4,483	119,633
EDF SA	6,796	169,451
Eiffage SA#	1,144	45,526
Eurazeo	868	41,111
Eutelsat Communications SA	41,555	1,549,630
Fonciere Des Regions	775	56,190
France Telecom SA	317,780	4,849,796
GDF Suez	35,526	921,540
Gecina SA	624	59,924
Groupe Eurotunnel SA	14,873	129,037
ICADE	661	54,768
Iliad SA#	1,650	218,840
Imerys SA	933	56,397
JCDecaux SA†	1,567	43,487
Klepierre	2,952	93,761
L’Oreal SA	10,459	1,192,934
Lafarge SA	15,718	731,053
Lagardere SCA	3,351	100,363
Legrand SA	22,481	816,176
LVMH Moet Hennessy Louis Vuitton SA	7,279	1,224,833
Natixis	24,693	89,254
Neopost SA#	916	62,679
Pernod-Ricard SA	6,273	649,045
Peugeot SA	4,309	86,372
PPR	2,155	366,353
Publicis Groupe SA#	4,080	223,220
Renault SA	5,445	288,289
Safran SA	17,328	580,730
Sanofi	105,850	7,828,237
Schneider Electric SA	14,039	954,099
SCOR SE	4,810	127,302
Societe BIC SA	6,215	624,910
Societe Generale SA	22,371	722,768
Societe Television Francaise 1	2,770	33,103
Sodexo	2,669	205,425
Suez Environnement Co.	7,618	111,543
Technip SA	2,789	304,434
Thales SA	2,829	102,123
Total SA#	101,126	5,657,318
Unibail-Rodamco SE	2,600	502,277

Vallourec SA	3,177	223,699
Veolia Environnement SA	9,877	120,867
Vinci SA	12,796	666,325
Vivendi SA	135,902	2,918,722
Wendel SA	1,170	98,578

		61,191,031

Germany - 7.8%

Adidas AG	48,439	3,806,289
Allianz SE	46,910	5,689,208
Axel Springer AG#	4,486	213,996
BASF SE	92,635	8,133,217
Bayer AG	34,645	2,561,742
Bayerische Motoren Werke AG	47,821	4,423,517
Beiersdorf AG	2,866	179,502
Brenntag AG	2,604	303,564
Celesio AG	5,057	93,650
Commerzbank AG†#	500,387	1,257,331
Continental AG†	7,988	727,196
Daimler AG	92,628	5,602,117
Deutsche Bank AG	38,700	1,807,435
Deutsche Boerse AG	5,530	366,686
Deutsche Lufthansa AG	6,484	90,015
Deutsche Post AG	52,470	921,707
Deutsche Telekom AG	423,075	4,937,684
E.ON AG	210,744	4,847,565
Fraport AG Frankfurt Airport Services Worldwide	1,044	64,212
Fresenius Medical Care AG & Co. KGaA	7,018	491,627
Fresenius SE & Co. KGaA	3,741	386,769
GEA Group AG	4,958	167,517
Hannover Rueckversicherung AG	1,725	95,755
HeidelbergCement AG	3,985	214,545
Henkel AG & Co. KGaA	48,388	2,640,903
Hochtief AG	1,202	83,931
Infineon Technologies AG	214,324	2,167,563
K + S AG#	4,880	243,648
Kabel Deutschland Holding AG†	5,828	349,952
Lanxess AG	7,065	528,052
Linde AG	4,882	811,735
MAN SE	1,789	206,171
Merck KGaA	22,388	2,314,914
Metro AG	3,674	145,476
Muenchener Rueckversicherungs AG	28,925	4,217,849
RWE AG	14,011	638,406
Salzgitter AG	992	60,716
SAP AG	26,365	1,779,136
Siemens AG	38,162	3,806,123
Suedzucker AG	1,683	48,758
ThyssenKrupp AG	10,878	293,551
TUI AG†#	36	284
United Internet AG#	9,450	182,432
Volkswagen AG	836	141,676
Wacker Chemie AG#	446	44,031

		68,088,153

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA†	85,395	1,604,181
Hellenic Telecommunications Organization SA	6,926	21,962
National Bank of Greece SA†	27,102	84,854
OPAP SA	6,326	56,468

		1,767,465

Guernsey - 0.0%

Resolution, Ltd.	41,184	176,248

Hong Kong - 2.4%

Bank of East Asia, Ltd.	109,600	443,702
BOC Hong Kong Holdings, Ltd.	268,500	752,930
Cathay Pacific Airways, Ltd.	100,000	198,809
Cheung Kong Holdings, Ltd.	95,000	1,386,504
China Mobile, Ltd.	142,000	1,518,643
China Overseas Land & Investment, Ltd.	78,000	163,317
China Taiping Insurance Holdings Co., Ltd.†	131,600	307,443
CLP Holdings, Ltd.	137,500	1,217,897
CNOOC, Ltd.	719,998	1,648,638
Galaxy Entertainment Group, Ltd.†	89,000	220,314
Guangdong Investment, Ltd.	860,000	564,374
Hang Lung Group, Ltd.	62,000	417,666
Hang Lung Properties, Ltd.	167,000	633,016
Hang Seng Bank, Ltd.	58,400	818,452
Henderson Land Development Co., Ltd.	68,000	427,400
Hong Kong & China Gas Co., Ltd.	344,000	879,936
Hong Kong Exchanges and Clearing, Ltd.	70,800	1,318,109
Hopewell Holdings, Ltd.	56,000	171,476
Hutchison Whampoa, Ltd.	144,000	1,435,136
Hysan Development Co., Ltd.	48,000	208,865
Link REIT	169,500	634,844
MTR Corp.	123,500	436,283
New World Development Co., Ltd.	246,000	340,636
PCCW, Ltd.	278,000	102,509
Power Assets Holdings, Ltd.	101,500	757,697
Sino Land Co., Ltd.	208,000	371,687
SJM Holdings, Ltd.	118,000	247,678
Sun Hung Kai Properties, Ltd.	96,000	1,480,312
Swire Pacific, Ltd., Class A	51,000	578,963
Swire Properties, Ltd.†	16,000	39,359
Wharf Holdings, Ltd.	103,000	645,393
Wheelock & Co., Ltd.	63,000	216,872
Wing Hang Bank, Ltd.	15,500	146,583

		20,731,443

Hungary - 0.0%

Magyar Telekom Telecommunications PLC	53,267	145,404
MOL Hungarian Oil and Gas†	846	73,071
OTP Bank PLC	5,493	101,434
Richter Gedeon Nyr†	237	42,582

		362,491

India - 0.6%

ACC, Ltd.	430	11,458
Bajaj Auto Ltd.	12,413	457,288
Bank of India	10,130	76,786
Bharat Heavy Electricals, Ltd.	58,658	365,460
Bharat Petroleum Corp., Ltd.	12,941	174,800
Canara Bank	36,567	380,518
Cipla, Ltd.	13,597	87,808
Coal India, Ltd.	101,361	691,596
Gujarat Ambuja Cements, Ltd.	179,769	588,532
HCL Technologies, Ltd.	59,906	592,765
Hero Motocorp, Ltd.	7,702	306,446
Hindustan Lever, Ltd.	7,661	59,556
Housing Development Finance Corp.	3,368	45,579
ICICI Bank, Ltd.	40,763	753,130
Infosys Technologies, Ltd.	1,293	75,746
ITC, Ltd.	138,848	589,700
Oil & Natural Gas Corp., Ltd.	4,942	29,565
Reliance Communications, Ltd.	53,899	103,542
Sesa Goa, Ltd.	12,314	53,882

		5,444,157

Indonesia - 0.2%

Astra International Tbk PT	8,000	62,838
Bank Central Asia PT	159,500	134,390
Bank Negara Indonesia Persero Tbk PT	1,038,000	434,418
Bumi Resources Tbk PT	144,000	39,113
Charoen Pokphand Indonesia Tbk PT	136,500	40,481
Gudang Garam Tbk PT	69,000	434,119
PT Aneka Tambang Tbk	1,445,500	314,100

		1,459,459

Ireland - 0.1%

Anglo Irish Bank Corp., Ltd.†(6)(7)	31,152	0
CRH PLC(LSE)	20,079	429,090
CRH PLC(ISE)	11,516	247,085
Elan Corp. PLC†(ISE)	14,125	176,332
Elan Corp. PLC†(LSE)	6,435	80,332
Kerry Group PLC, Class A	3,980	169,682
Ryanair Holdings PLC ADR†#	1,000	33,520

		1,136,041

Isle of Man - 0.1%

Genting Singapore PLC†#	402,000	519,114

Israel - 0.6%

Bank Hapoalim BM	77,794	252,044
Bank Leumi Le-Israel BM	86,700	251,318
Bezeq The Israeli Telecommunication Corp., Ltd.	129,700	214,394
Cellcom Israel, Ltd.	4,000	54,250
Delek Group, Ltd.	301	54,412
Elbit Systems, Ltd.	1,700	62,362
Israel Chemicals, Ltd.	32,700	346,805
Israel Corp., Ltd.	200	120,074
Israel Discount Bank, Ltd., Class A†	58,100	73,021
Mizrahi Tefahot Bank, Ltd.	9,100	71,842
NICE Systems, Ltd.†	4,400	149,886
Partner Communications Co., Ltd.	6,300	46,338
Teva Pharmaceutical Industries, Ltd.	69,200	3,100,365

		4,797,111

Italy - 2.5%

A2A SpA#	25,868	26,037
Assicurazioni Generali SpA	33,077	532,788
Atlantia SpA	50,954	853,327
Autogrill SpA	2,833	28,761
Banca Carige SpA#	18,218	27,961
Banca Monte dei Paschi di Siena SpA	345,583	184,628
Banco Popolare SC#	155,176	285,302
Enel Green Power SpA#	49,816	98,095
Enel SpA	873,506	3,505,280
ENI SpA	93,191	2,149,181
Exor SpA	1,587	39,898
Fiat Industrial SpA†	21,576	229,966
Fiat SpA#	21,670	125,358
Finmeccanica SpA#	11,498	58,181
Intesa Sanpaolo SpA	1,867,029	3,634,152
Intesa Sanpaolo SpA RSP	923,014	1,476,907
Luxottica Group SpA	3,310	119,553
Mediaset SpA	20,149	59,702
Mediobanca SpA	53,862	350,908
Parmalat SpA	65	147
Pirelli & C. SpA#	6,776	70,596
Prysmian SpA	5,797	100,094
Saipem SpA	55,588	2,812,053
Snam Rete Gas SpA	535,701	2,593,637
Telecom Italia SpA	297,887	343,297
Telecom Italia SpA RSP	404,536	382,933
Terna Rete Elettrica Nazionale SpA	34,158	128,699
UniCredit SpA	357,818	1,862,071
Unione di Banche Italiane SCPA#	22,386	103,731

		22,183,243

Japan - 17.4%

ABC-Mart, Inc.#	458	16,131
Advantest Corp.#	2,652	37,387
Aeon Co., Ltd.#	123,205	1,564,123
Aeon Credit Service Co., Ltd.#	1,372	19,815
Aeon Mall Co., Ltd.	19,080	426,478
Air Water, Inc.	2,743	35,667
Aisin Seiki Co., Ltd.	42,483	1,495,711
Ajinomoto Co., Inc.#	131,000	1,543,831
Alfresa Holdings Corp.	23,732	1,043,694
All Nippon Airways Co., Ltd.#	411,628	1,260,861
Amada Co., Ltd.	6,000	42,145
Aozora Bank, Ltd.#	10,000	28,909
Asahi Glass Co., Ltd.	200,000	1,796,039
Asahi Group Holdings, Ltd.	6,857	149,978
Asahi Kasei Corp.	260,000	1,647,189
Asics Corp.#	2,973	35,037
Astellas Pharma, Inc.#	7,900	324,591
Bank of Kyoto, Ltd.#	23,825	209,850
Bank of Yokohama, Ltd.	272,941	1,316,187
Benesse Holdings, Inc.	14,789	678,595
Bridgestone Corp.	24,611	592,190
Brother Industries, Ltd.	27,206	351,747
Canon, Inc.	72,555	3,284,566
Casio Computer Co., Ltd.#	3,932	27,039

Central Japan Railway Co.#	224	1,837,963
Chiba Bank, Ltd.#	209,713	1,326,024
Chiyoda Corp.#	2,743	35,161
Chubu Electric Power Co., Inc.	93,259	1,710,532
Chugai Pharmaceutical Co., Ltd.	3,932	64,332
Chugoku Bank, Ltd.	2,743	36,510
Chugoku Electric Power Co., Inc.	5,211	94,489
Citizen Holdings Co., Ltd.	4,663	28,796
Coca-Cola West Co., Ltd.	1,098	18,667
Cosmo Oil Co., Ltd.#	10,971	31,986
Credit Saison Co., Ltd.	45,960	917,052
Dai Nippon Printing Co., Ltd.#	144,057	1,483,278
Dai-ichi Life Insurance Co., Ltd.#	1,375	1,806,495
Daicel Corp.	189,000	1,232,255
Daido Steel Co., Ltd.#	121,000	797,835
Daihatsu Motor Co., Ltd.#	3,000	57,498
Daiichi Sankyo Co., Ltd.	50,785	932,735
Daikin Industries, Ltd.	21,106	625,728
Dainippon Sumitomo Pharma Co., Ltd.#	2,743	28,446
Daito Trust Construction Co., Ltd.	1,280	112,742
Daiwa House Industry Co., Ltd.	8,663	111,791
Daiwa Securities Group, Inc.	29,255	121,281
Dena Co., Ltd.#	16,608	540,388
Denki Kagaku Kogyo KK	8,663	34,742
Denso Corp.	37,185	1,229,131
Dentsu, Inc.	3,200	99,397
East Japan Railway Co.	6,034	386,728
Eisai Co., Ltd.#	44,003	1,780,906
Electric Power Development Co., Ltd.#	20,229	516,861
FamilyMart Co., Ltd.#	29,898	1,165,908
FANUC Corp.	19,183	3,476,019
Fast Retailing Co., Ltd.#	1,300	269,147
Fuji Electric Co., Ltd.	10,057	26,104
Fuji Heavy Industries, Ltd.#	183,057	1,382,667
FUJIFILM Holdings Corp.	76,728	1,941,561
Fujitsu, Ltd.	315,438	1,711,258
Fukuoka Financial Group, Inc.	13,713	59,717
Furukawa Electric Co., Ltd.	313,971	915,379
Gree, Inc.#	35,629	1,114,146
GS Yuasa Corp.#	6,000	32,329
Gunma Bank, Ltd.	88,314	475,846
Hachijuni Bank, Ltd.	134,314	788,138
Hakuhodo DY Holdings, Inc.#	412	25,113
Hamamatsu Photonics KK	12,415	442,291
Hino Motors, Ltd.#	179,571	1,276,812
Hirose Electric Co., Ltd.#	582	59,782
Hiroshima Bank, Ltd.#	9,142	42,061
Hisamitsu Pharmaceutical Co., Inc.#	1,098	49,571
Hitachi Chemical Co., Ltd.#	34,537	637,717
Hitachi Construction Machinery Co., Ltd.#	1,920	40,129
Hitachi High-Technologies Corp.	1,098	25,123
Hitachi Metals, Ltd.	2,743	34,283
Hitachi, Ltd.	110,000	640,054
Hokkaido Electric Power Co., Inc.	3,292	48,637
Hokuhoku Financial Group, Inc.	21,027	40,611
Hokuriku Electric Power Co.	60,156	1,119,646
Honda Motor Co., Ltd.	88,700	3,377,125
Hoya Corp.	7,771	180,868
Ibiden Co., Ltd.	44,300	1,066,492
Idemitsu Kosan Co., Ltd.	6,466	666,565
IHI Corp.	518,770	1,314,634
Inpex Corp.	134	951,138
Isetan Mitsukoshi Holdings, Ltd.#	106,183	1,195,196
Isuzu Motors, Ltd.	21,027	118,469
ITOCHU Corp.	26,927	306,403
ITOCHU Techno-Solutions Corp.#	10,458	465,715
Iyo Bank, Ltd.	4,000	36,265
J. Front Retailing Co., Ltd.#	67,663	341,270
Japan Petroleum Exploration Co.#	5,800	281,474
Japan Prime Realty Investment Corp.	256	677,712
Japan Real Estate Investment Corp.	124	1,095,239
Japan Retail Fund Investment Corp.	34	50,902
Japan Steel Works, Ltd.	5,825	43,138
Japan Tobacco, Inc.	219	1,163,833
JFE Holdings, Inc.	50,837	1,095,037
JGC Corp.	3,657	105,855
Joyo Bank, Ltd.#	197,885	893,391
JS Group Corp.	4,754	99,419
JSR Corp.#	3,200	67,196
JTEKT Corp.	3,932	44,404
Jupiter Telecommunications Co., Ltd.	32	31,177
JX Holdings, Inc.	280,625	1,760,595
Kajima Corp.#	78,628	242,781
Kamigumi Co., Ltd.	4,000	34,346
Kaneka Corp.#	86,571	497,339
Kansai Electric Power Co., Inc.	89,348	1,479,424
Kansai Paint Co., Ltd.#	54,657	516,381
Kao Corp.	20,517	524,724
Kawasaki Heavy Industries, Ltd.	25,598	80,299
Kawasaki Kisen Kaisha, Ltd.#	12,799	26,924
KDDI Corp.	370	2,348,628
Keikyu Corp.#	8,228	73,282
Keio Corp.#	10,057	72,251
Keisei Electric Railway Co., Ltd.	4,571	33,570
Keyence Corp.	700	183,590
Kikkoman Corp.#	2,743	30,234
Kinden Corp.	2,000	15,820
Kintetsu Corp.#	29,000	110,592
Kirin Holdings Co., Ltd.	145,628	1,712,638
Kobe Steel, Ltd.	789,882	1,370,075
Koito Manufacturing Co., Ltd.#	5,975	102,389
Komatsu, Ltd.	25,613	763,128
Konami Corp.#	1,646	45,235
Konica Minolta Holdings, Inc.	8,685	73,292
Kubota Corp.#	21,027	206,933
Kuraray Co., Ltd.	5,943	85,683
Kurita Water Industries, Ltd.	2,012	51,705
Kyocera Corp.	2,700	238,812
Kyowa Hakko Kirin Co., Ltd.	4,571	48,808
Kyushu Electric Power Co., Inc.#	7,131	104,829
Lawson, Inc.#	1,098	64,564
Mabuchi Motor Co., Ltd.#	400	18,600
Makita Corp.	2,012	83,658
Marubeni Corp.	268,255	1,917,286
Marui Group Co., Ltd.	3,932	32,021

Maruichi Steel Tube, Ltd.	823	18,345
Mazda Motor Corp.†#	27,426	45,210
McDonald’s Holdings Co. Japan, Ltd.#	1,189	30,994
Medipal Holdings Corp.	2,652	31,874
MEIJI Holdings Co., Ltd.	915	38,777
Miraca Holdings, Inc.	915	34,950
Mitsubishi Chemical Holdings Corp.	87,227	502,180
Mitsubishi Corp.	52,149	1,277,262
Mitsubishi Electric Corp.	226,000	2,026,744
Mitsubishi Estate Co., Ltd.	106,941	1,933,857
Mitsubishi Gas Chemical Co., Inc.	7,000	44,434
Mitsubishi Heavy Industries, Ltd.	53,938	252,803
Mitsubishi Logistics Corp.	1,829	21,442
Mitsubishi Materials Corp.	20,113	64,825
Mitsubishi Motors Corp.†#	1,035,565	1,235,697
Mitsubishi Tanabe Pharma Corp.	3,989	54,469
Mitsubishi UFJ Financial Group, Inc.	1,078,495	5,572,246
Mitsubishi UFJ Lease & Finance Co., Ltd.	28,283	1,207,307
Mitsui & Co., Ltd.	167,492	2,882,535
Mitsui Chemicals, Inc.	14,628	50,026
Mitsui Fudosan Co., Ltd.	20,628	391,295
Mitsui O.S.K. Lines, Ltd.	240,113	1,092,900
Mizuho Financial Group, Inc.#	861,859	1,441,909
MS&AD Insurance Group Holdings	10,057	215,640
Murata Manufacturing Co., Ltd.#	3,600	214,565
Nabtesco Corp.	1,984	46,226
Namco Bandai Holdings, Inc.	3,566	49,790
NEC Corp.†	45,710	89,407
NGK Insulators, Ltd.	4,571	62,810
NGK Spark Plug Co., Ltd.	2,743	36,983
NHK Spring Co., Ltd.	124,473	1,283,164
Nidec Corp.#	1,920	181,395
Nikon Corp.	58,934	1,595,691
Nintendo Co., Ltd.	1,737	256,415
Nippon Building Fund, Inc.	11	105,413
Nippon Electric Glass Co., Ltd.	7,000	65,445
Nippon Express Co., Ltd.	324,734	1,274,328
Nippon Meat Packers, Inc.	2,743	35,262
Nippon Paper Group, Inc.#	1,737	37,244
Nippon Sheet Glass Co., Ltd.#	17,000	28,441
Nippon Steel Corp.	90,506	260,529
Nippon Telegraph & Telephone Corp.	13,400	632,169
Nippon Yusen KK#	27,426	81,647
Nishi-Nippon City Bank, Ltd.	11,885	33,773
Nissan Motor Co., Ltd.	277,339	2,838,554
Nisshin Seifun Group, Inc.	3,200	38,263
Nisshin Steel Co., Ltd.	11,885	20,469
Nissin Foods Holdings Co., Ltd.	1,006	37,745
Nitori Holdings Co., Ltd.	2,550	215,506
Nitto Denko Corp.	2,926	120,222
NKSJ Holdings, Inc.	6,995	164,011
NOK Corp.	1,737	34,702
Nomura Holdings, Inc.	64,725	298,584
Nomura Real Estate Holdings, Inc.	1,646	28,510
Nomura Real Estate Office Fund, Inc.	5	28,940
Nomura Research Institute, Ltd.	1,829	43,492
NSK, Ltd.	8,228	64,982
NTN Corp.	8,923	38,858
NTT Data Corp.	22	74,127
NTT DoCoMo, Inc.#	606	1,034,725
NTT Urban Development Corp.	22	17,645
Obayashi Corp.#	24,885	112,348
Odakyu Electric Railway Co., Ltd.#	10,971	104,730
OJI Paper Co., Ltd.#	15,000	74,548
Olympus Corp.	3,900	65,200
Omron Corp.	45,457	1,006,552
Ono Pharmaceutical Co., Ltd.	1,463	79,908
Oracle Corp. Japan	640	23,060
Oriental Land Co., Ltd.#	915	94,776
ORIX Corp.#	6,757	650,846
Osaka Gas Co., Ltd.	33,000	126,658
Otsuka Corp.	275	20,365
Otsuka Holdings Co., Ltd.	19,000	533,608
Panasonic Corp.#	261,011	2,437,045
Rakuten, Inc.	129	128,222
Resona Holdings, Inc.#	33,369	159,682
Ricoh Co., Ltd.#	48,885	449,220
Rinnai Corp.#	549	39,846
Rohm Co., Ltd.	11,337	570,406
Sankyo Co., Ltd.	915	44,011
Sanrio Co., Ltd.#	915	37,426
Santen Pharmaceutical Co., Ltd.#	1,280	50,624
SBI Holdings, Inc.	400	38,627
Secom Co., Ltd.	3,700	175,464
Sega Sammy Holdings, Inc.	3,840	72,794
Seiko Epson Corp.#	2,195	29,702
Sekisui Chemical Co., Ltd.	7,314	62,802
Sekisui House, Ltd.	10,057	95,263
Seven & I Holdings Co., Ltd.#	13,439	371,313
Seven Bank, Ltd.#	10,598	23,206
Sharp Corp.#	17,370	122,225
Shikoku Electric Power Co., Inc.#	3,200	88,099
Shimadzu Corp.#	4,000	34,641
Shimamura Co., Ltd.	396	43,307
Shimano, Inc.	1,300	75,323
Shimizu Corp.#	10,971	44,402
Shin-Etsu Chemical Co., Ltd.	7,314	391,837
Shinsei Bank, Ltd.	24,684	31,884
Shionogi & Co., Ltd.	101,266	1,401,455
Shiseido Co., Ltd.	6,308	109,492
Shizuoka Bank, Ltd.#	10,057	102,191
Showa Denko KK#	26,512	60,010
Showa Shell Sekiyu KK	3,292	22,192
SMC Corp.	1,006	171,524
Softbank Corp.	86,516	2,576,642
Sojitz Corp.#	22,294	41,412
Sony Corp.	117,919	2,519,686
Sony Financial Holdings, Inc.	3,097	56,652
Square Enix Holdings Co., Ltd.#	1,098	21,422
Stanley Electric Co., Ltd.	2,560	43,365
Sumco Corp.†#	2,012	21,632
Sumitomo Chemical Co., Ltd.	28,340	122,717
Sumitomo Corp.	19,930	295,432
Sumitomo Electric Industries, Ltd.	75,748	984,938
Sumitomo Heavy Industries, Ltd.	10,057	55,302
Sumitomo Metal Industries, Ltd.	59,423	123,539
Sumitomo Metal Mining Co., Ltd.	9,000	133,411

Sumitomo Mitsui Financial Group, Inc.#	58,117	1,971,074
Sumitomo Mitsui Trust Holdings, Inc.	379,000	1,314,774
Sumitomo Realty & Development Co., Ltd.	6,000	139,943
Sumitomo Rubber Industries, Ltd.	3,109	39,125
Suruga Bank, Ltd.	3,000	27,789
Suzuken Co., Ltd.#	1,280	37,712
Suzuki Motor Corp.	6,034	143,038
Sysmex Corp.	1,280	46,042
T&D Holdings, Inc.	10,239	119,533
Taisei Corp.	18,284	48,358
Taisho Pharmaceutical Holdings Co., Ltd.†	915	73,277
Taiyo Nippon Sanso Corp.	4,571	30,196
Takashimaya Co., Ltd.#	4,571	35,032
Takeda Pharmaceutical Co., Ltd.#	28,179	1,272,197
TDK Corp.	29,795	1,554,076
Teijin, Ltd.	16,456	55,063
Terumo Corp.	3,017	145,301
THK Co., Ltd.	18,303	387,495
Tobu Railway Co., Ltd.#	18,284	95,142
Toho Co., Ltd.#	2,103	37,176
Toho Gas Co., Ltd.	7,314	42,648
Tohoku Electric Power Co., Inc.	8,045	94,612
Tokio Marine Holdings, Inc.	31,191	861,407
Tokyo Electric Power Co., Inc.†	25,506	70,597
Tokyo Electron, Ltd.	3,017	167,384
Tokyo Gas Co., Ltd.	43,882	200,273
Tokyu Corp.#	20,113	96,742
Tokyu Land Corp.	7,314	35,180
TonenGeneral Sekiyu KK	5,000	46,254
Toppan Printing Co., Ltd.#	29,057	228,410
Toray Industries, Inc.#	26,000	184,869
Toshiba Corp.	71,308	312,285
Tosoh Corp.#	9,142	26,878
TOTO, Ltd.#	5,000	37,828
Toyo Seikan Kaisha, Ltd.	2,743	40,188
Toyo Suisan Kaisha, Ltd.	1,829	46,957
Toyoda Gosei Co., Ltd.	1,098	20,571
Toyota Boshoku Corp.#	1,189	14,905
Toyota Industries Corp.	3,200	99,752
Toyota Motor Corp.	159,600	6,587,009
Toyota Tsusho Corp.	3,749	75,220
Trend Micro, Inc.#	1,920	56,072
Tsumura & Co.#	1,098	31,647
Ube Industries, Ltd.	18,284	52,857
Unicharm Corp.#	2,012	104,078
Ushio, Inc.	1,837	27,231
USS Co., Ltd.	394	38,581
West Japan Railway Co.	3,017	123,033
Yahoo Japan Corp.#	258	81,567
Yakult Honsha Co., Ltd.#	1,737	53,676
Yamada Denki Co., Ltd.	1,454	94,262
Yamaguchi Financial Group, Inc.	3,657	33,380
Yamaha Corp.#	2,743	26,219
Yamaha Motor Co., Ltd.	10,437	149,705
Yamaichi Securities Co., Ltd. ADR†(5)(6)(7)	6,000	0
Yamato Holdings Co., Ltd.	7,040	111,026
Yamato Kogyo Co., Ltd.	732	23,034
Yamazaki Baking Co., Ltd.#	1,829	24,615
Yaskawa Electric Corp.#	3,657	35,090
Yokogawa Electric Corp.†	3,657	34,775

		151,660,808

Jersey - 0.7%

Experian PLC	28,311	425,853
Glencore International PLC#	39,800	273,533
Petrofac, Ltd.#	130,070	3,292,230
Randgold Resources, Ltd.	2,579	295,411
Shire PLC	26,950	942,387
Wolseley PLC	8,061	312,399
WPP PLC	35,782	457,397

		5,999,210

Luxembourg - 0.5%

ArcelorMittal	24,303	512,396
Kernel Holding SA†	1,755	41,239
Millicom International Cellular SA SDR#	24,234	2,715,740
SES SA FDR	8,479	204,524
Subsea 7 SA†	8,012	192,509
Tenaris SA#	13,382	260,301

		3,926,709

Malaysia - 0.4%

AirAsia Bhd	180,300	220,296
Alliance Financial Group Bhd	380,000	492,205
AMMB Holdings Berhad	205,200	419,922
Berjaya Corp Bhd	498,800	160,688
Berjaya Sports Toto Bhd	386,200	564,699
British American Tobacco Berhad	34,500	601,202
Digi.com Berhad	67,000	89,915
Genting Bhd	23,200	82,096
Genting Plantations Bhd	46,200	143,435
Hong Leong Financial Group Bhd	82,900	333,759
Parkson Holdings Bhd	208,900	391,230

		3,499,447

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	467,153	272,676

Mexico - 0.5%

Alfa SAB de CV, Class A	7,703	103,147
America Movil SAB de CV, Series L	926,372	1,113,129
Arca Continental SAB de CV	14,397	66,933
Cemex SAB de CV CPO†(8)	220,100	168,659
Coca-Cola Femsa SAB de CV, Series L	9,200	91,010
Compartamos SAB de CV	42,067	47,272
El Puerto de Liverpool SAB de CV	4,947	39,102
Fomento Economico Mexicano SAB de CV(8)	48,200	354,447
Grupo Aeroportuario del Pacifico SAB de CV Series B	29,406	110,125
Grupo Bimbo SAB de CV, Class A	51,000	114,382
Grupo Carso SAB de CV Class A1	17,778	55,378
Grupo Elektra SA de CV	1,360	117,983
Grupo Financiero Banorte SAB de CV	39,300	159,144

Grupo Financiero Inbursa SA	50,700	99,890
Grupo Mexico SAB de CV, Class B	93,020	293,014
Grupo Modelo SAB de CV, Class C	20,323	132,863
Grupo Televisa SAB	50,400	215,240
Industrias Penoles SAB de CV	2,254	111,110
Kimberly-Clark de Mexico SAB de CV, Class A	14,716	82,008
Mexichem SAB de CV	31,600	114,330
Minera Frisco SAB de CV†	13,300	58,001
Urbi, Desarrollos Urbanos, SA de CV†	18,800	21,887
Wal-Mart de Mexico SAB de CV, Series V	152,264	473,942

		4,142,996

Morocco - 0.0%

Attijariwafa Bank	3,301	146,827
Douja Promotion Groupe Addoha SA	7,834	68,663
Maroc Telecom SA	1,690	28,113

		243,603

Netherlands - 2.9%

Aegon NV†	48,714	255,063
Akzo Nobel NV	17,581	997,241
ASML Holding NV	21,880	1,005,700
Corio NV	1,684	80,926
Delta Lloyd NV	11,663	216,375
European Aeronautic Defence and Space Co., NV	84,382	3,065,188
Fugro NV	1,936	142,173
Heineken Holding NV	74,157	3,309,778
Heineken NV	65,663	3,466,943
ING Groep NV CVA†	180,600	1,602,003
Koninklijke Ahold NV	287,038	3,969,525
Koninklijke Boskalis Westminster NV	2,007	76,875
Koninklijke DSM NV	16,374	910,779
Koninklijke KPN NV	228,201	2,473,301
Koninklijke Philips Electronics NV	28,921	607,063
Koninklijke Vopak NV	1,995	111,368
PostNL#	15	89
Qiagen NV†	6,625	101,549
Randstad Holding NV	3,373	127,625
Reed Elsevier NV	72,740	897,691
SBM Offshore NV	4,783	86,792
STMicroelectronics NV	18,046	134,663
TNT Express NV	10,200	127,075
Unilever NV CVA	46,689	1,550,739
Wolters Kluwer NV	8,470	157,702

		25,474,226

New Zealand - 0.1%

Auckland International Airport, Ltd.	68,960	138,393
Contact Energy, Ltd.†	23,952	96,536
Fletcher Building, Ltd.	47,265	257,940
Sky City Entertainment Group, Ltd.	39,572	124,158
Telecom Corp. of New Zealand, Ltd.	133,443	238,292

		855,319

Norway - 0.4%

Aker Solutions ASA	11,064	191,909
DnB ASA	27,605	354,360
Gjensidige Forsikring ASA#	33,558	401,658
Norsk Hydro ASA	26,336	158,316
Orkla ASA	21,894	182,065
Statoil ASA	56,220	1,609,332
Telenor ASA	20,532	379,460
Yara International ASA	5,355	262,605

		3,539,705

Peru - 0.0%

Cia de Minas Buenaventura SA ADR	5,578	223,845
Volcan Cia Minera S.A.A. Series B	101,621	134,912

		358,757

Philippines - 0.2%

Aboitiz Equity Ventures, Inc.	53,900	60,134
Aboitiz Power Corp.	362,900	271,613
Ayala Land, Inc.	316,800	151,898
Bank of the Philippine Islands	325,280	507,454
BDO Unibank, Inc.	271,300	415,627
Globe Telecom, Inc.	16,599	450,353

		1,857,079

Poland - 0.1%

Bank Millennium SA	69,317	97,326
Bank Pekao SA	635	31,646
BRE Bank SA†	92	8,953
Enea SA	19,158	103,206
Grupa Lotos SA†	3,411	30,827
Jastrzebska Spolka Weglowa SA†	1,839	61,614
KGHM Polska Miedz SA	4,206	199,972
PGE SA	32,736	209,741
Polski Koncern Naftowy Orlen SA†	10,088	115,658
Powszechna Kasa Oszczednosci Bank Polski SA	5,609	61,555
Powszechny Zaklad Ubezpieczen SA	563	60,858
Synthos SA	42,062	70,598
Tauron Polska Energia SA	15,367	25,296
Telekomunikacja Polska SA	11,881	65,154

		1,142,404

Portugal - 0.1%

Banco Espirito Santo SA#	76,071	168,139
Cimpor Cimentos de Portugal SGPS SA	7,944	53,861
EDP-Energias de Portugal SA	79,280	231,318
Galp Energia SGPS SA Class B	6,546	114,161
Jeronimo Martins SGPS SA†	6,230	115,041
Portugal Telecom SGPS SA	19,022	98,356

		780,876

Russia - 0.7%

Federal Grid Co. Unified Energy System JSC	6,109,218	71,698
Federal Hydrogenerating Co., JSC	1,596,000	65,042
Gazprom OAO	272,559	1,811,210
IDGC Holding JSC†	208,091	21,121
Inter Rao Ues OAO	19,915,815	24,297

LSR Group OJSC GDR	973	5,152
LUKOIL OAO	14,340	921,733
Magnit GDR	7,611	224,296
Mechel ADR	5,805	64,436
MMC Norilsk Nickel OJSC	872	171,712
Mobile Telesystems OJSC ADR	11,938	217,869
NovaTek OAO GDR	2,039	295,859
Rosneft Oil Co.	56,023	433,603
Rostelecom OJSC†	10,901	54,811
Sberbank of Russia	191,389	654,550
Severstal OAO	1,583	24,273
Surgutneftegaz OJSC	125,740	131,166
Tatneft	27,096	179,917
Uralkali OJSC	41,660	339,600
VTB Bank OJSC (MMM)	17,482,394	43,389
VTB Bank OJSC (RSE)	32,510,000	80,137

		5,835,871

Singapore - 1.3%

Ascendas Real Estate Investment Trust#	113,360	186,720
CapitaLand, Ltd.	159,000	391,572
CapitaMall Trust#	137,129	197,363
CapitaMalls Asia, Ltd.	74,000	91,121
City Developments, Ltd.#	31,000	275,881
ComfortDelGro Corp., Ltd.	131,000	160,261
COSCO Corp. (Singapore), Ltd.#	54,000	52,029
DBS Group Holdings, Ltd.	120,000	1,362,491
Fraser and Neave, Ltd.	62,166	332,539
Global Logistic Properties, Ltd.†#	113,360	197,597
Jardine Cycle & Carriage, Ltd.	7,000	267,485
Keppel Corp., Ltd.	95,000	839,364
Keppel Land, Ltd.#	39,000	106,649
Neptune Orient Lines, Ltd.#	54,000	57,858
Olam International, Ltd.#	100,562	191,371
Oversea-Chinese Banking Corp., Ltd.	179,000	1,285,268
SembCorp Industries, Ltd.	65,000	274,937
SembCorp Marine, Ltd.#	55,000	235,278
Singapore Airlines, Ltd.#	37,000	326,022
Singapore Exchange, Ltd.#	63,000	363,195
Singapore Press Holdings, Ltd.#	106,000	321,225
Singapore Technologies Engineering, Ltd.	104,218	264,993
Singapore Telecommunications, Ltd.	539,000	1,366,194
StarHub, Ltd.	48,000	112,837
United Overseas Bank, Ltd.	87,000	1,255,627
UOL Group, Ltd.	22,855	85,707
Wilmar International, Ltd.#	128,902	526,677
Yangzijiang Shipbuilding Holdings, Ltd.#	118,000	128,317

		11,256,578

South Africa - 0.8%

ABSA Group, Ltd.	15,179	322,293
African Bank Investments, Ltd.	34,488	180,384
African Rainbow Minerals, Ltd.	5,578	141,827
Anglo American Platinum, Ltd.	1,605	126,499
AngloGold Ashanti, Ltd.	8,785	380,943
Arcelormittal South Africa Ltd.	4,687	40,681
Aspen Pharmacare Holdings, Ltd.†	4,238	61,297
Aveng, Ltd.	41,573	200,340
Barloworld, Ltd.	16,062	190,705
Bidvest Group, Ltd.	3,872	90,620
FirstRand, Ltd.	122,453	389,596
Foschini, Ltd.	7,791	122,591
Gold Fields, Ltd.	16,231	256,690
Harmony Gold Mining Co., Ltd.	8,651	114,012
Impala Platinum Holdings, Ltd.	11,587	257,748
Imperial Holdings, Ltd.	9,846	193,173
Kumba Iron Ore, Ltd.	3,931	298,678
Liberty Holdings, Ltd.	16,753	199,378
Life Healthcare Group Holdings, Ltd.	12,387	35,865
MMI Holdings, Ltd.	3,633	9,228
MTN Group, Ltd.	38,432	692,210
Naspers, Ltd.	7,527	417,755
Nedbank Group, Ltd.	6,171	131,940
Netcare, Ltd.	11,290	20,665
Pretoria Portland Cement Co., Ltd.	15,720	66,128
Remgro, Ltd.	11,625	206,008
RMB Holdings, Ltd.	7,160	29,786
Sanlam, Ltd.	83,128	341,500
Sasol, Ltd.	15,476	823,765
Shoprite Holdings, Ltd.	5,639	102,091
Standard Bank Group, Ltd.	21,638	318,466
Tiger Brands, Ltd.	371	12,866
Truworths International, Ltd.	6,199	66,702
Vodacom Group, Ltd.	6,971	96,047
Woolworths Holdings Ltd.	20,528	123,300

		7,061,777

South Korea - 1.4%

BS Financial Group, Inc.	11,580	144,397
Daelim Industrial Co., Ltd.	4,143	466,619
DGB Financial Group, Inc.	32,220	433,450
Dongbu Insurance Co., Ltd.	8,640	377,272
Dongkuk Steel Mill Co., Ltd.	11,990	270,082
Hana Financial Group, Inc.	20,734	731,150
Hankook Tire Co., Ltd.	10,370	397,197
Hynix Semiconductor, Inc.†	35,810	966,692
Hyundai Engineering & Construction Co., Ltd.	6,607	500,224
Hyundai Merchant Marine Co., Ltd.†	19,060	533,266
Hyundai Mipo Dockyard Co., Ltd.	3,201	446,362
Hyundai Mobis	392	99,864
Hyundai Motor Co.	6,696	1,292,843
Industrial Bank of Korea	30,400	353,259
Kia Motors Corp.	12,621	797,609
Korea Exchange Bank	27,200	198,154
KP Chemical Corp.	19,690	293,927
KT&G Corp.	5,288	346,002
LG Display Co., Ltd.†	1,540	40,746
NHN Corp	1,677	350,023
OCI Co., Ltd.	111	26,641
POSCO	130	48,341
Samsung Electronics Co., Ltd.	2,311	2,491,288
SK Telecom Co., Ltd.	2,680	348,557

		11,953,965

Spain - 2.9%

Abertis Infraestructuras SA	21,726	371,227
Acciona SA	721	56,723
Acerinox SA#	2,468	35,232
ACS Actividades de Construccion y Servicios SA#	12,051	358,601
Amadeus IT Holding SA	40,331	768,381
Banco Bilbao Vizcaya Argentaria SA	133,549	1,197,273
Banco de Sabadell SA#	41,528	134,446
Banco Popular Espanol SA#	396,976	1,629,513
Banco Santander SA	471,534	3,911,954
Bankia SA†#	249,216	1,008,044
Bankinter SA#	67,911	419,817
CaixaBank	21,063	99,368
Distribuidora Internacional de Alimentacion SA†	16,357	79,978
EDP Renovaveis SA†	5,534	28,828
Enagas SA	37,096	760,867
Ferrovial SA	152,295	1,927,574
Fomento de Construcciones y Contratas SA#	1,440	36,490
Gas Natural SDG SA	42,112	712,544
Grifols SA†#	3,904	81,140
Iberdrola SA	483,735	2,862,780
Inditex SA	6,176	570,302
Indra Sistemas SA#	11,417	145,172
International Consolidated Airlines Group SA†#	26,146	68,554
Mapfre SA#	537,976	1,849,919
Mediaset Espana Comunicacion SA#	7	42
Red Electrica Corp. SA	3,068	154,896
Repsol YPF SA	135,351	3,529,020
Sacyr Vallehermoso SA#	132	528
Telefonica SA	131,694	2,247,589
Zardoya Otis SA#	4,137	55,779

		25,102,581

Sweden - 2.4%

Alfa Laval AB	9,576	196,678
Assa Abloy AB, Class B	71,365	2,167,870
Atlas Copco AB, Class A	165,827	4,325,617
Atlas Copco AB, Class B	11,087	257,034
Boliden AB	60,208	1,054,604
Electrolux AB, Class B#	6,801	149,345
Getinge AB, Class B	25,521	729,359
Hennes & Mauritz AB, Class B	33,858	1,216,817
Hexagon AB	7,140	143,516
Holmen AB, Class B	1,247	36,222
Husqvarna AB, Class B	12,542	75,478
Industrivarden AB, Class C	2,936	44,261
Investment AB Kinnevik, Class B	5,871	133,803
Investor AB, Class B	97,144	2,162,573
Lundin Petroleum AB†	6,302	147,054
Modern Times Group AB, Class B	1,356	66,316
Nordea Bank AB	74,414	717,509
Ratos AB, Class B Series B	5,078	65,770
Sandvik AB	28,551	436,239
Scania AB, Class B	9,059	181,541
Securitas AB, Class B	8,871	85,267
Skandinaviska Enskilda Banken AB, Class A	39,982	299,164
Skanska AB, Class B	11,359	207,205
SKF AB, Class B	11,042	279,187
SSAB AB, Class A#	4,260	44,649
Svenska Cellulosa AB, Class B	16,243	290,159
Svenska Handelsbanken AB, Class A	13,833	464,529
Swedbank AB, Class A	22,899	391,755
Swedish Match AB	6,211	237,202
Tele2 AB, Class B	8,993	183,073
Telefonaktiebolaget LM Ericsson, Class B	127,813	1,283,577
TeliaSonera AB	61,281	447,142
Volvo AB, Class B	140,888	2,055,788

		20,576,303

Switzerland - 6.3%

ABB, Ltd.†	85,681	1,753,965
Actelion, Ltd.†	53,614	2,021,414
Adecco SA†	4,531	227,076
Aryzta AG†	48,202	2,392,251
Baloise Holding AG	1,347	106,009
Barry Callebaut AG†	52	50,925
Cie Financiere Richemont SA, Class A	14,986	920,164
Credit Suisse Group AG†	32,695	878,540
GAM Holding AG†	13,592	179,534
Geberit AG†	2,169	465,591
Givaudan SA†	555	524,204
Holcim, Ltd.†	17,657	1,151,501
Julius Baer Group, Ltd.†	5,862	229,698
Kuehne & Nagel International AG	2,651	348,993
Lindt & Spruengli AG	3	109,130
Lindt & Spruengli AG (Participation Certificate)	904	2,772,853
Lonza Group AG†	32,002	1,662,887
Nestle SA	212,441	12,985,506
Novartis AG	116,968	6,372,668
Pargesa Holding SA	766	56,855
Partners Group Holding AG	5,339	994,387
Roche Holding AG	36,634	6,377,644
Schindler Holding AG (Participation Certificate)	2,025	249,572
Schindler Holding AG	619	75,263
SGS SA	157	294,147
Sika AG	50	108,876
Sonova Holding AG†	20,761	2,317,742
Straumann Holding AG#	10,107	1,602,016
Sulzer AG	682	97,924
Swatch Group AG	1,247	99,104
Swatch Group AG, Class B	2,880	1,305,821
Swiss Life Holding AG†	865	99,723
Swiss Re AG†	9,928	589,293
Swisscom AG	660	262,920
Syngenta AG†	2,716	885,620
Transocean, Ltd.	16,004	853,004
UBS AG†	171,461	2,397,460
Zurich Financial Services AG†	4,227	1,064,342

		54,884,622

Taiwan - 1.4%

Acer, Inc.	426,000	652,130
Advantech Co., Ltd.	157,338	529,884
Asustek Computer, Inc.	82,755	776,989
AU Optronics Corp.	1,282,213	693,536
Catcher Technology Co., Ltd.	12,000	87,971
Cathay Financial Holding Co., Ltd.	291,000	342,516
Chang Hwa Commercial Bank	628,000	384,542
China Airlines, Ltd.	1,238,866	587,909
China Development Financial Holding Corp.	1,206,000	408,619
China Life Insurance Co., Ltd.	615,601	639,768
China Motor Corp.	323,000	358,755
China Petrochemical Development Corp.	214,000	274,816
Chunghwa Telecom Co., Ltd.	190,000	584,297
Far EasTone Telecommunications Co., Ltd.	228,000	478,555
Farglory Land Development Co., Ltd.	126,000	268,322
Feng Hsin Iron & Steel Co.	123,000	216,744
Formosa Chemicals & Fibre Corp.	87,000	272,282
Formosa Plastics Corp.	238,000	744,863
Formosa Taffeta Co., Ltd.	365,000	365,671
Hon Hai Precision Industry Co., Ltd.	61,000	212,699
HTC Corp.	5,000	112,430
Lite-On Technology Corp.	496,214	674,369
Motech Industries, Inc.	51,000	105,657
Nan Ya Plastics Corp.	359,536	883,062
Taiwan Semiconductor Manufacturing Co., Ltd.	425,103	1,172,808

		11,829,194

Thailand - 0.2%

Advanced Info Service PCL	107,100	566,198
Bangkok Bank PCL	94,400	605,108
CP ALL PCL	164,800	360,747

		1,532,053

Turkey - 0.1%

Akbank TAS	44,097	176,963
Anadolu Efes Biracilik ve Malt Sanayii AS	7,948	120,404
Arcelik AS	15,817	72,697
Asya Katilim Bankasi AS†	34,867	36,276
BIM Birlesik Magazalar AS GDR	2,871	100,935
Coca-Cola Icecek AS	956	12,296
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	39,847	52,847
Enka Insaat ve Sanayi AS	22,793	65,019
Eregli Demir ve Celik Fabrikalari TAS	18,754	43,956
Ford Otomotiv Sanayi AS	4,345	40,859
Haci Omer Sabanci Holdings AS	22,173	95,826
Koza Altin Isletmeleri AS	891	17,674
Tupras-Turkiye Petrol Rafinerileri AS	527	13,015
Turkcell Iletisim Hizmet AS†	5,575	30,595
Turkiye Garanti Bankasi AS	26,722	101,431
Turkiye Halk Bankasi AS	16,192	111,538
Turkiye Is Bankasi, Class C	59,993	142,669
Turkiye Vakiflar Bankasi Tao	8,465	15,001

		1,250,001

United Kingdom - 18.4%

3i Group PLC	27,678	83,442
Admiral Group PLC#	89,545	1,534,263
Aggreko PLC	69,757	2,455,908
AMEC PLC	40,850	718,770
Anglo American PLC	56,897	2,398,260
Antofagasta PLC	117,599	2,488,274
ARM Holdings PLC	72,755	659,173
Associated British Foods PLC	10,115	192,782
AstraZeneca PLC	146,322	6,535,402
Aviva PLC	696,574	4,081,426
Babcock International Group PLC	66,367	795,042
BAE Systems PLC	639,017	3,178,946
Balfour Beatty PLC	446,351	1,973,367
Barclays PLC	535,185	2,085,993
BG Group PLC	147,018	3,549,295
BHP Billiton PLC	237,169	7,687,736
BP PLC	1,654,529	12,960,905
British American Tobacco PLC	189,871	9,596,630
British Land Co. PLC	199,762	1,494,620
British Sky Broadcasting Group PLC	274,847	2,929,603
BT Group PLC	1,143,167	3,910,129
Bunzl PLC	9,363	143,296
Burberry Group PLC	38,119	856,286
Cairn Energy PLC†	47	257
Capita PLC#	17,328	211,440
Capital Shopping Centres Group PLC	15,862	83,956
Carnival PLC	5,971	175,546
Centrica PLC	768,545	3,716,942
Cobham PLC	32,758	97,663
Compass Group PLC	53,564	536,854
Diageo PLC	71,656	1,713,953
Essar Energy PLC†#	7,933	13,239
Eurasian Natural Resources Corp. PLC	24,109	268,677
Fresnillo PLC	5,077	153,625
G4S PLC	39,910	183,621
GKN PLC	43,778	152,386
GlaxoSmithKline PLC	496,234	10,949,792
Hammerson PLC	20,088	125,211
HSBC Holdings PLC	1,089,976	9,629,140
ICAP PLC	15,960	97,704
Imperial Tobacco Group PLC	46,027	1,824,019
Inmarsat PLC	32,834	250,522
Intercontinental Hotels Group PLC	50,144	1,143,960
International Power PLC#	43,245	237,974
Intertek Group PLC	4,522	166,542
Invensys PLC	22,992	76,119
Investec PLC	45,559	289,919
ITV PLC	287,822	393,562
J Sainsbury PLC	34,388	163,194
Johnson Matthey PLC	6,095	223,796
Kazakhmys PLC	6,086	107,376
Kingfisher PLC	129,819	586,956

Land Securities Group PLC	21,859	234,735
Legal & General Group PLC	684,793	1,316,040
Lloyds Banking Group PLC†	2,051,547	1,140,211
London Stock Exchange Group PLC	27,495	394,551
Lonmin PLC#	4,593	80,596
Man Group PLC, Class B	53,324	111,047
Marks & Spencer Group PLC	73,002	421,584
Meggitt PLC	22,045	135,516
National Grid PLC	102,025	1,041,229
Next PLC	5,095	224,607
Old Mutual PLC	354,170	896,447
Pearson PLC	23,044	439,562
Prudential PLC	73,072	828,283
Reckitt Benckiser Group PLC	17,764	983,474
Reed Elsevier PLC	34,488	302,043
Rexam PLC	394,614	2,605,962
Rio Tinto PLC	81,672	4,656,762
Rolls-Royce Holdings PLC†	53,039	686,851
Royal Bank of Scotland Group PLC†	578,010	256,740
Royal Dutch Shell PLC, Class A	304,738	11,085,128
Royal Dutch Shell PLC, Class B	154,644	5,731,109
RSA Insurance Group PLC	99,403	172,847
SABMiller PLC	28,917	1,171,953
Sage Group PLC	37,456	185,083
Schroders PLC	104,144	2,561,454
Segro PLC	21,087	78,836
Serco Group PLC	13,979	123,428
Severn Trent PLC	6,704	167,980
Smith & Nephew PLC	25,293	248,675
Smiths Group PLC	11,114	192,372
SSE PLC	29,709	609,706
Standard Chartered PLC	76,145	1,959,425
Standard Life PLC	64,876	239,966
Tate & Lyle PLC	43,603	483,842
Tesco PLC	396,078	1,991,811
TUI Travel PLC#	13,187	41,539
Tullow Oil PLC	25,638	601,616
Unilever PLC	36,804	1,189,181
United Utilities Group PLC	19,274	187,504
Vedanta Resources PLC#	3,380	77,432
Vodafone Group PLC	2,619,345	7,057,011
Weir Group PLC#	5,950	199,351
Whitbread PLC	5,022	135,582
WM Morrison Supermarkets PLC	62,102	286,514
Xstrata PLC	59,559	1,137,029

		160,556,107

United States - 0.1%

Southern Copper Corp.	8,156	262,293
Synthes, Inc.*	1,853	320,747

		583,040

Total Common Stock
(cost $797,860,975)		814,562,860

EXCHANGE-TRADED FUNDS - 0.3%
United States - 0.3%

iShares MSCI Chile Investable Market Index Fund	17,850	1,212,015
Vanguard MSCI Emerging Markets ETF	40,773	1,819,699

Total Exchange-Traded Funds
(cost $2,728,450)		3,031,714

PREFERRED STOCK - 1.9%
Brazil - 0.8%

AES Tiete SA	3,300	48,907
Banco Bradesco SA	42,000	763,080
Banco Estado Rio Grande Sul	4,000	47,658
Bradespar SA	5,400	113,865
Braskem SA	6,700	60,787
Centrais Eletricas Brasileiras SA, Class B	396	6,023
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,700	125,154
Cia Energetica de Minas Gerais	9,100	208,628
Cia Energetica de Sao Paulo	3,900	85,415
Cia Paranaense de Energia	3,400	85,591
Companhia De Bebidas Das Americas	17,342	697,820
Companhia de Transmissao de Energia Paulista	1,500	50,523
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2,700	58,127
Gerdau SA	19,100	199,648
Gol Linhas Aereas Inteligentes SA	4,000	34,916
Itau Unibanco Holding SA	50,838	1,089,438
Itausa-Investimentos Itau SA	48,600	339,613
Klabin SA	5,945	29,565
Lojas Americanas SA	5,679	60,519
Metalurgica Gerdau SA	5,600	74,514
OI SA	8,234	55,620
Petroleo Brasileiro SA	93,467	1,323,152
Suzano Papel e Celulose SA	4,836	23,149
TAM SA	2,200	51,245
Tele Norte Leste Participacoes SA	6,100	66,213
Telefonica Brasil SA	6,850	205,031
Telemar Norte Leste SA	842	21,089
Usinas Siderurgicas de Minas Gerais SA, Class A	11,900	80,731
Vale SA, Class A	42,840	1,060,242

		7,066,263

Colombia - 0.0%

BanColombia SA	7,867	126,940
Grupo Aval Acciones y Valores	52,788	37,209

		164,149

Germany - 0.9%

Bayerische Motoren Werke AG	24,919	1,477,713
Henkel AG & Co. KGaA	51,574	3,356,582
Porsche Automobil Holding SE	4,340	282,546
ProSiebenSat.1 Media AG	1,865	48,465
RWE AG	9,974	419,247
Volkswagen AG	9,109	1,703,276

		7,287,829

Russia - 0.0%

AK Transneft OAO		56	94,753
Sberbank of Russia†		35,994	93,720
Surgutneftegas OJSC		95,270	64,787

			253,260

South Korea - 0.2%

Hyundai Motor Co.		4,021	226,439
Hyundai Motor Co. (2nd preferred)		7,571	431,091
LG Chem, Ltd.		2,874	319,840
Samsung Electronics Co., Ltd.		1,471	921,738

			1,899,108

Total Preferred Stock (cost $14,636,952)			16,670,609

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC Company Guar. Bonds 4.19% due 12/14/22	GBP	5,000	15,434
National Grid Gas PLC Company Guar. Bonds 7.00% due 12/16/24	GBP	5,000	10,299

Total Foreign Corporate Bonds & Notes (cost $15,461)			25,733

RIGHTS† - 0.0%
Brazil - 0.0%
Duratex SA Expired 02/09/12 (cost $0)		8	34

Total Long-Term Investment Securities (cost $815,241,838)			834,290,950

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Registered Investment Companies - 8.2%

Navigator Securities Lending Prime Portfolio(1)(2)		71,386,264	71,386,264
Time Deposits - 3.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12		$30,494,000	30,494,000
U.S. Government Treasuries - 0.8%

United States Treasury Bills
0.00% due 04/19/12@		200,000	199,999
0.00% due 03/15/12@		3,200,000	3,200,000
0.01% due 03/15/12@		3,500,000	3,499,979

			6,899,978

Total Short-Term Investment Securities (cost $108,780,242)			108,780,242

TOTAL INVESTMENTS - (cost $924,022,080)(4)		108.2%	943,071,192
Liabilities in excess of other assets		(8.2)	(71,810,900)

NET ASSETS -		100.0%	$871,260,292

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $320,747 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 29, 2012, the Fund had loaned securities with a total value of $67,525,613. This was secured by collateral of $71,386,264, which was received in cash and subsequently invested in short-term investments currently valued at $71,386,264 as reported in the portfolio of investments. The remaining collateral of $77,931 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bill	zero coupon	6/28/12
United States Treasury Notes/Bonds	0.38% to 7.87%	04/15/12 to 11/15/28

(3)	Denominated in United States Dollars unless otherwise indicated.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Yamaichi Securities Co., Ltd. ADR Common Stock	8/4/1993	6,000	$478,650	$0	$0	0.00%

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(7)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(8)	Consist of more than one type of securities traded together as a unit.

ADR - American Depository Receipt

CPO - Certification de Participacion Ordinario

CVA - Certification Van Aandelen (Dutch Cert.)

FDR - Federal Depository Receipt

GDR - Global Depository Receipt

ISE - Irish Stock Exchange

LSE - London Stock Exchange

MMM - Micex Main Market

RSE - Russian Trading System Stock Exchange

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Appreciation (Depreciation)
258	Long	ASX SPI 200 Index	March 2012	$29,181,506	$29,661,406	$479,900
31	Long	Emini MSCI Emerging Market Index	March 2012	2,378,847	2,419,085	40,238
125	Long	Nikkei 225 Index	March 2012	5,470,770	6,103,125	632,355

						$1,152,493

Currency Legend

GBP - Pound Sterling

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$58,607,171	$—	$0	$58,607,171
France	61,191,031	—	—	61,191,031
Germany	68,088,153	—	—	68,088,153
Japan	151,660,808	—	0	151,660,808
Switzerland	54,884,622	—	—	54,884,622
United Kingdom	160,556,107	—	—	160,556,107
Other Countries*	259,574,968	—	0	259,574,968
Exchange Traded Funds	3,031,714	—	—	3,031,714
Preferred Stock	16,670,609	—	—	16,670,609
Foreign Corporate Bonds & Notes	—	25,733	—	25,733
Rights	34	—	—	34
Short-Term Investment Securities:
Registered Investment Companies	—	71,386,264	—	71,386,264
Time Deposits	—	30,494,000	—	30,494,000
U.S. Government Treasuries	—	6,899,978	—	6,899,978
Other Financial Instruments:†
Open Futures Contracts-Appreciation	1,152,493	—	—	1,152,493

Total	$835,417,710	$108,805,975	$0	$944,223,685

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—

Balance as of 02/29/2012	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	9.2%
Registered Investment Companies	8.2
Oil Companies-Integrated	6.4
Medical-Drugs	6.0
Auto-Cars/Light Trucks	4.1
Diversified Banking Institutions	3.8
Time Deposits	3.5
Telephone-Integrated	3.4
Electric-Integrated	2.7
Chemicals-Diversified	2.5
Diversified Minerals	2.3
Food-Misc.	2.2
Brewery	1.9
Cellular Telecom	1.9
Tobacco	1.7
Insurance-Multi-line	1.7
Insurance-Life/Health	1.7
Food-Retail	1.3
Real Estate Investment Trusts	1.1
Oil Companies-Exploration & Production	1.1
Electronic Components-Semiconductors	1.0
Oil-Field Services	0.9
Telecom Services	0.9
Metal-Diversified	0.8
Real Estate Operations & Development	0.8
Diversified Operations	0.8
Gas-Distribution	0.8
Soap & Cleaning Preparation	0.8
U.S. Government Treasuries	0.8
Import/Export	0.7
Auto/Truck Parts & Equipment-Original	0.7
Medical Products	0.7
Building & Construction-Misc.	0.6
Machinery-Construction & Mining	0.6
Transport-Marine	0.6
Audio/Video Products	0.6
Insurance-Reinsurance	0.6
Finance-Other Services	0.6
Insurance-Property/Casualty	0.5
Investment Management/Advisor Services	0.5
Industrial Gases	0.5
Apparel Manufacturers	0.5
Aerospace/Defense	0.5
Retail-Misc./Diversified	0.5
Electric Products-Misc.	0.5
Transport-Rail	0.5
Office Automation & Equipment	0.5
Chemicals-Specialty	0.5
Transport-Truck	0.5
Rubber-Tires	0.5
Public Thoroughfares	0.5
Steel-Producers	0.4
Diversified Manufacturing Operations	0.4
Building Products-Cement	0.4
Athletic Footwear	0.4
Photo Equipment & Supplies	0.4
Industrial Automated/Robotic	0.4
Metal Processors & Fabrication	0.4
Cable/Satellite TV	0.4
Aerospace/Defense-Equipment	0.4
Medical-Generic Drugs	0.4
Commercial Services	0.4
Retail-Major Department Stores	0.4
Beverages-Non-alcoholic	0.4
Building & Construction Products-Misc.	0.4
Electronic Components-Misc.	0.3
Investment Companies	0.3
Airlines	0.3
Gold Mining	0.3
Exchange-Traded Funds	0.3
Retail-Apparel/Shoe	0.3
Food-Confectionery	0.3
Paper & Related Products	0.3
Metal-Copper	0.3
Engineering/R&D Services	0.3
Real Estate Management/Services	0.3
Oil Refining & Marketing	0.3
Diversified Financial Services	0.3
Containers-Metal/Glass	0.3
Metal-Iron	0.3
Gas-Transportation	0.3
Food-Baking	0.3
Building-Heavy Construction	0.3
Coal	0.3
Beverages-Wine/Spirits	0.3
Retail-Jewelry	0.3
Computers-Integrated Systems	0.3
Wireless Equipment	0.3
Computers	0.3
Finance-Leasing Companies	0.3
Agricultural Chemicals	0.3
Machinery-General Industrial	0.2
Casino Hotels	0.2
Transport-Services	0.2
Cosmetics & Toiletries	0.2
Satellite Telecom	0.2
Enterprise Software/Service	0.2
Building Products-Doors & Windows	0.2
Printing-Commercial	0.2
Auto-Heavy Duty Trucks	0.2
Semiconductor Components-Integrated Circuits	0.2
Computers-Memory Devices	0.2
Medical-Biomedical/Gene	0.2
Oil & Gas Drilling	0.2
E-Commerce/Services	0.2
Multimedia	0.2
Machine Tools & Related Products	0.2
Commercial Services-Finance	0.2
Hotels/Motels	0.1
Retail-Convenience Store	0.1
Distribution/Wholesale	0.1
Power Converter/Supply Equipment	0.1
Semiconductor Equipment	0.1
Computer Services	0.1
Water	0.1
Finance-Investment Banker/Broker	0.1
Medical-Wholesale Drug Distribution	0.1
Publishing-Books	0.1
Internet Content-Entertainment	0.1
Diversified Operations/Commercial Services	0.1
Finance-Credit Card	0.1
Circuit Boards	0.1
Wire & Cable Products	0.1
Electric-Generation	0.1
Agricultural Operations	0.1
Airport Development/Maintenance	0.1
Shipbuilding	0.1
Steel-Specialty	0.1
Medical Instruments	0.1
Building-Maintance & Services	0.1
Telecommunication Equipment	0.1
Applications Software	0.1
Lottery Services	0.1
Transactional Software	0.1
Motorcycle/Motor Scooter	0.1

Chemicals-Plastics	0.1
Schools	0.1
Electric-Distribution	0.1
Mining	0.1
Computers-Periphery Equipment	0.1
Building Products-Air & Heating	0.1
Containers-Paper/Plastic	0.1
Office Supplies & Forms	0.1
Television	0.1
Retail-Hypermarkets	0.1
Sugar	0.1
Retail-Building Products	0.1
Electronics-Military	0.1
Optical Supplies	0.1
Food-Catering	0.1
Coatings/Paint	0.1
Steel Pipe & Tube	0.1
Dialysis Centers	0.1
Non-Ferrous Metals	0.1
Advertising Agencies	0.1
Instruments-Scientific	0.1
Food-Meat Products	0.1

108.2%

*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012

Security Description	Principal Amount(4)		Value (Note 1)
CORPORATE BONDS & NOTES - 11.0%
Australia - 0.2%

Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/14*		$400,000	$402,704

Bermuda - 0.1%

China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		275,000	264,000

Brazil - 0.7%

Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		215,000	219,300
Banco Bradesco SA Senior Notes 4.50% due 01/12/17*		300,000	309,000
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		375,000	385,313
Hypermarcas SA Senior Notes 6.50% due 04/20/21*		270,000	260,550
Oi SA Senior Notes 9.75% due 09/15/16*	BRL	500,000	289,707

			1,463,870

British Virgin Islands - 0.3%

Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		320,000	304,818
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*		359,025	367,103

			671,921

Cayman Islands - 0.4%

Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/18*		250,000	251,250
Grupo Aval, Ltd. Company Guar. Notes 5.25% due 02/01/17*		200,000	205,514
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16		301,000	296,485

			753,249

Chile - 0.2%

Empresa Nacional del Petroleo Senior Notes 4.75% due 12/06/21*		310,000	320,324

Colombia - 0.5%

Banco de Bogota SA Senior Notes 5.00% due 01/15/17*		260,000	268,518
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	752,000,000	456,496
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*		330,000	345,972

			1,070,986

Denmark - 0.2%

FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/13	EUR	350,000	472,332

Germany - 0.1%

Daimler AG Senior Notes 4.63% due 09/02/14	EUR	200,000	286,949

Indonesia - 0.2%

Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/21*		480,000	514,800

Ireland - 0.9%

Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*		355,000	365,650
Irish Life & Permanent PLC Government Guar. Notes 3.13% due 04/22/13	EUR	217,000	273,931
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*		345,000	344,137
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		355,000	340,800
VEB-Leasing Via VEB Leasing Investment, Ltd Senior Notes 5.13% due 05/27/16		525,000	528,281

			1,852,799

Israel - 0.2%

Israel Electric Corp., Ltd. Senior Notes 6.70% due 02/10/17*		320,000	323,783

Kazakhstan - 0.1%

KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		250,000	274,715

Luxembourg - 0.4%

Evraz Group SA Senior Notes 6.75% due 04/27/18*		350,000	340,976
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*		240,000	252,900
Minerva Luxembourg SA Company Guar. Notes 12.25% due 02/10/22*		320,000	334,400

			928,276

Mexico - 0.8%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		275,000	280,500
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/22*		400,000	412,327
Grupo Elektra SA de CV Company Guar. Notes 7.25% due 08/06/18		300,000	286,878

Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/22*		290,000	303,630
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/22*		325,000	333,938

			1,617,273

Netherlands - 1.1%

Allianz Finance II BV Company Guar. Notes 3.50% due 02/14/22	EUR	300,000	406,847
BMW Finance NV Company Guar. Notes 2.13% due 01/13/15	EUR	400,000	543,536
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/19	GBP	200,000	319,071
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15		240,000	237,600
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	735,252

			2,242,306

New Zealand - 0.7%

ANZ National (International), Ltd. Government Guar. Notes 3.25% due 04/02/12*		700,000	701,303
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	849,482

			1,550,785

Peru - 0.2%

Corp. Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/22*		200,000	201,240
Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/22*		108,000	112,694

			313,934

Portugal - 0.2%

BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	459,376

Russia - 0.2%

Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		360,000	361,894

South Africa - 0.5%

Republic of South Africa Senior Notes 4.67% due 01/17/24		960,000	1,000,800

Spain - 0.3%

BBVA Senior Finance SAU Bank Guar. Notes 2.75% due 09/10/12	EUR	300,000	400,756
CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	267,254

			668,010

Sweden - 0.1%

Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/16	EUR	150,000	208,435

Thailand - 0.1%

Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	304,706

Turkey - 0.2%

Finansbank AS Senior Notes 5.50% due 05/11/16*		350,000	329,000

United Arab Emirates - 0.3%

Abu Dhabi National Energy Co. Senior Notes 4.13% due 03/13/17*		300,000	304,125
Abu Dhabi National Energy Co. Senior Notes
5.88% due 12/13/21*		200,000	209,500
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17		110,000	121,550

			635,175

United Kingdom - 0.6%

City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*		750,000	647,878
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		300,000	301,017
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		365,000	336,713

			1,285,608

United States - 0.7%

Fifth Third Bancorp Senior Notes 3.63% due 01/25/16		112,000	118,323
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20		290,000	326,975
International Business Machines Corp. Senior Notes 1.95% due 07/22/16		380,000	392,866
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20		250,000	243,418
Walt Disney Co. Senior Notes 2.75% due 08/16/21		400,000	405,430

			1,487,012

Venezuela - 0.5%

Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		300,000	186,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		830,000	759,450

			946,200

Total Corporate Bonds & Notes (cost $22,451,118)			23,011,222

GOVERNMENT AGENCIES - 66.1%
Argentina - 1.3%

Republic of Argentina Senior Notes 2.50% due 12/31/38(1)		1,052,134	393,498
Republic of Argentina Senior Notes 8.28% due 12/31/33		2,446,207	1,932,503
Republic of Argentina Senior Notes 8.75% due 06/02/17		400,000	399,000

			2,725,001

Australia - 0.5%

New South Wales Treasury Corp. Govt. Guar. Notes 6.00% due 02/01/18	AUD	900,000	1,033,166

Austria - 0.5%

Republic of Austria Senior Notes 3.40% due 11/22/22	EUR	500,000	686,601
Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	420,074

			1,106,675

Belgium - 0.6%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	445,000	634,813
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	400,000	568,503
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	100,000	135,961

			1,339,277

Brazil - 3.0%

Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		1,440,000	1,630,800
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		536,000	629,800
Federal Republic of Brazil Senior Notes 5.88% due 01/15/19		950,000	1,140,000
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37		300,000	414,900
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18		940,000	1,127,530
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		794,000	1,208,865

			6,151,895

Canada - 2.2%

Government of Canada Bonds 2.00% due 03/01/14	CAD	3,220,000	3,310,568
Government of Canada Bonds 3.25% due 06/01/21	CAD	590,000	659,796
Government of Canada Bonds 5.00% due 06/01/37	CAD	410,000	594,880

			4,565,244

Colombia - 1.7%

Republic of Colombia Bonds 4.38% due 07/12/21		1,140,000	1,234,050
Republic of Colombia Senior Bonds 6.13% due 01/18/41		704,000	864,864
Republic of Colombia Senior Notes 7.38% due 03/18/19		580,000	744,140
Republic of Colombia Senior Notes 7.38% due 09/18/37		270,000	378,405
Republic of Colombia Senior Notes 8.13% due 05/21/24		260,000	368,550

			3,590,009

Croatia - 0.8%

Republic of Croatia Senior Notes 6.38% due 03/24/21		340,000	320,450
Republic of Croatia Senior Notes 6.63% due 07/14/20		850,000	824,780
Republic of Croatia Senior Notes 6.75% due 11/05/19		600,000	591,127

			1,736,357

Denmark - 0.4%

Kingdom of Denmark Bonds 3.00% due 11/15/21	DKK	4,100,000	809,920

Dominican Republic - 0.2%

Dominican Republic Senior Notes 7.50% due 05/06/21		390,000	399,165

El Salvador - 0.8%

Republic of El Salvador Senior Bonds 7.38% due 12/01/19		730,000	785,845
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		710,000	773,900

			1,559,745

Finland - 0.6%

Government of Finland Bonds 2.75% due 07/04/28	EUR	500,000	658,994
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	100,000	145,621
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	320,000	495,914

			1,300,529

France - 3.0%

Government of France Bonds 2.50% due 07/25/16	EUR	1,260,000	1,744,502
Government of France Bonds 3.25% due 04/25/16	EUR	850,000	1,213,210
Government of France Bonds 3.50% due 04/25/20	EUR	900,000	1,270,951
Government of France Bonds 4.00% due 04/25/18	EUR	350,000	516,657
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	498,056
Government of France Bonds 4.25% due 10/25/18	EUR	290,000	432,692
Government of France Bonds 4.50% due 04/25/41	EUR	440,000	673,305
Government of France Bonds 5.50% due 04/25/29	EUR	347	575

			6,349,948

Gabon - 0.3%

Republic of Gabon Bonds 8.20% due 12/12/17		432,000	510,840

Germany - 2.9%

Federal Republic of Germany Bonds 1.25% due 10/14/16	EUR	600,000	817,845
Federal Republic of Germany Bonds 2.00% due 01/04/22	EUR	620,000	838,994
Federal Republic of Germany Bonds 2.25% due 09/04/20	EUR	350,000	491,019
Federal Republic of Germany Bonds 2.50% due 01/04/21	EUR	720,000	1,027,094
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	150,000	218,680
Federal Republic of Germany Bonds 3.25% due 07/04/42	EUR	300,000	469,076
Federal Republic of Germany Bonds 3.50% due 07/04/19	EUR	450,000	689,465
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	205,000	348,831
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	179,971
Federal Republic of Germany Bonds 4.75% due 07/04/28	EUR	600,000	1,040,633

			6,121,608

Hungary - 1.7%

Republic of Hungary Sec. Notes 4.75% due 02/03/15		1,230,000	1,171,575
Republic of Hungary Senior Notes 6.25% due 01/29/20		540,000	508,950
Republic of Hungary Senior Notes 6.38% due 03/29/21		670,000	630,637
Republic of Hungary Senior Notes 7.63% due 03/29/41		1,328,000	1,241,680

			3,552,842

Indonesia - 2.3%

Perusahaan Penerbit SBSN Senior Notes 8.80% due 04/23/14		700,000	792,081
Republic of Indonesia Senior Notes 4.88% due 05/05/21		750,000	822,187
Republic of Indonesia Senior Notes 5.88% due 03/13/20		550,000	638,688
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		830,000	1,245,000
Republic of Indonesia Senior Notes 11.63% due 03/04/19		790,000	1,190,925

			4,688,881

Ivory Coast - 0.2%

Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†(2)		560,000	344,400

Japan - 18.4%

Government of Japan Senior Notes 0.10% due 09/15/13	JPY	24,000,000	295,174
Government of Japan Senior Notes 0.30% due 09/20/16	JPY	20,000,000	246,164
Government of Japan Senior Bonds 0.40% due 06/20/15	JPY	232,400,000	2,879,093

Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	990,865
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	226,000,000	2,807,237
Government of Japan Senior Bonds 0.80% due 03/20/13	JPY	360,000,000	4,460,187
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	185,000,000	2,315,481
Government of Japan Senior Notes 1.10% due 06/20/20	JPY	83,000,000	1,049,794
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	255,000,000	3,285,899
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	120,000,000	1,505,406
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	432,816
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	42,850,000	550,467
Government of Japan Senior Notes 1.50% due 09/20/14	JPY	50,000,000	636,300
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,485,487
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	266,000,000	3,490,353
Government of Japan Senior Bonds 1.70% due 09/20/17	JPY	61,000,000	804,830
Government of Japan Bonds 1.70% due 03/20/18	JPY	30,000,000	396,701
Government of Japan Senior Notes 1.90% due 09/20/23	JPY	46,000,000	611,776
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,794,514
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	300,000,000	3,748,114
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	2,126,282
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	85,000,000	1,115,842
Government of Japan Senior Notes 2.20% due 03/20/51	JPY	33,000,000	412,789

			38,441,571

Lithuania - 0.5%

Republic of Lithuania Senior Notes 6.13% due 03/09/21		334,000	347,360
Republic of Lithuania Senior Notes 7.38% due 02/11/20		660,000	743,358

			1,090,718

Malaysia - 0.3%

Government of Malaysia Bonds 4.16% due 07/15/21	MYR	1,440,000	507,921

Mexico - 3.1%

United Mexican States Senior Notes 3.63% due 03/15/22		1,580,000	1,611,600
United Mexican States Senior Notes 5.13% due 01/15/20		634,000	724,345
United Mexican States Senior Notes 6.05% due 01/11/40		610,000	742,675
United Mexican States Senior Notes 6.75% due 09/27/34		600,000	783,000
United Mexican States Bonds 7.25% due 12/15/16	MXN	70,000	589,671
United Mexican States Senior Notes 7.50% due 04/08/33		440,000	620,400
United Mexican States Bonds 9.00% due 06/20/13	MXN	178,000	1,460,541

			6,532,232

Netherlands - 1.2%

Government of Netherlands Bonds 2.25% due 07/15/22	EUR	1,250,000	1,658,713
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	510,000	778,961

			2,437,674

Norway - 0.1%

Government of Norway Bonds 3.75% due 05/25/21	NOK	1,300,000	259,735

Panama - 0.4%

Republic of Panama Bonds 5.20% due 01/30/20		770,000	878,955

Peru - 0.7%

Republic of Peru Senior Bonds 5.63% due 11/18/50		300,000	330,000
Republic of Peru Senior Bonds 6.55% due 03/14/37		176,000	223,080
Republic of Peru Senior Bonds 7.35% due 07/21/25		331,000	446,519
Republic of Peru Senior Bonds 8.75% due 11/21/33		280,000	430,780

			1,430,379

Philippines - 0.7%

Republic of the Philippines Bonds 4.00% due 01/15/21		260,000	273,650
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		290,000	405,638
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	385,425
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		230,000	376,050

			1,440,763

Poland - 2.4%

Republic of Poland Senior Notes 5.00% due 03/23/22		795,000	843,733
Republic of Poland Bonds 5.13% due 04/21/21		510,000	546,975
Republic of Poland Bonds 5.25% due 10/25/17	PLN	2,500,000	816,294
Republic of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	608,363
Republic of Poland Bonds 5.75% due 04/25/14	PLN	350,000	115,343
Republic of Poland Bonds 6.25% due 10/24/15	PLN	3,750,000	1,267,531
Republic of Poland Senior Bonds 6.38% due 07/15/19		710,000	830,700

			5,028,939

Qatar - 0.9%

State of Qatar Senior Notes 4.50% due 01/20/22*		1,100,000	1,144,000
State of Qatar Senior Notes 5.75% due 01/20/42*		750,000	812,813

			1,956,813

Republic of Belarus - 0.4%

Republic of Belarus Bonds 8.75% due 08/03/15		470,000	444,150
Republic of Belarus Senior Notes 8.95% due 01/26/18		480,000	446,400

			890,550

Romania - 1.2%

Republic of Romania Senior Notes 6.75% due 02/07/22*		2,360,000	2,426,758

Russia - 2.7%

Russian Federation Senior Notes 7.50% due 03/31/30(1)		1,966,425	2,344,962
Russian Federation Bonds 7.85% due 03/10/18*	RUB	15,000,000	548,755
Russian Federation Bonds 7.85% due 03/10/18	RUB	30,000,000	1,069,520
Russian Federation Notes 12.75% due 06/24/28		970,000	1,729,025

			5,692,262

Singapore - 0.2%

Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	370,000	321,622

South Africa - 0.4%

Republic of South Africa Bonds 5.88% due 05/30/22		671,000	785,070

Spain - 1.3%

Kingdom of Spain Bonds 3.30% due 10/31/14	EUR	340,000	462,667
Kingdom of Spain Bonds 3.40% due 04/30/14	EUR	350,000	476,377
Kingdom of Spain Bonds 3.63% due 06/17/13		250,000	249,442
Kingdom of Spain Bonds 4.10% due 07/30/18	EUR	530,000	707,100
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	474,447
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	340,875

			2,710,908

Sri Lanka - 1.0%

Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		700,000	682,500
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21		420,000	408,396
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		508,000	530,860
Republic of Sri Lanka Senior Notes 8.25% due 10/24/12		500,000	508,750

			2,130,506

SupraNational - 0.5%

European Union Notes 2.75% due 06/03/16	EUR	400,000	558,645
European Union Senior Notes 3.25% due 04/04/18	EUR	355,000	504,451

			1,063,096

Sweden - 0.3%

Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	3,100,000	520,743

Turkey - 3.6%

Republic of Turkey Bonds zero coupon due 02/20/13	TRY	600,000	314,680

Republic of Turkey Senior Notes 6.25% due 09/26/22		1,960,000	2,102,100
Republic of Turkey Notes 6.75% due 04/03/18		480,000	536,400
Republic of Turkey Notes 6.88% due 03/17/36		695,000	759,288
Republic of Turkey Senior Bonds 7.00% due 09/26/16		530,000	593,600
Republic of Turkey Senior Notes 7.00% due 06/05/20		230,000	262,775
Republic of Turkey Senior Notes 7.50% due 07/14/17		710,000	814,725
Republic of Turkey Senior Notes 7.50% due 11/07/19		310,000	364,250
Republic of Turkey Senior Notes 8.00% due 02/14/34		387,000	474,075
Republic of Turkey Bonds 11.88% due 01/15/30		720,000	1,211,400

			7,433,293

Ukraine - 0.8%

Financing of Infrastrucural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		810,000	664,485
Government of Ukraine Notes 7.65% due 06/11/13		700,000	695,625
Government of Ukraine Bonds 7.95% due 02/23/21		440,000	400,400

			1,760,510

Uruguay - 0.3%

Republic of Uruguay Bonds 8.00% due 11/18/22		510,000	696,915

Venezuela - 1.7%

Republic of Venezuela Senior Bonds 8.50% due 10/08/14		475,000	478,088
Republic of Venezuela Bonds 9.00% due 05/07/23		470,000	404,905
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		550,000	477,125
Republic of Venezuela Senior Notes 11.75% due 10/21/26		830,000	838,300
Republic of Venezuela Senior Notes 11.95% due 08/05/31		480,000	488,400
Republic of Venezuela Bonds 12.75% due 08/23/22		790,000	845,300

			3,532,118

Total Government Agencies (cost $131,475,256)			137,855,553

GOVERNMENT TREASURIES - 19.7%
Italy - 3.3%

Republic of Italy Bonds 2.00% due 06/01/13	EUR	350,000	468,077
Republic of Italy Bonds 2.25% due 11/01/13	EUR	1,300,000	1,735,557
Republic of Italy Bonds 3.75% due 08/01/16	EUR	850,000	1,136,645
Republic of Italy Bonds 4.50% due 02/01/18	EUR	580,000	782,470
Republic of Italy Bonds 4.75% due 09/01/21	EUR	100,000	130,259
Republic of Italy Senior Bonds 5.00% due 03/01/25*	EUR	275,000	349,096
Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	1,430,042
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	904,254

			6,936,400

United Kingdom - 3.2%

United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	400,000	730,605
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/16	GBP	370,000	670,777
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	1,175,000	2,215,690
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/40	GBP	450,000	852,213
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/13	GBP	400,000	662,578
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/34	GBP	290,000	564,337
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	250,000	455,224
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	330,000	643,016

			6,794,440

United States - 13.2%

United States Treasury Bonds 4.38% due 02/15/38		210,000	263,353
4.38% due 11/15/39		165,000	207,359
4.38% due 05/15/41		300,000	377,812
4.75% due 02/15/41		810,000	1,080,337
5.38% due 02/15/31		700,000	975,407
5.50% due 08/15/28		780,000	1,079,325

United States Treasury Notes 0.25% due 12/15/14	900,000	896,133
0.75% due 12/15/13	1,600,000	1,612,938
0.75% due 06/15/14	1,200,000	1,210,969
1.25% due 09/30/15	2,020,000	2,068,765
1.38% due 11/30/15	1,500,000	1,542,657
1.88% due 08/31/17	2,700,000	2,824,875
2.13% due 12/31/15	4,500,000	4,758,750
2.38% due 08/31/14	1,650,000	1,731,469
2.38% due 09/30/14	700,000	735,657
2.38% due 03/31/16	388,000	414,675
2.38% due 06/30/18	750,000	802,617
2.75% due 11/30/16	2,000,000	2,178,750
2.75% due 12/31/17	300,000	328,242
2.75% due 02/28/18	300,000	328,406
3.00% due 08/31/16	208,000	228,524
3.13% due 05/15/21	1,000,000	1,110,312
4.50% due 11/15/15	700,000	800,461

		27,557,793

Total Government Treasuries (cost $39,827,373)		41,288,633

Total Long-Term Investment Securities (cost $193,753,747)		202,155,408

SHORT-TERM INVESTMENT SECURITIES - 2.5%
Time Deposits - 2.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12 (cost $5,172,000)	5,172,000	5,172,000

TOTAL INVESTMENTS -
(cost $198,925,747)(3)	99.3%	207,327,408
Other assets less liabilities	0.7	1,488,319

NET ASSETS -	100.0%	$208,815,727

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $19,259,919 representing 9.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond in default
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation	Gross Unrealized Depreciation
UBS AG London	JPY	98,000,000	USD	1,268,957	3/26/2012	$63,158	$–
	USD	1,272,250	JPY	98,000,000	3/26/2012	–	(66,451)

						$63,158	$(66,451)

Currency Legend

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysia Ringgit

NOK—Norwegian Krone

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$23,011,222	$—	$23,011,222
Government Agencies	—	137,855,553	—	137,855,553
Government Treasuries	—	41,288,633	—	41,288,633
Short-Term Investment Securities:
Time Deposits	—	5,172,000	—	5,172,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	63,158	—	63,158

Total	$—	$207,390,566	$—	$207,390,566

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts -Depreciation	$—	$66,451	$—	$66,451

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

Industry Allocation*
Sovereign	72.3%
United States Treasury Notes	11.3
Banks-Commercial	2.9
Time Deposits	2.5
United States Treasury Bonds	1.9
Oil Companies-Exploration & Production	0.8
Oil Companies-Integrated	0.7
Steel-Producers	0.6
Auto-Cars/Light Trucks	0.6
Electric-Generation	0.5
Regional Authority	0.5
Sovereign Agency	0.3
Municipal Bonds	0.3
Building & Construction Products-Misc.	0.3
Finance-Other Services	0.3
Finance-Leasing Companies	0.2
Independent Power Producers	0.2
Food-Baking	0.2
Insurance-Multi-line	0.2
Multimedia	0.2
Computer Services	0.2
Banks-Mortgage	0.2
Electric-Transmission	0.2
Transport-Marine	0.2
Metal-Diversified	0.2
Electric-Integrated	0.2
Food-Meat Products	0.1
Gold Mining	0.1
Diversified Banking Institutions	0.1
Telephone-Integrated	0.1
Retail-Consumer Electronics	0.1
Diversified Financial Services	0.1
Medical-Drugs	0.1
Real Estate Operations & Development	0.1
Oil Refining & Marketing	0.1
Diversified Operations	0.1
Investment Companies	0.1
Banks-Super Regional	0.1
Diversified Minerals	0.1

99.3%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.0%
Australia - 3.5%

BHP Billiton, Ltd.#	168,488	$6,523,091
Brambles, Ltd.	262,669	2,039,504
Commonwealth Bank of Australia	45,938	2,435,230
CSL, Ltd.	51,653	1,815,857
Iluka Resources, Ltd.#	41,090	735,919
QBE Insurance Group, Ltd.	136,077	1,700,152
Westpac Banking Corp.#	67,600	1,515,201
WorleyParsons, Ltd.	75,921	2,391,350

		19,156,304

Belgium - 1.4%

Anheuser-Busch InBev NV	78,262	5,257,214
Umicore SA	49,810	2,591,430

		7,848,644

Bermuda - 1.0%

Credicorp, Ltd.	5,380	661,148
Li & Fung, Ltd.#	720,800	1,661,626
Seadrill, Ltd.#	58,590	2,428,758
VimpelCom, Ltd. ADR	41,345	503,169

		5,254,701

Brazil - 0.6%

BM&FBovespa SA	195,900	1,310,753
BR Malls Participacoes SA	63,300	811,317
Tim Participacoes SA ADR#	38,920	1,169,546

		3,291,616

Canada - 3.0%

Agrium, Inc.	15,053	1,280,673
Bank of Nova Scotia	19,155	1,032,815
Canadian National Railway Co. (TSX)	31,590	2,434,101
Canadian National Railway Co. (NYSE)	37,010	2,849,400
Canadian Natural Resources, Ltd.	28,870	1,071,702
Cenovus Energy, Inc.	36,528	1,419,846
CGI Group, Inc. Class A†	52,889	1,132,133
Fairfax Financial Holdings, Ltd. #	3,314	1,369,811
Potash Corp. of Saskatchewan, Inc.	27,870	1,296,535
Suncor Energy, Inc.#	68,421	2,463,142

		16,350,158

Cayman Islands - 0.7%

Baidu, Inc. ADR†	19,510	2,667,017
Sands China, Ltd.	352,400	1,326,691

		3,993,708

China - 0.6%

Industrial & Commercial Bank of China, Class H#	4,810,615	3,529,099

Czech Republic - 0.2%

Komercni Banka AS	5,878	1,151,171

Denmark - 1.3%

Christian Hansen Holding A/S	53,971	1,334,671
Novo Nordisk A/S, Class B	40,787	5,719,272

		7,053,943

Finland - 0.2%

Kone Oyj, Class B#	17,210	1,022,398

France - 9.5%

Air Liquide SA	30,648	3,982,376
BNP Paribas SA	67,410	3,290,201
Cap Gemini SA	29,545	1,301,727
Cie Generale d’Optique Essilor International SA	16,370	1,303,350
Cie Generale des Etablissements Michelin, Class B	11,929	822,622
Danone	98,728	6,679,361
Dassault Systemes SA	8,847	734,557
Eutelsat Communications SA	42,726	1,593,298
L’Oreal SA	7,969	908,929
Legrand SA	44,188	1,604,252
LVMH Moet Hennessy Louis Vuitton SA	34,727	5,843,492
Pernod-Ricard SA	49,934	5,166,490
Publicis Groupe SA	32,976	1,804,146
Safran SA	34,660	1,161,595
Sanofi	37,450	2,769,650
Schneider Electric SA	98,372	6,685,420
Technip SA	22,560	2,462,543
Total SA	17,132	958,420
Zodiac SA	24,330	2,344,566

		51,416,995

Germany - 8.0%

Adidas AG	45,514	3,576,446
BASF SE	32,470	2,850,819
Bayer AG	53,585	3,962,215
Bayerische Motoren Werke AG	23,590	2,182,112
Beiersdorf AG	41,456	2,596,447
Deutsche Boerse AG	19,811	1,313,639
Fresenius Medical Care AG & Co. KGaA	42,772	2,996,277
HeidelbergCement AG	28,290	1,523,083
Infineon Technologies AG	73,330	741,622
Kabel Deutschland Holding AG†	46,958	2,819,675
Linde AG	32,174	5,349,602
Merck KGaA	16,395	1,695,239
Muenchener Rueckversicherungs AG	19,330	2,818,704
SAP AG	127,454	8,600,719
ThyssenKrupp AG	20,040	540,794

		43,567,393

Hong Kong - 1.5%

China Mobile, Ltd.	152,500	1,630,937
China Unicom Hong Kong, Ltd.#	658,000	1,185,998
China Unicom Hong Kong, Ltd. ADR#	114,361	2,041,344
CNOOC, Ltd.	365,000	835,770
Hutchison Whampoa, Ltd.	151,000	1,504,900
Link REIT	265,500	994,401

		8,193,350

India - 0.7%

HDFC Bank, Ltd. ADR#	36,140	1,241,409
ICICI Bank, Ltd. ADR#	49,700	1,804,110

Infosys, Ltd. ADR#	16,240	936,723

		3,982,242

Indonesia - 0.3%

Bank Mandiri Tbk PT	2,134,495	1,526,330

Ireland - 0.0%

Anglo Irish Bank Corp., Ltd.†(1)(5)	58,907	0

Israel - 0.7%

Check Point Software Technologies, Ltd.†#	19,570	1,138,191
Teva Pharmaceutical Industries, Ltd. ADR	56,237	2,519,980

		3,658,171

Italy - 1.3%

Pirelli & C. SpA#	206,750	2,154,042
Saipem SpA	95,799	4,846,223

		7,000,265

Japan - 12.5%

Canon, Inc.	108,100	4,893,689
Daihatsu Motor Co., Ltd.#	66,000	1,264,953
Daito Trust Construction Co., Ltd.	7,200	634,174
Denso Corp.	120,000	3,966,539
FANUC Corp.	31,500	5,707,898
Fast Retailing Co., Ltd.	7,700	1,594,181
Honda Motor Co., Ltd.	50,100	1,907,486
Hoya Corp.	67,900	1,580,352
Inpex Corp.#	377	2,675,963
Japan Tobacco, Inc.	530	2,816,583
JGC Corp.	38,000	1,099,938
Keyence Corp.#	6,000	1,573,625
Komatsu, Ltd.	98,700	2,940,723
Konami Corp.#	49,500	1,360,352
Lawson, Inc.#	55,400	3,257,621
Mitsubishi Corp.	127,800	3,130,149
Mitsubishi Heavy Industries, Ltd.	540,000	2,530,939
Mitsubishi UFJ Financial Group, Inc.	358,500	1,852,257
Murata Manufacturing Co., Ltd.#	38,300	2,282,735
Nidec Corp.#	13,000	1,228,195
Nitori Holdings Co., Ltd.	7,300	616,939
NTT DoCoMo, Inc.#	379	647,130
ORIX Corp.#	31,410	3,025,468
Rakuten, Inc.#	2,075	2,062,492
Shin-Etsu Chemical Co., Ltd.	56,500	3,026,910
Softbank Corp.	29,900	890,490
Toyota Motor Corp.	112,675	4,650,321
Unicharm Corp.#	44,400	2,296,740
Yamada Denki Co., Ltd.	33,310	2,159,475

		67,674,317

Jersey - 2.8%

Delphi Automotive PLC†#	3,270	104,640
Experian PLC	88,057	1,324,550
Informa PLC	188,475	1,299,528
Petrofac, Ltd.#	84,406	2,136,419
Shire PLC	92,344	3,229,083
Wolseley PLC	74,330	2,880,609
WPP PLC	327,977	4,192,491

		15,167,320

Luxembourg - 0.1%

Millicom International Cellular SA SDR#	6,945	778,279

Mexico - 0.9%

America Movil SAB de CV, Series L ADR	71,610	1,714,344
Fomento Economico Mexicano SAB de CV ADR#	22,949	1,689,046
Grupo Televisa SA ADR	57,655	1,229,781

		4,633,171

Netherlands - 3.6%

Akzo Nobel NV	40,553	2,300,274
ASML Holding NV	41,010	1,884,997
European Aeronautic Defence and Space Co., NV	60,060	2,181,688
Heineken NV	77,760	4,105,652
ING Groep NV CVA†	300,317	2,663,947
Koninklijke Ahold NV	80,806	1,117,488
Koninklijke Vopak NV	15,430	861,354
Randstad Holding NV	48,632	1,840,104
Unilever NV CVA	51,702	1,717,242
Wolters Kluwer NV	34,164	636,096

		19,308,842

Norway - 1.0%

DnB NOR ASA	99,850	1,281,754
Statoil ASA	143,210	4,099,474

		5,381,228

Poland - 0.1%

Powszechna Kasa Oszczednosci Bank Polski SA	56,129	615,976

Portugal - 0.4%

Jeronimo Martins SGPS SA†	115,750	2,137,401

Russia - 0.9%

Gazprom OAO ADR	113,208	1,500,006
Magnit GDR	36,940	1,088,622
Sberbank of Russia	749,300	2,562,606

		5,151,234

Singapore - 1.3%

DBS Group Holdings, Ltd.	97,000	1,101,347
Keppel Corp., Ltd.	440,300	3,890,229
Singapore Telecommunications, Ltd.	196,950	499,206
United Overseas Bank, Ltd.	117,000	1,688,602

		7,179,384

South Africa - 0.2%

MTN Group, Ltd.	66,796	1,203,083

South Korea - 2.0%

Hyundai Mobis	6,184	1,575,401

Hyundai Motor Co.	11,723	2,263,441
NHN Corp	9,070	1,893,088
Samsung Electronics Co., Ltd.	2,470	2,662,692
Samsung Electronics Co., Ltd. GDR (LSE)	4,174	2,262,308
Samsung Electronics Co., Ltd. GDR (OTC US)*	72	39,024

		10,695,954

Spain - 2.3%

Amadeus IT Holding SA	163,033	3,106,086
Banco Bilbao Vizcaya Argentaria SA	265,914	2,383,931
Banco Santander SA	179,939	1,492,815
Grifols SA†	123,350	2,563,691
Inditex SA	21,750	2,008,431
Red Electrica Corp. SA	13,798	696,626

		12,251,580

Sweden - 2.2%

Atlas Copco AB, Class A	82,030	2,139,762
Getinge AB, Class B	63,210	1,806,464
Hennes & Mauritz AB, Class B	22,920	823,718
Kinnevik Investment AB, Class B	32,626	743,562
Swedbank AB, Class A	171,634	2,936,309
Telefonaktiebolaget LM Ericsson, Class B	115,554	1,160,464
Volvo AB, Class B	156,847	2,288,656

		11,898,935

Switzerland - 8.5%

ABB, Ltd.†	70,101	1,435,029
Adecco SA†	30,597	1,533,401
Cie Financiere Richemont SA, Class A	14,586	895,603
Givaudan SA†	838	791,501
Julius Baer Group, Ltd.†	101,220	3,966,231
Kuehne & Nagel International AG	7,630	1,004,458
Nestle SA	199,963	12,222,785
Novartis AG	74,317	4,048,950
Roche Holding AG	24,964	4,346,004
SGS SA	850	1,592,517
Sonova Holding AG†	8,147	909,525
Swatch Group AG, Class B	2,290	1,038,309
Swiss Re AG†	16,478	978,079
Syngenta AG†	17,279	5,634,249
UBS AG†	250,705	3,505,492
Zurich Financial Services AG†	8,150	2,052,139

		45,954,272

Taiwan - 2.0%

Hon Hai Precision Industry Co., Ltd.	1,103,100	3,846,365
HTC Corp.	38,100	856,719
Taiwan Semiconductor Manufacturing Co., Ltd.	700,269	1,931,957
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	286,310	4,157,221

		10,792,262

Thailand - 0.5%

Kasikornbank PCL NVDR	505,900	2,448,847

Turkey - 0.5%

Akbank TAS	258,464	1,037,225
Turkiye Garanti Bankasi AS	484,368	1,838,566

		2,875,791

United Kingdom - 18.4%

Admiral Group PLC#	55,105	944,169
Aggreko PLC	26,454	931,356
Antofagasta PLC	90,258	1,909,766
ARM Holdings PLC	152,620	1,382,764
Barclays PLC	261,590	1,019,601
BG Group PLC	357,304	8,626,000
British American Tobacco PLC	113,481	5,735,658
British Sky Broadcasting Group PLC	96,832	1,032,135
Burberry Group PLC	126,075	2,832,087
Capita PLC#	124,902	1,524,080
Carnival PLC	15,677	460,901
Centrica PLC	262,100	1,267,604
Compass Group PLC	707,659	7,092,633
Diageo PLC	147,702	3,532,911
GlaxoSmithKline PLC	166,078	3,664,641
Hays PLC	446,345	571,978
HSBC Holdings PLC (HKEX)	186,540	1,683,531
HSBC Holdings PLC (LSE)	489,628	4,325,505
Imperial Tobacco Group PLC	73,164	2,899,439
Intercontinental Hotels Group PLC	86,560	1,974,737
International Power PLC#	177,142	974,799
Kingfisher PLC	735,161	3,323,911
Lloyds Banking Group PLC†	2,795,722	1,553,809
National Grid PLC	207,940	2,122,157
Next PLC	39,452	1,739,196
Reckitt Benckiser Group PLC	89,208	4,938,851
Reed Elsevier PLC	287,043	2,513,895
Rio Tinto PLC	112,260	6,400,825
Royal Dutch Shell PLC, Class A	70,877	2,578,217
Royal Dutch Shell PLC, Class B	52,616	1,949,950
Smith & Nephew PLC	125,850	1,237,327
Smiths Group PLC	77,933	1,348,942
Standard Chartered PLC	187,419	4,822,817
Tesco PLC	237,372	1,193,705
Unilever PLC	62,100	2,006,524
Vodafone Group PLC	1,262,141	3,400,447
Weir Group PLC#	27,210	911,653
Whitbread PLC	40,040	1,080,983
Xstrata PLC	126,850	2,421,668

		99,931,172

United States - 0.3%

MercadoLibre, Inc.#	11,820	1,150,204

Synthes, Inc.*	4,165	720,945

		1,871,149

Total Common Stock
(cost $460,382,686)		515,946,685

PREFERRED STOCK - 1.5%
Brazil - 1.0%

Banco Bradesco SA ADR#	134,334	2,436,819
Itau Unibanco Holding SA	88,700	1,900,806
Petroleo Brasileiro SA ADR	31,177	888,233

		5,225,858

Germany - 0.5%

Hugo Boss AG	12,493	1,300,595
Volkswagen AG	8,660	1,619,318

		2,919,913

Total Preferred Stock
(cost $7,827,357)		8,145,771

Total Long-Term Investment Securities
(cost $468,210,043)		524,092,456

SHORT-TERM INVESTMENT SECURITIES - 12.3%
Commercial Paper - 0.5%

Barclays U.S. Funding LLC 0.01% due 03/01/12	$2,831,000	2,831,000
Registered Investment Companies - 9.0%

Navigator Securities Lending Prime Portfolio(2)(4)	49,059,556	49,059,556
Time Deposits - 2.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	15,107,000	15,107,000

Total Short-Term Investment Securities
(cost $66,997,556)		66,997,556

TOTAL INVESTMENTS
(cost $535,207,599)(3)	108.8%	591,090,012
Liabilities in excess of other assets	(8.8)	(47,715,808)

NET ASSETS	100.0%	$543,374,204

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $759,969 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At February 29, 2012, the Fund had loaned securities with a total value of $46,659,937. This was secured by collateral of $49,059,556, which was received in cash and subsequently invested in short-term investments currently valued at $49,059,556 as reported in the portfolio of investments. The remaining collateral of $5,010 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.38% to 1.88%	04/30/12 to 07/15/19

(5)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $1,526,330 representing 0.3% of net assets.

ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
GDR	- Global Depository Receipt
HKEX	- Hong Kong Stock Exchange
LSE	- London Stock Exchange
NVDR	- Non-Voting Depository Receipt
NYSE	- New York Stock Exchange
OTC	- Over The Counter US
SDR	- Swedish Depository Receipt
TSX	- Toronto Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$51,416,995	$—	$—	$51,416,995
Germany	43,567,393	—	—	43,567,393
Japan	67,674,317	—	—	67,674,317
Switzerland	45,954,272	—	—	45,954,272
United Kingdom	99,931,172	—	—	99,931,172
Other Countries*	207,402,536	—	0	207,402,536
Preferred Stock	8,145,771	—	—	8,145,771
Short-Term Investment Securities:
Commercial Paper	—	2,831,000	—	2,831,000
Registered Investment Companies	—	49,059,556	—	49,059,556
Time Deposits	—	15,107,000	—	15,107,000

Total	$524,092,456	$66,997,556	$0	$591,090,012

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 02/29/2012	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

Industry Allocation†
Registered Investment Companies	9.0%
Banks-Commercial	8.2
Medical-Drugs	5.2
Oil Companies-Integrated	4.5
Food-Misc.	4.4
Diversified Banking Institutions	3.5
Auto-Cars/Light Trucks	3.0
Time Deposits	2.8
Cellular Telecom	2.4
Chemicals-Diversified	2.2
Tobacco	2.1
Diversified Operations	2.1
Oil-Field Services	1.8
Diversified Minerals	1.7
Brewery	1.7
Industrial Gases	1.7
Beverages-Wine/Spirits	1.6
Enterprise Software/Service	1.6
Agricultural Chemicals	1.4
Electronic Components-Misc.	1.4
Food-Catering	1.3
Electronic Components-Semiconductors	1.2
Power Converter/Supply Equipment	1.2
Metal-Diversified	1.2
Retail-Apparel/Shoe	1.2
Semiconductor Components-Integrated Circuits	1.1
Oil Companies-Exploration & Production	1.1
Cosmetics & Toiletries	1.1
Industrial Automated/Robotic	1.0
Auto/Truck Parts & Equipment-Original	1.0
Food-Retail	1.0
Human Resources	1.0
Transport-Rail	0.9
Machinery-Construction & Mining	0.9
Soap & Cleaning Preparation	0.9
Engineering/R&D Services	0.9
Office Automation & Equipment	0.9
Web Portals/ISP	0.9
Distribution/Wholesale	0.8
Aerospace/Defense-Equipment	0.8
Advertising Agencies	0.8
Insurance-Property/Casualty	0.8
Apparel Manufacturers	0.7
Cable/Satellite TV	0.7
Insurance-Reinsurance	0.7
Athletic Footwear	0.7
Machinery-General Industrial	0.7
Gas-Distribution	0.6
Computer Services	0.6
Retail-Building Products	0.6
Retail-Convenience Store	0.6
Import/Export	0.6
Transactional Software	0.6
Hotels/Motels	0.6
Finance-Leasing Companies	0.6
Dialysis Centers	0.6
Rubber-Tires	0.6
Medical Products	0.5
Electric Products-Misc.	0.5
Commercial Paper	0.5
Insurance-Life/Health	0.5
Precious Metals	0.5
Commercial Services	0.5
Medical-Generic Drugs	0.5
Publishing-Books	0.5
Oil & Gas Drilling	0.5
Finance-Other Services	0.4
Retail-Consumer Electronics	0.4
E-Commerce/Services	0.4
Insurance-Multi-line	0.4
Diversified Operations/Commercial Services	0.4
Wireless Equipment	0.4
Retail-Jewelry	0.4
Semiconductor Equipment	0.4
Transport-Services	0.4
Metal-Copper	0.3
Medical-Biomedical/Gene	0.3
Medical Instruments	0.3
Advertising Services	0.3
Beverages-Non-alcoholic	0.3
Satellite Telecom	0.3
Electronic Measurement Instruments	0.3
Building Products-Cement	0.3
Entertainment Software	0.3
Commercial Services-Finance	0.3
Optical Supplies	0.3
Broadcast Services/Program	0.3
Diversified Manufacturing Operations	0.2
Casino Hotels	0.2
Multimedia	0.2
Electronics-Military	0.2
E-Commerce/Products	0.2
Applications Software	0.2
Telecom Services	0.2
Real Estate Investment Trusts	0.2
Electric-Integrated	0.2
Machinery-Pumps	0.2
Telephone-Integrated	0.2
Real Estate Management/Services	0.2
Chemicals-Specialty	0.1
Investment Companies	0.1
Computer Aided Design	0.1
Electric-Transmission	0.1
Publishing-Periodicals	0.1
Real Estate Operations & Development	0.1
Retail-Home Furnishings	0.1
Steel-Producers	0.1
Cruise Lines	0.1

108.8%

†	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012

Security Description	Shares	Value (Note 1)
COMMON STOCK - 98.7%
Aerospace/Defense-Equipment - 1.3%

United Technologies Corp.#	20,900	$1,752,883

Applications Software - 2.0%

Microsoft Corp.	84,939	2,695,964

Auto/Truck Parts & Equipment-Original - 2.9%

Delphi Automotive PLC†#	45,421	1,453,472
Johnson Controls, Inc.	75,053	2,448,979

		3,902,451

Banks-Fiduciary - 1.2%

State Street Corp.	37,553	1,585,863

Banks-Super Regional - 1.2%

Wells Fargo & Co.	52,188	1,632,963

Beverages-Non-alcoholic - 1.4%

PepsiCo, Inc.#	29,331	1,846,093

Beverages-Wine/Spirits - 1.0%

Diageo PLC ADR	13,500	1,290,060

Broadcast Services/Program - 0.9%

Discovery Communications, Inc., Class A†#	26,600	1,240,890

Cable/Satellite TV - 2.0%

Comcast Corp., Class A	89,943	2,642,525

Cellular Telecom - 0.9%

Vodafone Group PLC ADR	44,067	1,193,775

Chemicals-Diversified - 2.2%

Air Products & Chemicals, Inc.	7,022	633,665
Celanese Corp., Series A#	16,242	772,632
Dow Chemical Co.	7,716	258,563
E.I. du Pont de Nemours & Co.	25,564	1,299,930

		2,964,790

Commercial Services-Finance - 1.8%

Mastercard, Inc., Class A	5,612	2,357,040

Computer Services - 2.8%

Cognizant Technology Solutions Corp., Class A†	18,193	1,290,793
International Business Machines Corp.#	12,700	2,498,471

		3,789,264

Computers - 6.1%

Apple, Inc.†	15,061	8,169,689

Computers-Memory Devices - 1.9%

EMC Corp.†#	61,959	1,715,645
NetApp, Inc.†	18,441	792,963

		2,508,608

Cosmetics & Toiletries - 1.7%

Procter & Gamble Co.	34,223	2,310,737

Diversified Banking Institutions - 5.6%

Citigroup, Inc.	50,606	1,686,192
Goldman Sachs Group, Inc.	17,090	1,967,742
JPMorgan Chase & Co.	99,020	3,885,545

		7,539,479

Diversified Manufacturing Operations - 2.6%

General Electric Co.	185,016	3,524,555

E-Commerce/Products - 3.2%

eBay, Inc.†#	117,660	4,205,168

E-Commerce/Services - 0.3%

Ctrip.com International, Ltd. ADR†	12,303	336,733

Electric-Integrated - 0.4%

Exelon Corp.#	13,600	531,352

Electronic Components-Semiconductors - 1.7%

Rovi Corp.†#	27,314	969,101
Skyworks Solutions, Inc.†	49,642	1,338,845

		2,307,946

Electronic Security Devices - 2.2%

Tyco International, Ltd.#	56,834	2,945,138

Entertainment Software - 0.5%

Electronic Arts, Inc.†#	42,600	695,658

Food-Misc. - 1.4%

Kraft Foods, Inc., Class A	48,901	1,861,661

Home Decoration Products - 0.5%

Newell Rubbermaid, Inc.#	35,919	657,318

Instruments-Controls - 1.8%

Honeywell International, Inc.	40,074	2,387,208

Insurance-Multi-line - 1.2%

MetLife, Inc.	40,547	1,563,087

Insurance-Reinsurance - 1.5%

Berkshire Hathaway, Inc., Class B†	25,570	2,005,967

Investment Management/Advisor Services - 2.6%

BlackRock, Inc.	9,400	1,870,600
Invesco, Ltd.	63,200	1,565,464

		3,436,064

Medical Products - 1.5%

Baxter International, Inc.	11,565	672,273
Covidien PLC	26,598	1,389,746

		2,062,019

Medical-Biomedical/Gene - 0.5%

Celgene Corp.†	8,899	652,519

Medical-Drugs - 4.7%

Abbott Laboratories	20,101	1,137,918
Johnson & Johnson	18,568	1,208,405
Merck & Co., Inc.	42,536	1,623,599
Pfizer, Inc.#	108,095	2,280,805

		6,250,727

Medical-Generic Drugs - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	28,100	1,259,161

Medical-HMO - 1.9%

Cigna Corp.	27,996	1,234,904
WellPoint, Inc.	19,800	1,299,474

		2,534,378

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	26,999	1,121,808

Metal-Aluminum - 0.6%

Alcoa, Inc.#	77,406	787,219

Multimedia - 1.5%

Viacom, Inc., Class B	43,062	2,050,612

Office Automation & Equipment - 1.2%

Xerox Corp.	193,634	1,593,608

Oil Companies-Exploration & Production - 2.2%

Apache Corp.	13,400	1,446,262
Devon Energy Corp.	19,400	1,422,214

		2,868,476

Oil Companies-Integrated - 6.8%

Chevron Corp.	30,144	3,289,313
ConocoPhillips#	28,126	2,153,045

Exxon Mobil Corp.	41,853	3,620,285

		9,062,643

Oil Field Machinery & Equipment - 0.9%

National Oilwell Varco, Inc.#	15,140	1,249,504

Oil-Field Services - 2.0%

Baker Hughes, Inc.#	26,951	1,355,096
Weatherford International, Ltd.†	84,149	1,344,701

		2,699,797

Pharmacy Services - 1.2%

Express Scripts, Inc.†#	21,000	1,119,930
Medco Health Solutions, Inc.†	6,426	434,333

		1,554,263

Publishing-Periodicals - 1.4%

Nielsen Holdings NV†#	61,078	1,801,190

Retail-Building Products - 1.0%

Home Depot, Inc.#	29,000	1,379,530

Retail-Drug Store - 1.7%

CVS Caremark Corp.	50,010	2,255,451

Semiconductor Components-Integrated Circuits - 2.7%

Analog Devices, Inc.	20,512	804,276
QUALCOMM, Inc.	44,950	2,794,991

		3,599,267

Semiconductor Equipment - 0.7%

Lam Research Corp.†#	20,916	872,197

Tobacco - 2.7%

Philip Morris International, Inc.	43,100	3,599,712

Transport-Rail - 0.9%

Union Pacific Corp.#	11,300	1,245,825

Transport-Services - 0.5%

FedEx Corp.	7,779	700,032

Vitamins & Nutrition Products - 0.4%

Herbalife, Ltd.#	7,400	489,954

Web Portals/ISP - 3.2%

Google, Inc., Class A†	6,988	4,320,331

Total Common Stock
(cost $113,797,545)		131,891,152

PREFERRED STOCK - 0.9%
Banks-Commercial - 0.9%

Itau Unibanco Holding SA ADR (cost $1,087,853)	58,575	1,233,004

Total Long-Term Investment Securities
(cost $114,885,398)		133,124,156

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Registered Investment Companies - 8.6%

Navigator Securities Lending Prime Portfolio(1)(2) (cost $11,534,689)	11,534,689	11,534,689

TOTAL INVESTMENTS
(cost $126,420,087)(3)	108.2%	144,658,845
Liabilities in excess of other assets	(8.2)	(11,017,006)

NET ASSETS	100.0%	$133,641,839

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 29, 2012, the Fund had loaned securities with a total value of $13,872,562. This was secured by collateral of $11,534,689, which was received in cash and subsequently invested in short-term investments currently valued at $11,534,689 as reported in the portfolio of investments. The remaining collateral of $2,913,220 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.59% to 5.00%	02/15/18 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41

(3)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	$000,000,000	$000,000,000	$000,000,000	$000,000,000
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$8,169,689	$—	$—	8,169,689
Diversified Banking Institutions	7,539,479	—	—	7,539,479
Oil Companies-Integrated	9,062,643	—	—	9,062,643
Other Industries*	107,119,341	—	—	107,119,341
Preferred Stock	1,233,004	—	—	1,233,004
Short-Term Investment Securities:
Registered Investment Companies	—	11,534,689	—	11,534,689

Total	$133,124,156	$11,534,689	$—	$144,658,845

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.2%
Aerospace/Defense - 0.8%

Boeing Co.	42,222	$3,164,539

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.#	48,568	4,073,398

Agricultural Chemicals - 1.4%

Monsanto Co.	53,735	4,158,014
Mosaic Co.	20,586	1,188,842

		5,346,856

Apparel Manufacturers - 1.1%

Coach, Inc.	37,723	2,823,189
Prada SpA†	243,000	1,375,377

		4,198,566

Applications Software - 3.6%

Check Point Software Technologies, Ltd.†#	26,941	1,566,889
Citrix Systems, Inc.†	34,175	2,554,239
Microsoft Corp.	191,235	6,069,799
Red Hat, Inc.†#	38,138	1,886,305
Salesforce.com, Inc.†#	8,747	1,252,221

		13,329,453

Athletic Footwear - 1.4%

NIKE, Inc., Class B	48,792	5,265,633

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.†#	7,815	647,395

Banks-Super Regional - 0.6%

Capital One Financial Corp.	27,323	1,382,544
Wells Fargo & Co.	28,726	898,836

		2,281,380

Beverages-Non-alcoholic - 1.0%

Coca-Cola Co.	40,355	2,819,200
Monster Beverage Corp.†	18,990	1,086,038

		3,905,238

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†	45,097	2,103,775

Cable/Satellite TV - 3.1%

Comcast Corp., Class A	172,551	5,069,548
DIRECTV, Class A†	91,695	4,247,313
DISH Network Corp., Class A	83,514	2,436,103

		11,752,964

Casino Hotels - 1.0%

Las Vegas Sands Corp.†	70,035	3,894,646

Chemicals-Diversified - 0.4%

FMC Corp.	15,083	1,492,765

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.†#	21,120	1,372,166

Commercial Services-Finance - 2.3%

Mastercard, Inc., Class A	7,915	3,324,300
Visa, Inc., Class A	44,509	5,179,512

		8,503,812

Computer Data Security - 0.4%

Fortinet, Inc.†	49,732	1,345,251

Computer Services - 0.9%

Cognizant Technology Solutions Corp., Class A†	49,527	3,513,941

Computer Software - 0.3%

Akamai Technologies, Inc.†	33,214	1,195,704

Computers - 9.2%

Apple, Inc.†	63,680	34,542,579

Computers-Memory Devices - 3.0%

EMC Corp.†#	308,079	8,530,707
NetApp, Inc.†	47,648	2,048,864
SanDisk Corp.†#	12,599	623,147

		11,202,718

Cosmetics & Toiletries - 0.8%

Estee Lauder Cos., Inc., Class A	26,643	1,559,681
Procter & Gamble Co.	21,059	1,421,904

		2,981,585

Diversified Banking Institutions - 2.5%

Goldman Sachs Group, Inc.	22,582	2,600,092
JPMorgan Chase & Co.	170,034	6,672,134

		9,272,226

Diversified Manufacturing Operations - 1.7%
Danaher Corp.#	61,304	3,238,690
General Electric Co.	89,089	1,697,146
Ingersoll-Rand PLC#	39,198	1,563,216

		6,499,052

E-Commerce/Products - 1.8%

Amazon.com, Inc.†	16,346	2,937,213
eBay, Inc.†	63,806	2,280,426
MercadoLibre, Inc.#	14,458	1,406,908

		6,624,547

E-Commerce/Services - 0.8%

IAC/InterActiveCorp.#	20,708	944,285
priceline.com, Inc.†	3,265	2,047,220

		2,991,505

Electric Products-Misc. - 0.5%

AMETEK, Inc.	41,858	1,992,441

Electronic Components-Semiconductors - 3.6%

Broadcom Corp., Class A†	112,233	4,169,456
ON Semiconductor Corp.†	221,825	2,011,953
Rovi Corp.†#	85,893	3,047,483
Texas Instruments, Inc.	105,362	3,513,823
Xilinx, Inc.	22,582	833,953

		13,576,668

Electronic Connectors - 0.5%

Amphenol Corp., Class A	36,296	2,031,124

Electronic Measurement Instruments - 0.7%

Agilent Technologies, Inc.†	57,270	2,498,117

Engineering/R&D Services - 1.4%

ABB, Ltd. ADR†	138,155	2,830,796
Foster Wheeler AG†	94,509	2,327,757

		5,158,553

Engines-Internal Combustion - 1.3%

Cummins, Inc.#	41,691	5,026,684

Enterprise Software/Service - 0.8%

Oracle Corp.	99,554	2,913,946

Finance-Credit Card - 0.7%

American Express Co.	49,745	2,631,013

Food-Retail - 0.7%

Whole Foods Market, Inc.#	31,191	2,518,361

Gold Mining - 0.8%

Goldcorp, Inc.	58,267	2,825,949

Home Furnishings - 0.6%

Tempur-Pedic International, Inc.†#	28,120	2,221,480

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.#	28,631	1,543,211

Instruments-Controls - 0.7%

Honeywell International, Inc.	45,454	2,707,695

Instruments-Scientific - 0.5%

Waters Corp.†	20,590	1,844,864

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	19,997	2,498,825

Investment Management/Advisor Services - 1.1%

BlackRock, Inc.	11,247	2,238,153
Invesco, Ltd.#	83,073	2,057,718

		4,295,871

Machinery-Construction & Mining - 0.8%

Caterpillar, Inc.#	26,203	2,992,645

Medical Information Systems - 0.4%

Allscripts Healthcare Solutions, Inc.†	71,966	1,390,383

Medical Instruments - 1.0%

Intuitive Surgical, Inc.†	5,565	2,847,165
Medtronic, Inc.	25,501	972,098

		3,819,263

Medical Products - 0.8%

Baxter International, Inc.	13,591	790,045
Stryker Corp.#	40,264	2,159,761

		2,949,806

Medical-Biomedical/Gene - 2.1%

Alexion Pharmaceuticals, Inc.†	22,968	1,923,111
Biogen Idec, Inc.†	22,333	2,601,124
Celgene Corp.†	18,814	1,379,537
Gilead Sciences, Inc.†	44,063	2,004,866

		7,908,638

Medical-Drugs - 2.1%

Allergan, Inc.	66,736	5,978,878
Pfizer, Inc.	87,797	1,852,517

		7,831,395

Medical-HMO - 0.6%

UnitedHealth Group, Inc.#	41,601	2,319,256

Metal Processors & Fabrication - 1.5%

Precision Castparts Corp.	32,394	5,423,727

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	24,341	1,035,953

Networking Products - 0.3%

Cisco Systems, Inc.	64,531	1,282,876

Oil & Gas Drilling - 1.2%

Ensco PLC ADR	79,762	4,650,125

Oil Companies-Exploration & Production - 3.3%

Anadarko Petroleum Corp.	49,147	4,134,246
Cobalt International Energy, Inc.†#	61,225	1,840,423
Noble Energy, Inc.	10,912	1,065,557
Occidental Petroleum Corp.	40,121	4,187,429
Southwestern Energy Co.†	37,083	1,225,964

		12,453,619

Oil Companies-Integrated - 0.6%

Exxon Mobil Corp.	23,927	2,069,686

Oil Field Machinery & Equipment - 1.1%

Cameron International Corp.†#	64,446	3,590,287
National Oilwell Varco, Inc.#	6,605	545,110

		4,135,397

Oil-Field Services - 2.9%

Halliburton Co.	125,373	4,587,398
Schlumberger, Ltd.	47,639	3,697,263
Weatherford International, Ltd.†	171,990	2,748,400

		11,033,061

Pharmacy Services - 1.3%

Express Scripts, Inc.†#	91,141	4,860,550

Private Equity - 0.5%

KKR & Co. LP	128,302	1,837,285

Real Estate Investment Trusts - 0.8%

American Tower Corp.	46,149	2,888,004

Retail-Apparel/Shoe - 0.9%

Lululemon Athletica, Inc.†	21,712	1,455,138
Michael Kors Holdings, Ltd.†	41,401	1,790,593

		3,245,731

Retail-Auto Parts - 0.3%

AutoZone, Inc.†	2,881	1,078,877

Retail-Building Products - 1.1%

Home Depot, Inc.	89,935	4,278,208

Retail-Discount - 0.7%

Costco Wholesale Corp.	30,778	2,648,755

Retail-Drug Store - 0.8%

CVS Caremark Corp.	68,259	3,078,481

Retail-Regional Department Stores - 0.8%

Macy’s, Inc.	77,016	2,924,298

Retail-Restaurants - 3.4%

Arcos Dorados Holdings, Inc., Class A#	78,858	1,657,595
Chipotle Mexican Grill, Inc.†#	1,940	757,027
McDonald’s Corp.#	41,652	4,135,211
Starbucks Corp.	130,972	6,360,000

		12,909,833

Semiconductor Components-Integrated Circuits - 2.7%

QUALCOMM, Inc.	162,489	10,103,566

Software Tools - 0.5%

VMware, Inc., Class A†#	18,814	1,860,516

Steel-Producers - 0.3%

Carpenter Technology Corp.#	21,022	1,078,429

Telecommunication Equipment - 0.2%

Juniper Networks, Inc.†#	39,891	907,919

Television - 0.4%

CBS Corp., Class B	43,649	1,305,105

Therapeutics - 0.5%

BioMarin Pharmaceutical, Inc.†#	53,057	1,896,788

Tobacco - 0.6%

Lorillard, Inc.#	16,341	2,141,978

Transport-Rail - 1.1%

Union Pacific Corp.	36,610	4,036,252

Transport-Services - 0.6%

FedEx Corp.#	25,215	2,269,098

Transport-Truck - 0.5%

J.B. Hunt Transport Services, Inc.#	33,456	1,713,282

Vitamins & Nutrition Products - 0.8%

Mead Johnson Nutrition Co.	37,555	2,919,901

Web Portals/ISP - 3.1%

Baidu, Inc. ADR†	14,187	1,939,363
Google, Inc., Class A†	15,940	9,854,905

		11,794,268

Wireless Equipment - 0.9%

Crown Castle International Corp.†#	44,419	2,301,349
Ubiquiti Networks, Inc.†#	35,437	931,284

		3,232,633

Total Long-Term Investment Securities (cost $311,892,734)		364,092,083

SHORT-TERM INVESTMENT SECURITIES - 5.2%
Registered Investment Companies - 4.5%

Navigator Securities Lending Prime Portfolio(1)(4)	16,981,872	16,981,872

Time Deposits - 0.7%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	$2,668,000	2,668,000

Total Short-Term Investment Securities (cost $19,649,872)		19,649,872

REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $6,674,000)	6,674,000	6,674,000

TOTAL INVESTMENTS (cost $338,216,606)(3)	104.2%	390,415,955

Liabilities in excess of other assets	(4.2)	(15,646,678)

NET ASSETS	100.0%	$374,769,277

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	At February 29, 2012, the Fund had loaned securities with a total value of $16,735,849. This was secured by collateral of $16,981,872, which was received in cash and subsequently invested in short-term investments currently valued at $16,981,872 as reported in the portfolio of investments. The remaining collateral of $292,546 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.29%	1/10/2013
United States Treasury Bills	zero coupon	6/28/2012
United States Treasury Notes/Bonds	0.38% to 1.88%	04/30/12 to 07/15/19

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$34,542,579	$—	$—	$34,542,579
Other Industries*	329,549,504	—	—	329,549,504
Short-Term Investment Securities:
Registered Investment Companies	—	16,981,872	—	16,981,872
Time Deposits	—	2,668,000	—	2,668,000
Repurchase Agreement	—	6,674,000	—	6,674,000

Total	$364,092,083	$26,323,872	$—	$390,415,955

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.1%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†#	126,609	$4,140,114

Aerospace/Defense - 0.2%

Esterline Technologies Corp.†	66,400	4,312,680

Aerospace/Defense-Equipment - 1.0%

Alliant Techsystems, Inc.	71,500	4,290,000
BE Aerospace, Inc.†	223,800	10,258,992
Exelis, Inc.	400,600	4,210,306
Triumph Group, Inc.	93,700	5,978,060

		24,737,358

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†	114,200	2,888,118

Airlines - 0.3%

Alaska Air Group, Inc.†#	76,122	5,219,686
JetBlue Airways Corp.†#	443,400	2,261,340

		7,481,026

Apparel Manufacturers - 0.7%

Carter’s, Inc.†#	108,271	5,258,722
Hanesbrands, Inc.†	210,900	6,059,157
Under Armour, Inc., Class A†#	79,700	7,112,428

		18,430,307

Applications Software - 0.5%

Compuware Corp.†	473,959	4,270,371
Parametric Technology Corp.†	251,923	6,726,344
Quest Software, Inc.†	122,600	2,454,452

		13,451,167

Auction House/Art Dealers - 0.2%

Sotheby’s	145,340	5,717,676

Auto-Heavy Duty Trucks - 0.2%

Oshkosh Corp.†	197,870	4,612,350

Banks-Commercial - 3.7%

Associated Banc-Corp.	376,500	4,984,860
BancorpSouth, Inc.#	174,470	2,065,725
Bank of Hawaii Corp.#	100,326	4,614,996
Cathay General Bancorp, Class B#	170,700	2,789,238
City National Corp.#	101,600	4,775,200
Commerce Bancshares, Inc.	171,800	6,633,198
Cullen/Frost Bankers, Inc.#	132,900	7,506,192
East West Bancorp, Inc.	319,959	7,077,493
FirstMerit Corp.	237,100	3,805,455
Fulton Financial Corp.	434,100	4,254,180
Hancock Holding Co.#	183,800	6,240,010
International Bancshares Corp.#	115,300	2,188,394
Prosperity Bancshares, Inc.#	101,800	4,452,732
Signature Bank†	100,200	5,947,872
SVB Financial Group†#	93,487	5,541,909
Synovus Financial Corp.#	1,699,532	3,603,008
TCF Financial Corp.#	339,185	3,656,414
Trustmark Corp.#	139,100	3,279,978
Valley National Bancorp.#	406,200	5,081,562
Webster Financial Corp.#	159,500	3,489,860
Westamerica Bancorporation#	61,800	2,926,848

		94,915,124

Batteries/Battery Systems - 0.4%

Energizer Holdings, Inc.†	145,200	11,100,540

Beverages-Non-alcoholic - 0.7%

Monster Beverage Corp.†	328,800	18,804,072

Building & Construction Products-Misc. - 0.4%

Fortune Brands Home & Security, Inc.†	337,700	6,531,118
Louisiana-Pacific Corp.†#	295,700	2,415,869

		8,946,987

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	111,102	4,347,421

Building Products-Cement - 0.3%

Martin Marietta Materials, Inc.#	99,200	8,518,304

Building-Heavy Construction - 0.1%

Granite Construction, Inc.	75,500	2,159,300

Building-Maintenance & Services - 0.1%

Rollins, Inc.#	136,954	2,774,688

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	95,200	3,100,664

Building-Residential/Commercial - 0.7%

KB Home#	156,700	1,789,514
MDC Holdings, Inc.	81,400	2,000,812
NVR, Inc.†	10,800	7,473,600
Toll Brothers, Inc.†#	319,200	7,488,432

		18,752,358

Cable/Satellite TV - 0.2%

AMC Networks, Inc., Class A†	124,800	5,664,672

Casino Services - 0.2%

Bally Technologies, Inc.†	94,100	4,040,654
Scientific Games Corp., Class A†	126,000	1,324,260

		5,364,914

Chemicals-Diversified - 0.1%

Olin Corp.#	174,000	3,659,220

Chemicals-Specialty - 1.8%

Albemarle Corp.	191,419	12,733,192
Ashland, Inc.	169,500	10,773,420
Cabot Corp.	137,424	5,567,046
Cytec Industries, Inc.#	106,705	6,344,679
Minerals Technologies, Inc.#	38,300	2,473,031
NewMarket Corp.#	23,000	4,195,890
Sensient Technologies Corp.#	108,700	4,020,813

		46,108,071

Coal - 0.3%

Arch Coal, Inc.#	457,376	6,206,592
Patriot Coal Corp.†#	198,300	1,433,709

		7,640,301

Coatings/Paint - 0.6%

RPM International, Inc.	284,400	6,788,628
Valspar Corp.	202,800	9,399,780

		16,188,408

Coffee - 0.7%

Green Mountain Coffee Roasters, Inc.†#	280,954	18,253,581

Commercial Services - 0.4%

Convergys Corp.†	260,800	3,359,104
HMS Holdings Corp.†	181,910	5,861,140

		9,220,244

Commercial Services-Finance - 1.3%

Alliance Data Systems Corp.†#	107,504	13,046,685
Global Payments, Inc.	170,000	8,775,400
Lender Processing Services, Inc.#	182,300	4,017,892
SEI Investments Co.	314,574	6,212,837

		32,052,814

Computer Aided Design - 0.5%

ANSYS, Inc.†	200,500	12,667,590

Computer Services - 0.2%

DST Systems, Inc.	72,700	3,853,100

Computers-Integrated Systems - 1.5%

Diebold, Inc.	135,900	5,317,767
Jack Henry & Associates, Inc.	187,900	6,339,746
MICROS Systems, Inc.†	173,900	9,030,627
NCR Corp.†	341,600	7,419,552
Riverbed Technology, Inc.†	334,535	9,524,211

		37,631,903

Consulting Services - 1.0%

CoreLogic, Inc.†	230,272	3,541,583
Corporate Executive Board Co.#	72,300	2,996,112
FTI Consulting, Inc.†#	88,900	3,562,223
Gartner, Inc.†	205,900	8,289,534
Towers Watson & Co., Class A	111,800	7,148,492

		25,537,944

Consumer Products-Misc. - 0.5%

American Greetings Corp., Class A#	86,600	1,299,000
Scotts Miracle-Gro Co., Class A#	93,900	4,398,276
Tupperware Brands Corp.	124,500	7,804,905

		13,502,181

Containers-Metal/Glass - 0.3%

Greif, Inc., Class A	66,800	3,420,828
Silgan Holdings, Inc.#	107,600	4,575,152

		7,995,980

Containers-Paper/Plastic - 0.9%

Packaging Corp. of America	212,200	6,289,608
Rock-Tenn Co., Class A	152,095	10,721,177
Sonoco Products Co.	217,000	7,126,280

		24,137,065

Data Processing/Management - 0.5%

Acxiom Corp.†#	169,900	2,385,396
Broadridge Financial Solutions, Inc.	263,036	6,402,296
Fair Isaac Corp.#	77,500	3,137,200

		11,924,892

Decision Support Software - 0.4%

MSCI, Inc., Class A†	261,700	9,258,946

Diagnostic Equipment - 0.3%

Gen-Probe, Inc.†	100,900	6,889,452

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†#	118,992	10,203,564

Distribution/Wholesale - 1.9%

Arrow Electronics, Inc.†	241,460	9,694,619
Fossil, Inc.†#	113,624	13,859,855
Ingram Micro, Inc., Class A†	330,454	6,321,585
LKQ Corp.†	316,702	10,090,126
Owens & Minor, Inc.#	137,600	4,122,496
Watsco, Inc.#	61,600	4,397,624

		48,486,305

Diversified Manufacturing Operations - 1.7%

Carlisle Cos., Inc.	130,859	6,385,919
Crane Co.	106,000	5,148,420
Harsco Corp.	172,768	3,840,633
ITT Corp.	197,266	4,921,787
Pentair, Inc.#	213,900	8,235,150
SPX Corp.	110,068	8,050,373
Trinity Industries, Inc.	172,357	5,991,129

		42,573,411

E-Marketing/Info - 0.1%

ValueClick, Inc.†	179,200	3,727,360

Electric Products-Misc. - 0.6%

AMETEK, Inc.	344,166	16,382,302

Electric-Integrated - 3.6%

Alliant Energy Corp.	240,900	10,271,976
Black Hills Corp.#	85,700	2,814,388
Cleco Corp.#	131,700	5,067,816
Great Plains Energy, Inc.#	294,500	5,825,210
Hawaiian Electric Industries, Inc.#	204,238	5,116,162
IDACORP, Inc.#	108,000	4,371,840
MDU Resources Group, Inc.	409,700	8,890,490
National Fuel Gas Co.	179,259	9,022,105
NSTAR#	220,202	10,327,474
NV Energy, Inc.	512,200	8,031,296
OGE Energy Corp.	212,344	11,143,813
PNM Resources, Inc.	172,900	3,108,742
Westar Energy, Inc.	254,300	6,998,336

		90,989,648

Electronic Components-Misc. - 0.5%

Gentex Corp.#	311,400	7,364,610
Vishay Intertechnology, Inc.†	339,262	4,159,352

		11,523,962

Electronic Components-Semiconductors - 2.0%

Cree, Inc.†#	249,403	7,554,417
Fairchild Semiconductor International, Inc.†	274,400	4,003,496
International Rectifier Corp.†	149,800	3,363,010
Intersil Corp., Class A	274,400	3,106,208
MEMC Electronic Materials, Inc.†	499,160	1,961,699
QLogic Corp.†	218,400	3,754,296
Rovi Corp.†	237,619	8,430,722
Semtech Corp.†	143,800	4,128,498
Silicon Laboratories, Inc.†	90,800	4,067,840
Skyworks Solutions, Inc.†	405,781	10,943,913

		51,314,099

Electronic Connectors - 0.3%

Thomas & Betts Corp.†	112,196	8,103,917

Electronic Design Automation - 0.8%

Cadence Design Systems, Inc.†#	591,000	6,956,070
Mentor Graphics Corp.†	202,500	3,069,900
Synopsys, Inc.†	311,000	9,476,170

		19,502,140

Electronic Measurement Instruments - 0.9%

Itron, Inc.†	87,645	3,893,191
National Instruments Corp.	201,200	5,351,920
Trimble Navigation, Ltd.†	265,617	13,357,879

		22,602,990

Electronic Parts Distribution - 0.6%

Avnet, Inc.†	318,616	11,387,336
Tech Data Corp.†	89,600	4,791,808

		16,179,144

Engineering/R&D Services - 1.1%

Aecom Technology Corp.†	248,949	5,812,959
KBR, Inc.	321,280	11,668,889
Shaw Group, Inc.†	140,405	4,063,321
URS Corp.	172,800	7,542,720

		29,087,889

Enterprise Software/Service - 0.8%

Advent Software, Inc.†#	69,500	1,788,235
Concur Technologies, Inc.†#	100,900	5,948,055

Informatica Corp.†	229,655	11,289,840
ManTech International Corp., Class A#	50,300	1,687,062

		20,713,192

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	66,800	2,462,248

Filtration/Separation Products - 0.7%

CLARCOR, Inc.#	109,000	5,501,230
Donaldson Co., Inc.	161,009	11,822,891

		17,324,121

Finance-Investment Banker/Broker - 0.6%

Greenhill & Co., Inc.	62,200	2,734,312
Jefferies Group, Inc.#	315,059	5,267,787
Raymond James Financial, Inc.	221,500	7,834,455

		15,836,554

Food-Baking - 0.2%

Flowers Foods, Inc.#	243,591	4,662,332

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	53,900	1,253,175

Food-Flour & Grain - 0.1%

Post Holdings, Inc.†	48,710	1,516,829

Food-Meat Products - 0.3%

Smithfield Foods, Inc.†	354,500	8,305,935

Food-Misc. - 0.8%

Corn Products International, Inc.	163,275	9,363,821
Lancaster Colony Corp.#	42,714	2,783,671
RalCorp Holdings, Inc.†	118,636	8,850,246

		20,997,738

Food-Retail - 0.2%

Ruddick Corp.#	106,900	4,378,624

Footwear & Related Apparel - 0.2%

Deckers Outdoor Corp.†#	83,800	6,264,888

Funeral Services & Related Items - 0.3%

Matthews International Corp., Class A#	61,700	1,913,934
Service Corp. International	494,800	5,611,032

		7,524,966

Gas-Distribution - 1.6%

Atmos Energy Corp.	196,100	6,026,153
Questar Corp.	385,400	7,407,388
Southern Union Co.	270,214	11,873,203
UGI Corp.	250,600	7,079,450
Vectren Corp.	177,600	5,189,472
WGL Holdings, Inc.#	104,550	4,268,777

		41,844,443

Hazardous Waste Disposal - 0.3%

Clean Harbors, Inc.†#	102,500	6,883,900

Human Resources - 0.4%

Korn/Ferry International†#	103,600	1,654,492
Manpower, Inc.	176,180	7,588,073
Monster Worldwide, Inc.†#	279,600	1,940,424

		11,182,989

Industrial Automated/Robotic - 0.3%

Nordson Corp.#	129,400	7,113,118

Instruments-Controls - 0.7%

Mettler-Toledo International, Inc.†	68,403	12,331,693
Woodward, Inc.#	130,100	5,694,477

		18,026,170

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.	243,037	8,292,422
Brown & Brown, Inc.	252,000	5,954,760

		14,247,182

Insurance-Life/Health - 0.3%

Protective Life Corp.	178,373	4,953,418
StanCorp Financial Group, Inc.#	95,900	3,812,984

		8,766,402

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	167,100	6,257,895
Kemper Corp.	108,900	3,116,718
Old Republic International Corp.#	547,499	5,945,839

		15,320,452

Insurance-Property/Casualty - 1.4%

Fidelity National Financial, Inc., Class A	475,600	8,208,856
First American Financial Corp.	228,800	3,523,520
Hanover Insurance Group, Inc.	97,400	3,975,868
HCC Insurance Holdings, Inc.	246,700	7,534,218
Mercury General Corp.	78,500	3,366,080
WR Berkley Corp.	241,000	8,615,750

		35,224,292

Insurance-Reinsurance - 1.2%

Aspen Insurance Holdings, Ltd.#	153,200	4,064,396
Everest Re Group, Ltd.	116,600	10,243,310
Reinsurance Group of America, Inc.	159,000	9,169,530
Transatlantic Holdings, Inc.	124,700	7,556,820

		31,034,056

Internet Infrastructure Software - 0.4%

TIBCO Software, Inc.†	347,502	10,067,133

Intimate Apparel - 0.2%

Warnaco Group, Inc.†#	87,900	5,160,609

Investment Companies - 0.1%

Apollo Investment Corp.#	427,600	3,001,752

Investment Management/Advisor Services - 1.1%

Affiliated Managers Group, Inc.†	114,999	12,234,744
Eaton Vance Corp.#	247,738	7,137,332
Janus Capital Group, Inc.#	403,315	3,557,238
Waddell & Reed Financial, Inc., Class A	185,100	5,841,756

		28,771,070

Leisure Products - 0.1%

WMS Industries, Inc.†	120,537	2,655,430

Lighting Products & Systems - 0.2%

Acuity Brands, Inc.	90,552	5,631,429

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	172,400	7,942,468
Lincoln Electric Holdings, Inc.	181,900	8,401,961

		16,344,429

Machinery-Construction & Mining - 0.2%

Terex Corp.†#	237,348	6,026,266

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	89,188	6,020,190

Machinery-Farming - 0.4%

AGCO Corp.†	209,428	10,812,768

Machinery-General Industrial - 0.9%

Gardner Denver, Inc.	109,800	7,541,064
IDEX Corp.	178,133	7,445,959
Wabtec Corp.	104,100	7,779,393

		22,766,416

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†	112,800	4,336,032

Machinery-Pumps - 0.3%

Graco, Inc.	129,500	6,627,810

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†	411,400	7,948,248

Medical Instruments - 0.4%

Techne Corp.	79,468	5,689,114
Thoratec Corp.†	130,100	4,488,450

		10,177,564

Medical Labs & Testing Services - 0.2%

Covance, Inc.†#	131,900	6,295,587

Medical Products - 1.3%

Cooper Cos., Inc.	103,600	8,234,128
Henry Schein, Inc.†	195,368	14,461,139
Hill-Rom Holdings, Inc.	133,900	4,548,583
Teleflex, Inc.	88,400	5,239,468

		32,483,318

Medical Sterilization Products - 0.2%

STERIS Corp.#	125,800	3,947,604

Medical-Biomedical/Gene - 1.9%

Bio-Rad Laboratories, Inc., Class A†	42,700	4,351,984
Charles River Laboratories International, Inc.†	107,300	3,769,449
Regeneron Pharmaceuticals, Inc.†#	164,093	17,195,306
United Therapeutics Corp.†	111,668	5,329,914
Vertex Pharmaceuticals, Inc.†	450,332	17,526,921

		48,173,574

Medical-Drugs - 0.6%

Endo Pharmaceuticals Holdings, Inc.†	252,680	9,366,848
Medicis Pharmaceutical Corp., Class A#	136,900	4,783,286

		14,150,134

Medical-HMO - 0.8%

AMERIGROUP Corp.†	103,439	7,026,611
Health Net, Inc.†	179,104	6,759,385
WellCare Health Plans, Inc.†	92,595	6,283,497

		20,069,493

Medical-Hospitals - 0.9%

Community Health Systems, Inc.†	195,318	4,929,827
Health Management Associates, Inc., Class A†	546,650	4,034,277
LifePoint Hospitals, Inc.†#	104,500	4,072,365
Universal Health Services, Inc., Class B	207,966	9,277,363

		22,313,832

Medical-Outpatient/Home Medical - 0.2%

Lincare Holdings, Inc.#	192,200	5,162,492

Metal Processors & Fabrication - 0.5%

Timken Co.	180,737	9,470,619
Worthington Industries, Inc.#	116,400	1,963,668

		11,434,287

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	143,400	7,568,652

Motion Pictures & Services - 0.1%

DreamWorks Animation SKG, Inc., Class A†#	154,100	2,659,766

Multimedia - 0.4%

FactSet Research Systems, Inc.#	98,000	8,565,200
Meredith Corp.#	81,000	2,664,900

		11,230,100

Networking Products - 0.3%

Polycom, Inc.†	382,888	7,906,637

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.#	268,800	8,741,376

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	126,400	2,654,400
HNI Corp.#	97,300	2,459,744

		5,114,144

Oil & Gas Drilling - 0.7%

Atwood Oceanics, Inc.†	122,600	5,830,856
Patterson-UTI Energy, Inc.	333,146	6,469,695
Unit Corp.†	89,900	4,276,543

		16,577,094

Oil Companies-Exploration & Production - 2.3%

Bill Barrett Corp.†#	101,600	2,969,768
Cimarex Energy Co.	185,039	14,927,096
Energen Corp.	156,500	8,330,495
Forest Oil Corp.†#	242,073	3,130,004
Northern Oil and Gas, Inc.†	137,100	3,250,641
Plains Exploration & Production Co.†	304,062	13,400,012
Quicksilver Resources, Inc.†#	260,300	1,442,062
SM Energy Co.	138,900	10,934,208

		58,384,286

Oil Field Machinery & Equipment - 0.5%

Dresser-Rand Group, Inc.†	162,854	8,553,092
Dril-Quip, Inc.†	74,800	5,235,252

		13,788,344

Oil Refining & Marketing - 0.6%

HollyFrontier Corp.	448,598	14,637,753

Oil-Field Services - 1.6%

CARBO Ceramics, Inc.#	43,100	3,950,115
Helix Energy Solutions Group, Inc.†	228,900	4,404,036
Oceaneering International, Inc.	234,500	12,726,315
Oil States International, Inc.†	110,820	9,000,800
Superior Energy Services, Inc.†	333,860	9,795,453

		39,876,719

Paper & Related Products - 0.3%

Domtar Corp.	79,100	7,583,317

Patient Monitoring Equipment - 0.1%

Masimo Corp.†	130,200	2,838,360

Pharmacy Services - 0.6%

Catalyst Health Solutions, Inc.†	108,131	6,706,285
Omnicare, Inc.	248,100	8,728,158

		15,434,443

Physicians Practice Management - 0.3%

Mednax, Inc.†	106,100	7,892,779

Power Converter/Supply Equipment - 0.4%

Hubbell, Inc., Class B	127,900	9,620,638

Printing-Commercial - 0.2%

Deluxe Corp.#	110,300	2,721,101
Valassis Communications, Inc.†#	97,100	2,425,558

		5,146,659

Private Corrections - 0.2%

Corrections Corp. of America†	215,900	5,410,454

Publishing-Books - 0.3%

John Wiley & Sons, Inc., Class A	103,100	4,680,740
Scholastic Corp.	54,900	1,678,293

		6,359,033

Publishing-Newspapers - 0.1%

New York Times Co., Class A†	262,400	1,729,216

Quarrying - 0.2%

Compass Minerals International, Inc.#	71,400	5,144,370

Racetracks - 0.1%

International Speedway Corp., Class A	61,500	1,547,340

Real Estate Investment Trusts - 8.3%

Alexandria Real Estate Equities, Inc.	133,846	9,595,419
American Campus Communities, Inc.#	153,800	6,328,870
BRE Properties, Inc.	163,400	7,913,462
Camden Property Trust	160,278	9,937,236
Corporate Office Properties Trust	154,258	3,782,406
Duke Realty Corp.#	547,584	7,600,466
Equity One, Inc.	129,400	2,461,188
Essex Property Trust, Inc.#	74,100	10,373,259
Federal Realty Investment Trust	137,800	13,139,230
Highwoods Properties, Inc.#	157,500	5,040,000
Home Properties, Inc.	104,700	6,033,861
Hospitality Properties Trust	268,100	6,630,113
Liberty Property Trust	251,800	8,541,056
Macerich Co.	286,300	15,457,337
Mack-Cali Realty Corp.	189,100	5,408,260
National Retail Properties, Inc.	224,400	5,980,260
Omega Healthcare Investors, Inc.#	221,813	4,518,331
Potlatch Corp.#	82,190	2,533,096
Rayonier, Inc.	257,802	11,477,345
Realty Income Corp.	289,100	10,664,899
Regency Centers Corp.	195,100	8,348,329
Senior Housing Properties Trust	353,000	7,554,200
SL Green Realty Corp.	185,040	14,072,292
Taubman Centers, Inc.	125,700	8,682,099
UDR, Inc.	475,400	11,894,508
Weingarten Realty Investors#	262,200	6,528,780

		210,496,302

Real Estate Management/Services - 0.3%

Jones Lang LaSalle, Inc.	93,712	7,629,094

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	91,900	4,546,293

Recreational Vehicles - 0.4%

Polaris Industries, Inc.	148,569	9,814,468

Rental Auto/Equipment - 0.6%

Aaron’s, Inc.	163,900	4,579,366
Rent-A-Center, Inc.	127,500	4,516,050
United Rentals, Inc.†#	135,399	5,643,430

		14,738,846

Respiratory Products - 0.4%

ResMed, Inc.†#	315,167	9,234,393

Retail-Apparel/Shoe - 2.1%

Aeropostale, Inc.†	173,721	3,121,766
American Eagle Outfitters, Inc.	420,500	6,114,070
ANN, Inc.†#	113,600	2,713,904
Ascena Retail Group, Inc.†#	146,000	5,635,600
Chico’s FAS, Inc.	363,900	5,462,139
Collective Brands, Inc.†#	129,960	2,341,879
Foot Locker, Inc.	329,733	9,618,312
Guess?, Inc.	144,017	4,990,189
PVH Corp.	145,643	12,381,112

		52,378,971

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.	156,465	13,357,417

Retail-Automobile - 0.2%

Copart, Inc.†	115,800	5,764,524

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†#	88,800	1,181,928

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Class A	99,400	7,893,354

Retail-Consumer Electronics - 0.1%

RadioShack Corp.#	216,700	1,536,403

Retail-Discount - 0.1%

HSN, Inc.	87,200	3,240,352

Retail-Gardening Products - 0.5%

Tractor Supply Co.	152,615	13,044,004

Retail-Hair Salons - 0.1%

Regis Corp.#	125,300	2,168,943

Retail-Jewelry - 0.3%

Signet Jewelers, Ltd.	188,600	8,845,340

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.	225,000	8,685,000

Retail-Major Department Stores - 0.2%

Saks, Inc.†#	347,000	4,042,550

Retail-Office Supplies - 0.1%

Office Depot, Inc.†#	606,185	2,000,411

Retail-Pet Food & Supplies - 0.5%

PetSmart, Inc.	240,340	13,396,552

Retail-Petroleum Products - 0.3%

World Fuel Services Corp.#	154,400	6,432,304

Retail-Restaurants - 0.9%

Bob Evans Farms, Inc.#	63,800	2,347,840
Brinker International, Inc.#	174,700	4,819,973
Cheesecake Factory, Inc.†#	118,500	3,512,340
Panera Bread Co., Class A†	64,012	9,894,975
Wendy’s Co.	641,800	3,253,926

		23,829,054

Retail-Sporting Goods - 0.4%

Dick’s Sporting Goods, Inc.	209,600	9,381,696

Savings & Loans/Thrifts - 1.0%

Astoria Financial Corp.#	181,800	1,596,204
First Niagara Financial Group, Inc.	747,586	7,146,922
New York Community Bancorp, Inc.#	940,849	12,240,446
Washington Federal, Inc.	233,600	3,784,320

		24,767,892

Schools - 0.2%

ITT Educational Services, Inc.†#	43,400	2,978,976
Strayer Education, Inc.#	25,200	2,592,954

		5,571,930

Security Services - 0.1%

Brink’s Co.#	101,600	2,565,400

Semiconductor Components-Integrated Circuits - 0.7%

Atmel Corp.†	1,001,090	10,121,020
Cypress Semiconductor Corp.†	336,100	5,797,725
Integrated Device Technology, Inc.†#	308,300	2,130,353

		18,049,098

Semiconductor Equipment - 0.4%

Lam Research Corp.†	257,913	10,754,972

Shipbuilding - 0.2%

Huntington Ingalls Industries, Inc.†	105,900	3,799,692

Soap & Cleaning Preparation - 0.6%

Church & Dwight Co., Inc.	309,352	14,768,465

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	48,800	5,420,216

Steel-Producers - 0.9%

Carpenter Technology Corp.	95,900	4,919,670
Commercial Metals Co.	250,700	3,331,803
Reliance Steel & Aluminum Co.	161,331	8,666,702
Steel Dynamics, Inc.	471,578	6,984,070

		23,902,245

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†#	209,772	3,129,798

Telecom Services - 0.5%

NeuStar, Inc., Class A†	141,900	4,973,595
tw telecom, Inc.†	324,100	7,000,560

		11,974,155

Telecommunication Equipment - 0.5%

ADTRAN, Inc.#	138,100	4,868,025
Plantronics, Inc.#	94,400	3,521,120
Tellabs, Inc.	792,000	3,136,320

		11,525,465

Telephone-Integrated - 0.2%

Telephone & Data Systems, Inc.	206,927	5,229,045

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†	122,775	7,797,440

Tobacco - 0.1%

Universal Corp.#	50,400	2,315,376

Transactional Software - 0.8%

ACI Worldwide, Inc.†#	72,700	2,746,606
Solera Holdings, Inc.	152,989	7,343,472
VeriFone Systems, Inc.†#	226,865	10,864,565

		20,954,643

Transport-Equipment & Leasing - 0.2%

GATX Corp.#	101,100	4,396,839

Transport-Marine - 0.8%

Alexander & Baldwin, Inc.	90,500	4,200,105
Kirby Corp.†#	120,800	8,289,296
Tidewater, Inc.#	112,600	6,699,700

		19,189,101

Transport-Rail - 0.6%

Kansas City Southern†	236,385	16,447,668

Transport-Services - 0.1%

UTi Worldwide, Inc.	223,100	3,600,834

Transport-Truck - 0.8%

Con-way, Inc.	120,600	3,563,730
J.B. Hunt Transport Services, Inc.	194,510	9,960,857
Landstar System, Inc.	101,800	5,503,308
Werner Enterprises, Inc.#	94,475	2,288,185

		21,316,080

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†	188,200	4,138,518

Water - 0.3%

Aqua America, Inc.#	300,700	6,678,547

Web Hosting/Design - 1.0%

Equinix, Inc.†#	102,900	14,424,522
Rackspace Hosting, Inc.†#	224,700	11,738,328

		26,162,850

Web Portals/ISP - 0.1%

AOL, Inc.†#	210,247	3,776,036

Wire & Cable Products - 0.1%

General Cable Corp.†#	112,451	3,482,607

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†#	603,200	2,877,264

X-Ray Equipment - 0.5%

Hologic, Inc.†	568,164	11,778,040

Total Long-Term Investment Securities
(cost $2,193,147,076)		2,523,879,231

SHORT-TERM INVESTMENT SECURITIES - 12.5%
Registered Investment Companies - 12.4%

Navigator Securities Lending Prime Portfolio(1)(2)	315,228,011	315,228,011

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.01% due 03/15/12@	$2,760,000	2,759,995

Total Short-Term Investment Securities
(cost $317,988,006)		317,988,006

REPURCHASE AGREEMENT - 0.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (3) (cost $21,535,000)	21,535,000	21,535,000

TOTAL INVESTMENTS
(cost $2,532,670,082) (4)	112.4%	2,863,402,237
Liabilities in excess of other assets	(12.4)	(315,326,758)

NET ASSETS	100.0%	$2,548,075,479

†	Non-income producing security
#	The security or a portion thereof is out on loan
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 29, 2012, the Fund had loaned securities with a total value of $305,560,141. This was secured by collateral of $315,228,011, which was received in cash and subsequently invested in short-term investments currently valued at $315,228,011 as reported in the portfolio of investments. The remaining collateral of $363,256 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	2.38% to 2.50%	04/30/15 to 05/31/18

(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Unrealized Appreciation (Depreciation)
272	Long	S&P Midcap 400 E-mini index	March 2012	$24,086,885	$26,563,520	$2,476,635

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$210,496,302	$—	$—	$210,496,302
Other Industries*	2,313,382,929	—	—	2,313,382,929
Short-Term Investment Securities:
Registered Investment Companies	—	315,228,011	—	315,228,011
U.S. Government Treasuries	—	2,759,995	—	2,759,995
Repurchase Agreement	—	21,535,000	—	21,535,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,476,635	—	—	2,476,635

Total	$2,526,355,866	$339,523,006	$—	$2,865,878,872

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.6%
Advertising Agencies - 0.3%

Interpublic Group of Cos., Inc.#	64,840	$759,925

Aerospace/Defense-Equipment - 0.6%

BE Aerospace, Inc.†	37,400	1,714,416

Agricultural Chemicals - 0.7%

Intrepid Potash, Inc.†#	79,398	2,007,975

Applications Software - 3.1%

Citrix Systems, Inc.†	19,953	1,491,287
Red Hat, Inc.†	63,981	3,164,500
Salesforce.com, Inc.†#	26,628	3,812,065

		8,467,852

Auto-Heavy Duty Trucks - 0.4%

Navistar International Corp.†	28,230	1,179,449

Auto/Truck Parts & Equipment-Original - 0.8%

BorgWarner, Inc.†#	25,030	2,073,485

Banks-Commercial - 0.5%

Zions Bancorporation#	72,120	1,370,280

Banks-Super Regional - 0.2%

Fifth Third Bancorp#	40,935	557,125

Beverages-Non-alcoholic - 0.5%

Coca-Cola Enterprises, Inc.	33,405	965,405
Monster Beverage Corp.†	7,405	423,492

		1,388,897

Broadcast Services/Program - 0.7%

Discovery Communications, Inc., Class A†	18,925	882,851
Scripps Networks Interactive, Inc., Class A#	21,495	971,574

		1,854,425

Building & Construction Products-Misc. - 0.3%

Fortune Brands Home & Security, Inc.†#	43,310	837,615

Building Products-Cement - 0.7%

Martin Marietta Materials, Inc.#	22,626	1,942,895

Cellular Telecom - 0.6%

Millicom International Cellular SA SDR	14,550	1,630,520

Chemicals-Diversified - 1.2%

Celanese Corp., Series A	8,895	423,135
Rockwood Holdings, Inc.†	52,383	2,789,395

		3,212,530

Coal - 0.1%

Alpha Natural Resources, Inc.†	15,050	279,328

Coffee - 0.6%

Green Mountain Coffee Roasters, Inc.†#	25,125	1,632,371

Commercial Services - 5.1%

Edenred	215,515	5,751,224
Intertek Group PLC	80,412	2,961,521
Weight Watchers International, Inc.#	68,876	5,370,950

		14,083,695

Commercial Services-Finance - 1.0%

Morningstar, Inc.#	39,273	2,351,275
SEI Investments Co.	12,710	251,022

		2,602,297

Computer Data Security - 0.2%

Fortinet, Inc.†	16,020	433,341

Computer Services - 1.0%

IHS, Inc., Class A†#	29,674	2,806,270

Computer Software - 1.6%

Akamai Technologies, Inc.†#	119,297	4,294,692

Computers-Integrated Systems - 0.3%

Brocade Communications Systems, Inc.†	145,755	842,464

Computers-Memory Devices - 0.4%

Western Digital Corp.†	25,360	995,380

Consulting Services - 3.5%

Gartner, Inc.†	65,508	2,637,352
Qualicorp SA†	275,345	2,405,110
Verisk Analytics, Inc., Class A†	104,158	4,530,873

		9,573,335

Containers-Metal/Glass - 0.4%

Owens-Illinois, Inc.†	45,460	1,086,494

Cosmetics & Toiletries - 0.6%

Natura Cosmeticos SA	74,328	1,752,535

Decision Support Software - 1.7%

MSCI, Inc., Class A†#	129,090	4,567,204

Diagnostic Kits - 1.0%

IDEXX Laboratories, Inc.†#	32,626	2,797,680

Dialysis Centers - 0.4%

DaVita, Inc.†#	12,215	1,057,208

Distribution/Wholesale - 2.4%

Fastenal Co.#	126,581	6,668,287

Diversified Manufacturing Operations - 0.4%

Colfax Corp.†	21,710	738,574
SPX Corp.	3,360	245,751

		984,325

Diversified Operations - 0.9%

Leucadia National Corp.#	86,113	2,453,359

E-Commerce/Products - 1.7%

MercadoLibre, Inc.#	15,059	1,465,392
Netflix, Inc.†	29,940	3,315,256

		4,780,648

E-Commerce/Services - 2.9%

Alibaba.com, Ltd.†	801,600	1,366,281
Ctrip.com International, Ltd. ADR†#	58,049	1,588,801
Groupon, Inc.†#	84,579	1,667,475
Groupon, Inc., Class A†(1)(2)(3)	179,588	3,363,616

		7,986,173

Electric Products-Misc. - 0.8%

AMETEK, Inc.	45,705	2,175,558

Electric-Distribution - 1.0%

Brookfield Infrastructure Partners LP	96,147	2,856,527

Electronic Components-Semiconductors - 3.4%

Altera Corp.	25,040	962,788
ARM Holdings PLC ADR#	98,899	2,688,075
Avago Technologies, Ltd.	27,570	1,036,908
Fairchild Semiconductor International, Inc.†#	12,875	187,846
First Solar, Inc.†#	35,621	1,150,558
Microchip Technology, Inc.#	26,830	967,758
Micron Technology, Inc.†	37,605	321,523
NVIDIA Corp.†#	35,154	532,583
ON Semiconductor Corp.†	125,450	1,137,832

Rovi Corp.†	11,080	393,118

		9,378,989

Electronic Measurement Instruments - 0.8%

Agilent Technologies, Inc.†	50,250	2,191,905

Engineering/R&D Services - 0.6%

KBR, Inc.	41,570	1,509,822

Entertainment Software - 0.4%

Nexon Co., Ltd.†	80,420	1,162,425

Finance-Investment Banker/Broker - 0.6%

Greenhill & Co., Inc.#	27,336	1,201,691
Lazard, Ltd., Class A	17,190	523,607

		1,725,298

Finance-Other Services - 1.1%

IntercontinentalExchange, Inc.†	19,785	2,729,539
NASDAQ OMX Group, Inc.†#	12,650	333,201

		3,062,740

Food-Confectionery - 0.8%

Hershey Co.#	26,720	1,621,904
J.M. Smucker Co.	6,600	497,112

		2,119,016

Food-Retail - 0.6%

Whole Foods Market, Inc.#	21,930	1,770,628

Hazardous Waste Disposal - 0.9%

Stericycle, Inc.†#	29,339	2,545,745

Hotel/Motels - 0.2%

Starwood Hotels & Resorts Worldwide, Inc.#	12,180	656,502

Industrial Automated/Robotic - 0.6%

Rockwell Automation, Inc.	19,850	1,587,603

Industrial Gases - 0.4%

Airgas, Inc.	14,505	1,194,197

Insurance-Property/Casualty - 0.2%

Arch Capital Group, Ltd.†	18,065	669,308

Internet Content-Entertainment - 2.2%

Youku, Inc. ADR†#	79,128	1,989,278
Zynga, Inc., Class A†#	215,086	2,832,683
Zynga, Inc., Class B†(1)(2)(3)	98,966	1,216,292

		6,038,253

Internet Content-Information/News - 1.7%

LinkedIn Corp., Class A†	53,006	4,604,631

Internet Infrastructure Software - 0.5%

TIBCO Software, Inc.†	43,150	1,250,056

Internet Security - 0.5%

Symantec Corp.†	76,740	1,369,042

Investment Management/Advisor Services - 0.1%

Invesco, Ltd.	13,275	328,822

Machinery-Electrical - 1.0%

Schindler Holding AG	21,358	2,632,273

Machinery-General Industrial - 0.9%

Gardner Denver, Inc.	18,950	1,301,486
Roper Industries, Inc.#	13,795	1,262,518

		2,564,004

Machinery-Pumps - 0.2%

Flowserve Corp.	4,870	577,436

Medical Information Systems - 1.3%

athenahealth, Inc.†#	29,592	2,091,266
Cerner Corp.†#	18,525	1,367,701

		3,458,967

Medical Instruments - 4.0%

Edwards Lifesciences Corp.†	9,655	706,070
Intuitive Surgical, Inc.†	13,315	6,812,220
St. Jude Medical, Inc.	28,405	1,196,419
Techne Corp.#	31,292	2,240,194

		10,954,903

Medical Products - 0.7%

Cooper Cos., Inc.	15,515	1,233,132
Sirona Dental Systems, Inc.†	15,635	780,187

		2,013,319

Medical-Biomedical/Gene - 1.9%

Halozyme Therapeutics, Inc.†#	111,715	1,285,839
Illumina, Inc.†#	74,863	3,836,729

		5,122,568

Medical-Drugs - 2.1%

Ironwood Pharmaceuticals, Inc.†#	132,080	1,768,551
Medivation, Inc.†	4,515	295,778
Shire PLC ADR#	5,525	578,191
Valeant Pharmaceuticals International, Inc.†#	60,431	3,197,404

		5,839,924

Medical-HMO - 0.4%

Centene Corp.†#	22,040	1,075,552

Medical-Hospitals - 0.1%

Universal Health Services, Inc., Class B#	8,550	381,416

Metal-Diversified - 0.9%

Lynas Corp., Ltd.†	592,088	774,682
Molycorp, Inc.†#	66,305	1,637,733

		2,412,415

Metal-Iron - 0.5%

Cliffs Natural Resources, Inc.#	19,290	1,224,529

Motorcycle/Motor Scooter - 0.7%

Harley-Davidson, Inc.#	39,330	1,831,991

Multimedia - 0.8%

FactSet Research Systems, Inc.#	26,186	2,288,656

Non-Hazardous Waste Disposal - 0.9%

Covanta Holding Corp.#	116,179	1,897,203
Republic Services, Inc.	20,865	622,403

		2,519,606

Oil & Gas Drilling - 0.4%

Rowan Cos., Inc.†#	32,725	1,206,571

Oil Companies-Exploration & Production - 4.1%

Cabot Oil & Gas Corp.	24,350	849,328
Cobalt International Energy, Inc.†#	41,580	1,249,895

Energy XXI Bermuda, Ltd.†	20,315	760,390
Pioneer Natural Resources Co.	18,755	2,056,298
Range Resources Corp.#	57,270	3,646,954
SM Energy Co.	9,100	716,352
Ultra Petroleum Corp.†#	75,861	1,893,491

		11,172,708

Oil Field Machinery & Equipment - 0.8%

Cameron International Corp.†	40,730	2,269,068

Oil-Field Services - 0.5%

Weatherford International, Ltd.†	88,370	1,412,153

Pharmacy Services - 0.4%

SXC Health Solutions Corp.†	15,725	1,113,330

Physicians Practice Management - 0.1%

Mednax, Inc.†#	4,775	355,212

Publishing-Books - 1.4%

McGraw-Hill Cos., Inc.#	85,439	3,976,331

Real Estate Management/Services - 0.4%

CBRE Group, Inc., Class A†	59,585	1,092,193

Retail-Apparel/Shoe - 0.3%

Michael Kors Holdings, Ltd.†	21,430	926,848

Retail-Auto Parts - 0.2%

O’Reilly Automotive, Inc.†#	6,375	551,438

Retail-Bedding - 0.3%

Bed Bath & Beyond, Inc.†	12,315	735,698

Retail-Discount - 1.6%

Dollar Tree, Inc.†#	50,858	4,501,442

Retail-Gardening Products - 0.6%

Tractor Supply Co.#	20,215	1,727,776

Retail-Hypermarkets - 0.6%

Sun Art Retail Group, Ltd.†	1,154,000	1,538,429

Retail-Restaurants - 1.5%

Chipotle Mexican Grill, Inc.†#	4,365	1,703,310
Dunkin’ Brands Group, Inc.†#	84,511	2,454,200

		4,157,510

Retail-Sporting Goods - 0.8%

Dick’s Sporting Goods, Inc.#	48,505	2,171,084

Schools - 0.8%
DeVry, Inc.	16,320	579,849
New Oriental Education & Technology Group ADR†	62,433	1,655,099

		2,234,948

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	10,535	413,077
Atmel Corp.†#	40,575	410,213
Linear Technology Corp.	12,970	434,236
Marvell Technology Group, Ltd.†	52,565	788,475

		2,046,001

Semiconductor Equipment - 0.4%

Lam Research Corp.†	24,480	1,020,816

Steel-Producers - 0.4%

Carpenter Technology Corp.#	22,915	1,175,540

Telecom Equipment-Fiber Optics - 0.3%

JDS Uniphase Corp.†	61,960	807,958

Telecommunication Equipment - 0.4%

Juniper Networks, Inc.†	47,030	1,070,403

Television - 0.3%

CBS Corp., Class B	29,170	872,183

Toys - 0.3%

Hasbro, Inc.#	24,825	876,819

Transactional Software - 1.5%

Solera Holdings, Inc.#	88,284	4,237,632

Transport-Services - 1.2%

Expeditors International of Washington, Inc.	76,542	3,339,528

Transport-Truck - 0.4%

J.B. Hunt Transport Services, Inc.#	22,275	1,140,703

Vitamins & Nutrition Products - 2.2%

Mead Johnson Nutrition Co.#	76,684	5,962,181

Web Portals/ISP - 1.2%

Yandex NV, Class A†#	157,658	3,358,115

Wireless Equipment - 2.6%

Motorola Solutions, Inc.	144,618	7,201,976

X-Ray Equipment - 0.3%

Hologic, Inc.†#	36,575	758,200

Total Common Stock
(cost $238,249,095)		268,779,895

CONVERTIBLE PREFERRED STOCK - 0.8%
Auto-Cars/Light Trucks - 0.5%

Better Place LLC Series B†(1)(2)(4)	314,973	1,429,977

E-Commerce/Products - 0.2%

Peixe Urbano, Inc. Series C†(1)(2)(4)	14,214	467,938

Internet Application Software - 0.1%

Workday, Inc. Series F†(1)(2)(4)	20,604	273,209

Total Convertible Preferred Stock
(cost $1,528,578)		2,171,124

Total Long-Term Investment Securities
(cost $239,777,673)		270,951,019

SHORT-TERM INVESTMENT SECURITIES - 15.9%
Registered Investment Companies - 14.8%

Navigator Securities Lending Prime Portfolio(5)(6)	40,797,670	40,797,670

Time Deposits - 1.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	$3,111,000	3,111,000

Total Short-Term Investment Securities
(cost $43,908,670)		43,908,670

REPURCHASE AGREEMENT - 0.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $1,011,000 and collateralized by $955,000 of U.S. Treasury Notes, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $1,035,119

(cost $1,011,000)	1,011,000	1,011,000

TOTAL INVESTMENTS
(cost $284,697,343)(7)	114.7%	315,870,689
Liabilities in excess of other assets	(14.7)	(40,378,266)

NET ASSETS	100.0%	$275,492,423

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $6,751,032 representing 2.5% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Series B
Convertible Preferred Stock	01/25/10	262,477	$787,431
	11/30/11	52,496	—

		314,973	$787,431	$1,429,977	$4.54	0.52%
Groupon, Inc. Class A
Common Stock	11/02/11	179,588	1,418,296	3,363,616	18.73	1.22
Peixe Urbano, Inc. Series C
Convertible Preferred Stock	12/02/11	14,214	467,938	467,938	32.92	0.17
Workday, Inc. Series F
Convertible Preferred Stock	10/12/11	20,604	273,209	273,209	13.26	0.10
Zynga, Inc. Class B
Common Stock	02/17/11	49,483	1,388,405
	04/18/11	49,483	—

		98,966	1,388,405	1,216,292	12.29	0.44

				$6,751,032		2.45%

(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 1).
(6)	At February 29, 2012, the Fund had loaned securities with a total value of $39,697,361. This was secured by collateral of $40,797,670, which was received in cash and subsequently invested in short-term investments currently valued at $40,797,670 as reported in the portfolio of investments. The remaining collateral of $534,774 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.60% to 5.00%	02/15/18 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41

(7)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt
SDR	- Swedish Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services	$14,083,695	$—	$—	$14,083,695
Other Industries*	250,116,292	4,579,908	—	254,696,200
Convertible Preferred Stock	—	—	2,171,124	2,171,124
Short-Term Investment Securities:
Registered Investment Companies	—	40,797,670	—	40,797,670
Time Deposits	—	3,111,000	—	3,111,000
Repurchase Agreement	—	1,011,000	—	1,011,000

Total	$264,199,987	$49,499,578	$2,171,124	$315,870,689

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$3,532,844	$1,388,406
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	1,260,749	—
Change in unrealized depreciation (1)	—	(172,114)
Net purchases	741,147	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(3,363,616)	(1,216,292)

Balance as of 02/29/2012	$2,171,124	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Convertible Preferred Stock	Preferred Stock
$642,546	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 81.4%
Certificates of Deposit - 18.2%

Nordea Bank Finland PLC NY 0.25% due 03/05/12	$7,850,000	$7,850,000
Nordea Bank Finland PLC NY 0.40% due 05/21/12	8,000,000	8,000,180
Rabobank Nederland NV NY 0.51% due 04/26/12	7,850,000	7,850,000
Rabobank Nederland NV NY FRS 0.61% due 11/09/12	9,770,000	9,770,000
Royal Bank of Canada NY FRS 0.31% due 06/18/12	9,250,000	9,250,000
Royal Bank of Canada NY FRS 0.59% due 07/09/12	8,000,000	8,000,528
Svenska Handelsbanken NY 0.27% due 05/02/12	8,000,000	8,000,069
UBS AG Stamford CT 0.32% due 03/30/12	8,400,000	8,400,000
UBS AG Stamford CT 0.37% due 03/06/12	9,150,000	9,150,000

Total Certificates of Deposit (amortized cost $76,270,777)		76,270,777

Commercial Paper - 5.5%

Barclays US Funding LLC 0.12% due 03/02/12	15,000,000	14,999,950
Proctor & Gamble Co. 0.07% due 03/08/12	8,000,000	7,999,891

Total Commercial Paper (amortized cost $22,999,841)		22,999,841

U.S. Corporate Bonds & Notes - 9.1%

Bank of America NA 0.31% due 04/25/12	8,300,000	8,300,000
Bank of America NA 0.43% due 03/12/12	7,850,000	7,850,000
Citigroup Funding, Inc. FRS 0.63% due 07/12/12	2,720,000	2,724,153
General Electric Capital Corp. FRS 0.70% due 04/10/12	9,020,000	9,021,268
General Electric Capital Corp. FRS 0.73% due 07/27/12	4,260,000	4,263,455
JPMorgan Chase & Co. 5.38% due 10/01/12	4,460,000	4,586,781
Morgan Stanley FRS 0.74% due 03/13/12	1,500,000	1,500,331

Total U.S. Corporate Bonds & Notes (amortized cost $38,245,988)		38,245,988

U.S. Government Agencies - 45.3%

Federal Farm Credit Bank
0.07% due 04/06/12	8,150,000	8,149,430
0.07% due 08/24/12	5,000,000	4,998,289
0.09% due 05/29/12	4,750,000	4,748,943
0.27% due 03/06/13	4,900,000	4,901,244

Federal Farm Credit Bank FRS
0.21% due 03/27/12	7,050,000	7,049,950
0.23% due 05/23/12	6,300,000	6,300,872
0.23% due 08/17/12	2,400,000	2,399,887
0.25% due 10/19/12	7,000,000	6,999,556
0.26% due 11/13/12	2,000,000	2,000,718
0.28% due 02/11/13	16,000,000	16,000,000

Federal Home Loan Bank
0.03% due 03/16/12	5,000,000	4,999,938
0.08% due 04/16/12	3,000,000	2,999,693
0.09% due 04/13/12	3,300,000	3,299,645
0.10% due 05/30/12	3,000,000	2,999,250
0.11% due 08/01/12	4,200,000	4,198,037
0.12% due 03/01/12	3,500,000	3,500,000
0.12% due 03/16/12	4,900,000	4,899,755
0.12% due 06/25/12	11,450,000	11,445,573
0.18% due 02/15/13	4,550,000	4,548,560
0.19% due 10/03/12	3,000,000	2,996,580

Federal Home Loan Bank FRS
0.16% due 07/13/12	9,000,000	8,999,835
0.21% due 11/01/12	3,210,000	3,211,133

Federal Home Loan Mtg. Corp.
0.07% due 06/04/12	4,146,000	4,145,234
0.12% due 06/20/12	4,900,000	4,898,187
0.13% due 07/16/12	4,900,000	4,897,576
0.16% due 04/27/12	5,290,000	5,288,660

Federal Home Loan Mtg. Corp. FRS
0.21% due 08/10/12	8,660,000	8,659,039
0.21% due 02/04/13	2,930,000	2,931,655
0.24% due 10/12/12	1,000,000	1,000,247

Federal National Mtg. Assoc.
0.06% due 05/07/12	3,000,000	2,999,665
0.06% due 05/21/12	4,000,000	3,999,460
0.07% due 06/18/12	5,500,000	5,498,834
0.08% due 06/18/12	3,250,000	3,249,213
0.13% due 07/05/12	9,000,000	8,995,905

Federal National Mtg. Assoc. FRS
0.23% due 07/26/12	1,300,000	1,300,646
0.52% due 12/20/12	10,350,000	10,375,585

Total U.S. Government Agencies (amortized cost $189,886,794)		189,886,794

U.S. Government Treasuries - 3.3%

United States Treasury Bills
0.01% due 04/05/12	6,800,000	6,799,935
0.02% due 03/01/12	3,300,000	3,300,000
United States Treasury Notes 1.88% due 06/15/12	3,630,000	3,647,299

Total U.S. Government Treasuries (amortized cost $13,747,234)		13,747,234

Total Short-Term Investment Securities - 81.4% (amortized cost $341,150,634)		341,150,634

REPURCHASE AGREEMENT - 18.8%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $78,847,000)	78,847,000	78,847,000

TOTAL INVESTMENTS - (amortized cost $419,997,634) (2)	100.2%	419,997,634
Liabilities in excess of other assets	(0.2)	(1,040,521)

NET ASSETS	100.0%	$418,957,113

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Allocation of investments as a percentage of net assets by industry category as of February 29, 2012:

U.S. Government Agencies	45.3%
Repurchase Agreement	18.8
Money Center Banks	9.4
Foreign Bank	9.2
Commercial Banks-Canadian	4.1
Super-Regional Banks-US	3.9
U.S. Government Treasuries	3.3
Finance	3.2
Cosmetics-Toiletries	1.9
Diversified Financial Services	0.7
Finance-Investment Banker/Broker	0.4

100.2%

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$76,270,777	$—	$76,270,777
Commercial Paper		22,999,841	—	22,999,841
U.S. Corporate Bonds & Notes	—	38,245,988	—	38,245,988
U.S. Government Agencies	—	189,886,794	—	189,886,794
U.S. Government Treasuries	—	13,747,234	—	13,747,234
Repurchase Agreement	—	78,847,000	—	78,847,000

Total	$—	$419,997,634	$—	$419,997,634

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100® Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.1%
Applications Software - 10.4%

Check Point Software Technologies, Ltd.†	11,097	$645,402
Citrix Systems, Inc.†	9,969	745,083
Intuit, Inc.#	15,907	920,061
Microsoft Corp.	449,675	14,272,684
Nuance Communications, Inc.†	16,077	416,716

		16,999,946

Auto-Heavy Duty Trucks - 0.5%

PACCAR, Inc.#	19,149	881,046

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†#	9,310	532,439

Cable/Satellite TV - 3.1%

Comcast Corp., Class A	111,859	3,286,417
DIRECTV, Class A†	37,717	1,747,052

		5,033,469

Casino Hotels - 0.4%

Wynn Resorts, Ltd.#	5,380	637,745

Cellular Telecom - 0.8%

Vodafone Group PLC ADR	49,102	1,330,173

Chemicals-Specialty - 0.3%

Sigma-Aldrich Corp.#	6,438	462,184

Coffee - 0.3%

Green Mountain Coffee Roasters, Inc.†#	8,265	536,977

Commercial Services-Finance - 1.2%

Automatic Data Processing, Inc.	26,123	1,419,002
Paychex, Inc.	19,371	606,312

		2,025,314

Computer Aided Design - 0.3%

Autodesk, Inc.†	12,114	458,515

Computer Services - 0.9%

Cognizant Technology Solutions Corp., Class A†	16,150	1,145,843
Infosys, Ltd. ADR#	4,171	240,583

		1,386,426

Computer Software - 0.2%

Akamai Technologies, Inc.†#	9,592	345,312

Computers - 17.7%

Apple, Inc.†	49,682	26,949,504
Dell, Inc.†	96,033	1,661,371
Research In Motion, Ltd.†	27,834	394,408

		29,005,283

Computers-Memory Devices - 1.3%

NetApp, Inc.†	19,694	846,842
SanDisk Corp.†	12,845	635,314
Seagate Technology PLC	22,444	589,379

		2,071,535

Data Processing/Management - 0.3%

Fiserv, Inc.†	7,530	499,239

Dental Supplies & Equipment - 0.2%

DENTSPLY International, Inc.#	7,567	292,692

Distribution/Wholesale - 0.8%

Fastenal Co.#	15,780	831,290
Fossil, Inc.†#	3,346	408,145

		1,239,435

E-Commerce/Products - 4.4%

Amazon.com, Inc.†#	24,309	4,368,084
eBay, Inc.†#	69,007	2,466,310
Netflix, Inc.†#	2,959	327,650

		7,162,044

E-Commerce/Services - 1.6%

Ctrip.com International, Ltd. ADR†#	7,891	215,977
Expedia, Inc.#	6,453	219,725
Liberty Interactive Corp., Class A†	29,999	562,781
priceline.com, Inc.†	2,661	1,668,500

		2,666,983

Electronic Components-Misc. - 0.5%

Flextronics International, Ltd.†	38,124	268,774
Garmin, Ltd.#	10,380	489,832

		758,606

Electronic Components-Semiconductors - 7.0%

Altera Corp.	17,152	659,494
Avago Technologies, Ltd.	13,144	494,346
Broadcom Corp., Class A†	25,979	965,120
First Solar, Inc.†#	4,620	149,226
Intel Corp.#	272,194	7,316,575
Microchip Technology, Inc.#	10,217	368,527
Micron Technology, Inc.†#	52,791	451,363
NVIDIA Corp.†#	32,643	494,541
Xilinx, Inc.	14,030	518,128

		11,417,320

Electronic Forms - 0.5%

Adobe Systems, Inc.†#	26,241	863,066

Enterprise Software/Service - 5.5%

BMC Software, Inc.†	9,098	340,629
CA, Inc.	26,374	712,889
Oracle Corp.	269,661	7,892,978

		8,946,496

Entertainment Software - 0.6%

Activision Blizzard, Inc.#	61,165	730,922
Electronic Arts, Inc.†	17,716	289,302

		1,020,224

Food-Retail - 0.5%

Whole Foods Market, Inc.	9,595	774,700

Hazardous Waste Disposal - 0.2%

Stericycle, Inc.†#	4,550	394,804

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	4,249	530,955

Internet Security - 0.6%

Symantec Corp.†	39,405	702,985
VeriSign, Inc.#	8,503	314,186

		1,017,171

Medical Information Systems - 0.4%

Cerner Corp.†	9,056	668,604

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†#	2,084	1,066,216

Medical Products - 0.2%

Henry Schein, Inc.†#	4,830	357,517

Medical-Biomedical/Gene - 6.1%

Alexion Pharmaceuticals, Inc.†	9,897	828,676
Amgen, Inc.	46,856	3,183,865
Biogen Idec, Inc.†	12,985	1,512,363
Celgene Corp.†	23,730	1,740,002
Gilead Sciences, Inc.†#	40,152	1,826,916
Life Technologies Corp.†	9,526	450,675
Vertex Pharmaceuticals, Inc.†	11,149	433,919

		9,976,416

Medical-Generic Drugs - 1.7%

Mylan, Inc.†	22,799	534,408
Perrigo Co.#	4,982	513,445
Teva Pharmaceutical Industries, Ltd. ADR	37,416	1,676,611

		2,724,464

Mining - 0.2%

Randgold Resources, Ltd. ADR#	3,083	353,713

Multimedia - 1.1%

News Corp., Class A	92,056	1,829,153

Networking Products - 3.5%

Cisco Systems, Inc.	287,368	5,712,876

Pharmacy Services - 0.8%

Express Scripts, Inc.†#	25,952	1,384,020

Radio - 0.3%

Sirius XM Radio, Inc.†#	200,483	453,092

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	12,424	662,572

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†#	6,860	593,390

Retail-Bedding - 0.5%

Bed Bath & Beyond, Inc.†	13,078	781,280

Retail-Discount - 1.6%

Costco Wholesale Corp.	23,166	1,993,666
Dollar Tree, Inc.†#	6,363	563,189

		2,556,855

Retail-Major Department Stores - 0.2%

Sears Holdings Corp.†#	5,713	397,968

Retail-Office Supplies - 0.3%

Staples, Inc.	37,388	548,108

Retail-Restaurants - 1.2%

Starbucks Corp.	39,846	1,934,922

Schools - 0.2%

Apollo Group, Inc., Class A†#	6,955	296,561

Semiconductor Components-Integrated Circuits - 4.2%

Linear Technology Corp.	12,175	407,619
Marvell Technology Group, Ltd.†	32,378	485,670
Maxim Integrated Products, Inc.#	15,594	434,917
QUALCOMM, Inc.	89,857	5,587,308

		6,915,514

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	70,429	862,051
KLA-Tencor Corp.#	8,909	431,195
Lam Research Corp.†	6,391	266,505

		1,559,751

Telecom Services - 0.2%

Virgin Media, Inc.#	16,086	405,367

Therapeutics - 0.1%

Warner Chilcott PLC, Class A†	13,584	227,260

Toys - 0.4%

Mattel, Inc.#	18,102	587,229

Transport-Services - 0.7%

C.H. Robinson Worldwide, Inc.#	8,776	580,708
Expeditors International of Washington, Inc.	11,334	494,502

		1,075,210

Web Portals/ISP - 7.0%

Baidu, Inc. ADR†	14,496	1,981,603
Google, Inc., Class A†	13,685	8,460,751
Yahoo!, Inc.†	66,301	983,244

		11,425,598

Total Long-Term Investment Securities
(cost $109,578,881)		153,783,755

SHORT-TERM INVESTMENT SECURITIES - 5.4%
Registered Investment Companies - 5.1%

Navigator Securities Lending Prime Portfolio(1)(2)	8,346,354	8,346,354

U.S. Government Treasuries - 0.3%
United States Treasury Bills 0.01% due 03/15/12(3)	$502,300	502,298

Total Short-Term Investment Securities
(cost $8,848,652)		8,848,652

REPURCHASE AGREEMENT - 5.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(4)
(cost $8,568,000)	8,568,000	8,568,000

TOTAL INVESTMENTS
(cost $126,995,533)(5)	104.7%	171,200,407
Liabilities in excess of other assets	(4.7)	(7,755,337)

NET ASSETS	100.0%	$163,445,070

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 29, 2012, the Fund had loaned securities with a total value of $8,281,640. This was secured by collateral of $8,346,354, which was received in cash and subsequently invested in short-term investments currently valued at $8,346,354 as reported in the portfolio of investments. The remaining collateral of $171,751 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mortgage Corp	0.29%	01/10/13
United States Treasury Bill	zero coupon	6/28/2012
United States Treasury Notes/Bonds	0.50% to 8.00%	04/30/12-11/15/28

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Unrealized Appreciation (Depreciation)
173	Long	Nasdaq 100 E-mini Index	March 2012	$8,305,939	$9,075,580	$769,641

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$16,999,946	$—	$—	$16,999,946
Computers	29,005,283	—	—	29,005,283
Electronic Components-Semiconductors	11,417,320	—	—	11,417,320
Enterprise Software/Service	8,946,496	—	—	8,946,496
Medical - Biomedical/Gene	9,976,416	—	—	9,976,416
Web Portals/ISP	11,425,598	—	—	11,425,598
Other Industries*	66,012,696	—	—	66,012,696
Short-Term Investment Securities:
Registered Investment Companies	—	8,346,354	—	8,346,354
U.S. Government Treasuries	—	502,298	—	502,298
Repurchase Agreement	—	8,568,000	—	8,568,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	769,641	—	—	769,641

Totals	$154,553,396	$17,416,652	$—	$171,970,048

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.3%
Advanced Materials - 0.2%

STR Holdings, Inc.†#	241,900	$1,717,490

Agricultural Chemicals - 0.5%

Monsanto Co.	56,205	4,349,143

Applications Software - 13.6%

Check Point Software Technologies, Ltd.†	5,300	308,248
Citrix Systems, Inc.†	47,282	3,533,857
Intuit, Inc.	230,136	13,311,066
Microsoft Corp.	2,184,995	69,351,741
Nuance Communications, Inc.†#	53,600	1,389,312
Red Hat, Inc.†#	105,661	5,225,993
Salesforce.com, Inc.†#	109,663	15,699,355

		108,819,572

Auto-Cars/Light Trucks - 0.2%

Tesla Motors, Inc.†#	48,756	1,628,938

Commercial Services - 0.2%

ExlService Holdings, Inc.†#	53,916	1,499,943

Commercial Services-Finance - 4.7%

Alliance Data Systems Corp.†#	50,893	6,176,374
Automatic Data Processing, Inc.	170,975	9,287,362
Mastercard, Inc., Class A	3,535	1,484,700
Paychex, Inc.#	25,320	792,516
Visa, Inc., Class A	139,521	16,236,059
Western Union Co.#	228,000	3,983,160

		37,960,171

Computer Aided Design - 0.8%

Aspen Technology, Inc.†#	80,420	1,653,435
Autodesk, Inc.†	129,500	4,901,575

		6,555,010

Computer Services - 2.6%

Accenture PLC, Class A	106,898	6,364,707
Cognizant Technology Solutions Corp., Class A†	32,665	2,317,582
International Business Machines Corp.	62,879	12,370,185

		21,052,474

Computer Software - 0.5%

Akamai Technologies, Inc.†#	109,210	3,931,560

Computers - 13.7%

Advantech Co., Ltd.	638,000	2,148,660
Apple, Inc.†	155,411	84,301,143
Dell, Inc.†#	815,675	14,111,177
Hewlett-Packard Co.	361,746	9,155,791

		109,716,771

Computers-Integrated Systems - 0.7%

Fujitsu, Ltd.	192,000	1,041,604
Riverbed Technology, Inc.†#	100,400	2,858,388
Teradata Corp.†#	20,872	1,389,032

		5,289,024

Computers-Memory Devices - 4.4%

EMC Corp.†#	539,751	14,945,705
Fusion-io, Inc.†#	109,675	2,994,128
NetApp, Inc.†	80,100	3,444,300
SanDisk Corp.†	194,835	9,636,539
Seagate Technology PLC	99,340	2,608,668
Western Digital Corp.†	32,610	1,279,943

		34,909,283

Computers-Periphery Equipment - 0.4%

Synaptics, Inc.†#	95,300	3,502,275

Consulting Services - 0.8%

Genpact, Ltd.†	211,652	3,390,665
Huron Consulting Group, Inc.†#	70,595	2,695,317

		6,085,982

Data Processing/Management - 0.2%

CommVault Systems, Inc.†	34,500	1,779,165

E-Commerce/Products - 2.9%

Amazon.com, Inc.†#	77,885	13,995,156
eBay, Inc.†#	211,810	7,570,089
Netflix, Inc.†	12,864	1,424,431

		22,989,676

E-Commerce/Services - 2.5%

Ctrip.com International, Ltd. ADR†#	53,900	1,475,243
Groupon, Inc.†#	71,472	1,409,070
Groupon, Inc., Class A†(1)(2)(3)	159,436	2,986,177
Liberty Interactive Corp., Class A†	58,000	1,088,080
priceline.com, Inc.†#	19,625	12,305,268
TripAdvisor, Inc.†#	29,475	949,979

		20,213,817

E-Services/Consulting - 0.6%

Sapient Corp.#	384,774	4,805,827

Electric Products-Misc. - 0.6%

Hitachi, Ltd.#	605,000	3,520,298
Nidec Corp.#	12,100	1,143,166

		4,663,464

Electronic Components-Misc. - 0.4%

Hon Hai Precision Industry Co., Ltd.	603,000	2,102,582
TE Connectivity, Ltd.	24,340	889,627

		2,992,209

Electronic Components-Semiconductors - 8.5%

Advanced Micro Devices, Inc.†#	399,000	2,932,650
Avago Technologies, Ltd.	32,080	1,206,529
Broadcom Corp., Class A†	131,540	4,886,711
Cree, Inc.†#	56,600	1,714,414
First Solar, Inc.†#	69,100	2,231,930
Hynix Semiconductor, Inc.†	114,425	3,088,905
Intel Corp.#	432,140	11,615,923
Intersil Corp., Class A#	136,400	1,544,048
MEMC Electronic Materials, Inc.†#	209,300	822,549
Microchip Technology, Inc.#	13,605	490,732
Micron Technology, Inc.†#	941,860	8,052,903
NVIDIA Corp.†#	388,400	5,884,260
ON Semiconductor Corp.†	591,500	5,364,905
PMC - Sierra, Inc.†#	251,700	1,729,179
Rovi Corp.†#	91,403	3,242,978
Samsung Electronics Co., Ltd.	2,440	2,630,352
Samsung Electronics Co., Ltd. GDR	1,060	574,520
Samsung Electronics Co., Ltd. GDR*	3,685	1,997,270
Spreadtrum Communications, Inc. ADR#	186,460	2,588,065
Texas Instruments, Inc.	137,535	4,586,792
Xilinx, Inc.#	23,250	858,623

		68,044,238

Electronic Forms - 0.3%

Adobe Systems, Inc.†#	74,100	2,437,149

Electronic Measurement Instruments - 0.1%

Trimble Navigation, Ltd.†	15,570	783,015

Electronic Parts Distribution - 0.2%

Synnex Technology International Corp.	638,000	1,616,921

Electronic Security Devices - 0.2%

Taser International, Inc.†#	435,100	1,753,453

Enterprise Software/Service - 3.6%

Ariba, Inc.†#	90,265	2,840,639
BMC Software, Inc.†	44,200	1,654,848
hiSoft Technology International, Ltd. ADR†#	119,480	1,457,656
Informatica Corp.†#	45,600	2,241,696
MicroStrategy, Inc., Class A†	16,820	2,280,624
Oracle Corp.	633,784	18,550,858

		29,026,321

Entertainment Software - 1.0%

Activision Blizzard, Inc.#	88,226	1,054,301
Electronic Arts, Inc.†	293,576	4,794,096
UBISOFT Entertainment†	229,420	1,954,365

		7,802,762

Internet Application Software - 0.2%

RealNetworks, Inc.#	172,824	1,754,164

Internet Connectivity Services - 0.2%

M3, Inc.#	389	1,447,564

Internet Content-Entertainment - 0.3%

NetEase.com, Inc. ADR†	46,440	2,434,385
Renren, Inc. ADR†#	1,156	6,300
Youku.com, Inc., Class A†(1)(2)	16	29

		2,440,714

Internet Content-Information/News - 0.5%

Angies List, Inc.(1)(2)(3)	95,832	1,456,647
Kakaku.com, Inc.#	83,200	2,428,756

		3,885,403

Internet Infrastructure Software - 1.2%

F5 Networks, Inc.†	9,340	1,167,127
TIBCO Software, Inc.†	284,225	8,233,998

		9,401,125

Internet Security - 0.3%

VeriSign, Inc.#	75,040	2,772,728

Medical Information Systems - 0.5%

athenahealth, Inc.†#	52,823	3,733,001

Medical Products - 0.2%

Stryker Corp.#	27,600	1,480,464

Metal Processors & Fabrication - 0.2%

Catcher Technology Co., Ltd. GDR	39,745	1,456,058

Miscellaneous Manufacturing - 0.2%

Hiwin Technologies Corp.	159,000	1,782,232

Networking Products - 3.3%

Calix, Inc.†#	132,490	1,197,710
Cisco Systems, Inc.	1,217,505	24,203,999
Ixia†#	93,600	1,293,552

		26,695,261

Semiconductor Components-Integrated Circuits - 6.8%

Analog Devices, Inc.	68,600	2,689,806
Atmel Corp.†#	532,900	5,387,619
Cypress Semiconductor Corp.†#	80,515	1,388,884
Linear Technology Corp.	51,500	1,724,220
Marvell Technology Group, Ltd.†	356,100	5,341,500
Maxim Integrated Products, Inc.#	97,085	2,707,701
QUALCOMM, Inc.	453,834	28,219,398
Taiwan Semiconductor Manufacturing Co., Ltd.	956,000	2,637,488
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	157,791	2,291,125
TriQuint Semiconductor, Inc.†#	318,500	2,051,140

		54,438,881

Semiconductor Equipment - 2.8%

Applied Materials, Inc.	291,400	3,566,736
ASM Pacific Technology, Ltd.#	158,800	2,237,802
ASML Holding NV	118,330	5,389,932
Lam Research Corp.†#	184,135	7,678,429
Tokyo Electron, Ltd.	62,500	3,467,524

		22,340,423

Telecom Equipment-Fiber Optics - 1.2%

Finisar Corp.†#	86,360	1,752,244
IPG Photonics Corp.†#	71,100	3,741,993
JDS Uniphase Corp.†	332,300	4,333,192

		9,827,429

Telecommunication Equipment - 2.0%

ADTRAN, Inc.#	233,519	8,231,545
Juniper Networks, Inc.†#	339,485	7,726,678

		15,958,223

Television - 0.1%

Phoenix New Media, Ltd. ADR†	97,836	714,203

Toys - 1.6%

Nintendo Co., Ltd.	87,500	12,916,718

Virtual Reality Products - 0.3%

RealD, Inc.†#	236,500	2,790,700

Web Hosting/Design - 1.4%

Equinix, Inc.†#	57,580	8,071,565
Rackspace Hosting, Inc.†#	54,485	2,846,296

		10,917,861

Web Portals/ISP - 6.7%

AAC Technologies Holdings, Inc.#	576,000	1,479,322
Baidu, Inc. ADR†	119,572	16,345,492
Bitauto Holdings, Ltd. ADR†#	14,900	73,010
Facebook, Inc., Class A†(1)(2)(3)	27,654	861,342
Facebook, Inc., Class B†(1)(2)(3)	47,699	1,485,686
Google, Inc., Class A†	42,361	26,189,688
SINA Corp.†#	81,526	5,548,660
Yahoo!, Inc.†	108,715	1,612,243

		53,595,443

Wireless Equipment - 0.9%

Aruba Networks, Inc.†#	298,700	6,448,933

Motorola Solutions, Inc.	20,140	1,002,972

		7,451,905

Total Common Stock
(cost $663,644,252)		763,726,153

CONVERTIBLE PREFERRED STOCK - 0.5%
Computers-Integrated Systems - 0.1%

Silver Spring Networks, Inc. Series E 8.00%(1)(2)(3)	46,800	351,000

E-Commerce/Services - 0.1%

Coupons.com, Inc.(1)(2)(3)	108,436	595,677

Internet Content-Information/News - 0.3%

Twitter, Inc. Series E(1)(2)(3)	184,162	2,578,268

Human Resources - 0.0%

Workday, Inc., Series F†(1)(2)(3) (cost $155,739)	11,745	155,739

Total Convertible Preferred Stock
(cost $1,587,336)		3,680,684

Total Long-Term Investment Securities
(cost $665,231,588)		767,406,837

SHORT-TERM INVESTMENT SECURITIES - 10.6%
Registered Investment Companies - 2.3%

Navigator Securities Lending Prime Portfolio(4)(5)	63,801,461	63,801,461
T. Rowe Price Reserve Investment Fund	18,759,815	18,759,815

		82,561,276

Time Deposits - 0.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	$2,604,000	2,604,000

Total Short-Term Investment Securities
(cost $85,165,276)		85,165,276

REPURCHASE AGREEMENT - 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $4,163,001 and collateralized by $3,920,000 of United States Treasury Notes, bearing interest at 2.63% due 11/15/20 and having approximate value of $4,248,864 (cost $4,163,000)	4,163,000	4,163,000

TOTAL INVESTMENTS -
(cost $754,559,864)(6)	106.9%	856,735,113
Liabilities in excess of other assets	(6.9)	(55,400,942)

NET ASSETS -	100.0%	$801,334,171

†	Non-income producing security
#	The security or a portion thereof is out on loan
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $1,997,270 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Angies List, Inc.
Common Stock	03/15/11	85,152	$752,927
	05/17/11	10,680	94,434

		95,832	$847,361	$1,456,647	$15.20	0.18%
Coupons.com, Inc.
Convertible Preferred Stock	06/01/11	54,218	595,677
	08/18/11	54,218	—

		108,436	595,677	595,677	5.49	0.07%
FaceBook Inc. Class A
Common Stock	08/12/11	19,154	596,592
	12/29/11	8,500	231,625

		27,654	828,217	861,342	31.15	0.11%
FaceBook Inc. Class B
Common Stock	03/31/11	41,658	1,041,450
	05/19/11	1,988	49,700
	05/19/11	4,053	101,609

		47,699	1,192,759	1,485,686	31.15	0.19%
Groupon, Inc., Class A
Common Stock	12/17/10	159,436	1,259,146	2,986,177	18.73	0.37%
Silver Spring Networks, Inc.
Series E
Convertible Preferred Stock	12/11/09	46,800	468,000	351,000	7.50	0.04%
Twitter, Inc., Series E
Convertible Preferred Stock	09/24/09	23,021	367,920
	01/11/11	46,040	—
	08/22/11	115,101	—

		184,162	367,920	2,578,268	14.00	0.32%
Workday, Inc., Series F
Convertible Preferred Stock	10/13/11	11,745	155,739	155,739	13.26	0.02%
Youku.Com, Inc., Class A
Common Stock	07/11/11	16	0	29	1.81	0.00%

				$10,470,565		1.30%

(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $10,470,565 representing 1.30% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	At February 29, 2012, the Fund had loaned securities with a total value of $60,359,044. This was secured by collateral of $63,801,461, which was received in cash and subsequently invested in short-term investments currently valued at $63,801,461as reported in the portfolio of investments. The remaining collateral of $16,541 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal National Mtg. Assoc.	4.00% to 6.50%	07/01/17 to 08/25/41
Federal Home Loan Mtg. Corp.	0.60% to 5.00%	02/15/18 to 06/15/40

(6)	See Note 5 for cost of investments on a tax basis.

ADR	- American Depository Receipt
GDR	- Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$108,819,572	$—	$—	$108,819,572
Computers	109,716,771	—	—	109,716,771
Electronic Components - Semiconductors	68,044,238	—	—	68,044,238
Semiconductor Components-Integrated Circuits	54,438,881	—	—	54,438,881
Web Portals/ISP	51,248,415	—	2,347,028	53,595,443
Other Industries*	364,668,395	4,442,853	—	369,111,248
Convertible Preferred Stock	—	—	3,680,684	3,680,684
Short-Term Investment Securities:
Registered Investment Companies	—	82,561,276	—	82,561,276
Time Deposits	—	2,604,000	—	2,604,000
Repurchase Agreement	—	4,163,000	—	4,163,000

Total	$756,936,272	$93,771,129	$6,027,712	$856,735,113

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2011	$3,059,593	$5,322,924
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	488,265
Realized loss	(5,754,683)	—
Change in unrealized appreciation (1)	4,356,948	2,294,444
Change in unrealized depreciation (1)	—	—
Net purchases	828,217	751,416
Net sales	(143,047)	(733,541)
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	(4,442,824)

Balance as of 02/29/2012	$2,347,028	$3,680,684

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock	Convertible Preferred Stock
$166,769	$1,136,325

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Advanced Materials - 1.1%

Hexcel Corp.†#	34,053	$860,519

Aerospace/Defense-Equipment - 2.8%

BE Aerospace, Inc.†	22,225	1,018,794
Heico Corp., Class A	30,725	1,225,313

		2,244,107

Apparel Manufacturers - 1.9%

Under Armour, Inc., Class A†#	16,694	1,489,773

Auto/Truck Parts & Equipment-Replacement - 1.1%

Commercial Vehicle Group, Inc.†#	74,920	905,783

Banks-Commercial - 1.0%

Signature Bank†#	13,349	792,397

Commercial Services - 1.0%

HMS Holdings Corp.†#	25,486	821,159

Commercial Services-Finance - 1.8%

Wright Express Corp.†#	22,395	1,385,803

Computer Aided Design - 1.5%

Aspen Technology, Inc.†#	55,712	1,145,439

Computer Data Security - 1.6%

Fortinet, Inc.†	46,024	1,244,949

Computer Services - 1.4%

j2 Global, Inc.#	38,326	1,133,300

Computers-Integrated Systems - 1.3%

Riverbed Technology, Inc.†#	37,134	1,057,205

Consulting Services - 3.0%

Gartner, Inc.†#	20,291	816,916
Huron Consulting Group, Inc.†	21,730	829,651
ICF International, Inc.†#	27,243	706,411

		2,352,978

Containers-Paper/Plastic - 1.6%

Rock-Tenn Co., Class A	17,748	1,251,056

Cosmetics & Toiletries - 1.1%

Elizabeth Arden, Inc.†#	22,700	843,305

Data Processing/Management - 1.3%

CommVault Systems, Inc.†	19,335	997,106

Dental Supplies & Equipment - 1.5%

Align Technology, Inc.†#	45,944	1,176,626

Distribution/Wholesale - 1.2%

LKQ Corp.†	30,230	963,128

E-Marketing/Info - 1.1%

comScore, Inc.†#	39,295	864,097

Electronic Components-Misc. - 0.7%

SemiLEDs Corp.†#	124,463	532,702

Electronic Components-Semiconductors - 3.5%

Cree, Inc.†#	32,205	975,489
Inphi Corp.†#	54,222	778,628
Microsemi Corp.†	47,755	999,035

		2,753,152

Enterprise Software/Service - 3.3%

Concur Technologies, Inc.†#	10,740	633,123
Informatica Corp.†#	17,008	836,113
Ultimate Software Group, Inc.†#	15,838	1,105,809

		2,575,045

Filtration/Separation Products - 0.4%

Polypore International, Inc.†	7,180	295,242

Finance-Consumer Loans - 1.1%

Portfolio Recovery Associates, Inc.†#	12,551	875,181

Finance-Other Services - 2.1%

FX Alliance, Inc.†	27,539	372,603
Higher One Holdings, Inc.†#	39,626	582,502
MarketAxess Holdings, Inc.#	22,244	736,721

		1,691,826

Food-Misc. - 1.0%

Hain Celestial Group, Inc.†#	20,253	827,132

Food-Wholesale/Distribution - 1.0%

Chefs’ Warehouse Holdings LLC†#	36,763	772,023

Footwear & Related Apparel - 1.9%

Crocs, Inc.†	49,627	975,171
Deckers Outdoor Corp.†#	6,899	515,769

		1,490,940

Gold Mining - 0.6%

Allied Nevada Gold Corp.†#	14,544	500,459

Hazardous Waste Disposal - 1.0%

Clean Harbors, Inc.†#	11,475	770,661

Human Resources - 1.4%

Team Health Holdings, Inc.†#	52,393	1,136,404

Insurance-Property/Casualty - 1.5%

Amtrust Financial Services, Inc.#	43,818	1,183,524

Internet Telephone - 1.0%

BroadSoft, Inc.†#	22,741	827,090

Investment Management/Advisor Services - 0.9%

Financial Engines, Inc.†#	29,975	690,924

Machinery-General Industrial - 1.5%

Gardner Denver, Inc.#	8,914	612,214
Robbins & Myers, Inc.	10,982	536,031

		1,148,245

Machinery-Pumps - 1.7%

Graco, Inc.#	25,619	1,311,180

Medical Instruments - 1.6%

DexCom, Inc.†#	62,725	676,803
Endologix, Inc.†#	43,083	569,988

		1,246,791

Medical Products - 3.3%

ABIOMED, Inc.†#	33,144	692,047
Cyberonics, Inc.†#	21,332	794,190
Zoll Medical Corp.†	14,906	1,090,374

		2,576,611

Medical-Biomedical/Gene - 4.7%

Aegerion Pharmaceuticals, Inc.†#	35,555	594,835
Dynavax Technologies Corp.†	82,890	348,138
Halozyme Therapeutics, Inc.†#	111,354	1,281,685
Myriad Genetics, Inc.†#	30,201	730,864
NPS Pharmaceuticals, Inc.†#	104,568	713,154

		3,668,676

Medical-Drugs - 3.0%

Idenix Pharmaceuticals, Inc.†#	37,306	439,092
Jazz Pharmaceuticals PLC†	16,660	874,150

Medivation, Inc.†	15,722	1,029,948

		2,343,190

Metal Processors & Fabrication - 1.4%

RBC Bearings, Inc.†#	24,807	1,128,967

Networking Products - 1.5%

Netgear, Inc.†	31,855	1,196,792

Oil Companies-Exploration & Production - 4.9%

Berry Petroleum Co., Class A#	16,625	897,085
Energy XXI Bermuda, Ltd.†	20,569	769,898
GeoResources, Inc.†#	19,604	628,112
Kodiak Oil & Gas Corp.†#	60,821	589,355
Rosetta Resources, Inc.†#	18,341	936,125

		3,820,575

Oil-Field Services - 2.3%

CARBO Ceramics, Inc.#	8,335	763,903
Core Laboratories NV#	8,814	1,072,311

		1,836,214

Pharmacy Services - 1.1%

Catalyst Health Solutions, Inc.†#	13,505	837,580

Quarrying - 1.5%

Compass Minerals International, Inc.#	16,013	1,153,737

Retail-Apparel/Shoe - 2.3%

Body Central Corp.†#	25,771	717,465
Express, Inc.†#	47,027	1,119,242

		1,836,707

Retail-Gardening Products - 1.6%

Tractor Supply Co.	15,174	1,296,922

Retail-Perfume & Cosmetics - 1.8%

Ulta Salon Cosmetics & Fragrance, Inc.†	16,784	1,397,100

Retail-Restaurants - 1.8%

BJ’s Restaurants, Inc.†#	16,119	800,308
Caribou Coffee Co., Inc.†#	35,710	592,072

		1,392,380

Schools - 1.3%

Grand Canyon Education, Inc.†#	62,250	1,065,097

Seismic Data Collection - 0.8%

OYO Geospace Corp.†	6,000	660,300

Semiconductor Equipment - 0.5%

Intermolecular, Inc.†#	56,879	357,200

Software Tools - 0.7%

EPAM Systems, Inc.†	38,325	540,766

Telecom Equipment-Fiber Optics - 0.7%

Oclaro, Inc.†#	132,956	574,370

Therapeutics - 1.5%

BioMarin Pharmaceutical, Inc.†#	33,260	1,189,045

Transactional Software - 1.3%

VeriFone Systems, Inc.†#	21,004	1,005,882

Transport-Truck - 3.3%

Old Dominion Freight Line, Inc.†#	30,874	1,343,328
Roadrunner Transportation Systems, Inc.†	70,219	1,253,409

		2,596,737

Vitamins & Nutrition Products - 1.4%

Vitamin Shoppe, Inc.†#	26,605	1,128,850

Wireless Equipment - 0.9%

Aruba Networks, Inc.†#	33,038	713,290

Total Long-Term Investment Securities
(cost $64,173,583)		76,474,239

SHORT-TERM INVESTMENT SECURITIES - 9.8%
Registered Investment Companies - 9.8%

Navigator Securities Lending Prime Portfolio
(cost $7,688,407)(1)	7,688,407	7,688,407

REPURCHASE AGREEMENT - 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $3,598,000 and collateralized by $3,390,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.63% due 11/15/20 and having approximate value of $3,674,401 (cost $3,598,000)	$3,598,000	3,598,000

TOTAL INVESTMENTS
(cost $75,459,990)(2)	111.5%	87,760,646
Liabilities in excess of other assets	(11.5)	(9,057,279)

NET ASSETS	100.0%	$78,703,367

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$—	$76,474,239	$—	$76,474,239
Short-Term Investment Securities:
Registered Investment Companies	—	7,688,407	—	7,688,407
Repurchase Agreement	—	3,598,000	—	3,598,000

Total	$—	$87,760,646	$—	$87,760,646

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.9%
Advanced Materials - 0.3%

Core Molding Technologies, Inc.†	25,700	$245,949
Hexcel Corp.†#	18,900	477,603
STR Holdings, Inc.†#	24,600	174,660

		898,212

Advertising Agencies - 0.7%

Interpublic Group of Cos., Inc.	198,061	2,321,275

Aerospace/Defense - 0.6%

Aerovironment, Inc.†#	64,973	1,850,431
Teledyne Technologies, Inc.†	3,200	190,720

		2,041,151

Aerospace/Defense-Equipment - 1.4%

AAR Corp.#	77,881	1,717,276
Ducommun, Inc.†	6,400	97,728
LMI Aerospace, Inc.†	6,100	124,135
Moog, Inc., Class A†	7,000	307,370
Triumph Group, Inc.#	34,546	2,204,035

		4,450,544

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	4,700	118,863

Agricultural Operations - 0.0%

MGP Ingredients, Inc.	13,100	79,124

Airlines - 0.1%

Allegiant Travel Co.†#	6,200	309,876

Alternative Waste Technology - 0.7%

Darling International, Inc.†#	138,334	2,211,961

Apparel Manufacturers - 0.2%

Carter’s, Inc.†#	5,600	271,992
Under Armour, Inc., Class A†#	3,200	285,568

		557,560

Applications Software - 1.6%

Bsquare Corp.†	13,900	46,426
Callidus Software, Inc.†	19,500	144,495
China TransInfo Technology Corp.†	14,800	73,112
EPIQ Systems, Inc.#	20,800	238,992
Parametric Technology Corp.†	78,120	2,085,804
PDF Solutions, Inc.†#	47,600	382,228
Progress Software Corp.†	14,950	346,690
Quest Software, Inc.†	94,877	1,899,438
RealPage, Inc.†#	8,700	172,521

		5,389,706

Auto Repair Centers - 0.3%

Midas, Inc.†	13,400	122,342
Monro Muffler Brake, Inc.#	16,225	744,241
TravelCenters of America LLC†	24,000	123,360

		989,943

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,200	40,092

Auto/Truck Parts & Equipment-Original - 2.4%

Dana Holding Corp.#	120,594	1,929,504
Miller Industries, Inc.	10,000	158,400
Modine Manufacturing Co.†#	130,935	1,188,890
SORL Auto Parts, Inc.†	15,300	48,807
Spartan Motors, Inc.	21,600	123,336
Strattec Security Corp.	8,300	188,991
Titan International, Inc.#	95,801	2,360,537
TRW Automotive Holdings Corp.†#	38,884	1,778,554

		7,777,019

Auto/Truck Parts & Equipment-Replacement - 0.0%

Commercial Vehicle Group, Inc.†	6,700	81,003

Banks-Commercial - 6.3%

1st United Bancorp, Inc.†	14,300	84,370
Alliance Financial Corp.	4,500	132,840
American River Bankshares†	19,500	131,430
Ameris Bancorp†	11,900	137,088
Banner Corp.	8,471	174,587
Capital City Bank Group, Inc.	9,600	75,552
Citizens Holding Co.	4,500	84,195
CNB Financial Corp.	8,500	131,750
CoBiz Financial, Inc.	10,900	63,547
Commerce Bancshares, Inc.#	38,110	1,471,427
CVB Financial Corp.#	190,660	2,053,408
East West Bancorp, Inc.	108,503	2,400,086
Enterprise Bancorp, Inc.	10,621	168,343
Enterprise Financial Services Corp.	10,000	116,000
Farmers Capital Bank Corp.†	20,900	122,265
Financial Institutions, Inc.	6,500	106,340
First Community Bancshares, Inc.	9,300	115,320
First Merchants Corp.	14,728	163,186
FNB Corp.#	164,126	1,935,046
Glacier Bancorp, Inc.#	25,571	352,880
Heritage Commerce Corp.†	25,500	133,875
Heritage Financial Corp.	8,300	111,220
LNB Bancorp, Inc.	16,300	89,324
Merchants Bancshares, Inc.	4,600	128,110
Northrim BanCorp, Inc.	7,100	142,000
Ohio Valley Banc Corp.	6,400	122,368
Pacific Continental Corp.	13,000	109,200
Pinnacle Financial Partners, Inc.†#	6,200	102,672
Preferred Bank†	3,320	33,532
Prosperity Bancshares, Inc.#	10,700	468,018
Sierra Bancorp	9,400	86,480
Signature Bank†#	11,200	664,832
Southwest Bancorp, Inc.†	13,500	115,560
Suffolk Bancorp†	9,100	110,110
Synovus Financial Corp.#	53,800	114,056
TCF Financial Corp.#	19,100	205,898
Texas Capital Bancshares, Inc.†#	87,541	2,966,764
United Security Bancshares†	18,960	40,763
Valley National Bancorp.#	24,831	310,636
Virginia Commerce Bancorp, Inc.†	17,900	150,360
Washington Banking Co.	13,800	175,122
Washington Trust Bancorp, Inc.#	7,100	166,921
West Bancorporation, Inc.	14,344	138,133
Westamerica Bancorporation#	7,800	369,408
Western Alliance Bancorp†#	29,900	243,386
Wintrust Financial Corp.#	55,146	1,858,972
Zions Bancorporation#	80,076	1,521,444

		20,698,824

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†#	5,100	63,495

Beverages-Non-alcoholic - 0.0%

Primo Water Corp.†	21,600	57,456

Brewery - 0.0%

Craft Brew Alliance, Inc.†	18,800	117,500

Broadcast Services/Program - 0.1%

Fisher Communications, Inc.†	6,000	172,020
Outdoor Channel Holdings, Inc.	18,800	132,540

		304,560

Building & Construction Products-Misc. - 0.2%

Gibraltar Industries, Inc.†	6,950	96,049
Interline Brands, Inc.†	13,300	273,448
Quanex Building Products Corp.#	21,100	358,911

		728,408

Building & Construction-Misc. - 0.0%

Aegion Corp.†#	5,500	96,855

Building Products-Air & Heating - 0.0%

Lennox International, Inc.	400	15,652

Building Products-Cement - 0.9%

Eagle Materials, Inc.	83,368	2,616,088
Headwaters, Inc.†	31,900	96,976
Martin Marietta Materials, Inc.#	1,100	94,457

		2,807,521

Building-Maintance & Services - 0.5%

ABM Industries, Inc.#	77,907	1,768,489

Building-Mobile Home/Manufactured Housing - 0.0%

Cavco Industries, Inc.†	3,400	153,306

Building-Residential/Commercial - 0.8%

Meritage Homes Corp.†#	94,211	2,439,123
Standard Pacific Corp.†#	20,300	88,914

		2,528,037

Cable/Satellite TV - 0.1%

Knology, Inc.†#	14,800	263,884

Casino Hotels - 0.1%

Monarch Casino & Resort, Inc.†	15,000	157,200

Casino Services - 0.5%

Bally Technologies, Inc.†#	34,607	1,486,025
Multimedia Games Holding Co, Inc.†	26,700	273,141

		1,759,166

Chemicals-Diversified - 1.6%

FMC Corp.	21,631	2,140,820
Innophos Holdings, Inc.#	42,271	2,129,613
Rockwood Holdings, Inc.†	16,900	899,925

		5,170,358

Chemicals-Plastics - 0.6%

Landec Corp.†	18,600	117,180
PolyOne Corp.#	141,753	1,903,743

		2,020,923

Chemicals-Specialty - 0.0%

KMG Chemicals, Inc.	7,800	135,330

Circuit Boards - 0.1%

DDi Corp.	11,000	119,570
UQM Technologies, Inc.†	57,300	91,680

		211,250

Coal - 0.2%

Cloud Peak Energy, Inc.†	22,300	395,156
Walter Energy, Inc.	2,600	168,558
Westmoreland Coal Co.†#	19,700	207,047

		770,761

Commercial Services - 1.0%

HMS Holdings Corp.†#	12,700	409,194
Intersections, Inc.	12,500	145,875
Mac-Gray Corp.	10,700	149,158
Providence Service Corp.†	7,700	115,885
Quanta Services, Inc.†	7,617	159,195
RPX Corp.†	2,100	35,385
Team, Inc.†#	75,444	2,308,587

		3,323,279

Commercial Services-Finance - 0.8%

Global Payments, Inc.	4,600	237,452
Green Dot Corp., Class A†#	1,300	41,509
Heartland Payment Systems, Inc.	84,459	2,391,879

		2,670,840

Communications Software - 0.1%

Digi International, Inc.†	13,300	149,492
Jive Software, Inc.†	6,500	141,765

		291,257

Computer Data Security - 0.1%

Fortinet, Inc.†	8,700	235,335

Computer Services - 0.0%

Carbonite, Inc.†#	3,200	31,008
Dynamics Research Corp.†	10,000	91,200

		122,208

Computer Software - 0.2%

Avid Technology, Inc.†#	22,000	234,300
DynaVox, Inc., Class A†#	10,000	31,700
SS&C Technologies Holdings, Inc.†#	19,700	408,184

		674,184

Computers-Integrated Systems - 1.0%

3D Systems Corp.†#	19,600	439,040
Cray, Inc.†#	13,600	108,392
Jack Henry & Associates, Inc.#	78,394	2,645,014
Mercury Computer Systems, Inc.†	1,900	27,303
Radisys Corp.†	15,700	117,593

		3,337,342

Computers-Memory Devices - 0.1%

Dot Hill Systems Corp.†	87,300	121,347
Netlist, Inc.†	37,900	131,892
Xyratex, Ltd.#	5,200	89,024

		342,263

Computers-Periphery Equipment - 0.3%

iGo, Inc.†	35,000	24,500
Immersion Corp.†	25,600	166,144
Synaptics, Inc.†	24,526	901,331

		1,091,975

Consulting Services - 0.7%

CD International Enterprises, Inc.†	54,700	48,136
Forrester Research, Inc.#	5,400	174,042
Hackett Group, Inc.†	27,900	134,478
Information Services Group, Inc.†	42,400	54,060
MAXIMUS, Inc.	45,588	1,901,475
Zillow, Inc.†	1,100	35,112

		2,347,303

Consumer Products-Misc. - 0.4%

Kid Brands, Inc.†	18,000	53,820
Prestige Brands Holdings, Inc.†#	80,559	1,329,223

		1,383,043

Cosmetics & Toiletries - 0.0%

CCA Industries, Inc.	3,421	16,900

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	5,400	278,478
Official Payments Holdings, Inc.†	23,100	116,886

		395,364

Decision Support Software - 0.1%

Interactive Intelligence Group, Inc.†#	7,700	215,600

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.#	23,900	430,678

Direct Marketing - 0.0%

ValueVision Media, Inc., Class A†	18,400	31,648

Distribution/Wholesale - 1.6%

Arrow Electronics, Inc.†	58,444	2,346,527
Beacon Roofing Supply, Inc.†#	92,632	2,184,263
Owens & Minor, Inc.#	10,000	299,600
Pool Corp.#	11,511	419,000

		5,249,390

Diversified Manufacturing Operations - 1.3%

A.O. Smith Corp.	2,250	101,610
AZZ, Inc.#	5,700	286,140
Colfax Corp.†#	3,400	115,668
EnPro Industries, Inc.†#	11,600	438,596
Fabrinet†#	4,800	85,776
GP Strategies Corp.†	13,700	214,542
Koppers Holdings, Inc.	12,300	462,849
Lydall, Inc.†	14,100	128,451
Park-Ohio Holdings Corp.†	9,200	172,500
Standex International Corp.	2,200	84,062
Trinity Industries, Inc.#	63,423	2,204,583

		4,294,777

Diversified Minerals - 0.1%

AMCOL International Corp.#	8,300	243,439

Diversified Operations - 0.1%

Resource America, Inc., Class A	31,400	186,830

E-Commerce/Services - 0.1%

OpenTable, Inc.†#	5,300	257,050

E-Marketing/Info - 0.9%

Active Network, Inc.†#	7,600	121,600
ValueClick, Inc.†#	134,374	2,794,979

		2,916,579

E-Services/Consulting - 0.1%

Saba Software, Inc.†	16,300	191,036
Sapient Corp.	17,400	217,326

		408,362

Electric Products-Misc. - 0.5%

GrafTech International, Ltd.†#	106,493	1,353,526
Graham Corp.	5,800	135,314

		1,488,840

Electric-Integrated - 0.7%

Cleco Corp.#	3,400	130,832
El Paso Electric Co.	11,600	379,668
Empire District Electric Co.	5,900	117,705
NorthWestern Corp.	5,000	173,650
NV Energy, Inc.	15,000	235,200
OGE Energy Corp.	9,500	498,560
PNM Resources, Inc.#	23,200	417,136
Unisource Energy Corp.	8,800	323,752

		2,276,503

Electronic Components-Misc. - 1.5%

OSI Systems, Inc.†	46,210	2,726,390
Pulse Electronics Corp.	30,400	93,632
Sanmina-SCI Corp.†#	190,849	2,213,848

		5,033,870

Electronic Components-Semiconductors - 2.8%

AuthenTec, Inc.†	40,000	140,000
Cavium, Inc.†#	5,800	207,234
Diodes, Inc.†#	101,657	2,525,160
GT Advanced Technologies, Inc.†#	15,000	128,400
Intersil Corp., Class A	21,600	244,512
Kopin Corp.†#	17,100	61,560
Lattice Semiconductor Corp.†#	330,575	2,178,489
Mindspeed Technologies, Inc.†	2,902	18,892
PLX Technology, Inc.†	36,600	128,466
PMC - Sierra, Inc.†	71,700	492,579
Semtech Corp.†	92,000	2,641,320
Silicon Laboratories, Inc.†	10,100	452,480
Supertex, Inc.†	5,400	99,684

		9,318,776

Electronic Design Automation - 0.1%

Cadence Design Systems, Inc.†	40,200	473,154

Electronic Measurement Instruments - 0.3%

CyberOptics Corp.†	18,900	178,605
ESCO Technologies, Inc.#	11,500	411,585
LeCroy Corp.†	14,300	130,988
Measurement Specialties, Inc.†#	6,000	195,120
National Instruments Corp.#	2,200	58,520
Orbotech, Ltd.†	13,300	145,502

		1,120,320

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.	4,500	327,150

Energy-Alternate Sources - 0.1%

Ascent Solar Technologies, Inc.†	33,000	25,080
Comverge, Inc.†	17,400	24,012
FuelCell Energy, Inc.†	49,000	73,010
Ocean Power Technologies, Inc.†	17,900	59,965
REX American Resources Corp.†	4,600	141,082
Solazyme, Inc.†#	9,100	125,398

		448,547

Enterprise Software/Service - 1.6%

American Software, Inc., Class A	11,600	96,396

Ariba, Inc.†	80,961	2,547,842
Concur Technologies, Inc.†#	11,100	654,345
Guidewire Software, Inc.†	3,800	85,956
Informatica Corp.†	1,000	49,160
MedAssets, Inc.†	6,700	95,676
Omnicell, Inc.†#	83,953	1,252,579
PROS Holdings, Inc.†#	8,700	152,511
QLIK Technologies, Inc.†	4,400	133,188

		5,067,653

Entertainment Software - 0.0%

Glu Mobile, Inc.†	33,100	125,118

Environmental Monitoring & Detection - 0.2%

Mine Safety Appliances Co.#	13,400	493,924

Finance-Consumer Loans - 0.0%

ASTA Funding, Inc.	13,200	104,016

Finance-Investment Banker/Broker - 0.7%

Diamond Hill Investment Group, Inc.	1,700	128,928
E*Trade Financial Corp.†	25,300	243,639
Evercore Partners, Inc., Class A	57,861	1,573,241
Gleacher & Co., Inc.†#	20,600	31,312
JMP Group, Inc.	16,300	116,056
KBW, Inc.#	6,400	105,792
Penson Worldwide, Inc.†#	15,800	20,224
Piper Jaffray Cos.†#	5,100	125,358

		2,344,550

Finance-Leasing Companies - 0.0%

California First National Bancorp	6,000	88,860

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	5,000	99,800

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd.	14,300	240,240
MGIC Investment Corp.†#	14,800	66,748
Radian Group, Inc.#	29,500	111,805

		418,793

Food-Baking - 0.0%

Flowers Foods, Inc.#	7,800	149,292

Food-Canned - 0.7%

Seneca Foods Corp., Class B†	500	13,000
TreeHouse Foods, Inc.†#	39,752	2,289,715

		2,302,715

Food-Dairy Products - 0.1%

Dean Foods Co.†	15,200	186,352

Food-Misc. - 0.8%

Corn Products International, Inc.	38,299	2,196,448
John B. Sanfilippo & Son, Inc.†	12,100	129,470
Overhill Farms, Inc.†	18,500	80,105
Senomyx, Inc.†#	47,700	163,611

		2,569,634

Food-Retail - 0.2%

Fresh Market, Inc.†	12,600	567,252

Food-Wholesale/Distribution - 0.7%

United Natural Foods, Inc.†#	47,639	2,168,527

Footwear & Related Apparel - 0.0%

Heelys, Inc.†	56,600	125,652

Gambling (Non-Hotel) - 0.1%

Dover Downs Gaming & Entertainment, Inc.	43,334	104,002
Isle of Capri Casinos, Inc.†	23,400	148,590

		252,592

Garden Products - 0.2%

Toro Co.	9,500	643,530

Gas-Distribution - 0.8%

Chesapeake Utilities Corp.#	1,500	61,605
Delta Natural Gas Co., Inc.	3,800	144,704
Southwest Gas Corp.	12,500	533,125
UGI Corp.	71,827	2,029,113

		2,768,547

Gold Mining - 0.5%

Allied Nevada Gold Corp.†#	15,025	517,010
Detour Gold Corp.†	18,093	496,463
Franco-Nevada Corp.	9,800	433,024
Sandstorm Gold, Ltd.†	28,600	47,115
Vista Gold Corp.†	24,300	86,022

		1,579,634

Healthcare Safety Devices - 0.0%

Alpha PRO Tech, Ltd.†	30,000	44,100

Heart Monitors - 0.0%

HeartWare International, Inc.†#	1,500	109,890

Home Furnishings - 0.1%

American Woodmark Corp.	8,500	120,785
Ethan Allen Interiors, Inc.#	2,700	68,175
Furniture Brands International, Inc.†	64,000	102,400
Sealy Corp.†	55,400	95,288

		386,648

Hotel/Motels - 0.1%

Gaylord Entertainment Co.†#	9,900	294,624

Housewares - 0.1%

Libbey, Inc.†#	10,400	130,520
Lifetime Brands, Inc.	8,000	93,440

		223,960

Human Resources - 0.3%

AMN Healthcare Services, Inc.†	24,100	128,694
Barrett Business Services, Inc.	13,000	221,260
Cross Country Healthcare, Inc.†	20,000	113,200
CTPartners Executive Search, Inc.†	3,400	23,596
Hudson Highland Group, Inc.†	23,600	105,492
Kforce, Inc.†#	21,200	298,920
Korn/Ferry International†	9,000	143,730

		1,034,892

Independent Power Producers - 0.1%

GenOn Energy, Inc.†	150,180	369,443
Synthesis Energy Systems, Inc.†#	4,300	6,235

		375,678

Industrial Audio & Video Products - 0.1%

Iteris, Inc.†	76,210	114,315
SRS Labs, Inc.†	14,700	98,343

		212,658

Industrial Automated/Robotic - 0.1%

Adept Technology, Inc.†	23,000	93,150
Hurco Cos., Inc.†	5,000	119,150

		212,300

Instruments-Controls - 1.0%

Elster Group SE ADR†	22,100	318,461
Watts Water Technologies, Inc., Class A#	67,826	2,681,840
Woodward, Inc.#	5,700	249,489

		3,249,790

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	62,870	2,145,124
Brown & Brown, Inc.	4,900	115,787

		2,260,911

Insurance-Life/Health - 0.1%

Independence Holding Co.	20,460	187,414

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	52,958	1,983,277
Fortegra Financial Corp.†#	9,600	66,816
Kemper Corp.	3,300	94,446

		2,144,539

Insurance-Property/Casualty - 1.5%

Hallmark Financial Services, Inc.†	13,000	87,750
HCC Insurance Holdings, Inc.	12,600	384,804
Infinity Property & Casualty Corp.	12,200	668,926
Markel Corp.†	1,200	489,540
RLI Corp.#	5,000	350,300
SeaBright Holdings, Inc.	9,700	79,346
Selective Insurance Group, Inc.#	25,700	441,526
Stewart Information Services Corp.	13,200	173,448
Universal Insurance Holdings, Inc.	28,300	114,049
WR Berkley Corp.#	55,900	1,998,425

		4,788,114

Internet Application Software - 0.0%

Vocus, Inc.†#	2,500	33,825

Internet Connectivity Services - 0.1%

Cogent Communications Group, Inc.†#	4,400	81,048
PC-Tel, Inc.	21,200	155,820

		236,868

Internet Content-Entertainment - 0.0%

Pandora Media, Inc.†	2,500	32,650

Internet Content-Information/News - 0.2%

Angie’s List, Inc.†#	8,700	139,200
Bankrate, Inc.†#	14,700	350,448
TheStreet, Inc.	48,200	88,688

		578,336

Internet Infrastructure Software - 0.8%

Openwave Systems, Inc.†	75,400	182,468
support.com, Inc.†	31,500	103,950
TeleCommunication Systems, Inc., Class A†	28,000	75,040
TIBCO Software, Inc.†	76,626	2,219,855

		2,581,313

Internet Security - 0.2%

Sourcefire, Inc.†#	10,100	454,702
Zix Corp.†	41,500	121,595

		576,297

Investment Companies - 0.2%

Arlington Asset Investment Corp., Class A	6,300	145,530
Gladstone Capital Corp.	12,000	102,360
Kohlberg Capital Corp.	16,700	116,900
NGP Capital Resources Co.	13,000	97,760
TICC Capital Corp.	10,000	97,800

		560,350

Investment Management/Advisor Services - 0.8%

Affiliated Managers Group, Inc.†	15,623	1,662,131
Cohen & Steers, Inc.#	11,200	368,928
Financial Engines, Inc.†#	18,000	414,900
Pzena Investment Management, Inc., Class A	3,700	19,018
Waddell & Reed Financial, Inc., Class A	9,500	299,820

		2,764,797

Lasers-System/Components - 1.3%

Cymer, Inc.†#	41,912	1,927,114
Electro Scientific Industries, Inc.	127,741	1,767,935
Newport Corp.†	9,000	150,480
Rofin-Sinar Technologies, Inc.†#	10,800	253,368

		4,098,897

Leisure Products - 0.4%

Brunswick Corp.#	45,600	1,090,296
Johnson Outdoors, Inc. Class A†	6,800	111,792
Marine Products Corp.	23,100	143,682

		1,345,770

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.#	19,200	1,194,048

Machinery-Construction & Mining - 0.0%

Terex Corp.†#	2,600	66,014

Machinery-General Industrial - 1.5%

DXP Enterprises, Inc.†	4,100	151,700
Gardner Denver, Inc.#	33,594	2,307,236
IDEX Corp.	49,130	2,053,634
Kadant, Inc.†	7,300	159,432
Tennant Co.#	5,400	221,616

		4,893,618

Machinery-Material Handling - 0.1%

Cascade Corp.#	4,600	244,904

Machinery-Pumps - 0.2%

Graco, Inc.	10,400	532,272

Medical Instruments - 0.3%

AngioDynamics, Inc.†#	1,900	24,738
Bruker Corp.†#	11,000	176,330

Cardiovascular Systems, Inc.†	12,200	110,410
CryoLife, Inc.†	17,000	92,650
Edwards Lifesciences Corp.†	1,200	87,756
Integra LifeSciences Holdings Corp.†	3,000	94,800
Stereotaxis, Inc.†#	11,800	9,027
Synergetics USA, Inc.†	15,761	99,294
TranS1, Inc.†	40,300	118,482
Vascular Solutions, Inc.†	15,000	157,350

		970,837

Medical Labs & Testing Services - 0.0%

BioClinica, Inc.†	25,200	142,632

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	18,900	162,918
Palomar Medical Technologies, Inc.†	11,000	121,440

		284,358

Medical Products - 1.4%

Accuray, Inc.†#	1,037	7,031
Cardica, Inc.†	33,400	67,468
Chindex International, Inc.†	7,100	66,243
Cooper Cos., Inc.	4,900	389,452
Greatbatch, Inc.†#	79,843	1,976,114
PSS World Medical, Inc.†#	5,800	140,534
Span-America Medical Systems, Inc.	3,100	51,460
Teleflex, Inc.	27,505	1,630,221
Tornier NV†	1,600	37,600
Wright Medical Group, Inc.†#	13,500	223,560

		4,589,683

Medical Sterilization Products - 0.1%

STERIS Corp.#	9,200	288,696

Medical-Biomedical/Gene - 3.0%

Affymax, Inc.†	11,800	120,478
Alexion Pharmaceuticals, Inc.†	3,200	267,936
AMAG Pharmaceuticals, Inc.†	3,900	61,659
American Oriental Bioengineering, Inc.†	20,400	25,092
Astex Pharmaceuticals†	59,400	108,702
Bio-Rad Laboratories, Inc., Class A†	17,665	1,800,417
Celldex Therapeutics, Inc.†	5,500	20,845
Charles River Laboratories International, Inc.†	49,434	1,736,616
Cubist Pharmaceuticals, Inc.†#	64,573	2,767,599
Curis, Inc.†	13,900	62,689
Enzo Biochem, Inc.†	33,500	86,430
Exelixis, Inc.†#	28,400	161,312
GTx, Inc.†	37,700	130,442
Harvard Bioscience, Inc.†	30,000	124,500
Incyte Corp., Ltd.†#	34,400	583,424
Maxygen, Inc.†	18,100	99,369
Medicines Co.†	11,500	246,445
Oncothyreon, Inc.†	21,500	176,300
Regeneron Pharmaceuticals, Inc.†#	9,200	964,068
Repligen Corp.†	34,500	152,145
Sangamo Biosciences, Inc.†	16,900	89,063
Seattle Genetics, Inc.†#	6,700	123,682

		9,909,213

Medical-Drugs - 1.2%

Alkermes PLC†#	17,000	299,370
Array Biopharma, Inc.†	32,900	92,449
BioSpecifics Technologies Corp.†	5,200	90,064
Cumberland Pharmaceuticals, Inc.†	12,800	101,504
Cytori Therapeutics, Inc.†	17,000	55,250
Endo Pharmaceuticals Holdings, Inc.†	55,265	2,048,674
Idenix Pharmaceuticals, Inc.†#	16,800	197,736
Myrexis, Inc.†	28,100	89,920
Pacira Pharmaceuticals, Inc.†#	9,700	103,790
Pozen, Inc.†	15,600	68,016
Progenics Pharmaceuticals, Inc.†	18,000	175,500
Rigel Pharmaceuticals, Inc.†#	9,900	99,000
Santarus, Inc.†	38,000	171,760
Sciclone Pharmaceuticals, Inc.†	33,600	157,584
Targacept, Inc.†#	1,300	8,866
Vanda Pharmaceuticals, Inc.†	16,600	77,024
XenoPort, Inc.†#	7,800	31,200
Zalicus, Inc.†	101,600	101,600

		3,969,307

Medical-HMO - 1.2%

AMERIGROUP Corp.†#	47,901	3,253,915
Centene Corp.†	6,900	336,720
Metropolitan Health Networks, Inc.†	27,500	229,900

		3,820,535

Medical-Hospitals - 0.9%

Acadia Healthcare Co., Inc.†	8,600	120,314
Health Management Associates, Inc., Class A†	11,300	83,394
LifePoint Hospitals, Inc.†#	9,700	378,009
Universal Health Services, Inc., Class B#	48,567	2,166,574
Vanguard Health Systems, Inc.†	13,100	130,476

		2,878,767

Medical-Outpatient/Home Medical - 0.8%

Amsurg Corp.†#	80,919	2,114,414
Gentiva Health Services, Inc.†	48,692	382,232

		2,496,646

Metal Processors & Fabrication - 0.7%

Dynamic Materials Corp.	8,100	180,711
Haynes International, Inc.	18,145	1,148,397
NN, Inc.†	14,900	133,206
RBC Bearings, Inc.†	11,100	505,161
Sun Hydraulics Corp.#	8,400	276,024

		2,243,499

Miscellaneous Manufacturing - 0.7%

FreightCar America, Inc.	6,800	188,020
John Bean Technologies Corp.	13,000	224,510
Trimas Corp.†	73,702	1,785,799

		2,198,329

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	36,000	107,640

Multimedia - 0.1%

Media General, Inc., Class A†	13,200	74,580
Meredith Corp.#	10,200	335,580

		410,160

Networking Products - 0.1%

Ixia†#	25,200	348,264
Meru Networks, Inc.†#	4,900	23,128

		371,392

Non-Hazardous Waste Disposal - 0.7%

Casella Waste Systems, Inc., Class A†	15,900	104,145
Waste Connections, Inc.#	70,527	2,293,538

		2,397,683

Office Furnishings-Original - 0.1%

Knoll, Inc.#	13,700	211,254

Office Supplies & Forms - 0.0%

Standard Register Co.	22,800	35,796

Oil Companies-Exploration & Production - 3.2%

Bill Barrett Corp.†#	19,200	561,216
Bonanza Creek Energy, Inc.†	800	14,880
Callon Petroleum Co.†	13,100	92,486
Clayton Williams Energy, Inc.†#	4,800	424,080
Contango Oil & Gas Co.†#	6,700	425,986
Crimson Exploration, Inc.†	33,200	103,252
Double Eagle Petroleum Co.†	11,000	74,690
Energen Corp.#	36,621	1,949,336
Evolution Petroleum Corp.†	12,600	116,928
FieldPoint Petroleum Corp.†	31,900	173,217
Forest Oil Corp.†#	86,884	1,123,410
FX Energy, Inc.†	14,800	93,684
GeoMet, Inc.†	26,800	18,224
Goodrich Petroleum Corp.†#	14,800	235,764
Lone Pine Resources, Inc.†	6,247	46,415
Oasis Petroleum, Inc.†	27,500	881,925
PostRock Energy Corp.†	24,600	90,282
Rosetta Resources, Inc.†	42,038	2,145,620
SandRidge Energy, Inc.†#	162,709	1,410,687
Swift Energy Co.†#	10,200	306,306
Venoco, Inc.†	6,000	65,400
Warren Resources, Inc.†	34,500	134,550

		10,488,338

Oil Field Machinery & Equipment - 1.4%

Bolt Technology Corp.	12,800	176,384
Dresser-Rand Group, Inc.†	38,056	1,998,701
Gulf Island Fabrication, Inc.	10,300	301,893
Lufkin Industries, Inc.#	22,523	1,793,732
Mitcham Industries, Inc.†	6,900	161,253
Natural Gas Services Group, Inc.†	7,400	103,526

		4,535,489

Oil-Field Services - 1.9%

Key Energy Services, Inc.†	15,400	262,724
Oceaneering International, Inc.#	41,126	2,231,908
Oil States International, Inc.†	27,074	2,198,951
Superior Energy Services, Inc.†	44,642	1,309,796
Union Drilling, Inc.†#	22,500	151,650

		6,155,029

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	3,100	86,459

Paper & Related Products - 0.7%

Neenah Paper, Inc.	1,500	41,835
Schweitzer-Mauduit International, Inc.#	29,870	2,092,393
Xerium Technologies, Inc.†	15,000	120,300

		2,254,528

Patient Monitoring Equipment - 0.1%

CardioNet, Inc.†	44,400	141,636
Masimo Corp.†#	1,000	21,800

		163,436

Pharmacy Services - 0.2%

Catalyst Health Solutions, Inc.†#	8,300	514,766
SXC Health Solutions Corp.†	3,000	212,400

		727,166

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	6,500	123,565

Physicians Practice Management - 0.5%

Healthways, Inc.†#	5,700	45,315
IPC The Hospitalist Co., Inc.†#	42,625	1,550,271

		1,595,586

Pollution Control - 0.0%

Met-Pro Corp.	11,500	102,005

Power Converter/Supply Equipment - 0.2%

Advanced Energy Industries, Inc.†#	33,600	403,200
Power-One, Inc.†#	24,800	107,632
PowerSecure International, Inc.†	12,700	76,073

		586,905

Printing-Commercial - 0.2%
American Reprographics Co.†#	30,300	159,984
Consolidated Graphics, Inc.†	3,500	163,415
Multi-Color Corp.#	11,750	256,973

		580,372

Professional Sports - 0.1%

Madison Square Garden, Co., Class A†	6,600	210,210

Publishing-Books - 0.1%

Courier Corp.	7,700	83,006
Scholastic Corp.#	9,449	288,856

		371,862

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A	18,221	86,003
Lee Enterprises, Inc.†	86,500	97,745

		183,748

Quarrying - 0.6%

Compass Minerals International, Inc.#	26,094	1,880,073

Real Estate Investment Trusts - 3.5%

Acadia Realty Trust#	8,200	173,758
CBL & Associates Properties, Inc.#	30,800	543,004
Chesapeake Lodging Trust#	18,700	329,681
Colony Financial, Inc.	6,900	115,092
Cousins Properties, Inc.#	22,635	167,273
DiamondRock Hospitality Co.	65,908	656,444
Douglas Emmett, Inc.#	101,100	2,130,177
DuPont Fabros Technology, Inc.#	43,300	991,570
EastGroup Properties, Inc.#	11,200	539,728
Education Realty Trust, Inc.#	192,900	1,983,012
Equity One, Inc.#	16,700	317,634

Essex Property Trust, Inc.#	1,600	223,984
First Potomac Realty Trust	13,400	177,282
Kilroy Realty Corp.#	8,500	372,640
LaSalle Hotel Properties	88,440	2,359,579
Parkway Properties, Inc.#	9,300	92,907
Pebblebrook Hotel Trust	6,100	130,723
Starwood Property Trust, Inc.	5,000	98,700

		11,403,188

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.	22,003	1,791,264

Real Estate Operations & Development - 0.0%

Consolidated-Tomoka Land Co.	3,100	92,566

Recreational Vehicles - 0.1%

Arctic Cat, Inc.†	8,000	294,240

Recycling - 0.1%

Metalico, Inc.†	31,700	159,134

Rental Auto/Equipment - 0.2%

Electro Rent Corp.	6,300	113,715
H&E Equipment Services, Inc.†	22,100	382,109

		495,824

Resort/Theme Parks - 0.1%

Great Wolf Resorts, Inc.†	51,200	207,360

Retail-Apparel/Shoe - 4.5%

American Eagle Outfitters, Inc.	11,300	164,302
ANN, Inc.†#	28,750	686,837
Bebe Stores, Inc.#	220,159	1,972,625
Buckle, Inc.#	44,302	1,990,046
Casual Male Retail Group, Inc.†	39,600	124,740
Chico’s FAS, Inc.	16,900	253,669
Christopher & Banks Corp.	33,300	71,262
Express, Inc.†#	105,385	2,508,163
Finish Line, Inc., Class A#	96,701	2,223,156
Francesca’s Holdings Corp.†	15,500	355,725
Genesco, Inc.†#	27,073	1,844,754
HOT Topic, Inc.#	26,600	237,272
PVH Corp.	22,765	1,935,253
Rue21, Inc.†#	10,000	266,800
Vera Bradley, Inc.†#	1,500	55,050
Winmark Corp.	2,000	115,740

		14,805,394

Retail-Appliances - 0.0%

hhgregg, Inc.†#	13,700	156,591

Retail-Automobile - 0.7%

Penske Automotive Group, Inc.#	88,781	2,137,846

Retail-Convenience Store - 0.1%

Pantry, Inc.†	9,200	114,356
Susser Holdings Corp.†	9,900	250,866

		365,222

Retail-Discount - 0.2%

HSN, Inc.	11,900	442,204
Tuesday Morning Corp.†	34,000	116,620

		558,824

Retail-Home Furnishings - 0.8%

Kirkland’s, Inc.†	9,700	154,715
Pier 1 Imports, Inc.†#	150,873	2,590,489

		2,745,204

Retail-Jewelry - 0.0%

Zale Corp.†	37,900	121,659

Retail-Leisure Products - 0.1%

MarineMax, Inc.†#	29,400	237,552

Retail-Misc./Diversified - 0.0%

Gaiam, Inc. Class A†	17,400	62,988
Teavana Holdings, Inc.†#	1,500	35,175

		98,163

Retail-Restaurants - 2.5%

BJ’s Restaurants, Inc.†#	11,100	551,115
Brinker International, Inc.#	16,500	455,235
Caribou Coffee Co., Inc.†	9,600	159,168
Cheesecake Factory, Inc.†#	13,600	403,104
DineEquity, Inc.†#	39,056	2,084,809
Famous Dave’s Of America, Inc.†	16,700	182,364
Jack in the Box, Inc.†	22,000	524,700
Jamba, Inc.†	2,600	5,512
Panera Bread Co., Class A†#	4,100	633,778
Papa John’s International, Inc.†#	38,477	1,429,805
PF Chang’s China Bistro, Inc.#	31,718	1,215,434
Red Robin Gourmet Burgers, Inc.†	7,000	240,870
Sonic Corp.†	31,262	258,224

		8,144,118

Retail-Sporting Goods - 0.3%

Hibbett Sports, Inc.†#	9,600	469,920
Zumiez, Inc.†#	19,600	615,832

		1,085,752

Retail-Vitamins & Nutrition Supplements - 0.7%

GNC Holdings, Inc., Class A	67,446	2,183,227

Retirement/Aged Care - 0.0%

Five Star Quality Care, Inc.†	24,000	84,960

Rubber/Plastic Products - 0.0%

Proto Labs, Inc.†	1,300	39,975

Savings & Loans/Thrifts - 0.6%

Bank Mutual Corp.	26,600	104,538
BankUnited, Inc.	14,200	327,026
Capitol Federal Financial, Inc.	31,640	369,872
Clifton Savings Bancorp, Inc.	7,000	68,810
ESSA Bancorp, Inc.	9,000	86,580
First Defiance Financial Corp.	5,800	90,712
First Financial Holdings, Inc.	13,400	130,784
First Pactrust Bancorp, Inc.	10,000	117,200
Louisiana Bancorp, Inc.†	5,700	90,915
OceanFirst Financial Corp.	11,600	159,268
Pacific Premier Bancorp, Inc.†	12,600	94,626
Territorial Bancorp, Inc.	6,600	138,600
United Community Financial Corp.†	92,900	125,415
United Financial Bancorp, Inc.	8,687	137,689

		2,042,035

Schools - 0.0%

Learning Tree International, Inc.†	14,700	85,113

Seismic Data Collection - 0.1%

ION Geophysical Corp.†#	23,200	166,112
T.G.C. Industries, Inc.†	18,200	184,548

		350,660

Semiconductor Components-Integrated Circuits - 0.1%

Emulex Corp.†	18,900	197,694
TriQuint Semiconductor, Inc.†#	31,100	200,284

		397,978

Semiconductor Equipment - 1.0%

Amtech Systems, Inc.†	6,100	53,436
FSI International, Inc.†	34,200	136,116
Mattson Technology, Inc.†	34,500	94,875
Novellus Systems, Inc.†	61,226	2,845,784
Rudolph Technologies, Inc.†	9,800	96,726

		3,226,937

Steel Pipe & Tube - 1.0%

Valmont Industries, Inc.#	29,423	3,268,013

Steel-Producers - 0.2%

AK Steel Holding Corp.#	20,400	161,568
Schnitzer Steel Industries, Inc., Class A	12,100	546,436

		708,004

Telecom Equipment-Fiber Optics - 0.9%

Finisar Corp.†#	21,774	441,794
Harmonic, Inc.†#	27,100	159,619
JDS Uniphase Corp.†	156,993	2,047,189
KVH Industries, Inc.†	14,357	131,223

		2,779,825

Telecom Services - 0.3%

Aviat Networks, Inc.†	46,800	123,084
FiberTower Corp.†	27,000	5,400
Otelco, Inc. IDS(7)	10,100	146,955
Premiere Global Services, Inc.†	21,900	189,435
tw telecom, Inc.†#	19,200	414,720
UniTek Global Services, Inc.†	10,000	41,300

		920,894

Telecommunication Equipment - 0.8%

ADTRAN, Inc.#	65,434	2,306,548
ShoreTel, Inc.†	12,600	67,662
Westell Technologies, Inc.† Class A	41,700	95,493
ZST Digital Networks, Inc.†	19,800	53,064

		2,522,767

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.#	130,794	418,541
HickoryTech Corp.	9,800	105,252
Warwick Valley Telephone Co.	8,100	118,260

		642,053

Television - 0.1%

Gray Television, Inc.†	57,100	117,626
LIN TV Corp., Class A†	27,100	111,652

		229,278

Textile-Apparel - 0.0%

Cherokee, Inc.	6,400	72,128
Unifi, Inc.†	6,000	49,740

		121,868

Therapeutics - 0.9%

AVANIR Pharmaceuticals, Inc., Class A†#	49,100	135,516
AVI BioPharma, Inc.†	45,900	47,736
BioMarin Pharmaceutical, Inc.†#	6,900	246,675
Cyclacel Pharmaceuticals, Inc.†	51,600	37,152
Nabi Biopharmaceuticals†	25,500	47,685
Onyx Pharmaceuticals, Inc.†#	2,400	91,968
Questcor Pharmaceuticals, Inc.†#	54,568	2,122,695
Theragenics Corp.†	36,700	58,353
Theravance, Inc.†#	3,300	61,710

		2,849,490

Transactional Software - 0.1%

Bottomline Technologies, Inc.†#	11,500	323,150

Transport-Rail - 0.2%

RailAmerica, Inc.†#	26,800	552,080

Transport-Services - 0.6%

UTi Worldwide, Inc.	111,955	1,806,954

Transport-Truck - 1.9%

Celadon Group, Inc.	13,600	200,736
Covenant Transportation Group, Inc., Class A†	14,200	46,150
Heartland Express, Inc.#	1,465	21,198
Knight Transportation, Inc.#	30,975	530,602
Landstar System, Inc.	43,179	2,334,257
Old Dominion Freight Line, Inc.†#	64,518	2,807,178
Saia, Inc.†	9,600	156,576

		6,096,697

Travel Services - 0.0%

Ambassadors Group, Inc.	11,800	62,186

Virtual Reality Products - 0.1%

RealD, Inc.†#	18,300	215,940

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	106,764
Omega Protein Corp.†	9,000	74,340
Schiff Nutrition International, Inc.†	7,100	79,236

		260,340

Water - 0.0%

York Water Co.	7,500	129,975

Wire & Cable Products - 0.9%

Belden, Inc.	58,867	2,323,480
Coleman Cable, Inc.†	12,600	143,262
General Cable Corp.†#	17,300	535,781

		3,002,523

Wireless Equipment - 0.3%

Aruba Networks, Inc.†#	16,900	364,871
Globecomm Systems, Inc.†	7,300	105,777
ID Systems, Inc.†	22,000	135,520
RF Micro Devices, Inc.†#	18,900	90,153
SBA Communications Corp., Class A†#	4,800	225,264
Ubiquiti Networks, Inc.†#	5,700	149,796

		1,071,381

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	11,900	135,065

Total Common Stock
(cost $264,577,321)		323,750,495

CONVERTIBLE PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%

Synovus Financial Corp. 8.25%	8,100	159,165

Computers-Integrated Systems - 0.0%

Silver Spring Networks, Inc. Series E 8.00%(1)(2)(8)	11,300	84,750

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd. 8.50%(9)	3,000	208,170

E-Commerce/Services - 0.0%

Coupons.com, Inc.(1)(2)(8)	16,166	88,805

Oil Companies-Exploration & Production - 0.0%
GeoMet, Inc. Series A 8.00%(3)	3,181	27,866

TOTAL CONVERTIBLE PREFERRED STOCK
(cost $587,024)		568,756

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp. Senior Sub. Notes 4.00% due 06/01/15 (cost $36,000)	$36,000	62,190

Total Long-Term Investment Securities
(cost $265,200,345)		324,381,441

SHORT-TERM INVESTMENT SECURITIES - 17.1%
Registered Investment Companies - 0.6%

Navigator Securities Lending Prime Portfolio(5)(6)	53,509,951	53,509,951
T. Rowe Price Reserve Investment Fund	1,855,835	1,855,835

		55,365,786

Time Deposits - 0.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	450,000	450,000

Total Short-Term Investment Securities
(cost $55,815,786)		55,815,786

TOTAL INVESTMENTS
(cost $321,016,131)(4)	116.2%	380,197,227
Liabilities in excess of other assets	(16.2)	(52,866,873)

NET ASSETS	100.0%	$327,330,354

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the Small Cap Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Spring Networks, Inc. Series E 8.00% Convertible Preferred Stock	12/11/09	11,300	$113,000	$84,750	$7.50	0.03%
Coupons.com, Inc. Convertible Preferred Stock	06/01/11	8,083	88,805
	08/18/11	8,083	–

		16,166	$88,805	88,805	5.49	0.03%

				$173,555		0.06%

(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $173,555 representing 0.1% of net assets.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 29, 2012.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	The security is purchased with the cash collateral received from securities loaned.
(6)	At February 29, 2012, the Fund had loaned securities with a total value of $51,741,343. This was secured by collateral of $53,509,951, which was received in cash and subsequently invested in short-term investments currently valued at $53,509,951 as reported in the portfolio of investments. The remaining collateral of $146,378 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge. The components of the short-term pooled scurities referenced above are as follows:

Securities	Coupon range	Maturity Date Range
Federal Home Loan Mtg. Corp	0.29%	01/10/13
United States Treasury Bills	Zero Coupon	06/28/12
United States Treasury Notes/Bonds	0.38% to 5.00%	04/30/12 to 05/15/38

(7)	Consists of more than one type of securities traded together as a unit.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(9)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; See Note 1.

ADR - American Depository Receipt

IDS - Income Deposit Securities

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$20,698,894	$—	$—	$20,698,894
Other Industries*	303,051,601	—	—	303,051,601
Convertible Preferred Stock	187,031	208,170	173,555	568,756
Convertible Bonds & Notes	—	62,190	—	62,190
Short-Term Investment Securities:
Registered Investment Companies	—	55,365,786	—	55,365,786
Time Deposits	—	450,000	—	450,000

Total	$323,937,526	$56,086,146	$173,555	$380,197,227

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2011	$148,299	$67,800
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(161,310)	—
Change in unrealized appreciation(1)	34,361	16,950
Change in unrealized depreciation(1)	—	—
Net purchases	—	88,805
Net sales	(21,350)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 02/29/2012	$—	$173,555

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock	Convertible Preferred Stock
$—	$16,950

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.8%
Advanced Materials - 0.3%

Ceradyne, Inc.	17,374	$537,030
Hexcel Corp.†	69,921	1,766,904
Metabolix, Inc.†#	24,865	68,379
STR Holdings, Inc.†	21,645	153,679

		2,525,992

Advertising Agencies - 0.0%

MDC Partners, Inc., Class A	18,310	236,565

Advertising Services - 0.0%

Marchex, Inc., Class B#	15,604	66,941

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	12,346	351,614
Cubic Corp.	10,634	508,305
Esterline Technologies Corp.†	21,253	1,380,382
Kratos Defense & Security Solutions, Inc.†#	22,837	145,472
National Presto Industries, Inc.#	3,507	303,671
Teledyne Technologies, Inc.†	26,208	1,561,997

		4,251,441

Aerospace/Defense-Equipment - 1.0%

AAR Corp.#	27,915	615,526
Astronics Corp.†	7,278	243,287
Curtiss-Wright Corp.	32,986	1,225,430
Ducommun, Inc.†#	7,694	117,487
GenCorp, Inc.†#	42,874	257,244
HEICO Corp.#	29,820	1,630,557
Kaman Corp.#	19,187	661,760
LMI Aerospace, Inc.†	6,684	136,019
Moog, Inc., Class A†	32,256	1,416,361
Orbital Sciences Corp.†	41,696	585,829
Triumph Group, Inc.#	26,719	1,704,672

		8,594,172

Agricultural Operations - 0.1%

Alico, Inc.#	2,586	60,150
Andersons, Inc.#	12,869	554,525
Cadiz, Inc.†#	8,806	93,520
Griffin Land & Nurseries, Inc.	1,822	46,516
Limoneira Co.	5,712	104,758
MGP Ingredients, Inc.#	8,782	53,043
Tejon Ranch Co.†	10,393	303,684

		1,216,196

Airlines - 0.6%

Alaska Air Group, Inc.†#	25,357	1,738,729
Allegiant Travel Co.†#	9,562	477,909
Hawaiian Holdings, Inc.†	34,496	183,174
JetBlue Airways Corp.†#	175,132	893,173
Republic Airways Holdings, Inc.†#	33,897	179,993
SkyWest, Inc.	37,491	428,147
Spirit Airlines, Inc.†	11,384	222,330
US Airways Group, Inc.†	114,791	850,601

		4,974,056

Alternative Waste Technology - 0.3%

Calgon Carbon Corp.†	41,244	623,197
Darling International, Inc.†	83,249	1,331,151
Rentech, Inc.†	155,278	276,395

		2,230,743

Apparel Manufacturers - 0.5%

Carter’s, Inc.†	34,581	1,679,599
Columbia Sportswear Co.#	8,379	418,364
Delta Apparel, Inc.†#	5,173	84,785
G-III Apparel Group, Ltd.†#	11,566	288,225
Jones Group, Inc.	55,248	544,193
Maidenform Brands, Inc.†	17,094	358,974
Oxford Industries, Inc.#	9,061	456,674
Quiksilver, Inc.†	90,186	422,071
True Religion Apparel, Inc.†	18,227	480,646

		4,733,531

Applications Software - 0.9%

Actuate Corp.†	27,780	167,791
Callidus Software, Inc.†	21,898	162,264
Deltek, Inc.†	15,230	167,987
Ebix, Inc.#	20,288	472,710
EPIQ Systems, Inc.#	22,937	263,546
Geeknet, Inc.†#	3,198	46,403
Imperva, Inc.†	4,026	149,163
inContact, Inc.†	22,414	119,467
NetSuite, Inc.†	19,198	915,745
Parametric Technology Corp.†	83,735	2,235,725
PDF Solutions, Inc.†#	17,098	137,297
Progress Software Corp.†	47,624	1,104,401
Quest Software, Inc.†	39,967	800,139
RealPage, Inc.†	20,877	413,991
Tangoe, Inc.†#	7,485	140,269
Verint Systems, Inc.†	14,766	405,917

		7,702,815

Athletic Equipment - 0.0%

Black Diamond, Inc.†#	9,669	80,059

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†#	18,292	60,912

Auction House/Art Dealers - 0.2%

Sotheby’s	47,746	1,878,328

Audio/Video Products - 0.2%

DTS, Inc.†#	12,130	340,610
Skullcandy, Inc.†#	7,035	99,334
TiVo, Inc.†#	84,130	946,463
Universal Electronics, Inc.†	10,100	197,556
VOXX International Corp.†	12,734	162,868

		1,746,831

Auto Repair Centers - 0.1%

Monro Muffler Brake, Inc.#	21,766	998,406

Auto-Truck Trailers - 0.1%

Wabash National Corp.†	47,767	504,420

Auto/Truck Parts & Equipment-Original - 0.8%

Accuride Corp.†#	28,707	228,221
American Axle & Manufacturing Holdings, Inc.†	46,782	532,847
Amerigon, Inc.†	16,243	239,097
Dana Holding Corp.	103,980	1,663,680
Fuel Systems Solutions, Inc.†#	11,238	291,064
Meritor, Inc.†	66,913	495,825

Miller Industries, Inc.	8,185	129,651
Modine Manufacturing Co.†	33,229	301,719
Spartan Motors, Inc.	24,354	139,061
Superior Industries International, Inc.#	15,527	280,728
Tenneco, Inc.†	42,472	1,635,172
Titan International, Inc.#	29,659	730,798
Tower International, Inc.†	4,799	61,139

		6,729,002

Auto/Truck Parts & Equipment-Replacement - 0.2%

Commercial Vehicle Group, Inc.†	20,058	242,501
Dorman Products, Inc.†#	7,900	358,739
Douglas Dynamics, Inc.#	13,612	176,956
Exide Technologies†#	55,174	163,867
Motorcar Parts of America, Inc.†#	8,814	72,715
Standard Motor Products, Inc.	13,718	311,673

		1,326,451

B2B/E-Commerce - 0.0%

ePlus, Inc.†#	2,819	90,265
Global Sources, Ltd.†	8,321	44,351
SPS Commerce, Inc.†	6,152	152,877

		287,493

Banks-Commercial - 6.0%

1st Source Corp.#	11,112	272,800
1st United Bancorp, Inc.†	19,886	117,327
Alliance Financial Corp.#	3,466	102,316
Ameris Bancorp†	17,358	199,964
Ames National Corp.	6,056	131,112
Arrow Financial Corp.#	7,403	178,116
Bancfirst Corp.#	4,912	201,048
Banco Latinoamericano de Comercio Exterior SA, Class E	20,324	396,521
Bancorp, Inc.†	21,360	177,715
BancorpSouth, Inc.	66,804	790,959
Bank of Kentucky Financial Corp.	3,792	94,155
Bank of the Ozarks, Inc.#	20,187	592,489
Banner Corp.	12,074	248,845
BBCN Bancorp, Inc.†	51,637	529,279
Bridge Bancorp, Inc.	2,476	49,669
Bridge Capital Holdings†#	3,267	39,400
Bryn Mawr Bank Corp.	7,920	155,707
Camden National Corp.#	5,608	198,243
Capital Bank Corp.†#	10,214	22,471
Capital City Bank Group, Inc.	8,343	65,659
Cardinal Financial Corp.#	21,132	227,169
Cascade Bancorp†#	3,388	19,650
Cass Information Systems, Inc.#	6,768	260,500
Cathay General Bancorp, Class B	54,735	894,370
Center Bancorp, Inc.	8,828	84,837
Centerstate Banks, Inc.	21,937	153,559
Central Pacific Financial Corp.†	10,827	149,846
Century Bancorp, Inc., Class A	2,517	62,321
Chemical Financial Corp.#	19,908	439,171
Citizens & Northern Corp.	8,898	177,070
City Holding Co.#	11,130	381,425
CNB Financial Corp.	8,976	139,128
CoBiz Financial, Inc.#	23,755	138,492
Columbia Banking System, Inc.	28,174	595,880
Community Bank System, Inc.#	26,869	734,061
Community Trust Bancorp, Inc.#	10,115	311,947
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.	63,183	680,481
Eagle Bancorp, Inc.†	12,241	189,858
Encore Bancshares, Inc†#	6,165	89,393
Enterprise Bancorp, Inc.#	3,680	58,328
Enterprise Financial Services Corp.	11,615	134,734
Financial Institutions, Inc.	10,074	164,811
First Bancorp	11,030	110,300
First Bancorp, Inc.	6,407	96,105
First Busey Corp.	56,292	272,453
First Commonwealth Financial Corp.	74,885	448,561
First Community Bancshares, Inc.#	11,607	143,927
First Connecticut Bancorp, Inc.	13,059	168,461
First Financial Bancorp	42,547	696,494
First Financial Bankshares, Inc.#	22,430	768,452
First Financial Corp.#	8,136	260,271
First Interstate BancSystem, Inc.	11,515	156,604
First Merchants Corp.	18,736	207,595
First Midwest Bancorp, Inc.	52,401	605,756
First of Long Island Corp.	5,575	144,616
FirstMerit Corp.	77,164	1,238,482
FNB Corp.#	94,907	1,118,954
Franklin Financial Corp.†#	10,144	136,843
German American Bancorp, Inc.	9,197	180,077
Glacier Bancorp, Inc.#	51,105	705,249
Great Southern Bancorp, Inc.	7,419	163,366
Hampton Roads Bankshares, Inc.†	7,104	18,470
Hancock Holding Co.	54,209	1,840,396
Hanmi Financial Corp.†	21,038	182,400
Heartland Financial USA, Inc.	9,725	152,974
Heritage Commerce Corp.†	15,232	79,968
Heritage Financial Corp.#	11,430	153,162
Home Bancshares, Inc.	16,377	412,700
Hudson Valley Holding Corp.	11,396	185,983
IBERIABANK Corp.#	20,765	1,101,376
Independent Bank Corp.#	15,655	430,356
International Bancshares Corp.	37,665	714,882
Lakeland Bancorp, Inc.#	15,830	143,420
Lakeland Financial Corp.#	11,833	298,428
MainSource Financial Group, Inc.#	14,707	149,129
MB Financial, Inc.#	38,735	770,827
Merchants Bancshares, Inc.	824	22,948
Metro Bancorp, Inc.†	10,121	107,687
MidSouth Bancorp, Inc.#	5,585	71,823
National Bankshares, Inc.	2,144	57,909
National Penn Bancshares, Inc.	88,711	776,221
NBT Bancorp, Inc.#	25,154	548,609
Old National Bancorp	68,401	826,284
OmniAmerican Bancorp, Inc.†	8,647	154,695
Oriental Financial Group, Inc.	33,067	388,537
Orrstown Financial Services, Inc.	4,622	39,980
Pacific Capital Bancorp NA†#	3,004	84,142
Pacific Continental Corp.	13,459	113,056
PacWest Bancorp#	21,774	474,020
Park National Corp.#	9,300	640,212
Park Sterling Corp.†	23,398	106,461
Penns Woods Bancorp, Inc.	2,802	109,250

Peoples Bancorp, Inc.#	7,714	124,735
Pinnacle Financial Partners, Inc.†	22,690	375,746
PrivateBancorp, Inc.	42,481	615,975
Prosperity Bancshares, Inc.#	33,512	1,465,815
Renasant Corp.#	18,301	277,626
Republic Bancorp, Inc., Class A#	7,233	188,492
S&T Bancorp, Inc.#	20,107	426,470
S.Y. Bancorp, Inc.	8,800	191,400
Sandy Spring Bancorp, Inc.	17,593	317,730
SCBT Financial Corp.#	10,205	316,049
Seacoast Banking Corp. of Florida†	52,933	97,926
Sierra Bancorp	8,684	79,893
Signature Bank†	32,891	1,952,410
Simmons First National Corp., Class A#	12,658	332,779
Southside Bancshares, Inc.#	12,008	255,891
Southwest Bancorp, Inc.†#	13,721	117,452
State Bank Financial Corp.†	23,088	374,949
StellarOne Corp.#	16,783	195,186
Sterling Bancorp	22,589	201,042
Sterling Financial Corp.†	18,266	355,456
Suffolk Bancorp†	7,094	85,837
Sun Bancorp, Inc.†	29,059	83,399
Susquehanna Bancshares, Inc.#	110,329	1,022,750
SVB Financial Group†#	30,010	1,778,993
Taylor Capital Group, Inc.†	8,912	119,866
Texas Capital Bancshares, Inc.†	26,526	898,966
Tompkins Financial Corp.#	5,937	244,011
Towne Bank#	17,783	229,756
TriCo Bancshares#	10,266	166,309
Trustco Bank Corp.	67,931	364,110
Trustmark Corp.#	45,798	1,079,917
UMB Financial Corp.#	23,056	960,282
Umpqua Holdings Corp.	81,275	1,001,308
Union First Market Bankshares Corp.#	14,793	205,327
United Bankshares, Inc.#	35,639	1,043,510
United Community Banks, Inc.†#	28,656	257,044
Univest Corp. of Pennsylvania	12,250	193,550
Valley National Bancorp.#	11,051	138,248
Virginia Commerce Bancorp, Inc.†	17,105	143,682
Washington Banking Co.	11,199	142,115
Washington Trust Bancorp, Inc.#	10,410	244,739
Webster Financial Corp.	50,523	1,105,443
WesBanco, Inc.	16,879	329,141
West Bancorporation, Inc.#	11,364	109,435
West Coast Bancorp†#	14,084	241,541
Westamerica Bancorporation#	20,605	975,853
Western Alliance Bancorp†#	48,479	394,619
Wilshire Bancorp, Inc.†	43,454	188,590
Wintrust Financial Corp.#	24,490	825,558

		52,266,618

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.#	54,810	522,339

Banks-Mortgage - 0.0%

Walker & Dunlop, Inc.†	7,847	97,695

Batteries/Battery Systems - 0.2%

A123 Systems, Inc.†#	62,808	113,054
EnerSys†	33,733	1,132,754
Valence Technology, Inc.†#	52,748	49,056

		1,294,864

Beverages-Non-alcoholic - 0.0%

Coca-Cola Bottling Co. Consolidated	3,342	215,358
National Beverage Corp.†	8,170	130,802
Primo Water Corp.†	10,724	28,526

		374,686

Beverages-Wine/Spirits - 0.0%

Central European Distribution Corp.†#	51,162	223,066

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	5,998	566,931
Craft Brewers Alliance, Inc.†#	7,603	47,519

		614,450

Broadcast Services/Program - 0.1%

Crown Media Holdings, Inc., Class A†#	25,482	32,617
Digital Domain Media Group, Inc.†#	2,698	15,136
Digital Generation, Inc.†#	19,481	194,810
Fisher Communications, Inc.†#	6,445	184,778
Nexstar Broadcasting Group, Inc., Class A†	8,000	66,000
Outdoor Channel Holdings, Inc.	10,493	73,975
World Wrestling Entertainment, Inc., Class A#	19,906	181,941

		749,257

Building & Construction Products-Misc. - 0.5%

Broadwind Energy, Inc.†#	97,964	61,708
Builders FirstSource, Inc.†#	31,868	96,560
Drew Industries, Inc.†	13,958	382,449
Gibraltar Industries, Inc.†#	21,212	293,150
Interline Brands, Inc.†#	22,849	469,775
Louisiana-Pacific Corp.†	93,474	763,683
NCI Building Systems, Inc.†	13,692	165,673
Quanex Building Products Corp.	26,977	458,879
Simpson Manufacturing Co., Inc.	29,018	865,317
Trex Co., Inc.†#	10,823	291,463
USG Corp.†#	50,633	721,520

		4,570,177

Building & Construction-Misc. - 0.3%

Aegion Corp.†#	27,927	491,795
Dycom Industries, Inc.†	24,380	518,806
Layne Christensen Co.†#	13,392	323,953
MasTec, Inc.†	39,446	693,855
MYR Group, Inc.†	14,703	294,501

		2,322,910

Building Products-Air & Heating - 0.1%

AAON, Inc.#	13,717	254,450
Comfort Systems USA, Inc.	26,499	303,149

		557,599

Building Products-Cement - 0.2%

Eagle Materials, Inc.	31,571	990,698
Headwaters, Inc.†#	43,475	132,164
Texas Industries, Inc.#	15,927	538,810

		1,661,672

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	19,693	261,326
Griffon Corp.	33,054	353,347

		614,673

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.#	14,226	98,302

Building Products-Wood - 0.1%

Universal Forest Products, Inc.#	13,773	442,664

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	26,780	765,908
Orion Marine Group, Inc.†	18,083	132,006
Sterling Construction Co., Inc.†	12,023	124,678
Tutor Perini Corp.†	21,700	342,426

		1,365,018

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	37,900	860,330
Rollins, Inc.#	42,722	865,548
Swisher Hygiene, Inc.†#	59,849	176,554

		1,902,432

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†#	4,317	194,654
Skyline Corp.#	4,905	39,485
Winnebago Industries, Inc.†	20,398	181,950

		416,089

Building-Residential/Commercial - 0.4%

Beazer Homes USA, Inc.†#	53,389	166,574
Hovnanian Enterprises, Inc., Class A†#	43,998	121,874
KB Home#	54,648	624,080
M/I Homes, Inc.†#	13,323	161,341
MDC Holdings, Inc.	26,584	653,435
Meritage Homes Corp.†	19,575	506,797
Ryland Group, Inc.#	31,814	576,788
Standard Pacific Corp.†#	72,211	316,284

		3,127,173

Cable/Satellite TV - 0.0%

Knology, Inc.†	20,595	367,209

Capacitors - 0.0%

Kemet Corp.†	30,963	278,977

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	22,343	443,285
Boyd Gaming Corp.†#	38,429	307,816

		751,101

Casino Services - 0.1%

Multimedia Games Holding Co, Inc.†	18,244	186,636
Scientific Games Corp., Class A†	39,881	419,149
Shuffle Master, Inc.†	37,514	547,705

		1,153,490

Cellular Telecom - 0.1%

Leap Wireless International, Inc.†#	42,866	447,521

Chemicals-Diversified - 0.5%

Aceto Corp.	17,640	146,236
Chemtura Corp.†	67,121	1,041,718
Codexis, Inc.†#	17,454	68,769
Georgia Gulf Corp.†#	23,894	770,820
Innophos Holdings, Inc.#	15,514	781,595
Innospec, Inc.†	16,923	523,936
Olin Corp.	55,640	1,170,109

		4,503,183

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†	19,708	238,270

Chemicals-Other - 0.0%

American Vanguard Corp.#	15,207	251,220

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	21,762	562,330
Landec Corp.†#	19,272	121,414
PolyOne Corp.	66,303	890,449
Spartech Corp.†	21,431	124,300

		1,698,493

Chemicals-Specialty - 0.9%

Balchem Corp.#	20,140	548,815
Ferro Corp.†	61,375	340,631
H.B. Fuller Co.	34,330	1,034,363
Hawkins, Inc.	6,344	245,830
KMG Chemicals, Inc.	5,239	90,897
Kraton Performance Polymers, Inc.†	22,590	627,776
Minerals Technologies, Inc.	13,061	843,349
NewMarket Corp.#	6,369	1,161,897
Oil-Dri Corp. of America	3,640	75,675
OM Group, Inc.†#	21,667	595,409
Omnova Solutions, Inc.†	31,581	161,063
Quaker Chemical Corp.#	8,899	366,728
Sensient Technologies Corp.	36,081	1,334,636
Stepan Co.	5,918	517,411
Zep, Inc.	16,026	243,114

		8,187,594

Circuit Boards - 0.1%

DDi Corp.	11,022	119,809
Multi-Fineline Electronix, Inc.†	6,598	173,924
Park Electrochemical Corp.	13,894	395,979
TTM Technologies, Inc.†	36,244	424,417

		1,114,129

Coal - 0.3%

Cloud Peak Energy, Inc.†	43,105	763,820
Hallador Energy Co.	3,267	32,997
James River Coal Co.†#	25,382	145,439
L&L Energy, Inc.†#	15,090	35,160
Patriot Coal Corp.†#	64,841	468,800
SunCoke Energy, Inc.†	50,405	722,304
Westmoreland Coal Co.†#	7,069	74,295

		2,242,815

Coffee - 0.1%

Farmer Brothers Co.†#	4,947	54,763
Peet’s Coffee & Tea, Inc.†	9,215	593,354

		648,117

Commercial Services - 1.3%

Acacia Research Corp.†	30,017	1,185,671
Arbitron, Inc.	19,818	662,714
Convergys Corp.†	72,442	933,053
CoStar Group, Inc.†	17,815	1,068,544
ExlService Holdings, Inc.†#	11,805	328,415
Healthcare Services Group, Inc.#	45,498	886,301
HMS Holdings Corp.†	60,017	1,933,748
Intersections, Inc.	7,067	82,472
Live Nation Entertainment, Inc.†	98,881	921,571
Mac-Gray Corp.#	8,686	121,083
Medifast, Inc.†#	10,064	163,339
National Research Corp.	1,333	51,494
PHH Corp.†	39,873	543,070
Providence Service Corp.†#	9,467	142,478
RPX Corp.†	7,198	121,286
ServiceSource International, Inc.†	7,676	128,957
Standard Parking Corp.†	11,558	208,622
Steiner Leisure, Ltd.†	10,976	549,239
Team, Inc.†	14,219	435,101
TeleTech Holdings, Inc.†	18,522	282,831
TMS International Corp.†#	8,639	102,804

		10,852,793

Commercial Services-Finance - 0.7%

Advance America Cash Advance Centers, Inc.	37,647	390,399
Cardtronics, Inc.†	30,404	808,442
CBIZ, Inc.†#	28,787	187,116
DFC Global Corp.†	29,602	530,172
Euronet Worldwide, Inc.†#	35,359	682,075
Global Cash Access Holdings, Inc.†	44,613	248,048
Heartland Payment Systems, Inc.	26,857	760,590
MoneyGram International, Inc.†	6,853	122,806
PRGX Global, Inc.†#	14,266	79,604
TNS, Inc.†	18,599	340,920
Wright Express Corp.†#	27,391	1,694,955

		5,845,127

Communications Software - 0.2%

Digi International, Inc.†	18,507	208,019
Seachange International, Inc.†	19,311	132,087
Smith Micro Software, Inc.†#	24,774	62,926
SolarWinds, Inc.†	39,836	1,484,289

		1,887,321

Computer Aided Design - 0.1%

Aspen Technology, Inc.†	59,295	1,219,105

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	24,627	345,517

Computer Services - 0.8%

CACI International, Inc., Class A†	18,673	1,104,321
Carbonite, Inc.†#	5,249	50,863
CIBER, Inc.†	44,812	196,277
Computer Task Group, Inc.†#	11,041	162,413
Dynamics Research Corp.†	6,530	59,554
iGate Corp.†	21,882	381,403
Insight Enterprises, Inc.†	30,466	636,739
j2 Global, Inc.#	33,587	993,168
KEYW Holding Corp.†#	13,459	95,559
LivePerson, Inc.†	37,231	561,444
Manhattan Associates, Inc.†	14,590	676,392
Stream Global Services, Inc.†	6,691	20,541
SYKES Enterprises, Inc.†	28,213	388,775
Syntel, Inc.	11,070	566,784
Unisys Corp.†#	30,271	565,462
Virtusa Corp.†	11,044	172,618

		6,632,313

Computer Software - 0.3%

Accelrys, Inc.†#	40,455	321,213
Avid Technology, Inc.†#	20,827	221,808
Blackbaud, Inc.#	31,869	1,005,467
Convio, Inc.†#	8,838	138,403
Cornerstone OnDemand, Inc.†	7,717	160,051
DynaVox, Inc., Class A†	6,855	21,730
Envestnet, Inc.†	13,983	174,088
Guidance Software, Inc.†#	10,150	115,811
SS&C Technologies Holdings, Inc.†	17,994	372,836

		2,531,407

Computers - 0.0%

Silicon Graphics International Corp.†	22,076	213,916

Computers-Integrated Systems - 0.7%

3D Systems Corp.†#	29,499	660,778
Agilysys, Inc.†#	13,065	105,173
Cray, Inc.†#	26,424	210,599
Echelon Corp.†#	23,505	115,645
Jack Henry & Associates, Inc.	61,356	2,070,151
Maxwell Technologies, Inc.†	20,414	371,331
Mercury Computer Systems, Inc.†	20,962	301,224
MTS Systems Corp.	11,071	543,697
NCI, Inc., Class A†#	4,866	35,035
Netscout Systems, Inc.†	26,529	563,211
Radisys Corp.†	14,186	106,253
Stratasys, Inc.†#	14,935	550,205
Super Micro Computer, Inc.†	19,616	324,449
Wave Systems Corp., Class A†#	60,515	121,635

		6,079,386

Computers-Memory Devices - 0.2%

Dot Hill Systems Corp.†	41,263	57,355
Imation Corp.†	20,223	126,394
OCZ Technology Group, Inc.†#	36,476	313,329
Quantum Corp.†	159,838	420,374
Spansion, Inc., Class A†	35,624	455,987
STEC, Inc.†#	25,936	251,320
Xyratex, Ltd.	20,225	346,252

		1,971,011

Computers-Periphery Equipment - 0.2%

Electronics for Imaging, Inc.†	32,541	519,354
Immersion Corp.†	20,836	135,226
Rimage Corp.	6,938	75,971
Synaptics, Inc.†	22,455	825,221

		1,555,772

Consulting Services - 0.9%

Accretive Health, Inc.†#	28,565	742,404
Advisory Board Co.†	11,244	910,089
Corporate Executive Board Co.#	24,294	1,006,743
CRA International, Inc.†	7,922	188,623
Forrester Research, Inc.	10,748	346,408
Franklin Covey Co.†	9,743	85,739
FTI Consulting, Inc.†	30,205	1,210,314
Hackett Group, Inc.†#	22,232	107,158
Hill International, Inc.†	18,306	98,120
Huron Consulting Group, Inc.†#	15,857	605,420
ICF International, Inc.†	12,933	335,353
MAXIMUS, Inc.	24,957	1,040,957
Navigant Consulting, Inc.†	34,153	461,407
Pendrell Corp.†	106,294	257,232
Zillow, Inc.†	3,000	95,760

		7,491,727

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A#	27,206	408,090
AT Cross Co., Class A†#	6,991	69,560
Blyth, Inc.#	3,651	232,934
Central Garden and Pet Co., Class A†	30,621	293,043
CSS Industries, Inc.	5,921	116,052
Helen of Troy, Ltd.†#	21,506	698,945
Prestige Brands Holdings, Inc.†	36,119	595,963
Spectrum Brands Holdings, Inc.†	11,708	332,741
Summer Infant, Inc.†	9,738	58,331
WD-40 Co.	11,659	502,270

		3,307,929

Containers-Paper/Plastic - 0.1%

AEP Industries, Inc.†#	3,136	109,415
Graphic Packaging Holding Co.†	110,019	580,900

		690,315

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†#	17,673	656,552
Inter Parfums, Inc.#	11,759	198,374
Revlon, Inc., Class A†	7,926	120,158

		975,084

Data Processing/Management - 0.5%

Acxiom Corp.†#	57,045	800,912
CommVault Systems, Inc.†	31,083	1,602,950
CSG Systems International, Inc.†	24,211	387,618
Fair Isaac Corp.	25,323	1,025,075
FalconStor Software, Inc.†#	22,427	63,917
Pegasystems, Inc.#	11,305	317,444
Schawk, Inc.#	8,610	95,313

		4,293,229

Decision Support Software - 0.0%

Interactive Intelligence Group, Inc.†	9,788	274,064
QAD, Inc.†	4,808	65,629

		339,693

Dental Supplies & Equipment - 0.1%

Align Technology, Inc.†	42,778	1,095,545

Diagnostic Equipment - 0.3%

Affymetrix, Inc.†#	50,128	209,034
Cepheid, Inc.†#	43,735	1,766,457
Hansen Medical, Inc.†#	32,086	102,354
IRIS International, Inc.†#	12,999	145,199

		2,223,044

Diagnostic Kits - 0.2%

BG Medicine, Inc.†#	5,609	43,414
Medtox Scientific, Inc.†	5,530	85,715
Meridian Bioscience, Inc.#	28,812	519,192
OraSure Technologies, Inc.†	33,384	334,842
Quidel Corp.†#	20,385	289,059

		1,272,222

Direct Marketing - 0.0%

Harte-Hanks, Inc.#	30,851	269,638
ValueVision Media, Inc., Class A†#	27,580	47,437

		317,075

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	8,873	407,093
Medical Action Industries, Inc.†	11,966	64,856
Merit Medical Systems, Inc.†	29,973	375,262

		847,211

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†	32,795	773,306
Brightpoint, Inc.†	48,198	424,142
Core-Mark Holding Co., Inc.#	8,319	333,425
Houston Wire & Cable Co.#	12,974	184,231
MWI Veterinary Supply, Inc.†#	9,091	787,008
Owens & Minor, Inc.#	45,891	1,374,894
Pool Corp.	34,169	1,243,752
Rentrak Corp.†	6,564	136,400
Scansource, Inc.†	19,724	729,788
School Specialty, Inc.†#	10,886	34,835
Titan Machinery, Inc.†#	10,461	273,974
United Stationers, Inc.	30,623	889,292
Watsco, Inc.#	20,144	1,438,080

		8,623,127

Diversified Manufacturing Operations - 1.1%

A.O. Smith Corp.	26,916	1,215,527
Actuant Corp., Class A#	48,688	1,371,541
AZZ, Inc.	9,162	459,932
Barnes Group, Inc.#	38,234	1,059,082
Blount International, Inc.†	31,982	548,491
Chase Corp.	4,677	67,817
Colfax Corp.†	31,652	1,076,801
EnPro Industries, Inc.†#	14,360	542,952
Fabrinet†	14,450	258,221
Federal Signal Corp.†	41,785	196,390
GP Strategies Corp.†	10,834	169,660
Handy & Harman, Ltd.†	4,270	51,838
Koppers Holdings, Inc.#	14,628	550,452
LSB Industries, Inc.†#	12,724	511,759
Lydall, Inc.†	12,530	114,148
Park-Ohio Holdings Corp.†	5,811	108,956

Raven Industries, Inc.#	12,902	813,471
Standex International Corp.	9,123	348,590
Tredegar Corp.#	16,850	391,594

		9,857,222

Diversified Minerals - 0.1%

AMCOL International Corp.#	17,107	501,748
General Moly, Inc.†#	47,670	172,089
United States Lime & Minerals, Inc.†	1,898	115,588

		789,425

Diversified Operations - 0.1%

Compass Diversified Holdings	29,486	440,226
Harbinger Group, Inc.†	6,609	30,137
Horizon Pharma, Inc.†#	4,016	13,855
Primoris Services Corp.	19,036	292,774

		776,992

Diversified Operations/Commercial Services - 0.1%

Chemed Corp.#	14,214	878,710
Viad Corp.	14,881	289,584

		1,168,294

Drug Delivery Systems - 0.1%

Antares Pharma, Inc.†#	64,048	161,401
Depomed, Inc.†	37,857	238,120
Nektar Therapeutics†#	80,587	577,809

		977,330

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†	18,981	51,818
Blue Nile, Inc.†#	8,361	298,070
Nutrisystem, Inc.#	19,686	221,861
Overstock.com, Inc.†#	8,456	53,780
Shutterfly, Inc.†#	20,918	572,317
Stamps.com, Inc.†#	7,483	193,436
US Auto Parts Network, Inc.†#	10,797	52,365

		1,443,647

E-Commerce/Services - 0.2%

Ancestry.com, Inc.†#	22,498	512,504
Move, Inc.†#	28,980	253,865
OpenTable, Inc.†	16,693	809,611
Orbitz Worldwide, Inc.†	15,280	54,855
United Online, Inc.	64,740	327,584

		1,958,419

E-Marketing/Info - 0.4%

Active Network, Inc.†	8,978	143,648
comScore, Inc.†	22,565	496,204
Constant Contact, Inc.†#	20,653	624,547
Digital River, Inc.†	26,096	460,594
Liquidity Services, Inc.†	13,191	570,511
QuinStreet, Inc.†	19,702	205,886
ReachLocal, Inc.†	7,235	56,433
ValueClick, Inc.†	56,264	1,170,291

		3,728,114

E-Services/Consulting - 0.3%

Keynote Systems, Inc.	10,703	212,883
Perficient, Inc.†	16,051	193,896
Saba Software, Inc.†	20,669	242,241
Sapient Corp.	77,678	970,198
Websense, Inc.†	28,446	512,312

		2,131,530

Educational Software - 0.0%

Rosetta Stone, Inc.†#	7,930	71,608

Electric Products-Misc. - 0.1%

Graham Corp.	7,187	167,672
Littelfuse, Inc.	16,261	860,695

		1,028,367

Electric-Distribution - 0.0%

EnerNOC, Inc.†#	16,406	129,115
Genie Energy, Ltd.#	10,147	97,310

		226,425

Electric-Generation - 0.1%

Atlantic Power Corp.#	82,635	1,197,381

Electric-Integrated - 1.9%

Allete, Inc.	23,291	968,440
Ameresco, Inc., Class A†	12,902	181,789
Avista Corp.	42,091	1,039,648
Black Hills Corp.	28,784	945,266
Central Vermont Public Service Corp.	9,786	344,859
CH Energy Group, Inc.#	11,352	756,838
Cleco Corp.#	43,779	1,684,616
El Paso Electric Co.	30,755	1,006,611
Empire District Electric Co.	30,513	608,734
IDACORP, Inc.#	36,199	1,465,335
MGE Energy, Inc.#	14,301	627,242
NorthWestern Corp.	26,482	919,720
Otter Tail Corp.#	26,337	559,398
Pike Electric Corp.†#	11,871	106,008
PNM Resources, Inc.	56,728	1,019,969
Portland General Electric Co.	55,017	1,355,619
UIL Holdings Corp.	36,904	1,300,866
Unisource Energy Corp.	26,806	986,193
Unitil Corp.	7,980	212,268

		16,089,419

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	7,679	134,229
Benchmark Electronics, Inc.†	42,084	691,019
CTS Corp.	25,073	249,476
Daktronics, Inc.	24,516	220,644
InvenSense, Inc.†#	7,320	114,851
Methode Electronics, Inc.#	26,980	246,867
Microvision, Inc.†	11,167	36,069
NVE Corp.†	2,374	127,009
OSI Systems, Inc.†	13,495	796,205
Plexus Corp.†	24,879	863,301
Pulse Electronics Corp.	30,384	93,583
Rogers Corp.†	10,749	398,681
Sanmina-SCI Corp.†	56,700	657,720

Stoneridge, Inc.†	18,538	179,263
Viasystems Group, Inc.†#	2,085	38,614
Vishay Precision Group, Inc.†	8,983	131,960
Zagg, Inc.†#	16,195	170,048

		5,149,539

Electronic Components-Semiconductors - 1.4%

Alpha & Omega Semiconductor, Ltd.†#	10,731	106,344
Amkor Technology, Inc.†	67,424	430,839
Applied Micro Circuits Corp.†	44,991	305,039
AXT, Inc.†#	22,071	126,467
Cavium, Inc.†#	33,940	1,212,676
Ceva, Inc.†#	16,826	414,761
Diodes, Inc.†#	24,585	610,692
DSP Group, Inc.†	17,101	109,275
eMagin Corp.†#	13,611	43,147
Emcore Corp.†#	16,129	70,000
Entropic Communications, Inc.†	60,624	373,747
GSI Technology, Inc.†	14,727	67,744
GT Advanced Technologies, Inc.†#	88,454	757,166
Inphi Corp.†#	15,301	219,722
Integrated Silicon Solution, Inc.†	19,550	206,839
IXYS Corp.†#	17,643	210,481
Kopin Corp.†#	49,554	178,394
Lattice Semiconductor Corp.†	86,036	566,977
Microsemi Corp.†	61,134	1,278,923
Mindspeed Technologies, Inc.†#	24,459	159,228
MIPS Technologies, Inc.†#	37,496	215,977
Monolithic Power Systems, Inc.†	21,389	397,622
MoSys, Inc.†#	23,832	91,038
OmniVision Technologies, Inc.†#	40,881	669,222
PLX Technology, Inc.†	32,515	114,128
Rambus, Inc.†	68,899	487,805
Richardson Electronics, Ltd.	10,300	126,278
Rubicon Technology, Inc.†#	12,317	110,484
Semtech Corp.†	46,273	1,328,498
Silicon Image, Inc.†	55,573	287,313
Supertex, Inc.†	7,511	138,653
Volterra Semiconductor Corp.†	17,033	523,424

		11,938,903

Electronic Design Automation - 0.1%

Mentor Graphics Corp.†	67,307	1,020,374

Electronic Measurement Instruments - 0.3%

Analogic Corp.	9,164	521,890
Badger Meter, Inc.#	10,995	353,709
ESCO Technologies, Inc.	18,991	679,688
FARO Technologies, Inc.†	11,395	631,967
LeCroy Corp.†	11,976	109,700
Measurement Specialties, Inc.†	10,924	355,248
Zygo Corp.†	10,523	201,831

		2,854,033

Electronic Security Devices - 0.1%

American Science & Engineering, Inc.#	6,446	468,624
Identive Group, Inc.†	25,891	57,478
Taser International, Inc.†	40,595	163,598

		689,700

Energy-Alternate Sources - 0.2%

Amyris, Inc.†#	12,168	65,464
Clean Energy Fuels Corp.†#	34,313	644,741
FuelCell Energy, Inc.†	102,178	152,245
FutureFuel Corp.	13,638	150,700
Gevo, Inc.†#	4,080	40,841
Green Plains Renewable Energy, Inc.†	13,674	155,200
KiOR, Inc., Class A†#	7,095	61,727
REX American Resources Corp.†#	4,499	137,984
Solazyme, Inc.†#	7,290	100,456
Syntroleum Corp.†#	64,483	79,959

		1,589,317

Engineering/R&D Services - 0.3%

Argan, Inc.	5,752	86,223
EMCOR Group, Inc.	46,895	1,303,681
Exponent, Inc.†#	9,673	466,432
Michael Baker Corp.†	6,105	147,314
Mistras Group, Inc.†	10,750	240,800
VSE Corp.#	3,017	73,705

		2,318,155

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	35,609	603,216

Enterprise Software/Service - 1.4%

Advent Software, Inc.†	22,755	585,486
American Software, Inc., Class A#	16,592	137,880
Concur Technologies, Inc.†#	31,650	1,865,767
JDA Software Group, Inc.†	28,572	716,014
ManTech International Corp., Class A#	16,548	555,020
MedAssets, Inc.†#	33,904	484,149
MicroStrategy, Inc., Class A†	5,692	771,778
Omnicell, Inc.†	24,190	360,915
Opnet Technologies, Inc.#	10,514	300,175
PROS Holdings, Inc.†	15,171	265,948
QLIK Technologies, Inc.†	49,500	1,498,365
SciQuest, Inc.†	9,008	135,570
SYNNEX Corp.†#	18,011	742,594
Taleo Corp., Class A†	28,950	1,326,489
Tyler Technologies, Inc.†#	21,035	794,492
Ultimate Software Group, Inc.†#	18,276	1,276,030

		11,816,672

Entertainment Software - 0.1%

Glu Mobile, Inc.†#	32,489	122,808
Take-Two Interactive Software, Inc.†	52,675	813,829
THQ, Inc.†#	49,438	26,697

		963,334

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	44,441	1,091,471
TRC Cos., Inc.†	12,141	62,769

		1,154,240

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	19,239	709,150

Female Health Care Products - 0.0%

Columbia Laboratories, Inc.†#	53,575	35,360
Female Health Co.#	5,933	29,190

		64,550

Filtration/Separation Products - 0.2%

CLARCOR, Inc.#	35,967	1,815,254
PMFG, Inc.†#	12,814	210,278

		2,025,532

Finance-Auto Loans - 0.1%

Credit Acceptance Corp.†	4,475	430,764
Nicholas Financial, Inc.	7,099	92,074

		522,838

Finance-Commercial - 0.0%

NewStar Financial, Inc.†	19,926	196,470

Finance-Consumer Loans - 0.4%

Encore Capital Group, Inc.†	11,778	262,414
First Marblehead Corp.†#	40,275	49,136
Nelnet, Inc., Class A	18,836	497,647
Ocwen Financial Corp.†	65,040	1,047,794
Portfolio Recovery Associates, Inc.†	12,192	850,148
World Acceptance Corp.†	10,988	697,958

		3,405,097

Finance-Investment Banker/Broker - 0.6%

Cowen Group, Inc., Class A†	48,829	136,721
Diamond Hill Investment Group, Inc.	79	5,991
Duff & Phelps Corp., Class A	22,181	305,211
Evercore Partners, Inc., Class A	14,962	406,817
FBR & Co.†	32,770	82,580
FXCM, Inc., Class A#	12,650	119,669
Gain Capital Holdings, Inc.	5,445	28,532
GFI Group, Inc.#	51,609	198,179
Gleacher & Co., Inc.†#	53,701	81,626
INTL FCStone, Inc.†	9,694	219,569
Investment Technology Group, Inc.†	28,920	332,580
JMP Group, Inc.	11,065	78,783
KBW, Inc.#	23,618	390,406
Knight Capital Group, Inc., Class A†#	67,896	899,622
Ladenburg Thalmann Financial Services, Inc.†	75,741	153,754
Oppenheimer Holdings, Inc., Class A#	6,945	116,259
Piper Jaffray Cos.†#	11,050	271,609
Stifel Financial Corp.†	37,862	1,420,961
SWS Group, Inc.	21,289	119,005

		5,367,874

Finance-Leasing Companies - 0.1%

Aircastle, Ltd.	39,553	538,316
Marlin Business Services Corp.	6,321	99,240
SeaCube Container Leasing, Ltd.	8,070	131,864

		769,420

Finance-Mortgage Loan/Banker - 0.1%

Apollo Residential Mortgage, Inc.	7,303	130,943
Doral Financial Corp.†#	90,198	126,277
Ellie Mae, Inc.†	6,167	51,494
Federal Agricultural Mtg. Corp., Class C#	7,185	143,413
Walter Investment Management Corp.	18,139	369,673

		821,800

Finance-Other Services - 0.2%

BGC Partners, Inc., Class A#	53,224	374,165
Higher One Holdings, Inc.†#	22,350	328,545
Imperial Holdings, Inc.†	12,853	32,132
MarketAxess Holdings, Inc.	20,484	678,430
Netspend Holdings, Inc.†	18,600	160,146

		1,573,418

Financial Guarantee Insurance - 0.1%

MGIC Investment Corp.†#	133,199	600,727
Primus Guaranty, Ltd.†#	17,273	107,093
Radian Group, Inc.#	93,452	354,183

		1,062,003

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†	41,221	215,586
Sturm Ruger & Co., Inc.#	13,257	553,877

		769,463

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	6,746	172,832
TreeHouse Foods, Inc.†	25,613	1,475,309

		1,648,141

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	17,367	403,783

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	3,350	30,485

Food-Misc. - 0.7%

B&G Foods, Inc.	33,428	778,204
Cal-Maine Foods, Inc.	10,353	398,590
Chiquita Brands International, Inc.†	31,897	305,892
Diamond Foods, Inc.#	15,467	369,971
Dole Food Co., Inc.†#	24,081	230,696
Hain Celestial Group, Inc.†	25,639	1,047,097
J&J Snack Foods Corp.	8,237	413,250
Lancaster Colony Corp.#	12,240	797,681
Seaboard Corp.†	214	409,408
Senomyx, Inc.†#	28,902	99,134
Smart Balance, Inc.†#	43,451	260,271
Snyders-Lance, Inc.#	34,503	774,592

		5,884,786

Food-Retail - 0.4%

Arden Group, Inc., Class A#	830	74,318
Fresh Market, Inc.†	20,384	917,688
Ingles Markets, Inc., Class A#	9,202	164,440
Ruddick Corp.#	35,571	1,456,988
Village Super Market Inc., Class A	4,565	137,361
Weis Markets, Inc.#	2,361	101,192
Winn-Dixie Stores, Inc.†	38,569	365,634

		3,217,621

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.#	8,646	237,765
Chefs’ Warehouse Holdings LLC†	7,559	158,739
Fresh Del Monte Produce, Inc.#	26,663	598,851
Nash Finch Co.	8,844	237,108
Spartan Stores, Inc.	16,496	294,289
United Natural Foods, Inc.†	34,778	1,583,094

		3,109,846

Footwear & Related Apparel - 0.6%

Crocs, Inc.†	63,474	1,247,264
Iconix Brand Group, Inc.†#	52,029	944,847
R.G. Barry Corp.	6,276	87,738
Skechers U.S.A., Inc., Class A†#	25,848	330,079
Steven Madden, Ltd.†	26,949	1,163,658
Wolverine World Wide, Inc.	35,693	1,361,331

		5,134,917

Forestry - 0.1%

Deltic Timber Corp.#	7,713	502,965

Funeral Services & Related Items - 0.1%

Matthews International Corp., Class A#	21,283	660,198
Stewart Enterprises, Inc., Class A#	57,544	357,924

		1,018,122

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	14,096	89,509
Pinnacle Entertainment, Inc.†	43,488	478,803

		568,312

Gas-Distribution - 1.0%

Chesapeake Utilities Corp.#	1,659	68,135
Laclede Group, Inc.	16,367	672,520
New Jersey Resources Corp.	29,911	1,396,545
Northwest Natural Gas Co.#	19,482	891,691
Piedmont Natural Gas Co., Inc.#	51,456	1,667,175
South Jersey Industries, Inc.	21,616	1,124,032
Southwest Gas Corp.	33,019	1,408,260
WGL Holdings, Inc.#	36,986	1,510,138

		8,738,496

Gold Mining - 0.2%

Gold Resource Corp.#	20,290	496,090
Golden Star Resources, Ltd.†#	184,257	357,459
Jaguar Mining, Inc.†#	59,766	368,159
Midway Gold Corp.†#	62,630	110,229
Vista Gold Corp.†#	51,884	183,669

		1,515,606

Golf - 0.0%

Callaway Golf Co.#	47,045	308,145

Hazardous Waste Disposal - 0.3%

Clean Harbors, Inc.†	33,384	2,242,070
EnergySolutions, Inc.†	55,970	235,634
Heritage-Crystal Clean, Inc.†#	3,458	76,456
US Ecology, Inc.	13,374	252,367

		2,806,527

Health Care Cost Containment - 0.1%

Corvel Corp.†#	3,728	169,027
ExamWorks Group, Inc.†	18,877	194,811
Transcend Services, Inc.†	6,426	138,159

		501,997

Healthcare Safety Devices - 0.0%

Unilife Corp.†#	47,145	174,908

Heart Monitors - 0.1%

HeartWare International, Inc.†#	8,578	628,424

Home Furnishings - 0.3%

American Woodmark Corp.	6,852	97,367
Ethan Allen Interiors, Inc.#	17,026	429,907
Furniture Brands International, Inc.†#	29,652	47,443
Kimball International, Inc., Class B#	22,884	140,965
La-Z-Boy, Inc.†	36,209	517,427
Sealy Corp.†#	36,119	62,125
Select Comfort Corp.†	39,170	1,159,040

		2,454,274

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†#	24,981	743,435
Marcus Corp.	14,892	179,449
Morgans Hotel Group Co.†	16,109	82,639
Orient-Express Hotels, Ltd., Class A†	66,355	656,251
Red Lion Hotels Corp.†#	10,715	82,398

		1,744,172

Housewares - 0.0%

Libbey, Inc.†	14,486	181,799
Lifetime Brands, Inc.#	6,777	79,156

		260,955

Human Resources - 0.5%

AMN Healthcare Services, Inc.†#	27,762	148,249
Barrett Business Services, Inc.#	5,558	94,597
CDI Corp.	9,291	139,458
Cross Country Healthcare, Inc.†	20,286	114,819
Heidrick & Struggles International, Inc.	12,593	255,890
Hudson Highland Group, Inc.†#	23,946	107,039
Insperity, Inc.	16,313	491,511
Kelly Services, Inc., Class A	18,608	279,120
Kenexa Corp.†	18,365	510,363
Kforce, Inc.†#	21,010	296,241
Korn/Ferry International†#	33,017	527,281
On Assignment, Inc.†	26,173	363,281
Resources Connection, Inc.	29,987	391,930
Team Health Holdings, Inc.†	19,262	417,793
TrueBlue, Inc.†	28,654	474,510

		4,612,082

Identification Systems - 0.2%

Brady Corp., Class A	33,678	1,076,012
Checkpoint Systems, Inc.†	28,390	315,129

		1,391,141

Independent Power Producers - 0.0%

Dynegy, Inc.†#	71,809	93,352
Ormat Technologies, Inc.	12,626	255,550

		348,902

Industrial Audio & Video Products - 0.0%

SRS Labs, Inc.†	8,808	58,926

Industrial Automated/Robotic - 0.2%

Cognex Corp.	29,279	1,248,457
Gerber Scientific, Inc.#(1)(2)	18,362	0
Hurco Cos., Inc.†	4,704	112,096
Intermec, Inc.†	42,221	315,813
iRobot Corp.†	17,078	435,831

		2,112,197

Instruments-Controls - 0.3%

Watts Water Technologies, Inc., Class A	21,480	849,319
Woodward, Inc.#	43,435	1,901,150
X-Rite, Inc.†	19,269	87,289

		2,837,758

Instruments-Scientific - 0.2%

FEI Co.†	27,253	1,213,304
Fluidigm Corp.†	4,710	67,918

		1,281,222

Insurance Brokers - 0.0%

Crawford & Co., Class B#	17,045	74,998
eHealth, Inc.†#	11,676	175,490

		250,488

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.#	41,117	497,516
CNO Financial Group, Inc.†	153,008	1,135,319
Delphi Financial Group, Inc., Class A#	34,055	1,517,491
FBL Financial Group, Inc., Class A#	9,368	318,231
Independence Holding Co.#	5,915	54,179
Kansas City Life Insurance Co.	3,124	100,030
National Western Life Insurance Co., Class A#	1,317	178,796
Phoenix Cos., Inc.†#	81,465	168,633
Presidential Life Corp.	14,140	152,995
Primerica, Inc.	21,857	546,862
Symetra Financial Corp.	48,311	480,211

		5,150,263

Insurance-Multi-line - 0.1%

Citizens, Inc.†	25,978	277,445
Fortegra Financial Corp.†	4,269	29,712
Horace Mann Educators Corp.	27,007	468,031
United Fire Group, Inc.#	15,727	315,956

		1,091,144

Insurance-Property/Casualty - 1.2%

American Safety Insurance Holdings, Ltd.†#	7,629	147,316
AMERISAFE, Inc.†	11,226	253,259
Amtrust Financial Services, Inc.	17,599	475,349
Donegal Group, Inc., Class A	5,651	77,814
EMC Insurance Group, Inc.#	3,360	70,795
Employers Holdings, Inc.	24,165	417,813
Enstar Group, Ltd.†	5,032	488,003
First American Financial Corp.	74,559	1,148,209
Global Indemnity PLC†	9,886	189,119
Hallmark Financial Services, Inc.†	8,819	59,528
Harleysville Group, Inc.#	8,643	489,280
Hilltop Holdings, Inc.†	29,092	239,718
Infinity Property & Casualty Corp.#	9,057	496,595
Meadowbrook Insurance Group, Inc.	38,911	370,433
National Interstate Corp.	5,027	121,402
Navigators Group, Inc.†#	8,502	399,679
OneBeacon Insurance Group, Ltd., Class A	16,205	247,126
ProAssurance Corp.	21,815	1,914,485
RLI Corp.#	13,212	925,633
Safety Insurance Group, Inc.	9,215	393,296
SeaBright Insurance Holdings, Inc.	14,611	119,518
Selective Insurance Group, Inc.	38,418	660,021
State Auto Financial Corp.	10,690	149,446
Stewart Information Services Corp.#	13,284	174,552
Tower Group, Inc.#	26,929	620,714
Universal Insurance Holdings, Inc.#	13,693	55,183

		10,704,286

Insurance-Reinsurance - 0.6%

Alterra Capital Holdings, Ltd.#	65,100	1,494,696
Argo Group International Holdings, Ltd.	19,686	587,627
Flagstone Reinsurance Holdings SA	36,580	289,714
Greenlight Capital Re, Ltd. Class A†	20,470	482,069
Maiden Holdings, Ltd.	36,919	319,349
Montpelier Re Holdings, Ltd.	45,551	785,755
Platinum Underwriters Holdings, Ltd.	26,224	932,525

		4,891,735

Internet Application Software - 0.3%

DealerTrack Holdings, Inc.†	29,071	809,628
eResearchTechnology, Inc.†	35,836	228,634
IntraLinks Holdings, Inc.†#	22,639	133,117
KIT Digital, Inc.†#	26,613	269,058
Lionbridge Technologies, Inc.†	44,987	116,516
RealNetworks, Inc.	15,407	156,381
VirnetX Holding Corp.†#	28,819	622,202
Vocus, Inc.†	12,238	165,580

		2,501,116

Internet Connectivity Services - 0.2%

AboveNet, Inc.†	16,545	1,150,870
Boingo Wireless, Inc.†#	4,205	40,200
Cogent Communications Group, Inc.†#	33,061	608,984
Internap Network Services Corp.†#	35,569	266,056

		2,066,110

Internet Content-Entertainment - 0.0%

FriendFinder Networks. Inc.†#	4,260	8,690
Limelight Networks, Inc.†#	48,233	181,356

		190,046

Internet Content-Information/News - 0.2%

Angie’s List, Inc.†#	7,443	119,088
Archipelago Learning, Inc.†	9,539	87,186
Bankrate, Inc.†#	15,596	371,809
Dice Holdings, Inc.†#	34,367	305,179
HealthStream, Inc.†	12,832	262,158

Loopnet, Inc.†#	12,113	222,879
TechTarget, Inc.†	10,661	73,561
Travelzoo, Inc.†	3,825	97,155
XO Group, Inc.†	20,927	189,180

		1,728,195

Internet Incubators - 0.1%

ICG Group, Inc.†	25,742	223,183
ModusLink Global Solutions, Inc.†	30,695	170,664
Safeguard Scientifics, Inc.†#	15,105	255,426

		649,273

Internet Infrastructure Software - 0.1%

Openwave Systems, Inc.†	62,241	150,623
Responsys, Inc.†	6,922	83,549
support.com, Inc.†#	33,538	110,675
TeleCommunication Systems, Inc., Class A†#	33,881	90,801

		435,648

Internet Security - 0.1%

Sourcefire, Inc.†#	20,435	919,984
VASCO Data Security International, Inc.†#	19,044	172,158
Zix Corp.†	46,284	135,612

		1,227,754

Internet Telephone - 0.1%

BroadSoft, Inc.†#	15,946	579,956

Intimate Apparel - 0.2%

Warnaco Group, Inc.†	28,539	1,675,525

Investment Companies - 0.7%

Apollo Investment Corp.	138,895	975,043
Arlington Asset Investment Corp., Class A	4,699	108,547
Blackrock Kelso Capital Corp	53,328	519,948
Capital Southwest Corp.#	2,141	198,835
Fifth Street Finance Corp.#	52,821	522,928
Gladstone Capital Corp.#	15,367	131,080
Gladstone Investment Corp.	16,127	126,597
Golub Capital BDC, Inc.#	7,484	112,260
Kohlberg Capital Corp.	14,324	100,268
Main Street Capital Corp.#	16,860	394,524
MCG Capital Corp.	52,547	252,226
Medallion Financial Corp.#	10,743	117,636
MVC Capital, Inc.	17,523	219,213
New Mountain Finance Corp.	5,313	70,397
NGP Capital Resources Co.	16,164	121,553
PennantPark Investment Corp.#	33,294	367,566
Prospect Capital Corp.#	77,651	839,407
Solar Capital, Ltd.#	22,876	526,148
Solar Senior Capital, Ltd.	5,662	95,801
THL Credit, Inc.	2,498	31,874
TICC Capital Corp.#	23,561	230,427
Triangle Capital Corp.#	16,159	315,100

		6,377,378

Investment Management/Advisor Services - 0.3%

Artio Global Investors, Inc.	21,877	104,791
Calamos Asset Management, Inc., Class A#	13,853	169,838
CIFC Corp.†#	8,654	45,347
Cohen & Steers, Inc.#	12,887	424,498
Edelman Financial Group, Inc.#	14,795	99,126
Epoch Holding Corp.#	10,244	255,588
Financial Engines, Inc.†#	27,432	632,308
GAMCO Investors, Inc., Class A#	4,959	228,659
Medley Capital Corp.#	4,599	50,819
National Financial Partners Corp.†	30,219	461,142
Pzena Investment Management, Inc., Class A	6,367	32,726
Virtus Investment Partners, Inc.†	4,005	318,558
Westwood Holdings Group, Inc.	3,488	135,125

		2,958,525

Lasers-System/Components - 0.4%

Coherent, Inc.†#	16,608	921,412
Cymer, Inc.†	21,033	967,097
Electro Scientific Industries, Inc.	16,494	228,277
II-VI, Inc.†	35,862	838,812
Newport Corp.†	26,426	441,843
Rofin-Sinar Technologies, Inc.†	20,214	474,220

		3,871,661

Leisure Products - 0.2%

Brunswick Corp.	62,914	1,504,274
Johnson Outdoors, Inc., Class A†	2,139	35,165
Marine Products Corp.	7,458	46,389

		1,585,828

Lighting Products & Systems - 0.4%

Acuity Brands, Inc.	30,350	1,887,467
Universal Display Corp.†#	27,246	1,125,532

		3,012,999

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	13,666	455,488
Unifirst Corp.	10,344	621,467

		1,076,955

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†	14,562	552,628

Machinery-Electrical - 0.1%

Franklin Electric Co., Inc.#	16,228	811,562

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,877	131,045
Lindsay Corp.	8,957	587,490

		718,535

Machinery-General Industrial - 0.9%

Albany International Corp., Class A	19,027	455,126
Altra Holdings, Inc.†	18,999	370,290
Applied Industrial Technologies, Inc.#	29,462	1,183,489
Chart Industries, Inc.†	20,403	1,395,361
DXP Enterprises, Inc.†	6,110	226,070
Flow International Corp.†	34,570	138,280
Intevac, Inc.†	16,681	131,780
Kadant, Inc.†	8,356	182,495
Middleby Corp.†	13,373	1,307,077
Robbins & Myers, Inc.	27,478	1,341,201

Sauer-Danfoss, Inc.†	8,128	440,050
Tennant Co.#	13,982	573,821
Twin Disc, Inc.#	6,179	197,481

		7,942,521

Machinery-Material Handling - 0.1%

Cascade Corp.#	6,293	335,039
Columbus McKinnon Corp.†	13,235	220,363
NACCO Industries, Inc., Class A	4,072	398,242

		953,644

Machinery-Pumps - 0.0%

Gorman-Rupp Co.	11,112	320,803
Tecumseh Products Co., Class A†#	13,498	61,956

		382,759

Machinery-Thermal Process - 0.0%

Global Power Equipment Group, Inc.†#	11,507	279,045

Marine Services - 0.1%

Great Lakes Dredge & Dock Corp.	41,914	297,170
Odyssey Marine Exploration, Inc.†#	53,168	162,163

		459,333

Medical Imaging Systems - 0.0%

Merge Healthcare, Inc.†#	40,719	265,895

Medical Information Systems - 0.5%

athenahealth, Inc.†#	24,522	1,732,970
Computer Programs & Systems, Inc.	8,006	487,085
EPocrates, Inc.†	4,598	42,761
Medidata Solutions, Inc.†	14,476	288,652
MModal, Inc.†	23,549	242,319
Quality Systems, Inc.	27,560	1,181,497

		3,975,284

Medical Instruments - 0.9%

Abaxis, Inc.†#	16,447	436,832
AngioDynamics, Inc.†	18,242	237,511
Arthrocare Corp.†	19,948	520,643
AtriCure, Inc.†	10,259	104,642
Cardiovascular Systems, Inc.†#	10,572	95,677
Conceptus, Inc.†#	22,780	306,846
CONMED Corp.	20,671	616,823
CryoLife, Inc.†	20,402	111,191
Delcath Systems, Inc.†#	34,238	149,278
DexCom, Inc.†	47,695	514,629
Endologix, Inc.†	34,478	456,144
Genomic Health, Inc.†#	10,801	315,173
Integra LifeSciences Holdings Corp.†	13,863	438,071
Kensey Nash Corp.#	6,230	140,673
MAKO Surgical Corp.†#	22,487	879,242
Natus Medical, Inc.†	20,571	215,378
Navidea Biopharmaceuticals, Inc.†#	66,864	200,592
NuVasive, Inc.†	29,917	469,398
Solta Medical, Inc.†	42,805	121,566
Spectranetics Corp.†	21,971	170,495
Stereotaxis, Inc.†	32,212	24,642
SurModics, Inc.†	11,143	158,231
Symmetry Medical, Inc.†	26,566	192,338
Synergetics USA, Inc.†	16,248	102,362
Vascular Solutions, Inc.†	12,378	129,845
Volcano Corp.†	37,387	1,047,958
Young Innovations, Inc.#	893	27,013

		8,183,193

Medical Labs & Testing Services - 0.0%

Bio-Reference Labs, Inc.†#	16,899	340,346
NeoStem, Inc.†#	36,999	21,089

		361,435

Medical Laser Systems - 0.0%

BioLase Technology, Inc.†	21,071	57,313
Cynosure, Inc. Class A†#	7,060	125,597
Palomar Medical Technologies, Inc.†	12,915	142,582

		325,492

Medical Products - 1.2%

ABIOMED, Inc.†#	22,564	471,136
Accuray, Inc.†#	48,324	327,637
Alphatec Holdings, Inc.†	39,383	74,040
Atrion Corp.#	1,151	237,106
Bacterin International Holdings, Inc.†#	17,374	51,427
BioMimetic Therapeutics, Inc.†	14,022	29,166
Cantel Medical Corp.	14,320	289,121
Cerus Corp.†	34,766	130,720
Chindex International, Inc.†	8,296	77,402
Cyberonics, Inc.†	20,534	764,481
Exactech, Inc.†#	6,210	98,677
Greatbatch, Inc.†	17,021	421,270
Haemonetics Corp.†	16,743	1,122,283
Hanger Orthopedic Group, Inc.†	23,798	492,380
Invacare Corp.	20,368	336,276
Luminex Corp.†	27,450	616,801
NxStage Medical, Inc.†	32,283	645,660
Orthofix International NV†#	12,983	509,063
PSS World Medical, Inc.†#	39,284	951,851
Rockwell Medical Technologies, Inc.†#	11,716	111,185
Tornier NV†	7,698	180,903
Uroplasty, Inc.†	15,093	41,657
West Pharmaceutical Services, Inc.#	23,860	992,576
Wright Medical Group, Inc.†#	28,500	471,960
Zeltiq Aesthetics, Inc.†#	5,398	59,810
Zoll Medical Corp.†	15,491	1,133,167

		10,637,755

Medical Sterilization Products - 0.2%

STERIS Corp.	42,308	1,327,625

Medical-Biomedical/Gene - 2.2%

Acorda Therapeutics, Inc.†	28,195	737,581
Aegerion Pharmaceuticals, Inc.†	6,675	111,673
Affymax, Inc.†#	24,968	254,923
Alnylam Pharmaceuticals, Inc.†#	25,055	334,234
AMAG Pharmaceuticals, Inc.†	15,455	244,344
Arena Pharmaceuticals, Inc.†	106,559	189,675
Ariad Pharmaceuticals, Inc.†	111,190	1,594,465
Arqule, Inc.†	38,472	273,151
Astex Pharmaceuticals†	41,186	75,370

BioCryst Pharmaceuticals, Inc.†	21,113	98,387
Biosante Pharmaceuticals, Inc.†#	75,781	58,548
BioTime, Inc.†	18,035	89,995
Cambrex Corp.†	19,370	129,004
Cell Therapeutics, Inc.†#	140,874	180,319
Celldex Therapeutics, Inc.†#	32,232	122,159
Chelsea Therapeutics International, Ltd.†#	41,209	152,061
Cleveland Biolabs, Inc.†#	20,694	75,947
Complete Genomics, Inc.†#	7,634	28,398
Cubist Pharmaceuticals, Inc.†	42,272	1,811,778
Curis, Inc.†#	54,636	246,408
Dynavax Technologies Corp.†#	105,883	444,709
Emergent Biosolutions, Inc.†	17,242	263,285
Enzo Biochem, Inc.†#	27,947	72,103
Enzon Pharmaceuticals, Inc.†#	25,492	180,228
Exact Sciences Corp.†#	40,037	375,947
Exelixis, Inc.†#	90,630	514,778
Geron Corp.†#	91,391	182,782
GTx, Inc.†#	14,530	50,274
Halozyme Therapeutics, Inc.†#	57,987	667,430
Harvard Bioscience, Inc.†	16,816	69,786
Immunogen, Inc.†#	52,946	729,066
Immunomedics, Inc.†#	48,033	170,998
Incyte Corp., Ltd.†#	62,886	1,066,547
Insmed, Inc.†#	17,857	76,071
InterMune, Inc.†#	38,304	514,040
Lexicon Pharmaceuticals, Inc.†#	127,422	216,617
Ligand Pharmaceuticals, Inc., Class B†#	14,100	206,988
Maxygen, Inc.†#	20,526	112,688
Medicines Co.†	38,441	823,791
Micromet, Inc.†	64,733	711,416
Momenta Pharmaceuticals, Inc.†#	31,829	466,613
Novavax, Inc.†#	70,167	89,112
NPS Pharmaceuticals, Inc.†	59,567	406,247
Nymox Pharmaceutical Corp.†	14,175	112,124
OncoGenex Pharmaceutical, Inc.†	7,098	113,426
Oncothyreon, Inc.†#	29,518	242,048
Pacific Biosciences of California, Inc.†#	24,112	100,547
PDL BioPharma, Inc.#	92,705	591,458
Peregrine Pharmaceuticals, Inc.†#	58,092	54,537
PharmAthene, Inc.†#	26,038	38,276
RTI Biologics, Inc.†	40,287	149,062
Sangamo Biosciences, Inc.†#	36,939	194,669
Seattle Genetics, Inc.†#	68,123	1,257,551
Sequenom, Inc.†#	80,817	349,129
Spectrum Pharmaceuticals, Inc.†	40,538	575,234
Sunesis Pharmaceuticals, Inc.†	20,775	36,149
Transcept Pharmaceuticals, Inc.†#	3,770	31,480
Trius Therapeutics, Inc.†	5,604	28,356
Vical, Inc.†#	60,742	194,374
ZIOPHARM Oncology, Inc.†	46,569	228,654

		19,517,010

Medical-Drugs - 2.1%

Achillion Pharmaceuticals, Inc.†	33,218	348,789
Akorn, Inc.†#	39,855	499,383
Alimera Sciences, Inc.†	8,196	30,817
Alkermes PLC†	67,573	1,189,960
Amicus Therapeutics, Inc.†#	11,279	67,448
Ampio Pharmaceuticals, Inc.†	14,478	55,885
Anacor Pharmaceuticals, Inc.†	7,939	47,158
Anthera Pharmaceuticals, Inc.†	14,370	95,129
Ardea Biosciences, Inc.†	11,642	248,207
Array Biopharma, Inc.†	41,647	117,028
Auxilium Pharmaceuticals, Inc.†	34,033	672,492
BioSpecifics Technologies Corp.†	3,615	62,612
Cadence Pharmaceuticals, Inc.†#	34,640	129,900
Clovis Oncology, Inc.†#	7,833	195,747
Corcept Therapeutics, Inc.†#	29,991	117,865
Cytori Therapeutics, Inc.†#	36,665	119,161
Durect Corp.†	58,939	43,615
Dusa Pharmaceuticals, Inc.†	17,846	86,018
Endocyte, Inc.†#	12,573	44,634
Furiex Pharmaceuticals, Inc.†	7,217	130,195
Hi-Tech Pharmacal Co., Inc.†	7,151	285,468
Idenix Pharmaceuticals, Inc.†#	42,733	502,967
Infinity Pharmaceuticals, Inc.†	13,960	113,774
Ironwood Pharmaceuticals, Inc.†#	35,773	479,000
Jazz Pharmaceuticals PLC†	15,559	816,381
K-V Pharmaceutical Co., Class A†#	36,343	50,517
Keryx Biopharmaceuticals, Inc.†#	50,454	167,507
Lannett Co., Inc.†	11,860	48,982
MAP Pharmaceuticals, Inc.†	15,966	256,254
Medicis Pharmaceutical Corp., Class A	43,864	1,532,608
Medivation, Inc.†	22,150	1,451,046
Opko Health, Inc.†#	78,180	386,209
Optimer Pharmaceuticals, Inc.†#	33,016	422,275
Orexigen Therapeutics, Inc.†#	25,729	100,858
Pacira Pharmaceuticals, Inc.†#	5,244	56,111
Pain Therapeutics, Inc.†#	26,022	95,501
Pernix Therapeutics Holdings†	2,722	23,464
PharMerica Corp.†#	21,447	262,940
Pozen, Inc.†	19,330	84,279
Progenics Pharmaceuticals, Inc.†#	20,548	200,343
Raptor Pharmaceutical Corp.†#	33,166	231,499
Rigel Pharmaceuticals, Inc.†	49,095	490,950
Sagent Pharmaceuticals, Inc.†#	4,857	105,348
Salix Pharmaceuticals, Ltd.†	41,337	2,038,741
Santarus, Inc.†	38,920	175,918
Savient Pharmaceuticals, Inc.†#	50,531	101,567
Sciclone Pharmaceuticals, Inc.†#	25,246	118,404
SIGA Technologies, Inc.†#	24,226	69,044
Sucampo Pharmaceuticals, Inc. Class A†	9,262	67,613
Synta Pharmaceuticals Corp.†	17,006	81,289
Targacept, Inc.†	19,479	132,847
Vanda Pharmaceuticals, Inc.†	20,526	95,241
Viropharma, Inc.†	49,942	1,601,140
Vivus, Inc.†#	62,059	1,396,327
XenoPort, Inc.†	24,811	99,244
Zalicus, Inc.†#	54,314	54,314
Zogenix, Inc.†	15,445	35,215

		18,533,228

Medical-Generic Drugs - 0.2%

Acura Pharmaceuticals, Inc.†#	7,858	25,460
Impax Laboratories, Inc.†	46,137	1,077,299
Par Pharmaceutical Cos., Inc.†#	25,691	953,393

		2,056,152

Medical-HMO - 0.7%

Centene Corp.†	35,262	1,720,786
Magellan Health Services, Inc.†	20,569	972,091
Metropolitan Health Networks, Inc.†	29,634	247,740
Molina Healthcare, Inc.†	19,879	675,091
Triple-S Management Corp., Class B†#	13,519	319,995
Universal American Corp.	22,631	256,635
WellCare Health Plans, Inc.†	30,062	2,040,007

		6,232,345

Medical-Hospitals - 0.1%

Select Medical Holdings Corp.†#	30,795	259,294
Vanguard Health Systems, Inc.†	21,540	214,538

		473,832

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc., Class A	14,270	229,034
Ensign Group, Inc.	11,646	319,217
Kindred Healthcare, Inc.†#	36,569	376,295
National Healthcare Corp.#	6,954	311,678
Skilled Healthcare Group, Inc. Class A†#	13,847	90,421
Sun Healthcare Group, Inc.†	17,579	78,402

		1,405,047

Medical-Outpatient/Home Medical - 0.2%

Air Methods Corp.†	8,088	729,780
Almost Family, Inc.†#	5,692	130,233
Amedisys, Inc.†#	20,965	269,400
Amsurg Corp.†	22,833	596,626
Gentiva Health Services, Inc.†	21,337	167,496
LHC Group, Inc.†	11,044	187,969

		2,081,504

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	6,224	132,011
CIRCOR International, Inc.#	12,026	398,181
Dynamic Materials Corp.	9,093	202,865
Haynes International, Inc.	8,211	519,674
Kaydon Corp.	23,108	869,323
LB Foster Co., Class A#	6,306	185,712
Mueller Industries, Inc.#	26,458	1,217,068
NN, Inc.†	11,574	103,471
RBC Bearings, Inc.†	15,702	714,598
RTI International Metals, Inc.†#	21,691	488,915
Sun Hydraulics Corp.#	14,327	470,785
Worthington Industries, Inc.	37,649	635,139

		5,937,742

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†#	11,878	136,003
Lawson Products, Inc.	2,548	41,558
Olympic Steel, Inc.#	6,174	144,719

		322,280

Metal-Aluminum - 0.1%

Century Aluminum Co.†#	36,428	357,359
Kaiser Aluminum Corp.#	11,892	574,859
Noranda Aluminium Holding Corp.	15,829	189,948

		1,122,166

Metal-Copper - 0.0%

Revett Minerals, Inc.†	18,300	84,180

Miscellaneous Manufacturing - 0.3%

American Railcar Industries, Inc.†	6,760	199,420
FreightCar America, Inc.#	8,423	232,896
Hillenbrand, Inc.	45,431	1,043,550
John Bean Technologies Corp.	20,920	361,288
Movado Group, Inc.	12,633	270,346
NL Industries, Inc.	4,869	72,061
Trimas Corp.†	17,980	435,656

		2,615,217

Motion Pictures & Services - 0.1%

Lions Gate Entertainment Corp.†#	31,186	426,624

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†#	17,878	24,314
RadNet, Inc.†	22,269	66,584

		90,898

Multilevel Direct Selling - 0.3%

Nu Skin Enterprises, Inc., Class A	38,703	2,235,485

Multimedia - 0.2%

Demand Media, Inc.†#	4,969	34,087
Entravision Communications Corp., Class A	36,715	60,947
EW Scripps Co., Class A†	23,020	219,150
Journal Communications, Inc., Class A†	29,826	141,674
Martha Stewart Living Omnimedia, Class A#	19,876	89,442
Meredith Corp.#	25,211	829,442

		1,374,742

Networking Products - 0.6%

Anixter International, Inc.†	20,559	1,429,673
Black Box Corp.	12,421	334,373
Calix, Inc.†#	26,506	239,614
Dialogic, Inc.†	11,282	9,360
Extreme Networks, Inc.†	67,255	248,171
Infinera Corp.†#	76,357	607,802
Ixia†#	27,251	376,609
LogMeIn, Inc.†#	14,022	516,851
Meru Networks, Inc.†#	7,758	36,618
NeoPhotonics Corp.†#	6,320	33,685
Netgear, Inc.†	25,596	961,642
Procera Networks, Inc.†	10,095	196,449

		4,990,847

Non-Ferrous Metals - 0.3%

Globe Specialty Metals, Inc.#	44,001	625,694
Horsehead Holding Corp.†	30,464	347,289
Materion Corp.†	14,504	425,692
Thompson Creek Metals Co., Inc.†	107,410	781,945
Ur-Energy, Inc.†#	72,129	83,670
Uranerz Energy Corp.†#	45,414	113,535
Uranium Energy Corp.†	53,261	199,729

Uranium Resources, Inc.†#	67,607	64,903
USEC, Inc.†#	79,904	107,071

		2,749,528

Non-Hazardous Waste Disposal - 0.0%
Casella Waste Systems, Inc., Class A†	18,491	121,116
WCA Waste Corp.†#	12,291	79,769

		200,885

Office Furnishings-Original - 0.4%

CompX International, Inc.#	840	14,330
Herman Miller, Inc.	40,404	848,484
HNI Corp.	31,184	788,332
Interface, Inc., Class A	36,861	451,547
Knoll, Inc.	33,042	509,508
Steelcase, Inc., Class A	56,290	494,226

		3,106,427

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†#	38,636	455,905
Ennis, Inc.#	19,022	318,809

		774,714

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc.†#	81,995	416,534
Parker Drilling Co.†	82,790	524,061
Vantage Drilling Co.†#	117,777	154,288

		1,094,883

Oil Companies-Exploration & Production - 3.0%

Abraxas Petroleum Corp.†	57,980	233,080
Apco Oil and Gas International, Inc.	6,665	501,075
Approach Resources, Inc.†	18,436	637,148
ATP Oil & Gas Corp.†#	31,103	248,824
Berry Petroleum Co., Class A#	36,118	1,948,927
Bill Barrett Corp.†#	33,263	972,277
BPZ Resources, Inc.†#	72,547	232,876
Callon Petroleum Co.†	27,676	195,393
CAMAC Energy, Inc.†#	42,844	37,703
Carrizo Oil & Gas, Inc.†	27,513	775,041
Clayton Williams Energy, Inc.†	4,164	367,889
Comstock Resources, Inc.†#	33,294	533,703
Contango Oil & Gas Co.†	8,913	566,689
Crimson Exploration, Inc.†	15,942	49,580
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†	26,340	304,754
Energy Partners, Ltd.†	20,353	346,815
Energy XXI Bermuda, Ltd.†	52,900	1,980,047
Evolution Petroleum Corp.†	11,733	108,882
FX Energy, Inc.†	37,128	235,020
Gastar Exploration, Ltd.†	42,400	121,688
GeoResources, Inc.†	14,063	450,579
GMX Resources, Inc.†#	43,320	76,243
Goodrich Petroleum Corp.†#	18,056	287,632
Gulfport Energy Corp.†	32,335	1,087,103
Harvest Natural Resources, Inc.†#	24,396	161,502
Houston American Energy Corp.†#	12,069	130,828
Hyperdynamics Corp.†#	111,065	151,048
Isramco, Inc.†	782	64,593
Kodiak Oil & Gas Corp.†	181,932	1,762,921
Magnum Hunter Resources Corp.†#	78,944	546,292
McMoRan Exploration Co.†#	68,744	962,416
Miller Energy Resources, Inc.†#	22,302	93,668
Northern Oil and Gas, Inc.†	44,362	1,051,823
Oasis Petroleum, Inc.†	42,285	1,356,080
Panhandle Oil and Gas, Inc., Class A#	5,137	149,744
Penn Virginia Corp.#	32,605	159,438
Petroleum Development Corp.†	16,616	540,685
Petroquest Energy, Inc.†#	40,920	249,612
Resolute Energy Corp.†	32,673	364,631
Rex Energy Corp.†	25,475	292,963
Rosetta Resources, Inc.†	37,447	1,911,295
Stone Energy Corp.†	34,543	1,103,649
Swift Energy Co.†	29,647	890,299
Triangle Petroleum Corp.†	30,074	215,631
U.S. Energy Corp.†	17,817	58,618
Vaalco Energy, Inc.†	34,906	275,408
Venoco, Inc.†	21,117	230,175
Voyager Oil & Gas, Inc.†#	33,472	108,449
W&T Offshore, Inc.#	24,611	621,428
Warren Resources, Inc.†	49,337	192,414
Zion Oil & Gas, Inc.†	20,417	55,738

		26,000,316

Oil Field Machinery & Equipment - 0.5%

Dril-Quip, Inc.†	24,063	1,684,169
Flotek Industries, Inc.†#	35,595	398,308
Gulf Island Fabrication, Inc.	10,479	307,139
Lufkin Industries, Inc.#	21,450	1,708,278
Mitcham Industries, Inc.†	8,435	197,126
Natural Gas Services Group, Inc.†#	8,922	124,819
Thermon Group Holdings, Inc.†	7,304	147,103

		4,566,942

Oil Refining & Marketing - 0.5%

Alon USA Energy, Inc.#	7,970	74,918
Cheniere Energy, Inc.†	88,952	1,337,838
CVR Energy, Inc.†	61,610	1,676,408
Delek US Holdings, Inc.	9,658	127,582
Western Refining, Inc.	37,525	681,079

		3,897,825

Oil-Field Services - 0.9%

Basic Energy Services, Inc.†	16,891	335,455
C&J Energy Services, Inc.†#	8,102	164,633
Cal Dive International, Inc.†	67,757	196,495
Exterran Holdings, Inc.†#	45,074	649,066
Helix Energy Solutions Group, Inc.†	75,029	1,443,558
Hornbeck Offshore Services, Inc.†	21,973	895,400
Key Energy Services, Inc.†	88,264	1,505,784
Matrix Service Co.†	18,520	245,205
Newpark Resources, Inc.†#	63,647	500,902
Pioneer Drilling Co.†	43,837	436,616
Targa Resources Corp.	11,808	524,629
Tesco Corp.†	21,191	324,646
Tetra Technologies, Inc.†	53,504	486,351
Union Drilling, Inc.†#	11,059	74,538
Willbros Group, Inc.†#	27,558	115,744

		7,899,022

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	4,577	127,653

Optical Supplies - 0.0%

STAAR Surgical Co.†	25,317	264,056

Paper & Related Products - 0.5%

Boise, Inc.	63,863	525,592
Buckeye Technologies, Inc.	27,974	955,592
Clearwater Paper Corp.†	16,826	577,300
KapStone Paper and Packaging Corp.†	28,534	573,533
Neenah Paper, Inc.	10,022	279,514
P.H. Glatfelter Co.#	31,856	497,272
Schweitzer-Mauduit International, Inc.	11,399	798,500
Verso Paper Corp.†#	10,354	13,460
Wausau Paper Corp.#	35,917	335,465
Xerium Technologies, Inc.†	7,691	61,682

		4,617,910

Patient Monitoring Equipment - 0.2%

CardioNet, Inc.†	17,796	56,769
Insulet Corp.†	32,486	640,624
Masimo Corp.†	37,091	808,584

		1,505,977

Petrochemicals - 0.0%

TPC Group, Inc.†	9,345	324,645

Pharmacy Services - 0.0%

BioScrip, Inc.†	28,250	179,105

Physical Therapy/Rehabilitation Centers - 0.2%

Healthsouth Corp.†	66,987	1,363,856
U.S. Physical Therapy, Inc.	8,620	163,866

		1,527,722

Physicians Practice Management - 0.1%

Healthways, Inc.†#	23,752	188,828
IPC The Hospitalist Co., Inc.†#	11,956	434,840

		623,668

Pipelines - 0.1%

Crosstex Energy, Inc.#	29,300	402,289
SemGroup Corp., Class A†	29,121	826,163

		1,228,452

Platinum - 0.1%

Stillwater Mining Co.†	81,235	1,153,537

Pollution Control - 0.0%

Fuel Tech, Inc.†#	13,322	82,463
Met-Pro Corp.#	10,707	94,971

		177,434

Poultry - 0.1%

Pilgrim’s Pride Corp.†	42,139	264,212
Sanderson Farms, Inc.	16,170	795,564

		1,059,776

Power Converter/Supply Equipment - 0.2%

Active Power, Inc.†	58,427	40,893
Advanced Energy Industries, Inc.†	30,875	370,500
Capstone Turbine Corp.†#	174,224	193,389
Generac Holdings, Inc.†	17,160	436,550
Powell Industries, Inc.†	6,440	211,168
Power-One, Inc.†	47,886	207,825
PowerSecure International, Inc.†	13,755	82,392
Satcon Technology Corp.†#	66,041	33,021
Vicor Corp.	14,310	116,197

		1,691,935

Precious Metals - 0.3%

Coeur d’Alene Mines Corp.†	62,893	1,788,677
McEwen Mining, Inc.†#	74,005	387,046
Paramount Gold and Silver Corp.†#	85,548	218,147

		2,393,870

Printing-Commercial - 0.3%

American Reprographics Co.†	25,798	136,213
Cenveo, Inc.†#	38,691	150,895
Consolidated Graphics, Inc.†	5,892	275,098
Deluxe Corp.#	36,945	911,433
Multi-Color Corp.#	8,327	182,112
Quad Graphics, Inc.#	17,861	267,379
Valassis Communications, Inc.†	31,596	789,268

		2,712,398

Private Corrections - 0.1%

Geo Group, Inc.†	45,389	799,300

Protection/Safety - 0.1%

Ascent Media Corp., Class A†	9,837	484,374
Landauer, Inc.#	6,201	332,622

		816,996

Publishing-Books - 0.1%

Cambium Learning Group, Inc.†#	12,059	34,730
Courier Corp.#	7,519	81,055
Scholastic Corp.	19,405	593,211

		708,996

Publishing-Newspapers - 0.1%

AH Belo Corp., Class A#	13,621	64,291
Dolan Co.†	21,153	189,954
McClatchy Co., Class A†#	40,730	103,454
New York Times Co., Class A†	97,701	643,850

		1,001,549

Publishing-Periodicals - 0.0%

Value Line, Inc.#	983	11,275

Racetracks - 0.1%

Churchill Downs, Inc.#	9,174	478,883
International Speedway Corp., Class A	19,643	494,218
Speedway Motorsports, Inc.#	8,624	133,844

		1,106,945

Radio - 0.0%

Cumulus Media, Inc., Class A†	27,524	94,683
Dial Global, Inc.†	3,679	9,013
Entercom Communications Corp., Class A†#	16,262	113,834
Saga Communications, Inc., Class A†#	2,633	98,790

		316,320

Real Estate Investment Trusts - 8.5%

Acadia Realty Trust	31,102	659,051
AG Mortgage Investment Trust, Inc.#	4,601	91,652
Agree Realty Corp.#	7,199	172,776
Alexander’s, Inc.#	1,499	568,796
American Assets Trust, Inc.	23,531	506,387
American Campus Communities, Inc.	47,968	1,973,883
American Capital Mortgage Investment Corp.#	5,843	125,975
Anworth Mortgage Asset Corp.	97,849	636,018
Apollo Commercial Real Estate Finance, Inc.#	15,017	224,504
ARMOUR Residential REIT, Inc.#	68,736	485,964
Ashford Hospitality Trust, Inc.#	36,841	310,938
Associated Estates Realty Corp.	30,277	451,733
BioMed Realty Trust, Inc.#	110,218	2,030,216
Campus Crest Communities, Inc.	22,342	236,602
CapLease, Inc.#	49,707	200,319
Capstead Mortgage Corp.	61,641	819,825
CBL & Associates Properties, Inc.	103,327	1,821,655
Cedar Realty Trust, Inc.	39,504	188,039
Chatham Lodging Trust	10,095	121,746
Chesapeake Lodging Trust	22,721	400,571
Cogdell Spencer, Inc.	32,549	137,682
Colonial Properties Trust	60,969	1,251,084
Colony Financial, Inc.	23,356	389,578
Coresite Realty Corp.#	14,510	309,788
Cousins Properties, Inc.#	62,881	464,691
CreXus Investment Corp.	39,585	441,373
CubeSmart	88,567	999,036
CYS Investments, Inc.#	60,306	818,352
DCT Industrial Trust, Inc.#	176,401	998,430
DiamondRock Hospitality Co.	117,474	1,170,041
DuPont Fabros Technology, Inc.	42,527	973,868
Dynex Capital, Inc.	29,451	280,079
EastGroup Properties, Inc.#	19,439	936,765
Education Realty Trust, Inc.	65,528	673,628
Entertainment Properties Trust#	33,106	1,506,323
Equity Lifestyle Properties, Inc.#	21,041	1,399,437
Equity One, Inc.	39,189	745,375
Excel Trust, Inc.	22,608	271,070
Extra Space Storage, Inc.#	65,379	1,724,044
FelCor Lodging Trust, Inc.†	88,248	338,872
First Industrial Realty Trust, Inc.†	58,296	689,059
First Potomac Realty Trust	36,547	483,517
Franklin Street Properties Corp.	48,529	500,334
Getty Realty Corp.	18,116	307,972
Gladstone Commercial Corp.#	7,995	142,871
Glimcher Realty Trust	77,103	763,320
Government Properties Income Trust	25,855	603,197
Hatteras Financial Corp.	54,050	1,539,344
Healthcare Realty Trust, Inc.#	55,242	1,141,852
Hersha Hospitality Trust	100,029	503,146
Highwoods Properties, Inc.#	50,537	1,617,184
Home Properties, Inc.	34,721	2,000,971
Hudson Pacific Properties, Inc.	16,106	246,261
Inland Real Estate Corp.	55,730	483,179
Invesco Mortgage Capital, Inc.	81,630	1,398,322
Investors Real Estate Trust#	58,629	447,339
iStar Financial, Inc.†#	57,412	404,755
Kilroy Realty Corp.	41,522	1,820,324
Kite Realty Group Trust	40,668	199,680
LaSalle Hotel Properties	59,592	1,589,915
Lexington Realty Trust	85,063	735,795
LTC Properties, Inc.	21,845	674,137
Medical Properties Trust, Inc.	77,670	754,952
MFA Financial, Inc.	254,685	1,859,200
Mid-America Apartment Communities, Inc.	26,528	1,654,551
Mission West Properties, Inc.	12,935	129,350
Monmouth Real Estate Invesment Corp., Class A	14,786	138,397
MPG Office Trust, Inc.†	35,821	80,239
National Health Investors, Inc.#	17,810	839,385
National Retail Properties, Inc.	76,288	2,033,075
Newcastle Investment Corp.	74,799	407,655
NorthStar Realty Finance Corp.	65,604	350,325
Omega Healthcare Investors, Inc.	70,709	1,440,342
One Liberty Properties, Inc.	8,104	141,658
Parkway Properties, Inc.	16,041	160,250
Pebblebrook Hotel Trust	35,982	771,094
Pennsylvania Real Estate Investment Trust	39,249	526,722
PennyMac Mortgage Investment Trust	20,278	365,004
Post Properties, Inc.	35,536	1,551,857
Potlatch Corp.	28,846	889,034
PS Business Parks, Inc.	13,592	848,413
RAIT Financial Trust#	27,985	148,320
Ramco-Gershenson Properties Trust	26,641	294,916
Redwood Trust, Inc.	55,780	645,375
Resource Capital Corp.	56,683	327,061
Retail Opportunity Investments Corp.#	36,283	421,971
RLJ Lodging Trust	17,928	314,099
Sabra Healthcare REIT, Inc.	26,137	373,236
Saul Centers, Inc.	5,365	203,119
Sovran Self Storage, Inc.	20,070	953,526
STAG Industrial, Inc.	11,594	142,490
Starwood Property Trust, Inc.	66,373	1,310,203
Strategic Hotels & Resorts, Inc.†	122,724	764,570
Summit Hotel Properties, Inc.	19,929	183,546
Sun Communities, Inc.#	15,730	651,065
Sunstone Hotel Investors, Inc.†	82,782	743,382
Tanger Factory Outlet Centers	60,785	1,779,785
Terreno Realty Corp.	7,934	112,821
Two Harbors Investment Corp.	123,313	1,267,658
UMH Properties, Inc.	8,839	89,274
Universal Health Realty Income Trust	8,670	327,639

Urstadt Biddle Properties, Inc., Class A	16,827	320,050
Washington Real Estate Investment Trust#	44,945	1,331,271
Whitestone REIT, Class B#	5,486	70,989
Winthrop Realty Trust	20,953	238,655

		74,105,164

Real Estate Management/Services - 0.1%

HFF, Inc., Class A†	19,747	284,554
Kennedy-Wilson Holdings, Inc.#	19,688	266,182

		550,736

Real Estate Operations & Development - 0.1%

AV Homes, Inc.†#	6,429	67,312
Consolidated-Tomoka Land Co.	3,063	91,461
Forestar Group, Inc.†	24,884	390,430

		549,203

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	30,092	1,488,651
Town Sports International Holdings, Inc.†	13,968	143,871

		1,632,522

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	8,589	315,903

Recycling - 0.0%

Metalico, Inc.†	29,307	147,121

Rental Auto/Equipment - 0.9%

Avis Budget Group, Inc.†	73,367	946,434
Dollar Thrifty Automotive Group, Inc.†	20,571	1,561,545
Electro Rent Corp.#	13,714	247,538
Essex Rental Corp.†#	12,507	46,401
H&E Equipment Services, Inc.†	20,288	350,779
McGrath RentCorp	17,749	563,531
Rent-A-Center, Inc.	41,586	1,472,976
RSC Holdings, Inc.†	47,985	1,068,626
United Rentals, Inc.†#	44,250	1,844,340
Zipcar, Inc.†	7,481	97,328

		8,199,498

Research & Development - 0.2%

Albany Molecular Research, Inc.†#	16,073	44,040
AVEO Pharmaceuticals, Inc.†#	22,885	298,420
PAREXEL International Corp.†	41,860	1,024,733

		1,367,193

Resorts/Theme Parks - 0.3%

Six Flags Entertainment Corp.	29,279	1,325,167
Vail Resorts, Inc.#	25,026	1,053,595

		2,378,762

Retail-Apparel/Shoe - 1.9%

Aeropostale, Inc.†	56,971	1,023,769
ANN, Inc.†#	36,314	867,541
Ascena Retail Group, Inc.†	44,936	1,734,530
Bebe Stores, Inc.	28,059	251,409
Body Central Corp.†	8,587	239,062
Brown Shoe Co., Inc.	30,050	323,939
Buckle, Inc.#	19,675	883,801
Casual Male Retail Group, Inc.†	30,774	96,938
Cato Corp., Class A	20,201	547,649
Charming Shoppes, Inc.†	80,249	453,407
Children’s Place Retail Stores, Inc.†#	18,789	953,542
Christopher & Banks Corp.#	24,301	52,004
Collective Brands, Inc.†#	43,508	784,014
Destination Maternity Corp.#	7,837	140,909
Express, Inc.†	38,789	923,178
Finish Line, Inc., Class A	35,973	827,019
Francesca’s Holdings Corp.†	7,313	167,833
Genesco, Inc.†	16,568	1,128,943
HOT Topic, Inc.	30,856	275,236
Jos. A. Bank Clothiers, Inc.†	19,926	1,025,990
Kenneth Cole Productions, Inc., Class A†	5,511	86,468
Liz Claiborne, Inc.†	66,952	654,791
Men’s Wearhouse, Inc.	36,651	1,419,493
New York & Co., Inc.†	19,860	51,835
Pacific Sunwear of California, Inc.†#	32,882	69,052
Rue21, Inc.†	10,939	291,853
Shoe Carnival, Inc.†#	6,686	175,039
Stein Mart, Inc.†	20,060	143,830
Talbots, Inc.†	49,795	147,393
Vera Bradley, Inc.†#	14,123	518,314
Wet Seal, Inc., Class A†	66,108	231,378
Winmark Corp.	1,648	95,370

		16,585,529

Retail-Appliances - 0.0%

Conn’s, Inc.†	10,268	136,154
hhgregg, Inc.†#	12,309	140,692

		276,846

Retail-Auto Parts - 0.1%

PEP Boys-Manny Moe & Jack	37,804	568,572

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†#	6,258	279,169
Asbury Automotive Group, Inc.†	18,562	481,313
Group 1 Automotive, Inc.#	15,895	819,705
Lithia Motors, Inc., Class A	15,324	361,800
Penske Automotive Group, Inc.#	30,871	743,374
Rush Enterprises, Inc., Class A†	22,731	541,452
Sonic Automotive, Inc., Class A	29,391	503,468

		3,730,281

Retail-Bedding - 0.0%

Mattress Firm Holding Corp.†#	3,183	105,803

Retail-Bookstores - 0.0%

Barnes & Noble, Inc.†#	20,492	272,749

Retail-Building Products - 0.0%

Lumber Liquidators Holdings, Inc.†#	16,229	355,253

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	47,321	44,482

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	6,796	60,756
Systemax, Inc.†#	7,890	152,277

		213,033

Retail-Convenience Store - 0.2%

Casey’s General Stores, Inc.	26,898	1,377,985
Pantry, Inc.†	16,789	208,687
Susser Holdings Corp.†	6,862	173,883

		1,760,555

Retail-Discount - 0.2%

Citi Trends, Inc.†#	10,719	116,194
Fred’s, Inc., Class A	27,050	374,642
Gordmans Stores, Inc.†	3,893	59,057
HSN, Inc.	29,008	1,077,937
Tuesday Morning Corp.†	31,481	107,980

		1,735,810

Retail-Drug Store - 0.1%

Rite Aid Corp.†#	430,438	662,875

Retail-Hair Salons - 0.1%

Regis Corp.#	41,611	720,286

Retail-Home Furnishings - 0.2%

Cost Plus, Inc.†	13,384	175,866
Haverty Furniture Cos., Inc.	13,720	150,920
Kirkland’s, Inc.†	12,235	195,148
Pier 1 Imports, Inc.†	70,686	1,213,679

		1,735,613

Retail-Jewelry - 0.0%

Zale Corp.†#	23,470	75,339

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	16,968	137,102
Steinway Musical Instruments, Inc.†	4,816	120,207
West Marine, Inc.†#	10,808	114,565

		371,874

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	78,897	919,150

Retail-Misc./Diversified - 0.1%

Pricesmart, Inc.#	12,609	814,920
Teavana Holdings, Inc.†#	5,216	122,315

		937,235

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	196,540	648,582
OfficeMax, Inc.†	60,733	340,105

		988,687

Retail-Pawn Shops - 0.3%

Cash America International, Inc.#	21,242	985,204
EZCORP, Inc., Class A†	33,530	1,056,195
First Cash Financial Services, Inc.†#	22,168	936,820

		2,978,219

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	14,855	180,934

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	50,375	2,098,623

Retail-Regional Department Stores - 0.0%

Bon-Ton Stores, Inc.#	8,940	42,912
Stage Stores, Inc.	22,050	329,648

		372,560

Retail-Restaurants - 1.6%

AFC Enterprises, Inc.†#	18,084	289,163
Benihana, Inc.	10,541	109,521
Biglari Holdings, Inc.†	886	363,712
BJ’s Restaurants, Inc.†#	17,078	847,923
Bob Evans Farms, Inc.#	22,134	814,531
Bravo Brio Restaurant Group, Inc.†	14,067	271,212
Buffalo Wild Wings, Inc.†#	12,992	1,123,678
Caribou Coffee Co., Inc.†#	9,432	156,383
Carrols Restaurant Group, Inc.†	7,046	83,706
CEC Entertainment, Inc.	13,985	533,668
Cheesecake Factory, Inc.†#	41,584	1,232,550
Cracker Barrel Old Country Store, Inc.#	16,591	923,621
Denny’s Corp.†	72,246	299,821
DineEquity, Inc.†	10,562	563,799
Domino’s Pizza, Inc.†	41,087	1,580,206
Einstein Noah Restaurant Group, Inc.	4,351	61,044
Jack in the Box, Inc.†	32,116	765,967
Jamba, Inc.†	48,134	102,044
Krispy Kreme Doughnuts, Inc.†#	40,897	334,537
Luby’s, Inc.†	13,736	68,131
O’Charley’s, Inc.†#	13,465	133,438
Papa John’s International, Inc.†	13,637	506,751
PF Chang’s China Bistro, Inc.#	15,003	574,915
Red Robin Gourmet Burgers, Inc.†	9,096	312,993
Ruby Tuesday, Inc.†	45,402	353,228
Ruth’s Hospitality Group, Inc.†	25,697	160,092
Sonic Corp.†#	41,772	345,037
Texas Roadhouse, Inc.	45,958	768,877

		13,680,548

Retail-Sporting Goods - 0.3%

Big 5 Sporting Goods Corp.	15,573	121,314
Cabela’s, Inc.†	30,145	1,069,545
Hibbett Sports, Inc.†#	19,509	954,965
Zumiez, Inc.†	14,904	468,284

		2,614,108

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	10,840	59,078

Retail-Video Rentals - 0.2%

Coinstar, Inc.†#	21,706	1,263,940

Retail-Vitamins & Nutrition Supplements - 0.1%
GNC Holdings, Inc., Class A	16,159	523,067

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	20,118	172,411
Emeritus Corp.†#	21,223	391,777
Five Star Quality Care, Inc.†#	29,041	102,805
Sunrise Senior Living, Inc.†#	40,197	311,125

		978,118

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	44,010	730,566

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	21,861	291,189

Satellite Telecom - 0.2%

DigitalGlobe, Inc.†	25,059	385,407
GeoEye, Inc.†#	15,551	315,219
Globalstar, Inc.†#	68,194	58,074
Iridium Communications, Inc.†	31,824	243,135
Loral Space & Communications, Inc.†	7,540	537,150

		1,538,985

Savings & Loans/Thrifts - 0.9%

Astoria Financial Corp.#	60,543	531,567
Bank Mutual Corp.#	33,590	132,009
BankFinancial Corp.	15,391	86,959
Beneficial Mutual Bancorp, Inc.†	24,289	220,301
Berkshire Hills Bancorp, Inc.#	15,144	333,017
BofI Holding, Inc.†	7,032	115,254
Brookline Bancorp, Inc.	49,365	453,171
Cape Bancorp, Inc.†#	8,382	67,559
Charter Financial Corp.#	4,964	47,952
Clifton Savings Bancorp, Inc.#	6,242	61,359
Dime Community Bancshares, Inc.	22,163	308,509
ESB Financial Corp.	9,102	116,050
ESSA Bancorp, Inc.#	7,845	75,469
First Defiance Financial Corp.	7,102	111,075
First Financial Holdings, Inc.#	11,754	114,719
First Pactrust Bancorp, Inc.	7,396	86,681
Flagstar Bancorp, Inc.†	136,974	98,745
Flushing Financial Corp.	22,925	296,879
Fox Chase Bancorp, Inc.	9,982	124,875
Home Federal Bancorp, Inc.	12,097	121,333
Investors Bancorp, Inc.†#	33,806	491,201
Kearny Financial Corp.#	9,731	90,790
Meridian Interstate Bancorp, Inc.†	6,416	82,959
Northfield Bancorp, Inc.	12,451	171,575
Northwest Bancshares, Inc.	71,214	898,721
OceanFirst Financial Corp.	10,709	147,035
Oritani Financial Corp.#	33,458	435,958
Provident Financial Services, Inc.#	42,728	587,083
Provident New York Bancorp.#	25,736	219,528
Rockville Financial, Inc.	21,550	248,902
Roma Financial Corp.	5,484	55,992
United Financial Bancorp, Inc.	11,762	186,428
ViewPoint Financial Group	25,446	381,435
Westfield Financial, Inc.#	20,484	162,438
WSFS Financial Corp.#	4,690	180,518

		7,844,046

Schools - 0.4%

American Public Education, Inc.†#	12,974	508,062
Bridgepoint Education, Inc.†#	12,056	293,684
Capella Education Co.†	10,195	395,566
Corinthian Colleges, Inc.†	55,217	247,924
Grand Canyon Education, Inc.†	20,937	358,232
K12, Inc.†#	18,396	396,618
Lincoln Educational Services Corp.	16,206	137,103
National American University Holdings, Inc.	6,468	44,694
Strayer Education, Inc.#	8,626	887,572
Universal Technical Institute, Inc.	15,588	202,488

		3,471,943

Security Services - 0.1%

Brink’s Co.#	33,249	839,537

Seismic Data Collection - 0.2%

Dawson Geophysical Co.†#	5,556	210,517
Geokinetics, Inc.†#	8,265	16,447
Global Geophysical Services, Inc.†#	12,962	139,731
ION Geophysical Corp.†#	92,976	665,708
OYO Geospace Corp.†	2,984	328,389

		1,360,792

Semiconductor Components-Integrated Circuits - 0.8%

Aeroflex Holding Corp.†	14,015	153,745
Anadigics, Inc.†	48,034	123,447
Cirrus Logic, Inc.†#	47,071	1,109,934
Emulex Corp.†	61,755	645,957
Exar Corp.†#	26,728	187,096
Hittite Microwave Corp.†	22,395	1,280,546
Integrated Device Technology, Inc.†	105,379	728,169
MaxLinear, Inc., Class A†#	11,683	64,257
Micrel, Inc.#	35,704	380,962
Pericom Semiconductor Corp.†#	18,281	140,581
Power Integrations, Inc.#	20,504	764,799
Sigma Designs, Inc.†	22,647	130,220
Standard Microsystems Corp.†	16,807	430,091
TriQuint Semiconductor, Inc.†#	116,425	749,777

		6,889,581

Semiconductor Equipment - 1.0%

Amtech Systems, Inc.†#	6,596	57,781
ATMI, Inc.†	22,665	499,310
Axcelis Technologies, Inc.†	74,232	123,225
Brooks Automation, Inc.	46,749	558,651
Cabot Microelectronics Corp.	16,883	848,371
Cohu, Inc.	17,560	197,023
Entegris, Inc.†	94,499	854,271
Formfactor, Inc.†	34,497	176,280
FSI International, Inc.†	26,564	105,725
GSI Group, Inc.†	17,485	200,903
Intermolecular, Inc.†	7,064	44,362
Kulicke & Soffa Industries, Inc.†	50,837	572,425
LTX-Credence Corp.†	33,751	227,819

MKS Instruments, Inc.	36,123	1,081,884
Nanometrics, Inc.†	14,706	258,090
Photronics, Inc.†	41,588	291,532
Rudolph Technologies, Inc.†	22,319	220,288
Tessera Technologies, Inc.†	36,168	607,622
Ultra Clean Holdings, Inc.†#	15,682	128,122
Ultratech, Inc.†	17,530	476,991
Veeco Instruments, Inc.†#	28,929	782,240

		8,312,915

Silver Mining - 0.1%

Golden Minerals Co.†#	19,422	161,979
Hecla Mining Co.#	197,710	1,004,367

		1,166,346

Steel Pipe & Tube - 0.1%

Furmanite Corp.†	26,986	196,998
Mueller Water Products, Inc., Class A	110,351	327,742
Northwest Pipe Co.†#	6,801	166,489
Omega Flex, Inc.†	2,012	31,729

		722,958

Steel-Producers - 0.0%

Metals USA Holdings Corp.†	7,603	99,447
Shiloh Industries, Inc.	3,928	35,352

		134,799

Steel-Specialty - 0.0%

Universal Stainless & Alloy†	4,973	166,496

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†#	24,769	535,011
Wesco Aircraft Holdings, Inc.†	15,337	225,607

		760,618

Sugar - 0.0%

Imperial Sugar Co.#	8,500	48,875

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†#	31,740	142,195

Telecom Equipment-Fiber Optics - 0.3%

Finisar Corp.†	63,412	1,286,630
Harmonic, Inc.†#	81,558	480,377
KVH Industries, Inc.†	10,865	99,306
Oclaro, Inc.†#	35,789	154,608
Oplink Communications, Inc.†	13,191	216,464
Sycamore Networks, Inc.†#	14,593	269,533

		2,506,918

Telecom Services - 0.2%

Aviat Networks, Inc.†#	43,794	115,178
Cbeyond, Inc.†	19,139	146,988
Consolidated Communications Holdings, Inc.	7,244	137,419
Fairpoint Communications, Inc.†#	14,720	55,347
Lumos Networks Corp.	10,543	134,950
Motricity, Inc.†#	26,838	35,695
Neutral Tandem, Inc.†	22,943	256,044
NTELOS Holdings Corp.	10,978	255,238
ORBCOMM, Inc.†#	25,295	81,703
Premiere Global Services, Inc.†#	37,126	321,140
RigNet, Inc.†	4,273	72,641
UniTek Global Services, Inc.†#	8,020	33,123
USA Mobility, Inc.	12,658	173,668
Vonage Holdings Corp.†	97,009	231,851

		2,050,985

Telecommunication Equipment - 0.7%

8x8, Inc.†#	45,366	194,620
ADTRAN, Inc.#	46,012	1,621,923
Anaren, Inc.†#	11,041	193,659
Arris Group, Inc.†	87,666	998,516
Communications Systems, Inc.#	4,856	70,703
Comtech Telecommunications Corp.#	14,859	479,500
Numerex Corp., Class A†	6,979	67,906
Opnext, Inc.†	31,908	32,227
Plantronics, Inc.	31,277	1,166,632
Preformed Line Products Co.	1,779	117,539
ShoreTel, Inc.†	33,519	179,997
Sonus Networks, Inc.†#	150,923	440,695
Symmetricom, Inc.†	31,600	185,492
Westell Technologies, Inc., Class A†#	38,780	88,806

		5,838,215

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.	32,991	105,571
Atlantic Tele-Network, Inc.	6,847	262,377
Cincinnati Bell, Inc.†#	145,193	544,474
General Communication, Inc., Class A†	30,267	320,528
HickoryTech Corp.#	9,757	104,790
IDT Corp., Class B#	10,147	91,830
Shenandoah Telecommunications Co.#	17,359	173,417
SureWest Communications	10,269	230,128

		1,833,115

Television - 0.1%

Belo Corp., Class A	63,077	452,262
Central European Media Enterprises, Ltd., Class A†#	25,919	193,356
Gray Television, Inc.†	36,230	74,634
LIN TV Corp., Class A†	20,944	86,289
Sinclair Broadcast Group, Inc., Class A	36,233	413,781

		1,220,322

Textile-Apparel - 0.0%

Cherokee, Inc.	6,213	70,021
Perry Ellis International, Inc.†	8,501	148,172
Unifi, Inc.†	10,174	84,342

		302,535

Theaters - 0.2%

Cinemark Holdings, Inc.	67,878	1,420,008
National CineMedia, Inc.	39,260	624,626

		2,044,634

Therapeutics - 0.8%

Allos Therapeutics, Inc.†	57,546	85,744
AVANIR Pharmaceuticals, Inc., Class A†#	93,109	256,981

AVI BioPharma, Inc.†#	93,117	96,842
Cornerstone Therapeutics, Inc.†	5,875	33,722
Dyax Corp.†#	72,096	107,423
Isis Pharmaceuticals, Inc.†#	72,320	658,835
ISTA Pharmaceuticals, Inc.†	22,591	187,053
MannKind Corp.†#	56,411	132,002
Nabi Biopharmaceuticals†	31,258	58,452
Neurocrine Biosciences, Inc.†	38,932	306,395
Onyx Pharmaceuticals, Inc.†	44,854	1,718,805
Osiris Therapeutics, Inc.†#	12,178	63,569
Pharmacyclics, Inc.†#	32,479	818,146
Questcor Pharmaceuticals, Inc.†#	37,554	1,460,851
Theravance, Inc.†#	48,991	916,132

		6,900,952

Tobacco - 0.2%

Alliance One International, Inc.†#	63,606	234,706
Star Scientific, Inc.†#	74,763	280,362
Universal Corp.#	16,916	777,121
Vector Group, Ltd.#	28,428	515,968

		1,808,157

Toys - 0.1%

Jakks Pacific, Inc.#	19,872	308,612
Leapfrog Enterprises, Inc.†	28,584	200,946

		509,558

Transactional Software - 0.3%

ACI Worldwide, Inc.†	26,639	1,006,421
Bottomline Technologies, Inc.†	25,485	716,128
InnerWorkings, Inc.†#	18,829	214,651
Synchronoss Technologies, Inc.†#	18,458	617,605

		2,554,805

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	36,769	199,656
Atlas Air Worldwide Holdings, Inc.†#	18,521	789,365

		989,021

Transport-Equipment & Leasing - 0.2%

Amerco, Inc.#	6,139	639,315
Greenbrier Cos., Inc.†	13,769	348,080
TAL International Group, Inc.#	15,812	569,865
Textainer Group Holdings, Ltd.#	8,096	268,949

		1,826,209

Transport-Marine - 0.5%

Baltic Trading, Ltd.	11,908	54,539
CAI International, Inc.†	8,533	171,940
DHT Holdings, Inc.	46,213	51,296
Eagle Bulk Shipping, Inc.†#	42,827	68,523
Excel Maritime Carriers, Ltd.†#	30,545	53,454
Frontline, Ltd.#	36,225	194,166
Genco Shipping & Trading, Ltd.†#	20,699	141,788
General Maritime Corp.†	84,753	1,415
Golar LNG, Ltd.#	28,123	1,194,384
Gulfmark Offshore, Inc., Class A†	16,953	851,719
International Shipholding Corp.#	3,965	85,248
Knightsbridge Tankers, Ltd.	15,390	227,618
Nordic American Tankers, Ltd.#	36,929	515,898
Overseas Shipholding Group, Inc.#	18,917	167,415
Scorpio Tankers, Inc.†	20,567	131,012
Ship Finance International, Ltd.#	31,340	430,298
Teekay Tankers, Ltd., Class A	30,194	133,458
Ultrapetrol Bahamas, Ltd.†#	15,594	43,195

		4,517,366

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†	28,249	1,678,555
RailAmerica, Inc.†#	15,591	321,175

		1,999,730

Transport-Services - 0.3%

Bristow Group, Inc.	26,020	1,228,404
Echo Global Logistics, Inc.†	8,227	153,022
Hub Group, Inc., Class A†	26,328	938,067
Pacer International, Inc.†	25,555	141,063
PHI, Inc.†#	9,528	210,569
Universal Truckload Services, Inc.#	4,005	62,438

		2,733,563

Transport-Truck - 0.7%

Arkansas Best Corp.	17,887	318,389
Celadon Group, Inc.	13,249	195,555
Covenant Transport, Inc., Class A†#	6,110	19,857
Forward Air Corp.	20,986	706,599
Heartland Express, Inc.#	35,363	511,703
Knight Transportation, Inc.#	43,652	747,759
Marten Transport, Ltd.#	11,352	236,916
Old Dominion Freight Line, Inc.†	33,690	1,465,852
Patriot Transportation Holding, Inc.†#	4,507	101,407
Quality Distribution, Inc.†	10,924	142,121
Roadrunner Transportation Systems, Inc.†	6,639	118,506
Saia, Inc.†	10,770	175,659
Swift Transporation Co.†	55,867	654,761
Werner Enterprises, Inc.#	31,676	767,193

		6,162,277

Travel Services - 0.1%

Ambassadors Group, Inc.#	12,928	68,130
Interval Leisure Group, Inc.†	28,181	380,162

		448,292

Venture Capital - 0.1%

Fidus Investment Corp.	3,922	55,653
Harris & Harris Group, Inc.†#	22,643	97,365
Hercules Technology Growth Capital, Inc.#	31,990	330,137

		483,155

Veterinary Diagnostics - 0.1%

Neogen Corp.†	16,739	580,843

Virtual Reality Products - 0.0%

RealD, Inc.†	28,919	341,244

Vitamins & Nutrition Products - 0.2%

Nature’s Sunshine Products, Inc.†#	7,906	116,614
Nutraceutical International Corp.†	6,719	87,481
Omega Protein Corp.†	13,667	112,889

Schiff Nutrition International, Inc.†	8,914	99,480
Synutra International, Inc.†#	12,639	76,719
USANA Health Sciences, Inc.†#	4,720	175,112
Vitamin Shoppe, Inc.†	18,043	765,565

		1,433,860

Water - 0.2%

American States Water Co.#	7,380	272,027
Artesian Resources Corp., Class A	5,322	101,650
California Water Service Group#	30,495	585,809
Connecticut Water Service, Inc.#	6,273	180,788
Consolidated Water Co., Ltd.#	10,634	87,943
Middlesex Water Co.#	11,388	209,767
PICO Holdings, Inc.†#	15,671	346,486
SJW Corp.#	10,298	246,019

		2,030,489

Water Treatment Systems - 0.1%

Energy Recovery, Inc.†#	33,429	71,872
Heckmann Corp.†#	73,326	373,963

		445,835

Web Hosting/Design - 0.1%

NIC, Inc.	46,724	564,893
Web.Com Group, Inc.†	20,667	273,631

		838,524

Web Portals/ISP - 0.1%

EarthLink, Inc.#	79,442	593,432
InfoSpace, Inc.†	28,799	334,356
Quepasa Corp.†#	4,987	19,649
Towerstream Corp.†	30,918	87,807

		1,035,244

Wire & Cable Products - 0.2%

Belden, Inc.	33,475	1,321,258
Coleman Cable, Inc.†	6,111	69,482
Encore Wire Corp.	13,551	394,741
Insteel Industries, Inc.#	12,865	161,584

		1,947,065

Wireless Equipment - 0.6%

Aruba Networks, Inc.†#	60,343	1,302,805
Globecomm Systems, Inc.†#	16,377	237,303
InterDigital, Inc.	31,861	1,205,939
Novatel Wireless, Inc.†	23,408	80,289
Powerwave Technologies, Inc.†#	23,129	32,843
RF Micro Devices, Inc.†	194,670	928,576
TeleNav, Inc.†	12,029	80,835
Ubiquiti Networks, Inc.†#	6,382	167,719
Viasat, Inc.†#	25,393	1,171,379

		5,207,688

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	13,538	153,656

Total Common Stock (cost $791,387,281)		842,544,325

WARRANTS - 0.0%
Oil Companies-Exploration & Production - 0.0%

Magnum Hunter Resources Corp. Expires 10/14/13 † (strike price $10.50) (cost $0)	8,134	0

Total Long-Term Investment Securities (cost $791,387,281)		842,544,325

SHORT-TERM INVESTMENT SECURITIES - 15.0%
Registered Investment Companies - 14.7%

Navigator Securities Lending Prime Portfolio(3)(4)	127,521,975	127,521,975

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.01% due 03/15/12(5)	$2,500,000	2,499,993
0.03% due 03/15/12(5)	100,000	100,000
0.06% due 03/15/12(5)	75,000	75,000

		2,674,993

Total Short-Term Investment Securities (cost $130,196,968)		130,196,968

REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co. Joint Repurchase Agreement (6) (cost $23,014,000)	23,014,000	23,014,000

TOTAL INVESTMENTS (cost $944,598,249)(7)	114.4%	995,755,293
Liabilities in excess of other assets	(14.4)	(125,101,975)

NET ASSETS	100.0%	$870,653,318

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At February 29, 2012, the Fund had loaned securities with a total value of $121,631,891. This was secured by collateral of $127,521,975, which was received in cash and subsequently invested in short-term investments currently valued at $127,521,975 as reported in the portfolio of investments. The remaining collateral of $7,382 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	2.37% to 2.63%	04/30/15 to 11/15/20

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Unrealized Appreciation (Depreciation)
363	Long	Russell 2000 Mini Index	March 2012	$29,710,499	$29,403,000	$(307,499)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$52,266,618	$—	$0	$52,266,618
Real Estate Investment Trusts	74,105,164	—	—	74,105,164
Other Industries*	716,172,543	—	0	716,172,543
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	—	127,521,975	—	127,521,975
U.S. Government Treasuries	—	2,674,993	—	2,674,993
Repurchase Agreement	—	23,014,000	—	23,014,000

Total	$842,544,325	$153,210,968	$0	$995,755,293

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$307,499	$—	$—	$307,499

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$63,224
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(50,081)
Change in unrealized appreciation (1)	38,015
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	(51,158)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 02/29/2012	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.5%
Aerospace/Defense - 0.5%

Esterline Technologies Corp.†	14,207	$922,745

Aerospace/Defense-Equipment - 0.9%

Alliant Techsystems, Inc.#	13,225	793,500
Curtiss-Wright Corp.	24,661	916,156

		1,709,656

Apparel Manufacturers - 1.5%

Delta Apparel, Inc.†#(1)	39,947	654,732
Hanesbrands, Inc.†#	33,700	968,201
Jones Group, Inc.#	68,238	672,144
Maidenform Brands, Inc.†#	35,392	743,232

		3,038,309

Applications Software - 0.4%

Progress Software Corp.†#	36,202	839,524

Auto/Truck Parts & Equipment-Original - 1.2%

American Axle & Manufacturing Holdings, Inc.†#	73,225	834,033
Lear Corp.	7,528	340,341
Modine Manufacturing Co.†#	137,745	1,250,724

		2,425,098

Auto/Truck Parts & Equipment-Replacement - 0.6%

Commercial Vehicle Group, Inc.†	60,414	730,405
Douglas Dynamics, Inc.#	41,258	536,354

		1,266,759

Banks-Commercial - 9.9%

Associated Banc-Corp.#	77,380	1,024,511
BancorpSouth, Inc.#	47,179	558,599
Bank of Hawaii Corp.#	17,205	791,430
Chemical Financial Corp.#	9,309	205,357
City National Corp.#	17,643	829,221
East West Bancorp, Inc.#	27,650	611,618
First Citizens BancShares, Inc., Class A	27,464	4,837,784
First Midwest Bancorp, Inc.#	21,600	249,696
FirstMerit Corp.	49,650	796,882
Fulton Financial Corp.	91,900	900,620
Glacier Bancorp, Inc.#	11,982	165,352
Hancock Holding Co.#	25,225	856,389
Independent Bank Corp.#	5,550	152,569
International Bancshares Corp.#	10,122	192,116
Lakeland Financial Corp.	6,050	152,581
NBT Bancorp, Inc.#	8,472	184,774
Old National Bancorp#	47,531	574,174
Prosperity Bancshares, Inc.#	12,567	549,681
S&T Bancorp, Inc.	3,234	68,593
TCF Financial Corp.#	55,596	599,325
UMB Financial Corp.#	99,163	4,130,139
Umpqua Holdings Corp.#	9,275	114,268
Webster Financial Corp.#	18,600	406,968
WesBanco, Inc.#	5,346	104,247
Wintrust Financial Corp.#	18,989	640,119

		19,697,013

Batteries/Battery Systems - 0.8%

EnerSys†#	47,359	1,590,315

Building & Construction Products-Misc. - 2.3%

Builders FirstSource, Inc.†#	80,867	245,027
Quanex Building Products Corp.#	176,222	2,997,536
Simpson Manufacturing Co., Inc.#	47,634	1,420,446

		4,663,009

Building-Heavy Construction - 0.4%

Tutor Perini Corp.†#	54,098	853,666

Building-Mobile Home/Manufactured Housing - 0.5%

Cavco Industries, Inc.†#	17,607	793,900
Thor Industries, Inc.#	7,073	230,367

		1,024,267

Chemicals-Diversified - 0.6%

Huntsman Corp.	38,085	520,241
Olin Corp.#	36,125	759,709

		1,279,950

Chemicals-Plastics - 0.8%

A. Schulman, Inc.#	61,782	1,596,447

Chemicals-Specialty - 0.9%

American Pacific Corp.†(1)	25,912	201,336
Cabot Corp.	16,604	672,628
H.B. Fuller Co.#	9,556	287,923
OM Group, Inc.†#	25,215	692,908

		1,854,795

Coal - 0.1%

James River Coal Co.†#	43,748	250,676

Commercial Services - 0.1%

Medifast, Inc.†#	17,339	281,412

Commercial Services-Finance - 0.4%

Global Payments, Inc.	7,206	371,974
TNS, Inc.†	20,167	369,661

		741,635

Computer Services - 1.6%

CACI International, Inc., Class A†#	13,310	787,154
DST Systems, Inc.	18,600	985,800
j2 Global, Inc.#	28,100	830,917
SYKES Enterprises, Inc.†	47,203	650,457

		3,254,328

Computers-Integrated Systems - 0.9%

Brocade Communications Systems, Inc.†	103,650	599,097
NCR Corp.†	41,935	910,828
Netscout Systems, Inc.†#	16,788	356,409

		1,866,334

Computers-Memory Devices - 1.6%

Imation Corp.†	406,780	2,542,375
Quantum Corp.†#	249,765	656,882

		3,199,257

Computers-Periphery Equipment - 0.7%

Lexmark International, Inc., Class A#	21,850	805,828
Synaptics, Inc.†#	16,571	608,984

		1,414,812

Consumer Products-Misc. - 3.9%

Blyth, Inc.#	38,849	2,478,566
Central Garden & Pet Co.†#	27,167	246,133
Central Garden and Pet Co., Class A†#	29,303	280,430
Helen of Troy, Ltd.†#	29,225	949,813
Jarden Corp.	29,456	1,038,913
Prestige Brands Holdings, Inc.†#	34,925	576,263
Spectrum Brands Holdings, Inc.†#	29,994	852,429

WD-40 Co.	30,279	1,304,419

		7,726,966

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†#	13,372	342,457

Disposable Medical Products - 0.4%

ICU Medical, Inc.†#	16,028	735,365

Distribution/Wholesale - 0.6%

Owens & Minor, Inc.#	35,827	1,073,377
United Stationers, Inc.	4,906	142,470

		1,215,847

Diversified Manufacturing Operations - 1.8%

Barnes Group, Inc.#	31,045	859,947
Carlisle Cos., Inc.	17,848	870,982
ITT Corp.#	38,325	956,209
SPX Corp.	10,600	775,284
Tredegar Corp.#	2,785	64,723

		3,527,145

Diversified Operations/Commercial Services - 0.7%

Viad Corp.#	74,248	1,444,866

E-Services/Consulting - 0.3%

Websense, Inc.†#	29,482	530,971

Electric-Integrated - 3.1%

Allete, Inc.#	76,800	3,193,344
IDACORP, Inc.#	17,825	721,556
NV Energy, Inc.#	49,183	771,189
Portland General Electric Co.	34,335	846,014
TECO Energy, Inc.#	40,350	724,283

		6,256,386

Electronic Components-Misc. - 2.1%

AVX Corp.	125,034	1,655,450
Benchmark Electronics, Inc.†#	16,586	272,342
Celestica, Inc.†#	44,008	414,115
Pulse Electronics Corp.#	159,273	490,561
Vishay Intertechnology, Inc.†#	111,421	1,366,022

		4,198,490

Electronic Components-Semiconductors - 2.8%

Amkor Technology, Inc.†#	130,108	831,390
DSP Group, Inc.†	131,006	837,128
Lattice Semiconductor Corp.†#	135,781	894,797
MEMC Electronic Materials, Inc.†#	83,663	328,795
Microsemi Corp.†	43,000	899,560
PMC - Sierra, Inc.†#	131,825	905,638
QLogic Corp.†#	50,867	874,404

		5,571,712

Electronic Measurement Instruments - 0.7%

Orbotech, Ltd.†	132,100	1,445,174

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†	175,804	133,435

Engineering/R&D Services - 0.5%

EMCOR Group, Inc.	33,650	935,470

Engines-Internal Combustion - 0.6%

Briggs & Stratton Corp.#	68,605	1,162,169

Enterprise Software/Service - 0.7%

JDA Software Group, Inc.†	47,777	1,197,292
Omnicell, Inc.†	14,621	218,145

		1,415,437

Finance-Investment Banker/Broker - 1.1%

Investment Technology Group, Inc.†#	116,684	1,341,866
Knight Capital Group, Inc., Class A†#	66,046	875,109

		2,216,975

Finance-Leasing Companies - 0.4%

Aircastle, Ltd.#	59,108	804,460

Food-Canned - 0.2%

Seneca Foods Corp., Class A†#	17,892	458,393

Food-Misc. - 0.5%

Corn Products International, Inc.	16,393	940,139

Footwear & Related Apparel - 0.7%

Skechers U.S.A., Inc., Class A†#	42,696	545,228
Wolverine World Wide, Inc.	21,350	814,289

		1,359,517

Funeral Services & Related Items - 1.0%

Matthews International Corp., Class A#	62,225	1,930,219

Gas-Distribution - 0.2%

Vectren Corp.#	12,700	371,094

Gold Mining - 1.2%

AuRico Gold, Inc.†#	79,276	776,112
Aurizon Mines, Ltd.†	116,403	619,264
Royal Gold, Inc.#	13,198	916,601

		2,311,977

Home Furnishings - 0.7%

Furniture Brands International, Inc.†#	78,542	125,667
La-Z-Boy, Inc.†#	89,439	1,278,083

		1,403,750

Human Resources - 1.2%

AMN Healthcare Services, Inc.†#	59,061	315,386
Heidrick & Struggles International, Inc.#	70,373	1,429,979
Korn/Ferry International†	26,457	422,518
Monster Worldwide, Inc.†#	27,705	192,273

		2,360,156

Instruments-Scientific - 0.4%

PerkinElmer, Inc.#	31,750	857,250

Insurance Brokers - 0.5%

Brown & Brown, Inc.#	39,484	933,007

Insurance-Life/Health - 0.5%

Protective Life Corp.#	29,625	822,686
Symetra Financial Corp.	25,025	248,749

		1,071,435

Insurance-Multi-line - 0.2%

Fortegra Financial Corp.†#	44,910	312,574

Insurance-Property/Casualty - 1.2%

Hanover Insurance Group, Inc.	20,465	835,381
Stewart Information Services Corp.#	122,175	1,605,380

		2,440,761

Insurance-Reinsurance - 2.4%

Aspen Insurance Holdings, Ltd.#	34,025	902,683

Endurance Specialty Holdings, Ltd.	38,843	1,493,902
Platinum Underwriters Holdings, Ltd.#	43,411	1,543,695
Validus Holdings, Ltd.	29,040	885,430

		4,825,710

Investment Companies - 0.9%

Kohlberg Capital Corp.	27,847	194,929
Steel Excel, Inc.†#	57,669	1,611,849

		1,806,778

Investment Management/Advisor Services - 1.5%

CIFC Corp.†#(1)	33,696	176,567
Federated Investors, Inc., Class B#	37,626	770,957
Waddell & Reed Financial, Inc., Class A#	29,365	926,759
Westwood Holdings Group, Inc.#(1)	27,317	1,058,261

		2,932,544

Machinery-Electrical - 0.6%

Franklin Electric Co., Inc.#	25,251	1,262,803

Machinery-General Industrial - 1.6%

Kadant, Inc.†#	149,781	3,271,217

Medical Instruments - 0.2%

Arthrocare Corp.†#	13,317	347,574

Medical Products - 2.0%

Haemonetics Corp.†#	16,714	1,120,340
Hanger Orthopedic Group, Inc.†#	16,252	336,254
Hill-Rom Holdings, Inc.#	27,493	933,937
Teleflex, Inc.	12,625	748,284
West Pharmaceutical Services, Inc.#	22,214	924,102

		4,062,917

Medical Sterilization Products - 0.3%

STERIS Corp.#	20,395	639,995

Medical-Biomedical/Gene - 1.3%

Bio-Rad Laboratories, Inc., Class A†	6,654	678,176
Cambrex Corp.†	92,709	617,442
Charles River Laboratories International, Inc.†	24,975	877,372
Myriad Genetics, Inc.†#	20,751	502,174

		2,675,164

Medical-Drugs - 0.3%

Lannett Co., Inc.†#	76,535	316,089
Salix Pharmaceuticals, Ltd.†#	5,905	291,235

		607,324

Medical-Generic Drugs - 0.3%

Impax Laboratories, Inc.†#	23,178	541,206

Medical-Hospitals - 0.4%

LifePoint Hospitals, Inc.†#	20,025	780,374

Metal Processors & Fabrication - 0.4%

Worthington Industries, Inc.	47,698	804,665

Miscellaneous Manufacturing - 1.1%

Hillenbrand, Inc.#	72,994	1,676,672
John Bean Technologies Corp.#	32,076	553,953

		2,230,625

Multimedia - 0.4%

Meredith Corp.#	26,250	863,625

Networking Products - 0.5%

Black Box Corp.#	24,555	661,020
Ixia†#	25,557	353,198

		1,014,218

Non-Ferrous Metals - 0.3%

Thompson Creek Metals Co., Inc.†#	73,850	537,628

Office Supplies & Forms - 0.3%

ACCO Brands Corp.†#	48,340	570,412

Oil & Gas Drilling - 0.4%

Atwood Oceanics, Inc.†#	17,550	834,678

Oil Companies-Exploration & Production - 3.7%

Bill Barrett Corp.†#	25,078	733,030
Comstock Resources, Inc.†#	148,596	2,381,994
Energen Corp.	16,459	876,113
Sanchez Energy Corp.†	5,042	120,655
Stone Energy Corp.†#	34,252	1,094,351
Swift Energy Co.†#	29,277	879,188
Ultra Petroleum Corp.†#	13,588	339,156
W&T Offshore, Inc.#	40,722	1,028,231

		7,452,718

Oil Refining & Marketing - 0.5%

Tesoro Corp.†#	35,032	929,399

Oil-Field Services - 0.5%

Cal Dive International, Inc.†#	102,322	296,734
Superior Energy Services, Inc.†	24,525	719,563

		1,016,297

Paper & Related Products - 2.7%

Clearwater Paper Corp.†#	27,208	933,506
Neenah Paper, Inc.#	83,950	2,341,366
P.H. Glatfelter Co.#	43,182	674,071
Schweitzer-Mauduit International, Inc.#	13,480	944,274
Wausau Paper Corp.#	52,584	491,135

		5,384,352

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†#	46,255	555,060

Precious Metals - 0.7%

Coeur d’Alene Mines Corp.†#	35,123	998,898
Minefinders Corp.†#	24,257	376,469

		1,375,367

Printing-Commercial - 0.1%

Quad Graphics, Inc.#	8,206	122,844

Private Corrections - 0.3%

Geo Group, Inc.†#	38,539	678,672

Publishing-Books - 0.6%

Courier Corp.#	65,214	703,007
John Wiley & Sons, Inc., Class A	9,012	409,145

		1,112,152

Publishing-Newspapers - 0.4%

AH Belo Corp., Class A#	155,926	735,971

Publishing-Periodicals - 0.0%

Dex One Corp.†#	36,923	64,615

Racetracks - 0.4%

International Speedway Corp., Class A	29,925	752,913

Real Estate Investment Trusts - 2.9%

Brandywine Realty Trust#	71,675	774,807
CBL & Associates Properties, Inc.#	47,200	832,136
CommonWealth REIT	39,168	728,525
Duke Realty Corp.	60,129	834,590
Hospitality Properties Trust#	33,699	833,376
Omega Healthcare Investors, Inc.	38,575	785,773
Pennsylvania Real Estate Investment Trust	70,150	941,413

		5,730,620

Retail-Apparel/Shoe - 1.1%

Ascena Retail Group, Inc.†#	16,334	630,492
Christopher & Banks Corp.#	98,030	209,784
Kenneth Cole Productions, Inc., Class A†#	88,449	1,387,765

		2,228,041

Retail-Restaurants - 1.8%

Brinker International, Inc.#	32,625	900,124
Denny’s Corp.†#	409,953	1,701,305
Ruby Tuesday, Inc.†#	46,742	363,653
Sonic Corp.†	86,793	716,910

		3,681,992

Rubber-Tires - 0.5%

Cooper Tire & Rubber Co.#	61,741	1,024,901

Rubber/Plastic Products - 0.1%

Plastec Technologies, Ltd.†#	25,038	136,457

Savings & Loans/Thrifts - 1.0%

First Niagara Financial Group, Inc.#	50,747	485,141
Provident New York Bancorp.#	67,596	576,594
Washington Federal, Inc.	59,325	961,065

		2,022,800

Security Services - 0.4%

Brink’s Co.	31,350	791,587

Semiconductor Components-Integrated Circuits - 0.8%

Exar Corp.†#	149,323	1,045,261
Standard Microsystems Corp.†#	25,593	654,925

		1,700,186

Semiconductor Equipment - 1.1%

ATMI, Inc.†#	96,625	2,128,649

Steel Pipe & Tube - 0.0%

Northwest Pipe Co.†	600	13,099

Telecom Services - 0.1%

Aviat Networks, Inc.†#	103,119	271,203

Telecommunication Equipment - 0.8%

Arris Group, Inc.†#	69,063	786,628
Plantronics, Inc.#	20,475	763,717

		1,550,345

Textile-Products - 0.2%

Dixie Group, Inc.†#(1)	107,282	459,167

Transactional Software - 1.0%

ACI Worldwide, Inc.†	51,180	1,933,580

Transport-Marine - 0.3%

Diana Shipping, Inc.†#	75,400	689,156

Transport-Services - 0.5%

Ryder System, Inc.	17,975	956,809

Transport-Truck - 0.9%

Arkansas Best Corp.	52,538	935,176
Forward Air Corp.#	24,953	840,168

		1,775,344

Web Portals/ISP - 1.0%

EarthLink, Inc.#	263,324	1,967,030

Wire & Cable Products - 0.4%

General Cable Corp.†#	25,267	782,519

Total Common Stock
(cost $181,700,156)		190,816,906

EXCHANGE-TRADED FUNDS - 1.0%

iShares Russell 2000 Index Fund#	19,825	1,605,627
iShares Russell Microcap Index Fund	7,310	361,918

Total Exchange-Traded Funds
(cost $2,005,836)		1,967,545

WARRANTS - 0.0%
Rubber/Plastic Products - 0.0%

Plastec Technologies, Ltd.† Expires 11/18/14 (Strike price $11.50) (cost $0)	19,280	1,928

Total Long-Term Investment Securities
(cost $183,705,992)		192,786,379

SHORT-TERM INVESTMENT SECURITIES - 20.1%
Registered Investment Companies - 16.7%

Navigator Securities Lending Prime Portfolio(2)(3)	33,391,535	33,391,535

Time Deposits - 3.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 03/01/12	$6,873,000	6,873,000

Total Short-Term Investment Securities
(cost $40,264,535)		40,264,535

REPURCHASE AGREEMENT - 0.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $316,000 and collateralized by $300,000 of U.S. Treasury Notes, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $325,168 (cost $316,000)	$316,000	316,000

TOTAL INVESTMENTS
(cost $224,286,527)(4)	116.8%	233,366,914
Liabilities in excess of other assets	(16.8)	(33,524,165)

NET ASSETS	100.0%	$199,842,749

†	Non-income producing security

#	The security or a portion thereof is out on loan.
(1)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $2,550,063 representing 1.3% of net assets.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At February 29, 2012, the Fund had loaned securities with a total value of $32,206,567. This was secured by collateral of $33,391,535, which was received in cash and subsequently invested in short-term investments currently valued at $33,391,535 as reported in the portfolio of investments. The remaining collateral of $90,376 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
U.S. Treasury Notes/Bonds	4.25% to 5.00%	05/15/37 to 11/15/40

(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$19,697,013	$—	$—	$19,697,013
Other Industries*	171,119,893	—	—	171,119,893
Exchange-Traded Funds	1,967,545	—	—	1,967,545
Warrants	1,928	—	—	1,928
Short-Term Investment Securities:
Registered Investment Companies	—	33,391,535	—	33,391,535
Time Deposits	—	6,873,000	—	6,873,000
Repurchase Agreement	—	316,000	—	316,000

Total	$192,786,379	$40,580,535	$—	$233,366,914

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Advanced Materials - 0.7%

Hexcel Corp.†#	31,114	$786,251

Advertising Sales - 1.0%

Lamar Advertising Co., Class A†#	32,950	1,077,465

Aerospace/Defense-Equipment - 1.2%

BE Aerospace, Inc.†#	29,200	1,338,528

Agricultural Chemicals - 0.9%

Intrepid Potash, Inc.†#	37,412	946,149

Apparel Manufacturers - 0.7%

Oxford Industries, Inc.#	14,400	725,760

Auction House/Art Dealers - 0.4%

Sotheby’s#	11,900	468,146

Auto/Truck Parts & Equipment-Original - 1.5%

Dana Holding Corp.#	39,400	630,400
Titan International, Inc.#	42,023	1,035,447

		1,665,847

B2B/E-Commerce - 0.4%

SPS Commerce, Inc.†#	17,446	433,533

Banks-Commercial - 1.0%

Associated Banc-Corp.#	82,450	1,091,638

Batteries/Battery Systems - 0.8%

EnerSys†	26,700	896,586

Building-Residential/Commercial - 0.5%

D.R. Horton, Inc.#	35,250	505,485

Casino Services - 0.6%

Shuffle Master, Inc.†#	46,100	673,060

Chemicals-Diversified - 0.7%

Rockwood Holdings, Inc.†	14,970	797,153

Chemicals-Specialty - 0.9%

Kraton Performance Polymers, Inc.†#	37,000	1,028,230

Coffee - 0.9%

Green Mountain Coffee Roasters, Inc.†#	15,800	1,026,526

Commercial Services - 0.7%

HMS Holdings Corp.†#	24,400	786,168

Commercial Services-Finance - 2.1%

Cardtronics, Inc.†	43,200	1,148,688
Moody’s Corp.#	29,600	1,142,856

		2,291,544

Communications Software - 1.1%

SolarWinds, Inc.†	31,600	1,177,416

Computer Aided Design - 1.1%

ANSYS, Inc.†	18,700	1,181,466

Computer Data Security - 0.8%

Fortinet, Inc.†	31,250	845,313

Computer Services - 1.1%

KEYW Holding Corp.†#	73,798	523,966
LivePerson, Inc.†#	43,170	651,003

		1,174,969

Computer Software - 1.1%

Akamai Technologies, Inc.†#	34,850	1,254,600

Computers-Integrated Systems - 2.2%

Netscout Systems, Inc.†#	26,300	558,349
Riverbed Technology, Inc.†#	65,150	1,854,820

		2,413,169

Consumer Products-Misc. - 0.5%

SodaStream International, Ltd.†#	14,000	570,500

Cosmetics & Toiletries - 0.4%

Elizabeth Arden, Inc.†#	13,100	486,665

Diagnostic Equipment - 0.6%

Cepheid, Inc.†#	17,200	694,708

Distribution/Wholesale - 0.5%

MWI Veterinary Supply, Inc.†#	6,900	597,333

Diversified Manufacturing Operations - 1.2%

Barnes Group, Inc.#	48,300	1,337,910

E-Commerce/Products - 0.8%

Shutterfly, Inc.†#	31,800	870,048

E-Commerce/Services - 0.7%

OpenTable, Inc.†#	16,900	819,650

E-Marketing/Info - 1.0%

comScore, Inc.†#	49,938	1,098,137

Electronic Components-Misc. - 0.1%

Gentex Corp.#	3,350	79,228

Electronic Components-Semiconductors - 3.2%

Cavium, Inc.†#	32,600	1,164,798
Mellanox Technologies, Ltd.†#	11,900	454,223
Silicon Image, Inc.†	106,400	550,088
Volterra Semiconductor Corp.†#	44,250	1,359,802

		3,528,911

Engineering/R&D Services - 1.0%

KBR, Inc.	30,650	1,113,208

Enterprise Software/Service - 3.2%

Concur Technologies, Inc.†#	25,200	1,485,540
QLIK Technologies, Inc.†	34,700	1,050,369
Ultimate Software Group, Inc.†#	13,251	925,185

		3,461,094

Filtration/Separation Products - 1.2%

Polypore International, Inc.†#	32,106	1,320,199

Finance-Investment Banker/Broker - 0.5%

Stifel Financial Corp.†#	14,200	532,926

Finance-Other Services - 0.8%

Higher One Holdings, Inc.†#	6,100	89,670
MarketAxess Holdings, Inc.#	25,000	828,000

		917,670

Footwear & Related Apparel - 0.9%

Deckers Outdoor Corp.†#	6,900	515,844
Iconix Brand Group, Inc.†#	24,600	446,736

		962,580

Gambling (Non-Hotel) - 0.6%

Pinnacle Entertainment, Inc.†	58,800	647,388

Home Furnishings - 1.2%

Tempur-Pedic International, Inc.†#	17,150	1,354,850

Hotel/Motels - 0.3%

Gaylord Entertainment Co.†#	12,300	366,048

Industrial Automated/Robotic - 0.6%

Nordson Corp.#	10,950	601,922

Insurance-Reinsurance - 0.5%

Validus Holdings, Ltd.	17,650	538,149

Internet Application Software - 0.8%

Brightcove, Inc.†	21,838	325,386
Vocus, Inc.†#	38,332	518,632

		844,018

Internet Connectivity Services - 1.6%

AboveNet, Inc.†	16,550	1,151,218
Cogent Communications Group, Inc.†#	33,500	617,070

		1,768,288

Internet Content-Information/News - 0.3%

Angie’s List, Inc.†#	23,460	375,360

Internet Infrastructure Software - 1.5%

F5 Networks, Inc.†	9,350	1,168,376
support.com, Inc.†#	140,356	463,175

		1,631,551

Internet Security - 0.8%

Sourcefire, Inc.†#	19,100	859,882

Investment Management/Advisor Services - 1.1%

Financial Engines, Inc.†#	52,600	1,212,430

Machine Tools & Related Products - 1.1%

Kennametal, Inc.#	26,650	1,227,765

Machinery-Farming - 0.9%

AGCO Corp.†	19,650	1,014,529

Machinery-General Industrial - 1.8%

Gardner Denver, Inc.	14,400	988,992
Roper Industries, Inc.	11,200	1,025,024

		2,014,016

Machinery-Pumps - 0.7%

Xylem, Inc.	28,400	737,832

Medical Information Systems - 0.3%

athenahealth, Inc.†#	4,800	339,216

Medical Instruments - 1.6%

DexCom, Inc.†#	81,208	876,234
Volcano Corp.†#	30,859	864,978

		1,741,212

Medical Products - 3.6%

Cooper Cos., Inc.	16,650	1,323,342
Cyberonics, Inc.†#	32,050	1,193,221
NxStage Medical, Inc.†#	39,100	782,000
Tornier NV†	26,100	613,350

		3,911,913

Medical-Biomedical/Gene - 2.0%

Ariad Pharmaceuticals, Inc.†#	33,300	477,522
Cubist Pharmaceuticals, Inc.†#	13,700	587,182
Exact Sciences Corp.†#	68,800	646,032
Incyte Corp., Ltd.†#	28,600	485,056

		2,195,792

Medical-Drugs - 1.6%

Jazz Pharmaceuticals PLC†	21,200	1,112,364
Salix Pharmaceuticals, Ltd.†#	13,400	660,888

		1,773,252

Medical-HMO - 1.0%

WellCare Health Plans, Inc.†	15,450	1,048,437

Metal Processors & Fabrication - 0.9%

RBC Bearings, Inc.†#	22,000	1,001,220

Networking Products - 1.6%

Acme Packet, Inc.†#	36,950	1,126,236
LogMeIn, Inc.†#	17,700	652,422

		1,778,658

Non-Ferrous Metals - 0.9%

Materion Corp.†	33,352	978,881

Oil Companies-Exploration & Production - 3.9%

Berry Petroleum Co., Class A#	31,500	1,699,740
Energy XXI Bermuda, Ltd.†	14,800	553,964
McMoRan Exploration Co.†#	29,700	415,800
Rosetta Resources, Inc.†	5,800	296,032
Whiting Petroleum Corp.†	21,650	1,269,556

		4,235,092

Oil Field Machinery & Equipment - 1.9%

Dril-Quip, Inc.†#	13,100	916,869
Lufkin Industries, Inc.#	15,200	1,210,528

		2,127,397

Oil-Field Services - 0.6%

Key Energy Services, Inc.†#	39,600	675,576

Pharmacy Services - 1.2%

SXC Health Solutions Corp.†	18,300	1,295,640

Platinum - 1.0%

Stillwater Mining Co.†#	73,300	1,040,860

Retail-Apparel/Shoe - 1.8%

DSW, Inc., Class A#	22,750	1,283,100
Vera Bradley, Inc.†#	20,200	741,340

		2,024,440

Retail-Auto Parts - 0.5%

O’Reilly Automotive, Inc.†#	6,300	544,950

Retail-Automobile - 0.3%

Group 1 Automotive, Inc.#	6,300	324,891

Retail-Catalog Shopping - 1.0%

MSC Industrial Direct Co., Class A	13,600	1,079,976

Retail-Home Furnishings - 1.2%

Pier 1 Imports, Inc.†#	74,500	1,279,165

Retail-Misc./Diversified - 1.1%

Sally Beauty Holdings, Inc.†	48,800	1,161,440

Retail-Perfume & Cosmetics - 0.7%

Ulta Salon Cosmetics & Fragrance, Inc.†	9,700	807,428

Retail-Restaurants - 1.3%

Buffalo Wild Wings, Inc.†#	16,250	1,405,462

Retail-Sporting Goods - 1.5%

Dick’s Sporting Goods, Inc.#	24,200	1,083,192
Zumiez, Inc.†#	17,800	559,276

		1,642,468

Schools - 0.2%

K12, Inc.†#	9,000	194,040

Seismic Data Collection - 0.3%

ION Geophysical Corp.†#	38,600	276,376

Semiconductor Components-Integrated Circuits - 2.5%

NXP Semiconductor NV†	46,400	1,150,720
Power Integrations, Inc.#	44,100	1,644,930

		2,795,650

Steel-Producers - 0.5%

Steel Dynamics, Inc.	33,800	500,578

Telecom Equipment-Fiber Optics - 1.0%

IPG Photonics Corp.†#	20,800	1,094,704

Therapeutics - 1.0%

Questcor Pharmaceuticals, Inc.†#	28,950	1,126,155

Toys - 0.4%

Leapfrog Enterprises, Inc.†#	66,200	465,386

Transactional Software - 1.9%

InnerWorkings, Inc.†#	85,767	977,744
VeriFone Systems, Inc.†#	22,150	1,060,763

		2,038,507

Transport-Air Freight - 0.3%

Atlas Air Worldwide Holdings, Inc.†	7,500	319,650

Transport-Rail - 0.8%

Kansas City Southern†	12,850	894,103

Transport-Truck - 0.6%

Forward Air Corp.#	20,589	693,232

Vitamins & Nutrition Products - 1.8%

Herbalife, Ltd.#	17,300	1,145,433
Vitamin Shoppe, Inc.†	19,246	816,608

		1,962,041

Web Hosting/Design - 1.5%

Equinix, Inc.†#	7,900	1,107,422
Rackspace Hosting, Inc.†#	10,200	532,848

		1,640,270

Total Common Stock
(cost $90,998,448)		106,583,855

EXCHANGE-TRADED FUNDS - 1.0%

iShares Russell 2000 Growth Index Fund#
(cost $1,114,951)	11,779	1,102,632

Total Long-Term Investment Securities
(cost $92,113,399)		107,686,487

SHORT-TERM INVESTMENT SECURITIES - 14.9%
Registered Investment Companies - 13.1%

Navigator Securities Lending Prime Portfolio(1)(2)	14,324,125	14,324,125

Time Deposits - 1.8%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 03/01/12	$1,983,000	1,983,000

Total Short-Term Investment Securities
(cost $16,307,125)		16,307,126

TOTAL INVESTMENTS
(cost $108,420,524)(3)	113.0%	123,993,612
Liabilities in excess of other assets	(13.0)	(14,291,111)

NET ASSETS	100.0%	$109,702,501

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At February 29, 2012, the Fund had loaned securities with a total value of $13,933,312. This was secured by collateral of $14,324,125, which was received in cash and subsequently invested in short-term investments currently valued at $14,324,125 as reported in the portfolio of investments. The remaining collateral of $179,088 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
U.S. Treasury Notes/Bonds	0.50% to 8.00%	11/15/12 to 11/15/28

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$106,583,855	$—	$—	$106,583,855
Exchange-Traded Funds	1,102,632	—	—	1,102,632
Short-Term Investment Securities:
Registered Investment Companies	—	14,324,125	—	14,324,125
Time Deposits	—	1,983,000	—	1,983,000

Total	$107,686,487	$16,307,125	$—	$123,993,612

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	130,000	$1,523,600
Omnicom Group, Inc.	77,800	3,846,432

		5,370,032

Aerospace/Defense - 1.2%

Boeing Co.	209,500	15,702,025
General Dynamics Corp.	100,400	7,352,292
Lockheed Martin Corp.#	74,800	6,613,068
Northrop Grumman Corp.#	73,600	4,402,016
Raytheon Co.#	97,600	4,930,752
Rockwell Collins, Inc.#	42,700	2,531,683

		41,531,836

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.	35,300	4,446,741
United Technologies Corp.	255,400	21,420,398

		25,867,139

Agricultural Chemicals - 0.6%

CF Industries Holdings, Inc.	18,400	3,422,400
Monsanto Co.	150,900	11,676,642
Mosaic Co.	83,900	4,845,225

		19,944,267

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	188,300	5,874,960

Airlines - 0.1%

Southwest Airlines Co.	219,400	1,970,212

Apparel Manufacturers - 0.4%

Coach, Inc.	82,300	6,159,332
Ralph Lauren Corp.	18,200	3,161,886
VF Corp.	24,600	3,592,830

		12,914,048

Appliances - 0.0%

Whirlpool Corp.#	21,500	1,624,755

Applications Software - 2.4%

Citrix Systems, Inc.†	52,600	3,931,324
Intuit, Inc.	83,800	4,846,992
Microsoft Corp.	2,110,400	66,984,096
Red Hat, Inc.†	54,400	2,690,624
Salesforce.com, Inc.†#	38,300	5,483,028

		83,936,064

Athletic Footwear - 0.3%

NIKE, Inc., Class B	104,600	11,288,432

Audio/Video Products - 0.0%

Harman International Industries, Inc.	19,800	972,774

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.	1,071,200	13,261,456

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.#	101,000	4,647,010

Auto/Truck Parts & Equipment-Original - 0.2%

BorgWarner, Inc.†#	30,900	2,559,756
Johnson Controls, Inc.	191,800	6,258,434

		8,818,190

Banks-Commercial - 0.3%

BB&T Corp.	196,500	5,747,625
First Horizon National Corp.#	74,300	698,420
M&T Bank Corp.#	35,400	2,889,348
Regions Financial Corp.	354,800	2,043,648
Zions Bancorporation#	51,900	986,100

		12,365,141

Banks-Fiduciary - 0.5%

Bank of New York Mellon Corp.	341,800	7,557,198
Northern Trust Corp.	67,900	3,015,439
State Street Corp.	138,700	5,857,301

		16,429,938

Banks-Super Regional - 2.6%

Capital One Financial Corp.	156,100	7,898,660
Comerica, Inc.#	56,000	1,662,640
Fifth Third Bancorp	259,300	3,529,073
Huntington Bancshares, Inc.	243,600	1,423,842
KeyCorp	268,600	2,175,660
PNC Financial Services Group, Inc.	148,300	8,826,816
SunTrust Banks, Inc.	151,400	3,476,144
US Bancorp	537,900	15,814,260
Wells Fargo & Co.	1,486,500	46,512,585

		91,319,680

Beverages-Non-alcoholic - 2.2%

Coca-Cola Co.	640,200	44,724,372
Coca-Cola Enterprises, Inc.	87,900	2,540,310
Dr Pepper Snapple Group, Inc.	60,400	2,298,220
PepsiCo, Inc.	440,700	27,737,658

		77,300,560

Beverages-Wine/Spirits - 0.2%

Beam, Inc.	43,800	2,412,504
Brown-Forman Corp., Class B	28,400	2,318,860
Constellation Brands, Inc., Class A†	49,100	1,072,344

		5,803,708

Brewery - 0.1%

Molson Coors Brewing Co., Class B	44,400	1,950,936

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†	74,500	3,475,425
Scripps Networks Interactive, Inc., Class A#	27,400	1,238,480

		4,713,905

Building Products-Wood - 0.0%

Masco Corp.	100,900	1,198,692

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.#	78,400	1,124,256
Lennar Corp., Class A#	45,300	1,059,114
PulteGroup, Inc.†#	94,900	837,018

		3,020,388

Cable/Satellite TV - 1.1%

Cablevision Systems Corp., Class A	62,200	885,106
Comcast Corp., Class A	768,100	22,566,778
DIRECTV, Class A†	198,900	9,213,048
Time Warner Cable, Inc.	89,900	7,132,666

		39,797,598

Casino Hotels - 0.1%

Wynn Resorts, Ltd.#	22,300	2,643,442

Cellular Telecom - 0.1%

MetroPCS Communications, Inc.†	82,700	851,810
Sprint Nextel Corp.†	844,400	2,085,668

		2,937,478

Chemicals-Diversified - 1.0%

Air Products & Chemicals, Inc.	59,300	5,351,232
Dow Chemical Co.	333,100	11,162,181
E.I. du Pont de Nemours & Co.	260,400	13,241,340
FMC Corp.	19,900	1,969,503
PPG Industries, Inc.	43,500	3,969,375

		35,693,631

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	38,800	2,100,244
Ecolab, Inc.	84,600	5,076,000
International Flavors & Fragrances, Inc.#	22,800	1,300,284
Sigma-Aldrich Corp.#	33,900	2,433,681

		10,910,209

Coal - 0.2%

Alpha Natural Resources, Inc.†	62,000	1,150,720
Consol Energy, Inc.	63,900	2,288,898
Peabody Energy Corp.	76,400	2,664,832

		6,104,450

Coatings/Paint - 0.1%

Sherwin-Williams Co.	24,300	2,506,545

Commercial Services - 0.1%

Iron Mountain, Inc.	52,300	1,623,915
Quanta Services, Inc.†	59,200	1,237,280

		2,861,195

Commercial Services-Finance - 1.4%

Automatic Data Processing, Inc.#	137,800	7,485,296
Equifax, Inc.	34,100	1,433,564
H&R Block, Inc.#	82,600	1,346,380
Mastercard, Inc., Class A	30,100	12,642,000
Moody’s Corp.#	55,100	2,127,411
Paychex, Inc.#	90,900	2,845,170
Total System Services, Inc.	45,700	999,916
Visa, Inc., Class A	143,400	16,687,458
Western Union Co.	174,500	3,048,515

		48,615,710

Computer Aided Design - 0.1%

Autodesk, Inc.†	63,900	2,418,615

Computer Services - 2.4%

Accenture PLC, Class A	180,700	10,758,878
Cognizant Technology Solutions Corp., Class A†	85,200	6,044,940
Computer Sciences Corp.	43,700	1,387,912
International Business Machines Corp.	332,200	65,353,706

		83,545,436

Computer Software - 0.1%

Akamai Technologies, Inc.†	50,600	1,821,600

Computers - 4.6%

Apple, Inc.†	262,000	142,119,280
Dell, Inc.†	430,400	7,445,920
Hewlett-Packard Co.	560,100	14,176,131

		163,741,331

Computers-Integrated Systems - 0.1%

Teradata Corp.†	47,200	3,141,160

Computers-Memory Devices - 0.7%

EMC Corp.†	575,000	15,921,750
NetApp, Inc.†	101,100	4,347,300
SanDisk Corp.†	67,700	3,348,442
Western Digital Corp.†	65,900	2,586,575

		26,204,067

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A#	20,200	744,976

Consulting Services - 0.0%

SAIC, Inc.†	77,900	951,938

Consumer Products-Misc. - 0.3%

Clorox Co.#	37,200	2,515,092
Kimberly-Clark Corp.	111,100	8,096,968

		10,612,060

Containers-Metal/Glass - 0.1%

Ball Corp.	45,800	1,835,664
Owens-Illinois, Inc.†	46,300	1,106,570

		2,942,234

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	29,000	909,730
Sealed Air Corp.	45,500	893,165

		1,802,895

Cosmetics & Toiletries - 2.0%

Avon Products, Inc.	121,400	2,268,966
Colgate-Palmolive Co.	136,400	12,709,752
Estee Lauder Cos., Inc., Class A	63,000	3,688,020
Procter & Gamble Co.	775,500	52,361,760

		71,028,498

Cruise Lines - 0.1%

Carnival Corp.	127,600	3,865,004

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.#	13,700	1,132,305
Fidelity National Information Services, Inc.	68,400	2,170,332
Fiserv, Inc.†	39,700	2,632,110

		5,934,747

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.#	39,900	1,543,332
Patterson Cos., Inc.	24,700	788,424

		2,331,756

Dialysis Centers - 0.1%

DaVita, Inc.†	26,400	2,284,920

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	24,200	2,265,604

Distribution/Wholesale - 0.3%

Fastenal Co.#	83,200	4,382,976
Genuine Parts Co.	43,900	2,751,652
WW Grainger, Inc.	17,100	3,552,183

		10,686,811

Diversified Banking Institutions - 3.3%

Bank of America Corp.	2,857,100	22,771,087
Citigroup, Inc.	824,100	27,459,012
Goldman Sachs Group, Inc.	138,800	15,981,432
JPMorgan Chase & Co.	1,071,100	42,029,964
Morgan Stanley	418,300	7,755,282

		115,996,777

Diversified Manufacturing Operations - 3.1%

3M Co.	197,600	17,309,760
Cooper Industries PLC	44,600	2,730,412
Danaher Corp.	160,600	8,484,498
Dover Corp.#	52,300	3,348,246
Eaton Corp.	94,200	4,916,298
General Electric Co.	2,975,900	56,690,895
Illinois Tool Works, Inc.	136,200	7,584,978
Ingersoll-Rand PLC	88,000	3,509,440
Leggett & Platt, Inc.#	39,200	887,096
Parker Hannifin Corp.	42,600	3,825,906
Textron, Inc.	78,400	2,156,784

		111,444,313

Diversified Operations - 0.0%

Leucadia National Corp.#	55,800	1,589,742

E-Commerce/Products - 0.9%

Amazon.com, Inc.†	102,500	18,418,225
eBay, Inc.†	323,900	11,576,186
Netflix, Inc.†#	15,600	1,727,388

		31,721,799

E-Commerce/Services - 0.3%

Expedia, Inc.#	26,700	909,135
priceline.com, Inc.†	14,000	8,778,280
TripAdvisor, Inc.†#	26,700	860,541

		10,547,956

Electric Products-Misc. - 0.3%

Emerson Electric Co.	207,400	10,434,294
Molex, Inc.#	38,700	1,048,770

		11,483,064

Electric-Generation - 0.1%

AES Corp.†	181,700	2,463,852

Electric-Integrated - 2.9%

Ameren Corp.	68,300	2,190,381
American Electric Power Co., Inc.	136,100	5,118,721
CMS Energy Corp.	71,000	1,520,110
Consolidated Edison, Inc.#	82,600	4,799,060
Constellation Energy Group, Inc.	56,800	2,059,568
Dominion Resources, Inc.#	160,600	8,105,482
DTE Energy Co.	47,700	2,575,323
Duke Energy Corp.#	375,700	7,859,644
Edison International	91,800	3,843,666
Entergy Corp.	49,600	3,304,848
Exelon Corp.#	186,900	7,302,183
FirstEnergy Corp.	117,900	5,221,791
Integrys Energy Group, Inc.#	22,000	1,144,660
NextEra Energy, Inc.#	119,100	7,087,641
Northeast Utilities#	49,900	1,791,410
Pepco Holdings, Inc.	64,000	1,244,160
PG&E Corp.	114,400	4,768,192
Pinnacle West Capital Corp.	30,800	1,448,524
PPL Corp.#	163,000	4,653,650
Progress Energy, Inc.	83,200	4,416,256
Public Service Enterprise Group, Inc.	142,600	4,389,228
SCANA Corp.#	32,500	1,462,500
Southern Co.	243,000	10,738,170
TECO Energy, Inc.#	60,800	1,091,360
Wisconsin Energy Corp.#	65,200	2,222,016
Xcel Energy, Inc.	136,700	3,621,183

		103,979,727

Electronic Components-Misc. - 0.2%

Jabil Circuit, Inc.#	51,600	1,332,828
TE Connectivity, Ltd.	119,600	4,371,380

		5,704,208

Electronic Components-Semiconductors - 2.0%

Advanced Micro Devices, Inc.†#	165,000	1,212,750
Altera Corp.	90,400	3,475,880
Broadcom Corp., Class A†	136,700	5,078,405
First Solar, Inc.†#	16,600	536,180
Intel Corp.	1,435,300	38,580,864
LSI Corp.†	158,800	1,365,680
Microchip Technology, Inc.#	53,900	1,944,173
Micron Technology, Inc.†#	278,400	2,380,320
NVIDIA Corp.†	172,100	2,607,315
Texas Instruments, Inc.	322,100	10,742,035
Xilinx, Inc.	74,000	2,732,820

		70,656,422

Electronic Connectors - 0.1%

Amphenol Corp., Class A	46,700	2,613,332

Electronic Forms - 0.1%

Adobe Systems, Inc.†	138,400	4,551,976

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	97,900	4,270,398
FLIR Systems, Inc.#	44,000	1,151,480

		5,421,878

Electronic Security Devices - 0.2%

Tyco International, Ltd.	130,200	6,746,964

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	28,100	1,974,025

Engineering/R&D Services - 0.1%

Fluor Corp.	47,800	2,890,944
Jacobs Engineering Group, Inc.†	36,100	1,668,542

		4,559,486

Engines-Internal Combustion - 0.2%

Cummins, Inc.	54,400	6,559,008

Enterprise Software/Service - 1.0%

BMC Software, Inc.†	48,000	1,797,120
CA, Inc.	104,300	2,819,229
Oracle Corp.	1,109,100	32,463,357

		37,079,706

Entertainment Software - 0.0%

Electronic Arts, Inc.†	93,400	1,525,222

Filtration/Separation Products - 0.1%

Pall Corp.	32,500	2,062,125

Finance-Consumer Loans - 0.1%

SLM Corp.	143,400	2,259,984

Finance-Credit Card - 0.6%

American Express Co.	284,800	15,063,072
Discover Financial Services	154,900	4,648,549

		19,711,621

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.#	304,300	4,223,684
E*Trade Financial Corp.†	71,600	689,508

		4,913,192

Finance-Other Services - 0.3%

CME Group, Inc.	18,700	5,413,463
IntercontinentalExchange, Inc.†#	20,500	2,828,180
NASDAQ OMX Group, Inc.†	36,000	948,240
NYSE Euronext	73,900	2,200,003

		11,389,886

Food-Confectionery - 0.1%

Hershey Co.	43,100	2,616,170
J.M. Smucker Co.	32,100	2,417,772

		5,033,942

Food-Dairy Products - 0.0%

Dean Foods Co.†	51,800	635,068

Food-Meat Products - 0.1%

Hormel Foods Corp.#	38,900	1,107,483
Tyson Foods, Inc., Class A	82,300	1,556,293

		2,663,776

Food-Misc. - 1.2%

Campbell Soup Co.#	50,600	1,685,992
ConAgra Foods, Inc.	116,800	3,066,000

General Mills, Inc.	181,400	6,949,434
H.J. Heinz Co.#	90,300	4,759,713
Kellogg Co.	69,900	3,659,265
Kraft Foods, Inc., Class A	498,000	18,958,860
McCormick & Co., Inc.#	37,400	1,886,830
Sara Lee Corp.	166,500	3,371,625

		44,337,719

Food-Retail - 0.3%

Kroger Co.	168,300	4,003,857
Safeway, Inc.#	95,800	2,054,910
SUPERVALU, Inc.#	59,800	390,494
Whole Foods Market, Inc.	45,000	3,633,300

		10,082,561

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	166,300	4,892,546

Gambling (Non-Hotel) - 0.0%

International Game Technology	83,900	1,260,178

Gas-Distribution - 0.3%

AGL Resources, Inc.#	32,900	1,311,723
CenterPoint Energy, Inc.	120,100	2,340,749
NiSource, Inc.#	79,200	1,900,800
Sempra Energy	67,600	4,004,624

		9,557,896

Gold Mining - 0.2%

Newmont Mining Corp.	139,500	8,286,300

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	24,000	2,082,480

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	81,600	1,493,280

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	75,600	2,667,168
Starwood Hotels & Resorts Worldwide, Inc.#	54,200	2,921,380
Wyndham Worldwide Corp.	43,000	1,891,570

		7,480,118

Human Resources - 0.0%

Robert Half International, Inc.#	40,300	1,145,729

Independent Power Producers - 0.0%

NRG Energy, Inc.†#	64,800	1,108,080

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.#	40,000	3,199,200

Industrial Gases - 0.3%

Airgas, Inc.	19,300	1,588,969
Praxair, Inc.	84,500	9,210,500

		10,799,469

Instruments-Controls - 0.4%

Honeywell International, Inc.	218,000	12,986,260

Instruments-Scientific - 0.3%

PerkinElmer, Inc.#	31,900	861,300
Thermo Fisher Scientific, Inc.	106,600	6,035,692
Waters Corp.†	25,300	2,266,880

		9,163,872

Insurance Brokers - 0.3%

Aon Corp.	91,100	4,264,391
Marsh & McLennan Cos., Inc.	151,600	4,729,920

		8,994,311

Insurance-Life/Health - 0.6%

Aflac, Inc.	131,600	6,218,100
Lincoln National Corp.	85,000	2,111,400
Principal Financial Group, Inc.	86,000	2,378,760
Prudential Financial, Inc.	133,000	8,134,280
Torchmark Corp.#	28,700	1,390,228
Unum Group	82,400	1,899,320

		22,132,088

Insurance-Multi-line - 1.1%

ACE, Ltd.	94,900	6,805,279
Allstate Corp.	142,400	4,475,632
American International Group, Inc.†(1)	123,100	3,596,982
Assurant, Inc.	26,000	1,104,220
Cincinnati Financial Corp.#	45,700	1,607,269
Genworth Financial, Inc., Class A†	138,400	1,258,056
Hartford Financial Services Group, Inc.#	125,600	2,601,176
Loews Corp.	86,100	3,369,954
MetLife, Inc.	298,100	11,491,755
XL Group PLC	90,300	1,878,240

		38,188,563

Insurance-Property/Casualty - 0.4%

Chubb Corp.	78,400	5,328,064
Progressive Corp.	173,800	3,722,796
Travelers Cos., Inc.	116,400	6,747,708

		15,798,568

Insurance-Reinsurance - 1.1%

Berkshire Hathaway, Inc., Class B†	495,600	38,879,820

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	22,400	2,799,104

Internet Security - 0.1%

Symantec Corp.†	207,800	3,707,152
VeriSign, Inc.#	44,800	1,655,360

		5,362,512

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	63,800	3,557,488
BlackRock, Inc.	28,200	5,611,800
Federated Investors, Inc., Class B#	26,000	532,740
Franklin Resources, Inc.	41,000	4,833,490
Invesco, Ltd.	127,100	3,148,267
Legg Mason, Inc.	35,100	961,389
T. Rowe Price Group, Inc.#	71,200	4,385,208

		23,030,382

Linen Supply & Related Items - 0.0%

Cintas Corp.	31,100	1,199,216

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	182,300	20,820,483
Joy Global, Inc.	29,600	2,574,016

		23,394,499

Machinery-Farming - 0.3%

Deere & Co.	116,700	9,677,931

Machinery-General Industrial - 0.1%

Roper Industries, Inc.	27,200	2,489,344

Machinery-Pumps - 0.1%

Flowserve Corp.#	15,700	1,861,549
Xylem, Inc.#	52,000	1,350,960

		3,212,509

Medical Information Systems - 0.1%

Cerner Corp.†#	41,100	3,034,413

Medical Instruments - 0.7%

Boston Scientific Corp.†	417,600	2,597,472
Edwards Lifesciences Corp.†	32,200	2,354,786
Intuitive Surgical, Inc.†	11,000	5,627,820
Medtronic, Inc.	297,500	11,340,700
St. Jude Medical, Inc.	89,900	3,786,588

		25,707,366

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	27,900	2,507,931
Quest Diagnostics, Inc.	44,500	2,583,225

		5,091,156

Medical Products - 1.0%

Baxter International, Inc.	158,900	9,236,857
Becton, Dickinson and Co.#	60,600	4,618,932
CareFusion Corp.†	63,300	1,633,773
Covidien PLC	136,000	7,106,000
Hospira, Inc.†#	46,400	1,652,768
Stryker Corp.	91,700	4,918,788
Varian Medical Systems, Inc.†#	31,700	2,068,425
Zimmer Holdings, Inc.†	50,500	3,067,875

		34,303,418

Medical-Biomedical/Gene - 1.3%

Amgen, Inc.	223,600	15,193,620
Biogen Idec, Inc.†	68,500	7,978,195
Celgene Corp.†	125,100	9,172,957
Gilead Sciences, Inc.†	211,700	9,632,350
Life Technologies Corp.†	50,200	2,374,962

		44,352,084

Medical-Drugs - 5.4%

Abbott Laboratories	439,100	24,857,451
Allergan, Inc.	86,000	7,704,740
Bristol-Myers Squibb Co.	477,600	15,364,392
Eli Lilly & Co.	287,200	11,269,728
Forest Laboratories, Inc.†	75,300	2,448,756
Johnson & Johnson	769,800	50,098,584
Merck & Co., Inc.	859,100	32,791,847
Pfizer, Inc.	2,166,800	45,719,480

		190,254,978

Medical-Generic Drugs - 0.2%

Mylan, Inc.†	120,200	2,817,488
Perrigo Co.#	26,300	2,710,478
Watson Pharmaceuticals, Inc.†	35,800	2,087,856

		7,615,822

Medical-HMO - 1.0%

Aetna, Inc.	102,100	4,774,196
Cigna Corp.	80,500	3,550,855
Coventry Health Care, Inc.†	40,700	1,330,483
Humana, Inc.	46,100	4,015,310
UnitedHealth Group, Inc.	300,500	16,752,875
WellPoint, Inc.	98,100	6,438,303

		36,862,022

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	122,400	691,560

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.#	72,800	2,719,080
Cardinal Health, Inc.	97,400	4,046,970
McKesson Corp.	69,200	5,778,892

		12,544,942

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	40,600	6,797,658

Metal-Aluminum - 0.1%

Alcoa, Inc.#	300,000	3,051,000

Metal-Copper - 0.3%

Freeport-McMoRan Copper & Gold, Inc.	267,200	11,372,032

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.#	40,300	2,558,244

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	65,500	3,050,990

Multimedia - 1.5%

News Corp., Class A	618,100	12,281,647
Time Warner, Inc.	282,100	10,496,941
Viacom, Inc., Class B	155,700	7,414,434
Walt Disney Co.	506,400	21,263,736

		51,456,758

Networking Products - 0.8%

Cisco Systems, Inc.	1,515,300	30,124,164

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.#	23,200	340,112

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	88,700	2,645,921
Waste Management, Inc.#	129,800	4,540,404

		7,186,325

Office Automation & Equipment - 0.1%

Pitney Bowes, Inc.#	56,300	1,020,719
Xerox Corp.	391,000	3,217,930

		4,238,649

Office Supplies & Forms - 0.0%

Avery Dennison Corp.#	29,700	905,850

Oil & Gas Drilling - 0.3%

Diamond Offshore Drilling, Inc.#	19,600	1,342,012
Helmerich & Payne, Inc.#	30,200	1,851,260
Nabors Industries, Ltd.†	81,100	1,766,358
Noble Corp.†#	71,200	2,860,816
Rowan Cos., Inc.†	35,200	1,297,824

		9,118,270

Oil Companies-Exploration & Production - 2.7%

Anadarko Petroleum Corp.	140,400	11,810,448
Apache Corp.	108,300	11,688,819
Cabot Oil & Gas Corp.	59,000	2,057,920
Chesapeake Energy Corp.#	185,800	4,645,000
Denbury Resources, Inc.†	112,000	2,229,920
Devon Energy Corp.	113,800	8,342,678
EOG Resources, Inc.	75,800	8,630,588
EQT Corp.	42,100	2,232,142
Newfield Exploration Co.†	37,300	1,342,800
Noble Energy, Inc.	49,500	4,833,675
Occidental Petroleum Corp.	228,800	23,879,856
Pioneer Natural Resources Co.	34,500	3,782,580
QEP Resources, Inc.	49,900	1,703,586
Range Resources Corp.	44,100	2,808,288
Southwestern Energy Co.†	97,900	3,236,574
WPX Energy, Inc.†	55,366	1,005,447

		94,230,321

Oil Companies-Integrated - 6.4%

Chevron Corp.	561,400	61,259,968
ConocoPhillips	374,300	28,652,665
Exxon Mobil Corp.	1,351,100	116,870,150
Hess Corp.	84,000	5,453,280
Marathon Oil Corp.	198,400	6,723,776
Marathon Petroleum Corp.	100,500	4,175,775
Murphy Oil Corp.	54,500	3,484,730

		226,620,344

Oil Field Machinery & Equipment - 0.5%

Cameron International Corp.†	69,100	3,849,561
FMC Technologies, Inc.†	67,200	3,388,896
National Oilwell Varco, Inc.	119,500	9,862,335

		17,100,792

Oil Refining & Marketing - 0.2%

Sunoco, Inc.	30,100	1,162,763
Tesoro Corp.†#	40,100	1,063,853
Valero Energy Corp.	157,800	3,864,522

		6,091,138

Oil-Field Services - 1.3%

Baker Hughes, Inc.	123,000	6,184,440
Halliburton Co.	259,400	9,491,446
Schlumberger, Ltd.	378,300	29,359,863

		45,035,749

Paper & Related Products - 0.2%

International Paper Co.	123,200	4,330,480
MeadWestvaco Corp.	48,100	1,456,468

		5,786,948

Pharmacy Services - 0.4%

Express Scripts, Inc.†#	137,100	7,311,543
Medco Health Solutions, Inc.†	109,100	7,374,069

		14,685,612

Pipelines - 0.5%

El Paso Corp.	217,400	6,045,894
ONEOK, Inc.	29,000	2,396,560
Spectra Energy Corp.	183,300	5,751,954
Williams Cos., Inc.	166,100	4,963,068

		19,157,476

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.#	52,900	731,078

Publishing-Books - 0.1%

McGraw-Hill Cos., Inc.	82,700	3,848,858

Publishing-Newspapers - 0.0%

Gannett Co., Inc.#	67,200	997,248
Washington Post Co., Class B#	1,400	551,460

		1,548,708

Quarrying - 0.0%

Vulcan Materials Co.#	36,400	1,621,984

Real Estate Investment Trusts - 1.9%

American Tower Corp.	110,800	6,933,864
Apartment Investment & Management Co., Class A	34,100	847,044
AvalonBay Communities, Inc.#	26,800	3,475,156
Boston Properties, Inc.	41,600	4,224,480
Equity Residential	83,600	4,756,004
HCP, Inc.	114,900	4,538,550
Health Care REIT, Inc.	53,500	2,912,540
Host Hotels & Resorts, Inc.	199,100	3,141,798
Kimco Realty Corp.#	114,700	2,108,186
Plum Creek Timber Co., Inc.#	45,500	1,781,780
ProLogis, Inc.	129,200	4,348,872
Public Storage	40,000	5,362,800
Simon Property Group, Inc.	82,800	11,217,744
Ventas, Inc.	81,200	4,540,704
Vornado Realty Trust	52,000	4,249,960
Weyerhaeuser Co.	151,200	3,158,568

		67,598,050

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	91,400	1,675,362

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A	24,200	1,108,118
Gap, Inc.	97,800	2,284,608
Limited Brands, Inc.	69,300	3,224,529
Ross Stores, Inc.	65,200	3,477,116
Urban Outfitters, Inc.†	31,300	888,607

		10,982,978

Retail-Auto Parts - 0.2%

AutoZone, Inc.†	7,900	2,958,392
O’Reilly Automotive, Inc.†	36,200	3,131,300

		6,089,692

Retail-Automobile - 0.1%

AutoNation, Inc.†#	13,400	456,672
CarMax, Inc.†#	63,800	1,958,022

		2,414,694

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	67,700	4,044,398

Retail-Building Products - 0.9%

Home Depot, Inc.	434,500	20,669,165
Lowe’s Cos., Inc.	353,100	10,020,978
Orchard Supply Hardware Stores Corp., Class A†#	1	21

		30,690,164

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A#	39,000	888,420

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	82,700	2,042,690

Retail-Discount - 1.6%

Big Lots, Inc.†	18,500	811,225
Costco Wholesale Corp.	122,200	10,516,532
Dollar Tree, Inc.†	33,600	2,973,936
Family Dollar Stores, Inc.	33,100	1,787,069
Target Corp.	189,300	10,731,417
Wal-Mart Stores, Inc.	492,300	29,085,084

		55,905,263

Retail-Drug Store - 0.7%

CVS Caremark Corp.	366,900	16,547,190
Walgreen Co.	250,700	8,313,212

		24,860,402

Retail-Jewelry - 0.1%

Tiffany & Co.	35,800	2,327,358

Retail-Major Department Stores - 0.4%

J.C. Penney Co., Inc.#	40,300	1,595,880
Nordstrom, Inc.	45,600	2,445,072
Sears Holdings Corp.†#	10,800	752,328
TJX Cos., Inc.	212,600	7,783,286

		12,576,566

Retail-Office Supplies - 0.1%

Staples, Inc.	197,200	2,890,952

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.#	71,400	3,547,152
Macy’s, Inc.	118,300	4,491,851

		8,039,003

Retail-Restaurants - 1.5%

Chipotle Mexican Grill, Inc.†#	8,800	3,433,936
Darden Restaurants, Inc.#	37,200	1,896,828
McDonald’s Corp.	288,400	28,632,352
Starbucks Corp.	210,100	10,202,456
Yum! Brands, Inc.	129,800	8,597,952

		52,763,524

Rubber-Tires - 0.0%

Goodyear Tire & Rubber Co.†	68,900	886,054

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.#	148,700	1,018,595
People’s United Financial, Inc.#	101,700	1,280,403

		2,298,998

Schools - 0.1%

Apollo Group, Inc., Class A†	32,800	1,398,592
DeVry, Inc.	17,100	607,563

		2,006,155

Semiconductor Components-Integrated Circuits - 1.0%

Analog Devices, Inc.	84,000	3,293,640
Linear Technology Corp.	64,200	2,149,416
QUALCOMM, Inc.	473,800	29,460,884

		34,903,940

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	368,000	4,504,320
KLA-Tencor Corp.#	47,000	2,274,800
Novellus Systems, Inc.†	18,800	873,824
Teradyne, Inc.†#	51,900	852,198

		8,505,142

Steel-Producers - 0.1%

Nucor Corp.#	89,300	3,887,229
United States Steel Corp.#	40,600	1,105,132

		4,992,361

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.	30,000	1,316,100

Telecom Equipment-Fiber Optics - 0.2%

Corning, Inc.	443,000	5,776,720
JDS Uniphase Corp.†#	64,600	842,384

		6,619,104

Telecommunication Equipment - 0.1%

Harris Corp.#	32,600	1,422,338
Juniper Networks, Inc.†	148,300	3,375,308

		4,797,646

Telephone-Integrated - 2.6%

AT&T, Inc.	1,670,400	51,097,536
CenturyLink, Inc.	174,100	7,007,525
Frontier Communications Corp.#	280,500	1,287,495
Verizon Communications, Inc.	798,000	30,411,780
Windstream Corp.#	164,300	1,984,744

		91,789,080

Television - 0.2%

CBS Corp., Class B	184,500	5,516,550

Tobacco - 1.9%

Altria Group, Inc.	579,700	17,448,970
Lorillard, Inc.	38,100	4,994,148
Philip Morris International, Inc.	489,600	40,891,392
Reynolds American, Inc.	95,300	3,995,929

		67,330,439

Tools-Hand Held - 0.1%

Snap-on, Inc.#	16,400	1,002,532
Stanley Black & Decker, Inc.	47,600	3,655,680

		4,658,212

Toys - 0.1%

Hasbro, Inc.#	32,700	1,154,964
Mattel, Inc.#	95,500	3,098,020

		4,252,984

Transport-Rail - 0.8%

CSX Corp.	296,000	6,218,960
Norfolk Southern Corp.	94,700	6,524,830
Union Pacific Corp.	136,200	15,016,050

		27,759,840

Transport-Services - 1.0%

C.H. Robinson Worldwide, Inc.	46,300	3,063,671
Expeditors International of Washington, Inc.	59,800	2,609,074
FedEx Corp.	89,400	8,045,106
Ryder System, Inc.	14,400	766,512
United Parcel Service, Inc., Class B	272,000	20,914,080

		35,398,443

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	57,400	4,462,850

Web Portals/ISP - 1.4%

Google, Inc., Class A†	71,200	44,019,400
Yahoo!, Inc.†	349,600	5,184,568

		49,203,968

Wireless Equipment - 0.2%

Motorola Mobility Holdings, Inc.†#	74,300	2,949,710
Motorola Solutions, Inc.	80,700	4,018,860

		6,968,570

Total Common Stock
(cost $2,610,480,414)		3,485,414,392

PREFERRED STOCK - 0.0%
Retail-Building Products - 0.0%

Orchard Supply Hardware, Series A# (cost $1,025)	488	1,000

Total Long-Term Investment Securities
(cost $2,610,481,439)		3,485,415,392

SHORT-TERM INVESTMENT SECURITIES - 5.9%
Registered Investment Companies - 5.8%

Navigator Securities Lending Prime Portfolio(2)(3)	205,134,177	205,134,177

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.01% due 03/15/12(4)	$3,600,000	3,599,987
0.03% due 03/15/12(4)	850,000	849,997

		4,449,984

Total Short-Term Investment Securities
(cost $209,584,161)		209,584,161

REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(5)
(cost $39,047,000)	39,047,000	39,047,000

TOTAL INVESTMENTS
(cost $2,859,112,600)(6)	105.6%	3,734,046,553
Liabilities in excess of other assets	(5.6)	(199,376,893)

NET ASSETS	100.0%	$3,534,669,660

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security represents an investment in an affiliated company; see Note 4
(2)	The security is purchased with the cash collateral received from securities loaned.

(3)	At February 29, 2012, the Fund had loaned securities with a total value of $222,147,434. This was secured by collateral of $205,134,177, which was received in cash and subsequently invested in short-term investments currently valued at $205,134,177 as reported in the portfolio of investments. The remaining collateral of $24,874,636 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.29% to 5.00%	01/10/13 to 06/15/40
Federal National Mtg. Assoc.	4.50% to 6.50%	07/01/17 to 08/25/41
United States Treasury Bills	zero coupon	06/28/12
United States Treasury Notes/Bonds	0.38% to 8.00%	04/30/12 to 11/15/28

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 212	Unrealized Appreciation (Depreciation)
729	Long	S&P 500 E-Mini Index	March 2012	$46,770,399	$49,732,380	$2,961,981

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$190,254,978	$—	$—	$190,254,978
Oil Companies - Integrated	226,620,344	—	—	226,620,344
Other Industries*	3,068,539,070	—	—	3,068,539,070
Preferred Stock	1,000	—	—	1,000
Short-Term Investment Securities:
Registered Investment Companies	—	205,134,177	—	205,134,177
U.S. Government Treasuries	—	4,449,984	—	4,449,984
Repurchase Agreement	—	39,047,000	—	39,047,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,961,981	—	—	2,961,981

Total	$3,488,377,373	$248,631,161	$—	$3,737,008,534

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - February 29, 2012 (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.2%
Aerospace/Defense - 0.9%

Boeing Co.	13,047	$977,873

Agricultural Chemicals - 1.3%

CF Industries Holdings, Inc.	2,679	498,294
Mosaic Co.	17,254	996,419

		1,494,713

Agricultural Operations - 0.8%

Archer-Daniels-Midland Co.	28,970	903,864

Applications Software - 1.6%

Microsoft Corp.	56,904	1,806,133

Auto-Cars/Light Trucks - 0.3%

General Motors Co.†	14,424	375,312

Auto-Heavy Duty Trucks - 0.9%

PACCAR, Inc.	21,610	994,276

Banks-Commercial - 1.4%

BB&T Corp.	53,200	1,556,100

Banks-Super Regional - 5.5%

PNC Financial Services Group, Inc.	37,548	2,234,857
Wells Fargo & Co.	127,681	3,995,138

		6,229,995

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	17,742	1,116,681

Brewery - 1.1%

Anheuser-Busch InBev NV ADR	18,920	1,272,370

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	81,749	2,401,786

Chemicals-Diversified - 2.3%

Dow Chemical Co.	43,143	1,445,722
E.I. du Pont de Nemours & Co.	21,932	1,115,242

		2,560,964

Computers - 0.6%

Hewlett-Packard Co.	26,764	677,397

Containers-Metal/Glass - 0.6%

Rexam PLC ADR	21,558	707,534

Diversified Banking Institutions - 6.1%

Bank of America Corp.	107,672	858,146
Credit Suisse Group AG ADR	26,179	702,121
Goldman Sachs Group, Inc.	13,617	1,567,861
JPMorgan Chase & Co.	97,297	3,817,934

		6,946,062

Diversified Manufacturing Operations - 5.7%

3M Co.	11,340	993,384
General Electric Co.	141,869	2,702,604
Illinois Tool Works, Inc.	22,637	1,260,655
Ingersoll-Rand PLC	38,024	1,516,397

		6,473,040

Electric-Integrated - 3.4%

Edison International	23,844	998,348
Entergy Corp.	14,175	944,480
NextEra Energy, Inc.	9,110	542,136
Northeast Utilities	28,684	1,029,756
PPL Corp.	13,350	381,143

		3,895,863

Electronic Components-Semiconductors - 3.5%

Intel Corp.	94,512	2,540,483
Xilinx, Inc.	37,181	1,373,094

		3,913,577

Electronic Security Devices - 1.6%

Tyco International, Ltd.	35,050	1,816,291

Food-Misc. - 1.9%

General Mills, Inc.	23,066	883,658
Kraft Foods, Inc., Class A	32,885	1,251,932

		2,135,590

Food-Wholesale/Distribution - 0.4%

Sysco Corp.	14,065	413,792

Insurance Brokers - 1.6%

Marsh & McLennan Cos., Inc.	59,855	1,867,476

Insurance-Life/Health - 1.1%

Principal Financial Group, Inc.	45,799	1,266,800

Insurance-Multi-line - 2.2%

ACE, Ltd.	34,394	2,466,394

Insurance-Property/Casualty - 1.3%

Chubb Corp.	21,618	1,469,159

Insurance-Reinsurance - 0.9%

Swiss Re AG†	16,791	996,658

Investment Management/Advisor Services - 2.7%

Ameriprise Financial, Inc.	23,061	1,285,881
BlackRock, Inc.	8,898	1,770,702

		3,056,583

Medical Instruments - 0.8%

St. Jude Medical, Inc.	20,400	859,248

Medical Products - 2.8%

Baxter International, Inc.	18,290	1,063,198
Covidien PLC	27,062	1,413,989
Zimmer Holdings, Inc.†	11,803	717,032

		3,194,219

Medical-Biomedical/Gene - 1.2%

Amgen, Inc.	19,656	1,335,625

Medical-Drugs - 5.3%

Johnson & Johnson	17,643	1,148,207
Merck & Co., Inc.	51,918	1,981,710
Pfizer, Inc.	137,604	2,903,444

		6,033,361

Medical-Generic Drugs - 1.1%

Teva Pharmaceutical Industries, Ltd. ADR	27,827	1,246,928

Medical-HMO - 1.6%

UnitedHealth Group, Inc.	31,475	1,754,731

Medical-Hospitals - 0.6%

HCA Holdings, Inc.	26,730	712,889

Multimedia - 1.0%

Thomson Reuters Corp.	40,300	1,167,894

Networking Products - 2.6%

Cisco Systems, Inc.	145,509	2,892,719

Oil & Gas Drilling - 0.9%

Noble Corp.†	24,900	1,000,482

Oil Companies-Exploration & Production - 4.2%

Apache Corp.	8,983	969,535

EOG Resources, Inc.	6,080	692,269
Occidental Petroleum Corp.	23,500	2,452,695
Southwestern Energy Co.†	20,459	676,375

		4,790,874

Oil Companies-Integrated - 6.7%

Chevron Corp.	34,996	3,818,764
Exxon Mobil Corp.	18,217	1,575,770
Marathon Oil Corp.	29,547	1,001,348
Royal Dutch Shell PLC ADR	15,800	1,173,624

		7,569,506

Oil-Field Services - 0.9%

Baker Hughes, Inc.	20,790	1,045,321

Paper & Related Products - 0.2%

International Paper Co.	7,300	256,595

Retail-Building Products - 2.1%

Home Depot, Inc.	32,504	1,546,215
Lowe’s Cos., Inc.	30,900	876,942

		2,423,157

Retail-Drug Store - 1.5%

CVS Caremark Corp.	37,374	1,685,567

Retail-Major Department Stores - 0.8%

Nordstrom, Inc.	17,735	950,951

Retail-Office Supplies - 0.5%

Staples, Inc.	35,789	524,667

Retail-Regional Department Stores - 1.2%

Kohl’s Corp.	26,923	1,337,535

Rubber-Tires - 0.5%

Goodyear Tire & Rubber Co.†	40,750	524,045

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	29,539	1,158,224
Maxim Integrated Products, Inc.	33,483	933,841

		2,092,065

Steel-Producers - 1.3%

Nucor Corp.	13,540	589,396
Steel Dynamics, Inc.	61,321	908,164

		1,497,560

Telephone-Integrated - 2.2%

AT&T, Inc.	81,318	2,487,518

Television - 0.6%

CBS Corp., Class B	20,835	622,967

Tobacco - 1.5%

Philip Morris International, Inc.	20,182	1,685,601

Tools-Hand Held - 1.4%

Stanley Black & Decker, Inc.	21,158	1,624,934

Toys - 1.1%

Mattel, Inc.	36,824	1,194,571

Total Long-Term Investment Securities
(cost $105,826,839)		112,303,813

TOTAL INVESTMENTS
(cost $105,826,839)(1)	99.2%	112,303,813
Other assets less liabilities	0.8	881,711

NET ASSETS	100.0%	$113,185,524

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$6,229,995	$—	$—	$6,229,995
Diversified Banking Institutions	6,946,062	—	—	6,946,062
Diversified Manufacturing Operations	6,473,040	—	—	6,473,040
Medical - Drugs	6,033,361	—	—	6,033,361
Oil Companies-Integrated	7,569,506	—	—	7,569,506
Other Industries*	79,051,849	—	—	79,051,849

Total	$112,303,813	$—	$—	$112,303,813

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - February 29, 2012 - (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Director (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward foreign currency contracts (“Forward contracts”) are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of February 29, 2012 are reported on a schedule following the Portfolio of Investments.

Note 2. Derivative Instruments

The following tables represent the value of derivatives held as of February 29, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of February 29, 2012, please refer to the Portfolio of Investments.

	Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(4)	$—	$12,390
Interest rate contracts
Future contracts (variation margin)(3)(4)	4,813	—

	$4,813	$12,390

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $3,216,885.
(3)	The average value outstanding for interest rate futures contracts was $97,514.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $370,531 as reported in the Portfolio of Investments.

	Emerging Economies Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$15,778

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $280,721.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation(depreciation) of $(15,778) as reported in the Portfolio of Investments.

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$40,950

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $8,593,344.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $257,711 as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign Exchange Contracts(2)	$3,720,136	$1,774,700

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the Unted States of America.

(2)	The average notional amount outstanding for forward contracts was $162,506,551.

Growth Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign Exchange Contracts(2)	$—	$—

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the Unted States of America.

(2)	The average notional amount outstanding for forward contracts was $11,019.

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts(2)(3)
Call and put options purchased, at value	$5,210	$—
Call and put options written, at value	—	2,361,381

	$5,210	$2,361,381

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity written options contracts was $4,357,697.
(3)	The average value outstanding for equity purchased options contracts was $37,430.

	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$164,788	$—

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the Unted States of America.

(2)	The average value outstanding for equity futures contracts was $36,023,015.
(3)	The variation margin on futures contracts is included in the unrealized appreciation(depreciation) of $1,152,493 as reported in the portfolio of investments.

	International Government Bond Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Foreign exchange contracts(2)	$63,158	$66,451

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward contracts was $5,380,417

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$168,640

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $26,939,584.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $2,476,635 as reported in the Portfolio of Investments.

	Nasdaq®-100 Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$31,140

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $5,111,182.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $769,641 as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$508,200

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $20,132,897.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $(307,499) as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Future contracts (variation margin)(2)(3)	$—	$255,150

(1)

The Fund’s derivative contracts held during the period ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $34,183,697.
(3)	The variation margin on futures contracts is included in the cumulative appreciation(depreciation) of $2,961,981 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended February 29, 2012, the Emerging Economies Fund used Forward Currency Contracts to hedge portfolio exposure to benchmark currency allocations and enhance returns. The Growth Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and enhance return. As of February 29, 2012, the following Funds had open forward contracts: Global Strategy Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended February 29, 2012, the Asset Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of February 29, 2012, the following Funds had open futures contracts: Asset Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures contracts are generally exchange-traded.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended February 29, 2012, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of February 29, 2012, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended February 29, 2012 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2011	7,507	4,663,729
Options Written	8,278	4,315,351
Options terminated in closing purchase transactions	(5,477)	(3,415,398)
Options exercised	(1,063)	(816,840)
Options expired	(4,526)	(2,072,414)

Options outstanding as of February 29, 2012	4,719	2,674,428

Note 3. Repurchase Agreements

As of February 29, 2012, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.74%	$2,766,000
Government Securities	0.11%	406,000
Growth & Income	0.76%	2,843,000
Large Capital Growth	1.78%	6,674,000
Mid Cap Index	5.73%	21,535,000
Nasdaq-100® Index	2.28%	8,568,000
Small Cap Index	6.13%	23,014,000
Stock Index	10.40%	39,047,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated February 29, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $375,537,000, a repurchase price of $375,537,104, and a maturity date of March 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	12/31/16	$126,010,000	$126,639,958
U.S. Treasury Notes	1.88%	10/31/17	100,000,000	106,012,200
U.S. Treasury Notes	2.63%	04/30/18	131,230,000	144,206,558
U.S. Treasury Notes	3.13%	05/15/21	5,464,000	6,192,663

As of February 29, 2012, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	31.54%	$78,847,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated February 29, 2012, bearing interest at a rate of 0.16% per annum, with a principal amount of $250,000,000, a repurchase price of 250,001,111 and a maturity date of March 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.63%	01/15/15	$35,000,000	$45,455,200
U.S. Treasury Inflation Index Notes	1.63%	01/15/18	16,919,000	21,233,345
U.S. Treasury Inflation Index Notes	2.00%	04/15/12	50,000,000	56,437,500
U.S. Treasury Inflation Index Notes	2.00%	01/15/14	50,000,000	65,812,500
U.S. Treasury Inflation Index Notes	2.50%	07/15/16	50,000,000	66,062,500

Note 4. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares securities issued by AIG or an affiliate thereof. During the period ended February 29, 2012, transactions in these securities were as follows:

Fund	Security	Income	Market Value at 05/31/11	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/29/12
Stock Index	American International Group, Inc. Common Stock	—	$3,562,500	$30,664	$76,467	$(1,505,980)	$1,586,265	$3,596,982
	American International Group, Inc. Warrants	—	9	—	7	(10)	8	—

Note 5. Federal Income Taxes

As of February 29, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$137,519,746	$14,094,372	$(3,896,251)	$10,198,121
Blue Chip Growth	306,598,006	131,282,114	(3,946,058)	127,336,056
Broad Cap Value Income	25,747,082	4,395,810	(1,445,235)	2,950,575
Capital Conservation	176,374,606	7,288,004	(1,286,999)	6,001,005
Core Equity	239,192,494	32,215,822	(6,786,066)	25,429,756
Dividend Value	288,034,848	45,776,472	(3,913,231)	41,863,241
Emerging Economies	461,830,298	74,792,766	(1,617,097)	73,175,669
Foreign Value	1,019,876,751	106,179,468	(151,207,935)	(45,028,467)
Global Real Estate	280,311,181	26,521,612	(20,267,611)	6,254,001

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Social Awareness	269,070,180	28,087,887	(17,264,497)	10,823,390
Global Strategy	494,178,160	52,955,394	(35,610,706)	17,344,688
Government Securities	118,600,059	5,903,696	(303,854)	5,599,842
Growth	725,044,087	141,187,174	(14,934,626)	126,252,548
Growth & Income	83,921,827	8,218,547	(2,007,646)	6,210,901
Health Sciences	204,582,376	67,081,549	(16,494,432)	50,587,117
Inflation Protected	343,958,821	44,129,631	(3,651,007)	40,478,624
International Equities	953,596,343	77,836,000	(88,361,151)	(10,525,151)
International Government Bond*	199,090,167	10,027,472	(1,790,231)	8,237,241
International Growth	543,793,678	68,338,287	(21,038,534)	47,299,753
Large Cap Core	127,517,300	19,082,390	(1,940,845)	17,141,545
Large Capital Growth	339,987,551	56,832,633	(6,404,229)	50,428,404
Mid Cap Index	2,575,731,896	534,771,003	(247,100,662)	287,670,341
Mid Cap Strategic Growth	287,159,930	46,902,894	(18,192,135)	28,710,759
Money Market I	419,997,634	—	—	—
Nasdaq-100® Index	128,114,291	48,120,492	(5,034,376)	43,086,116
Science & Technology	773,974,003	126,968,189	(44,207,079)	82,761,110
Small Cap Aggressive Growth	76,224,852	13,372,893	(1,837,099)	11,535,794
Small Cap	322,937,106	77,431,385	(20,171,264)	57,260,121
Small Cap Index	949,398,245	201,166,291	(154,809,243)	46,357,048
Small Cap Special Values	228,063,223	26,190,160	(20,886,469)	5,303,691
Small-Mid Growth	109,370,413	17,805,024	(3,181,825)	14,623,199
Stock Index	2,957,758,967	1,175,611,517	(399,323,931)	776,287,586
Value	106,965,332	11,389,030	(6,050,549)	5,338,481

*	The tax adjustments for International Government Bond Fund are for the 12 months ended September 30, 2011.

Note 6. Unfunded Commitments

At February 29, 2012, the Health Sciences Fund had the following unfunded commitment:

Name	Type	Amount
Tesaro, Inc., Series B	Convertible Preferred Stock	206,139

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	April 27, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	April 27, 2012